Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$440	$360,612
3.38%, 03/01/41 (Call 09/01/40)(a)	1,054	765,871
4.65%, 10/01/28 (Call 07/01/28)	738	711,746
4.75%, 03/30/30 (Call 12/30/29)	645	627,206
5.40%, 10/01/48 (Call 04/01/48)	1,043	967,058
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	583	492,323
2.60%, 08/01/31 (Call 05/01/31)(a)	1,130	942,330
4.20%, 06/01/30 (Call 03/01/30)	922	872,790
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,945	1,876,625
3.65%, 11/01/24 (Call 08/01/24)	768	749,506
WPP Finance 2010, 3.75%, 09/19/24	773	751,896
		9,117,963
Aerospace & Defense — 1.5%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	900	851,352
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	730	613,833
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	450	486,977
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	855	836,214
3.85%, 12/15/25 (Call 09/15/25)(b)	1,262	1,219,103
4.75%, 10/07/44(b)	332	298,854
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,470	1,186,378
3.00%, 09/15/50 (Call 03/15/50)(b)	360	240,345
3.40%, 04/15/30 (Call 01/15/30)(b)	1,345	1,221,150
5.80%, 10/11/41(b)	1,130	1,147,019
Boeing Co. (The)
2.20%, 02/04/26 (Call 07/03/23)	6,095	5,671,884
2.25%, 06/15/26 (Call 03/15/26)	631	576,516
2.50%, 03/01/25 (Call 12/01/24)	397	376,214
2.60%, 10/30/25 (Call 07/30/25)	705	661,949
2.70%, 02/01/27 (Call 12/01/26)	970	890,734
2.75%, 02/01/26 (Call 01/01/26)	770	721,159
2.80%, 03/01/27 (Call 12/01/26)	727	666,007
2.85%, 10/30/24 (Call 07/30/24)(a)	616	594,662
2.95%, 02/01/30 (Call 11/01/29)	1,030	897,754
3.10%, 05/01/26 (Call 03/01/26)	1,275	1,201,077
3.20%, 03/01/29 (Call 12/01/28)	1,515	1,364,129
3.25%, 02/01/28 (Call 12/01/27)	408	375,965
3.25%, 03/01/28 (Call 12/01/27)	607	553,843
3.25%, 02/01/35 (Call 11/01/34)	696	560,364
3.30%, 03/01/35 (Call 09/01/34)	453	354,804
3.38%, 06/15/46 (Call 12/15/45)	315	217,580
3.45%, 11/01/28 (Call 08/01/28)	737	668,777
3.50%, 03/01/39 (Call 09/01/38)	427	321,791
3.50%, 03/01/45 (Call 09/01/44)	468	327,209
3.55%, 03/01/38 (Call 09/01/37)	435	337,430
3.60%, 05/01/34 (Call 02/01/34)	1,068	905,380
3.63%, 02/01/31 (Call 11/01/30)	1,140	1,030,705
3.63%, 03/01/48 (Call 09/01/47)	473	331,162
3.65%, 03/01/47 (Call 09/01/46)	380	268,746
3.75%, 02/01/50 (Call 08/01/49)(a)	1,573	1,158,876
3.83%, 03/01/59 (Call 09/01/58)(a)	779	539,403
3.85%, 11/01/48 (Call 05/01/48)	606	440,773
3.90%, 05/01/49 (Call 11/01/48)	1,107	830,644
Security	Par (000)	Value

Aerospace & Defense (continued)
3.95%, 08/01/59 (Call 02/01/59)	$1,043	$750,566
4.88%, 05/01/25 (Call 04/01/25)	3,083	3,051,545
5.04%, 05/01/27 (Call 03/01/27)	2,495	2,476,988
5.15%, 05/01/30 (Call 02/01/30)	4,880	4,839,965
5.71%, 05/01/40 (Call 11/01/39)(a)	3,305	3,255,985
5.81%, 05/01/50 (Call 11/01/49)	6,214	6,083,509
5.88%, 02/15/40	435	432,950
5.93%, 05/01/60 (Call 11/01/59)	3,697	3,603,539
6.13%, 02/15/33(a)	749	782,068
6.63%, 02/15/38	482	515,454
6.88%, 03/15/39	588	644,210
7.95%, 08/15/24	170	174,517
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	734	667,951
2.13%, 08/15/26 (Call 05/15/26)	800	744,006
2.25%, 06/01/31 (Call 03/01/31)	805	680,660
2.38%, 11/15/24 (Call 09/15/24)	664	638,963
2.63%, 11/15/27 (Call 08/15/27)	595	548,949
2.85%, 06/01/41 (Call 12/01/40)	700	526,046
3.25%, 04/01/25 (Call 03/01/25)	926	899,904
3.50%, 05/15/25 (Call 03/15/25)	881	863,275
3.50%, 04/01/27 (Call 02/01/27)	708	681,791
3.60%, 11/15/42 (Call 05/15/42)	114	94,617
3.63%, 04/01/30 (Call 01/01/30)	880	826,369
3.75%, 05/15/28 (Call 02/15/28)	796	768,105
4.25%, 04/01/40 (Call 10/01/39)	907	829,879
4.25%, 04/01/50 (Call 10/01/49)	905	818,095
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(a)	285	270,155
4.95%, 08/15/25 (Call 05/15/25)	340	335,164
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	878	702,006
2.90%, 12/15/29 (Call 09/15/29)	694	610,518
3.83%, 04/27/25 (Call 01/27/25)	996	967,404
3.85%, 12/15/26 (Call 09/15/26)	1,034	994,861
4.40%, 06/15/28 (Call 03/15/28)	2,449	2,380,468
4.85%, 04/27/35 (Call 10/27/34)	622	597,848
5.05%, 04/27/45 (Call 10/27/44)(a)	869	801,816
6.15%, 12/15/40	255	265,876
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	740	620,607
2.80%, 06/15/50 (Call 12/15/49)	729	511,804
3.55%, 01/15/26 (Call 10/15/25)	1,445	1,413,825
3.60%, 03/01/35 (Call 09/01/34)	669	604,217
3.80%, 03/01/45 (Call 09/01/44)	1,314	1,095,970
3.90%, 06/15/32 (Call 03/15/32)	1,065	1,005,422
4.07%, 12/15/42	1,535	1,356,456
4.09%, 09/15/52 (Call 03/15/52)(a)	1,316	1,133,948
4.15%, 06/15/53 (Call 12/15/52)	1,120	972,018
4.30%, 06/15/62 (Call 12/15/61)	1,219	1,062,298
4.45%, 05/15/28 (Call 04/15/28)(a)	295	294,310
4.50%, 05/15/36 (Call 11/15/35)	677	659,756
4.70%, 05/15/46 (Call 11/15/45)	1,207	1,160,108
4.75%, 02/15/34 (Call 11/15/33)	675	674,984
4.95%, 10/15/25 (Call 09/15/25)	459	462,062
5.10%, 11/15/27 (Call 10/15/27)(a)	702	721,930
5.20%, 02/15/55 (Call 08/15/54)	295	298,195
5.25%, 01/15/33 (Call 10/15/32)(a)	1,010	1,050,281
5.70%, 11/15/54 (Call 05/15/54)	1,165	1,269,144
5.72%, 06/01/40	95	101,256

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.90%, 11/15/63 (Call 05/15/63)	$890	$993,252
Series B, 6.15%, 09/01/36	570	633,121
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	1,152	1,110,898
3.20%, 02/01/27 (Call 11/01/26)	969	924,157
3.25%, 01/15/28 (Call 10/15/27)(a)	2,199	2,070,713
3.85%, 04/15/45 (Call 10/15/44)	728	585,808
4.03%, 10/15/47 (Call 04/15/47)	2,357	1,971,909
4.40%, 05/01/30 (Call 02/01/30)	1,061	1,041,469
4.70%, 03/15/33 (Call 12/15/32)(a)	1,325	1,302,821
4.75%, 06/01/43	1,274	1,173,853
4.95%, 03/15/53 (Call 09/15/52)	1,215	1,156,612
5.05%, 11/15/40(a)	954	926,710
5.15%, 05/01/40 (Call 11/01/39)	712	698,394
5.25%, 05/01/50 (Call 11/01/49)	1,030	1,027,806
Northrop Grumman Systems Corp., 7.75%, 02/15/31	175	202,383
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	1,085	871,388
2.25%, 07/01/30 (Call 04/01/30)	1,296	1,097,061
2.38%, 03/15/32 (Call 12/15/31)	1,322	1,093,540
2.65%, 11/01/26 (Call 08/01/26)	807	756,800
2.82%, 09/01/51 (Call 03/01/51)	1,290	848,183
3.03%, 03/15/52 (Call 09/15/51)	1,640	1,132,036
3.13%, 05/04/27 (Call 02/04/27)	685	648,488
3.13%, 07/01/50 (Call 01/01/50)	1,100	780,155
3.50%, 03/15/27 (Call 12/15/26)	1,395	1,336,628
3.75%, 11/01/46 (Call 05/01/46)	1,382	1,098,511
3.95%, 08/16/25 (Call 06/16/25)	1,840	1,805,940
4.05%, 05/04/47 (Call 11/04/46)	1,117	939,964
4.13%, 11/16/28 (Call 08/16/28)	3,439	3,327,023
4.15%, 05/15/45 (Call 11/16/44)	1,117	945,353
4.20%, 12/15/44 (Call 06/15/44)	330	269,002
4.35%, 04/15/47 (Call 10/15/46)	1,371	1,194,923
4.45%, 11/16/38 (Call 05/16/38)	1,074	995,615
4.50%, 06/01/42	3,964	3,619,781
4.63%, 11/16/48 (Call 05/16/48)	1,575	1,438,317
4.70%, 12/15/41	425	388,350
4.80%, 12/15/43 (Call 06/15/43)	569	522,634
4.88%, 10/15/40	406	381,910
5.00%, 02/27/26 (Call 01/27/26)	370	372,484
5.15%, 02/27/33 (Call 11/27/32)	620	630,545
5.38%, 02/27/53 (Call 08/27/52)	895	905,784
5.40%, 05/01/35	655	667,977
5.70%, 04/15/40	280	288,073
6.05%, 06/01/36	530	570,250
6.13%, 07/15/38	790	859,734
6.70%, 08/01/28(a)	45	48,895
7.20%, 08/15/27	150	162,053
7.50%, 09/15/29	480	546,920
		137,905,598
Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	1,191	1,128,586
2.45%, 02/04/32 (Call 11/04/31)	2,045	1,601,276
2.63%, 09/16/26 (Call 06/16/26)(a)	740	690,888
3.40%, 05/06/30 (Call 02/06/30)	918	811,981
3.40%, 02/04/41 (Call 08/04/40)(a)	1,771	1,213,695
3.70%, 02/04/51 (Call 08/04/50)	1,536	995,674
3.88%, 09/16/46 (Call 03/16/46)	1,834	1,271,350
4.00%, 02/04/61 (Call 08/04/60)(a)	785	534,764
Security	Par (000)	Value

Agriculture (continued)
4.25%, 08/09/42(a)	$690	$533,547
4.40%, 02/14/26 (Call 12/14/25)(a)	1,212	1,198,370
4.45%, 05/06/50 (Call 11/06/49)	841	609,736
4.50%, 05/02/43	1,002	785,890
4.80%, 02/14/29 (Call 11/14/28)	2,524	2,468,373
5.38%, 01/31/44(a)	1,810	1,675,512
5.80%, 02/14/39 (Call 08/14/38)	2,274	2,201,056
5.95%, 02/14/49 (Call 08/14/48)	2,711	2,511,678
6.20%, 02/14/59 (Call 08/14/58)	513	484,805
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	1,395	1,315,472
2.70%, 09/15/51 (Call 03/15/51)	1,095	729,995
2.90%, 03/01/32 (Call 12/01/31)	790	691,879
3.25%, 03/27/30 (Call 12/27/29)	982	910,023
3.75%, 09/15/47 (Call 03/15/47)(a)	455	374,521
4.02%, 04/16/43	733	632,929
4.50%, 08/15/33 (Call 05/15/33)	155	152,207
4.50%, 03/15/49 (Call 09/15/48)	580	533,489
4.54%, 03/26/42	430	397,779
5.38%, 09/15/35(a)	300	318,206
5.77%, 03/01/41(c)	195	201,576
5.94%, 10/01/32	476	518,085
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,482	1,273,388
2.73%, 03/25/31 (Call 12/25/30)(a)	864	689,161
2.79%, 09/06/24 (Call 08/06/24)	982	946,254
3.22%, 08/15/24 (Call 06/15/24)	2,318	2,249,879
3.22%, 09/06/26 (Call 07/06/26)	1,110	1,037,977
3.46%, 09/06/29 (Call 06/06/29)	902	785,291
3.56%, 08/15/27 (Call 05/15/27)	3,947	3,628,957
3.73%, 09/25/40 (Call 03/25/40)	860	601,992
3.98%, 09/25/50 (Call 03/25/50)	1,321	869,473
4.39%, 08/15/37 (Call 02/15/37)	2,863	2,264,317
4.54%, 08/15/47 (Call 02/15/47)	2,689	1,927,291
4.70%, 04/02/27 (Call 02/02/27)	1,119	1,091,689
4.74%, 03/16/32 (Call 12/16/31)	1,037	948,419
4.76%, 09/06/49 (Call 03/06/49)	1,311	971,217
4.91%, 04/02/30 (Call 01/02/30)	1,421	1,349,640
5.28%, 04/02/50 (Call 10/02/49)	738	597,114
5.65%, 03/16/52 (Call 09/16/51)	632	540,351
7.75%, 10/19/32 (Call 07/19/32)	465	508,819
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,253	1,129,212
3.95%, 06/15/25(b)	2,003	1,939,469
4.45%, 03/16/28 (Call 02/16/28)	695	659,500
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,222	1,127,974
2.75%, 05/14/31 (Call 02/14/31)(a)	1,318	1,103,964
3.25%, 08/15/26 (Call 05/15/26)(a)	1,009	953,458
3.75%, 09/25/27 (Call 06/25/27)(a)	709	675,806
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	827	747,915
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	670	534,404
2.13%, 04/23/30 (Call 01/23/30)(b)	695	587,415
2.13%, 11/10/31 (Call 08/10/31)(b)	1,289	1,049,487
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	1,060	745,819
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	706	655,133
3.50%, 04/22/25 (Call 07/03/23)(b)	946	923,099
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	480	463,302
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	420	336,698

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.00%, 06/22/32 (Call 03/22/32)(b)	$820	$765,984
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	405	352,868
4.50%, 06/24/26(b)	280	279,057
4.75%, 04/24/33 (Call 01/24/33)(b)	550	545,152
4.76%, 11/23/45(b)	877	812,399
4.88%, 10/10/25 (Call 09/10/25)(b)	490	490,333
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	832	846,796
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,025	989,399
3.50%, 07/26/26 (Call 05/26/26)(b)	1,478	1,385,199
3.88%, 07/26/29 (Call 04/26/29)(b)	1,239	1,105,099
4.25%, 07/21/25 (Call 04/21/25)(b)	2,200	2,119,549
6.13%, 07/27/27 (Call 06/27/27)(b)	1,375	1,398,484
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	490	543,157
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,648	1,477,187
1.50%, 05/01/25 (Call 04/01/25)(a)	1,175	1,100,151
1.75%, 11/01/30 (Call 08/01/30)	818	648,884
2.10%, 05/01/30 (Call 02/01/30)	780	644,761
2.75%, 02/25/26 (Call 11/25/25)(a)	1,088	1,029,470
3.13%, 08/17/27 (Call 05/17/27)	648	610,130
3.13%, 03/02/28 (Call 12/02/27)(a)	471	437,355
3.25%, 11/10/24	837	815,932
3.38%, 08/11/25 (Call 05/11/25)	1,102	1,067,303
3.38%, 08/15/29 (Call 05/15/29)	885	803,931
3.88%, 08/21/42	1,279	988,438
4.13%, 03/04/43	928	735,981
4.25%, 11/10/44	1,405	1,132,309
4.38%, 11/15/41	745	624,974
4.50%, 03/20/42	872	741,238
4.88%, 02/13/26(a)	1,170	1,167,664
4.88%, 02/15/28 (Call 01/15/28)	1,200	1,195,754
4.88%, 11/15/43	940	825,817
5.00%, 11/17/25	865	866,360
5.13%, 11/15/24	690	690,376
5.13%, 11/17/27 (Call 10/17/27)	1,210	1,222,457
5.13%, 02/15/30 (Call 12/15/29)	1,650	1,632,968
5.38%, 02/15/33 (Call 11/15/32)	2,095	2,081,071
5.63%, 11/17/29 (Call 09/17/29)	1,230	1,260,176
5.75%, 11/17/32 (Call 08/17/32)	1,275	1,306,702
6.38%, 05/16/38	1,715	1,832,665
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,334	2,283,388
5.70%, 08/15/35 (Call 02/15/35)	928	868,249
5.85%, 08/15/45 (Call 02/15/45)	2,736	2,390,362
6.15%, 09/15/43	667	634,862
7.25%, 06/15/37(a)	885	930,722
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	1,026	911,834
3.20%, 04/21/31 (Call 01/21/31)(b)	980	784,841
4.90%, 04/21/27 (Call 03/21/27)(b)	550	526,827
5.25%, 04/21/32 (Call 01/21/32)(b)	310	278,278
		111,590,119
Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(a)(b)	2,650	2,722,200
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	2,781	2,727,815
4.75%, 10/20/28(b)	3,575	3,453,532
Security	Par (000)	Value

Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	$3,991	$3,983,909
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	1,111	937,842
3.00%, 11/15/26 (Call 08/15/26)	194	180,053
3.45%, 11/16/27 (Call 08/16/27)(a)	459	425,404
5.13%, 06/15/27 (Call 04/15/27)	2,233	2,222,552
5.25%, 05/04/25 (Call 04/04/25)	2,422	2,409,888
		19,063,195
Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	745	719,856
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,243	1,165,090
2.40%, 03/27/25 (Call 02/27/25)	1,387	1,334,935
2.75%, 03/27/27 (Call 01/27/27)(a)	1,655	1,567,448
2.85%, 03/27/30 (Call 12/27/29)	1,695	1,545,564
3.25%, 03/27/40 (Call 09/27/39)	1,454	1,187,402
3.38%, 11/01/46 (Call 05/01/46)(a)	951	759,178
3.38%, 03/27/50 (Call 09/27/49)(a)	1,395	1,111,778
3.63%, 05/01/43 (Call 11/01/42)	460	382,278
3.88%, 11/01/45 (Call 05/01/45)(a)	1,348	1,168,530
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,144	1,115,637
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	1,150	1,017,615
3.75%, 09/15/25 (Call 07/15/25)	1,119	1,087,148
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	970	780,586
4.13%, 07/15/27 (Call 04/15/27)	597	565,179
4.25%, 04/01/25 (Call 01/01/25)	220	215,374
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,595	1,501,209
2.80%, 04/23/27 (Call 02/23/27)(a)	1,181	1,079,162
2.95%, 04/23/30 (Call 01/23/30)(a)	1,225	1,011,452
6.00%, 10/15/33(a)	410	400,950
6.45%, 11/01/37(a)	345	345,441
		20,061,812
Auto Manufacturers — 2.0%
American Honda Finance Corp.
0.55%, 07/12/24(a)	812	770,837
0.75%, 08/09/24(a)	980	929,039
1.00%, 09/10/25	1,135	1,041,063
1.20%, 07/08/25	928	858,541
1.30%, 09/09/26	1,290	1,155,410
1.50%, 01/13/25	1,060	1,002,437
1.80%, 01/13/31(a)	435	355,106
2.00%, 03/24/28	884	784,216
2.15%, 09/10/24(a)	757	728,198
2.25%, 01/12/29	1,290	1,133,689
2.30%, 09/09/26	707	655,987
2.35%, 01/08/27	775	716,993
2.40%, 06/27/24	539	522,229
3.50%, 02/15/28(a)	482	460,815
4.60%, 04/17/30	795	782,896
4.70%, 01/12/28	635	636,220
4.75%, 01/12/26	345	345,639
5.00%, 05/23/25	750	748,939
Series A, 4.60%, 04/17/25(a)	840	834,911
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	659	637,132
2.85%, 08/14/29 (Call 05/14/29)(b)	770	688,635

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	$255	$241,897
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	927	833,388
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	780	633,646
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	617	529,801
2.80%, 04/11/26 (Call 01/11/26)(b)	1,120	1,070,821
3.25%, 04/01/25(b)	487	473,332
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	695	663,496
3.45%, 04/01/27 (Call 03/01/27)(b)	976	936,468
3.63%, 04/18/29 (Call 01/18/29)(b)	650	611,733
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	525	485,494
3.75%, 04/12/28 (Call 01/12/28)(b)	846	811,359
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	1,278	1,256,981
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	818	791,108
4.15%, 04/09/30 (Call 01/09/30)(b)	1,190	1,149,584
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,171	1,070,941
1.50%, 09/01/30 (Call 06/01/30)	1,010	824,843
2.60%, 09/01/50 (Call 03/01/50)(a)	1,363	865,255
4.88%, 10/01/43 (Call 04/01/43)(a)	480	452,784
7.13%, 03/01/28(a)	180	198,898
Daimler Finance North America LLC
1.45%, 03/02/26(a)(b)	1,888	1,723,826
2.13%, 03/10/25(b)	725	687,594
2.45%, 03/02/31(a)(b)	750	638,285
2.63%, 03/10/30(b)	805	699,796
2.70%, 06/14/24(a)(b)	646	628,760
3.10%, 08/15/29(b)	513	464,485
3.30%, 05/19/25(a)(b)	847	819,452
4.30%, 02/22/29(a)(b)	670	660,559
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	325	307,240
2.00%, 12/14/26(a)(b)	1,045	939,702
2.38%, 12/14/28(a)(b)	850	739,463
2.50%, 12/14/31(b)	1,065	869,435
3.50%, 04/07/25(b)	1,375	1,330,955
3.65%, 04/07/27(b)	1,067	1,015,978
5.13%, 01/19/28(a)(b)	850	847,562
5.15%, 01/16/26(a)(b)	600	600,220
5.20%, 01/17/25(b)	315	313,942
General Motors Co.
4.00%, 04/01/25(a)	413	401,346
4.20%, 10/01/27 (Call 07/01/27)(a)	1,384	1,320,267
5.00%, 10/01/28 (Call 07/01/28)(a)	1,052	1,035,316
5.00%, 04/01/35	1,053	947,721
5.15%, 04/01/38 (Call 10/01/37)	1,213	1,077,769
5.20%, 04/01/45	1,483	1,233,533
5.40%, 10/15/29 (Call 08/15/29)	250	244,781
5.40%, 04/01/48 (Call 10/01/47)	905	759,518
5.60%, 10/15/32 (Call 07/15/32)(a)	1,185	1,141,310
5.95%, 04/01/49 (Call 10/01/48)	1,100	999,317
6.13%, 10/01/25 (Call 09/01/25)	2,237	2,270,941
6.25%, 10/02/43	1,765	1,670,944
6.60%, 04/01/36 (Call 10/01/35)(a)	1,488	1,510,175
6.75%, 04/01/46 (Call 10/01/45)	910	904,654
6.80%, 10/01/27 (Call 08/01/27)	1,458	1,529,136
General Motors Financial Co. Inc.
1.20%, 10/15/24	790	743,293
1.25%, 01/08/26 (Call 12/08/25)(a)	2,035	1,827,245
1.50%, 06/10/26 (Call 05/10/26)	1,735	1,542,573
Security	Par (000)	Value

Auto Manufacturers (continued)
2.35%, 02/26/27 (Call 01/26/27)	$1,155	$1,032,790
2.35%, 01/08/31 (Call 10/08/30)	1,234	964,492
2.40%, 04/10/28 (Call 02/10/28)	1,421	1,233,774
2.40%, 10/15/28 (Call 08/15/28)	1,140	968,311
2.70%, 08/20/27 (Call 06/20/27)	1,284	1,144,397
2.70%, 06/10/31 (Call 03/10/31)(a)	1,147	910,777
2.75%, 06/20/25 (Call 05/20/25)(a)	1,466	1,389,533
2.90%, 02/26/25 (Call 01/26/25)(a)	1,175	1,119,567
3.10%, 01/12/32 (Call 10/12/31)	1,370	1,104,293
3.50%, 11/07/24 (Call 09/07/24)	968	938,014
3.60%, 06/21/30 (Call 03/21/30)	1,377	1,193,093
3.80%, 04/07/25	165	159,429
3.85%, 01/05/28 (Call 10/05/27)	719	667,057
4.00%, 01/15/25 (Call 10/15/24)	1,197	1,167,046
4.00%, 10/06/26 (Call 07/06/26)	905	862,876
4.30%, 07/13/25 (Call 04/13/25)	985	959,506
4.30%, 04/06/29 (Call 02/06/29)	350	323,702
4.35%, 04/09/25 (Call 02/09/25)(a)	1,032	1,008,557
4.35%, 01/17/27 (Call 10/17/26)	1,456	1,404,268
5.00%, 04/09/27 (Call 03/09/27)	1,440	1,413,434
5.25%, 03/01/26 (Call 12/01/25)	1,365	1,353,918
5.40%, 04/06/26(a)	1,570	1,563,037
5.65%, 01/17/29 (Call 10/17/28)	808	799,692
5.85%, 04/06/30 (Call 02/06/30)	710	702,989
6.00%, 01/09/28 (Call 12/09/27)	1,460	1,483,081
6.05%, 10/10/25	1,185	1,192,582
6.40%, 01/09/33 (Call 10/09/32)(a)	570	578,142
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	836	798,171
2.53%, 03/10/27 (Call 02/10/27)	655	610,195
2.97%, 03/10/32 (Call 12/10/31)(a)	1,210	1,076,677
Hyundai Capital America
0.88%, 06/14/24(b)	973	925,611
1.00%, 09/17/24(b)	948	892,611
1.30%, 01/08/26 (Call 12/08/25)(b)	1,255	1,125,446
1.50%, 06/15/26 (Call 05/15/26)(b)	1,100	976,026
1.65%, 09/17/26 (Call 08/17/26)(b)	895	791,576
1.80%, 10/15/25 (Call 09/15/25)(b)	1,151	1,055,732
1.80%, 01/10/28 (Call 11/10/27)(a)(b)	1,065	906,098
2.00%, 06/15/28 (Call 04/15/28)(b)	1,321	1,116,276
2.10%, 09/15/28 (Call 07/17/28)(b)	770	650,161
2.38%, 10/15/27 (Call 08/15/27)(b)	770	678,168
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	286	272,127
2.75%, 09/27/26(a)(b)	553	506,482
3.00%, 02/10/27 (Call 12/10/26)(b)	576	528,709
3.40%, 06/20/24(b)	500	488,377
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	996	936,136
5.50%, 03/30/26(b)	425	425,049
5.60%, 03/30/28 (Call 02/29/28)(b)	425	426,470
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	300	304,779
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	645	648,606
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	930	969,929
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	595	532,173
2.13%, 04/24/25(b)	200	187,479
2.50%, 01/24/27(b)	340	309,511
3.63%, 08/29/27(b)	200	187,592
Kia Corp.
3.25%, 04/21/26(b)	835	789,268
3.50%, 10/25/27(a)(b)	645	602,228

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	$560	$546,853
3.45%, 01/06/27(a)(b)	850	811,601
3.50%, 08/03/25(a)(b)	517	501,625
3.75%, 02/22/28(a)(b)	904	862,788
4.80%, 03/30/26(b)	1,405	1,403,078
4.80%, 03/30/28(b)	1,400	1,396,725
4.95%, 03/30/25(a)(b)	1,400	1,396,449
5.25%, 11/29/27(a)(b)	430	438,342
5.38%, 11/26/25(a)(b)	595	599,727
5.50%, 11/27/24(b)	430	431,389
8.50%, 01/18/31	1,268	1,590,005
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28
(Call 07/15/28)(b)	50	39,264
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	1,055	943,030
4.81%, 09/17/30 (Call 06/17/30)(b)	1,020	866,761
PACCAR Financial Corp.
0.50%, 08/09/24	170	160,988
0.90%, 11/08/24	250	235,643
1.10%, 05/11/26	605	547,988
1.80%, 02/06/25	854	810,538
2.00%, 02/04/27	360	328,447
2.15%, 08/15/24	575	554,905
2.85%, 04/07/25	235	226,477
3.15%, 06/13/24(a)	160	156,648
3.55%, 08/11/25	425	416,580
4.45%, 03/30/26	265	264,547
4.60%, 01/10/28	660	664,115
4.95%, 10/03/25	585	586,023
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	2,093	1,850,171
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,715	1,362,983
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	250	253,765
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	495	508,619
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	1,259	1,150,118
2.36%, 07/02/24	650	630,774
2.36%, 03/25/31 (Call 12/25/30)(a)	481	414,069
2.76%, 07/02/29	515	469,470
3.67%, 07/20/28(a)	300	290,207
Toyota Motor Credit Corp.
0.50%, 06/18/24	935	889,823
0.63%, 09/13/24	555	524,811
0.80%, 10/16/25	1,111	1,010,728
0.80%, 01/09/26	1,050	950,081
1.13%, 06/18/26	1,092	982,868
1.15%, 08/13/27(a)	722	631,078
1.45%, 01/13/25	850	804,197
1.65%, 01/10/31	1,260	1,018,319
1.80%, 02/13/25	1,549	1,472,049
1.90%, 01/13/27	890	809,298
1.90%, 04/06/28(a)	931	822,768
1.90%, 09/12/31	878	713,721
2.00%, 10/07/24	240	230,601
2.15%, 02/13/30	997	860,637
2.40%, 01/13/32(a)	235	197,483
3.00%, 04/01/25	1,516	1,465,049
3.05%, 03/22/27	1,870	1,766,580
3.05%, 01/11/28	531	497,028
Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 01/11/27	$1,054	$1,003,223
3.38%, 04/01/30	1,327	1,228,278
3.40%, 04/14/25	443	431,350
3.65%, 08/18/25	1,142	1,114,674
3.65%, 01/08/29	645	614,345
3.95%, 06/30/25	1,126	1,107,892
4.40%, 09/20/24	690	684,504
4.45%, 05/18/26	960	952,894
4.45%, 06/29/29	840	833,588
4.55%, 09/20/27	1,115	1,111,852
4.55%, 05/17/30	940	927,477
4.63%, 01/12/28	1,265	1,266,651
4.70%, 01/12/33	590	590,504
4.80%, 01/10/25	650	649,654
5.40%, 11/10/25	680	688,510
5.45%, 11/10/27	935	965,217
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,763	1,594,454
1.63%, 11/24/27 (Call 09/24/27)(b)	491	424,658
2.85%, 09/26/24(b)	538	520,226
3.20%, 09/26/26 (Call 07/26/26)(b)	500	468,907
3.35%, 05/13/25(b)	1,365	1,314,259
3.75%, 05/13/30(a)(b)	735	665,691
3.95%, 06/06/25(a)(b)	1,285	1,250,233
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	1,715	1,668,490
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	785	758,470
4.63%, 11/13/25(b)	1,098	1,078,155
4.75%, 11/13/28(a)(b)	1,484	1,455,541
		176,221,402
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(a)	1,846	1,114,720
4.35%, 03/15/29 (Call 12/15/28)(a)	464	448,477
4.40%, 10/01/46 (Call 04/01/46)(a)	436	332,097
5.40%, 03/15/49 (Call 09/15/48)(a)	253	219,821
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 06/12/23)	327	310,810
3.25%, 03/01/32 (Call 12/01/31)(a)	655	557,870
4.15%, 05/01/52 (Call 11/01/51)	1,485	1,091,836
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,174	1,074,711
3.38%, 03/15/25 (Call 12/15/24)(a)	889	859,049
4.38%, 03/15/45 (Call 09/15/44)(a)	614	483,950
5.00%, 10/01/25(b)	1,195	1,188,064
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	640	568,107
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	540	420,319
3.50%, 05/30/30 (Call 02/28/30)	390	343,707
3.55%, 01/15/52 (Call 07/15/51)(a)	710	463,034
3.80%, 09/15/27 (Call 06/15/27)	827	778,088
4.25%, 05/15/29 (Call 02/15/29)	414	390,904
5.25%, 05/15/49 (Call 11/15/48)	614	532,077
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	1,162	995,290
3.63%, 06/15/24 (Call 03/15/24)	703	688,887
4.15%, 10/01/25 (Call 07/01/25)	1,495	1,457,252
5.50%, 03/21/33 (Call 12/21/32)(a)	570	583,687
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	135	126,901
		15,029,658

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 21.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(d)	$1,010	$888,597
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)(d)	880	743,143
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(b)(d)	1,637	1,250,891
4.75%, 07/28/25(b)	1,855	1,798,215
4.80%, 04/18/26(b)	1,253	1,209,513
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(b)(d)	1,085	1,110,943
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)(d)	665	655,244
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	1,133	1,010,096
2.17%, 02/18/25(b)	585	554,551
2.55%, 02/13/30(a)(b)	1,150	982,421
3.45%, 07/17/27(a)(b)	612	577,337
3.45%, 01/21/28(a)(b)	767	717,110
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	525	468,203
2.38%, 10/22/31(a)(b)	540	435,801
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(b)(d)	730	704,427
5.40%, 11/29/27(b)	1,640	1,655,572
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	739	686,076
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(b)(d)	2,690	2,048,884
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(b)(d)	2,354	2,156,373
3.70%, 11/16/25	827	804,155
4.40%, 05/19/26(b)	1,872	1,791,844
4.83%, 02/03/25(b)	650	648,250
5.09%, 12/08/25	435	435,550
6.74%, 12/08/32(a)(b)	745	771,617
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,358	1,227,235
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(d)	650	647,114
6.13%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(d)	130	131,692
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	184,765
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	43,200
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	575	551,463
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(b)(d)	740	678,018
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(b)(d)	729	639,168
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	180	147,960
3.50%, 10/12/27(b)	512	474,497
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	355	337,960
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa
4.13%, 06/06/24(b)	935	918,352
4.38%, 04/11/27 (Call 01/11/27)(b)	512	489,751
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	358	333,835
Security	Par (000)	Value

Banks (continued)
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	$1,106	$879,843
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	795	761,389
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,474	1,467,537
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(d)	1,920	1,677,316
1.85%, 03/25/26	1,845	1,658,076
2.71%, 06/27/24	1,501	1,452,327
2.75%, 05/28/25	1,900	1,776,593
2.75%, 12/03/30	1,060	829,941
2.96%, 03/25/31(a)	985	820,403
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(d)	1,210	954,317
3.31%, 06/27/29(a)	1,170	1,052,348
3.49%, 05/28/30	1,417	1,242,041
3.50%, 03/24/25	1,220	1,176,929
3.80%, 02/23/28	992	913,954
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(d)	2,060	1,936,843
4.25%, 04/11/27(a)	1,890	1,807,590
4.38%, 04/12/28	1,700	1,622,547
5.15%, 08/18/25	470	463,840
5.18%, 11/19/25	1,487	1,459,981
5.29%, 08/18/27	1,600	1,582,284
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,186	1,122,891
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(b)(d)	570	461,468
4.30%, 06/15/27 (Call 05/15/27)(b)	125	122,890
4.45%, 09/19/28(b)	290	284,299
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (3-mo. SOFR + 1.432%)(d)	2,172	2,035,580
1.20%, 10/24/26 (Call 10/24/25), (3-mo. SOFR + 1.432%)(a)(d)	2,561	2,308,268
1.32%, 06/19/26 (Call 06/19/25), (3-mo. SOFR + 1.432%)(d)	3,880	3,559,053
1.53%, 12/06/25 (Call 12/06/24), (3-mo. SOFR + 1.432%)(d)	2,230	2,090,284
1.73%, 07/22/27 (Call 07/22/26), (3-mo. SOFR + 1.432%)(d)	6,140	5,475,667
1.90%, 07/23/31 (Call 07/23/30), (3-mo. SOFR + 1.432%)(d)	3,147	2,503,679
1.92%, 10/24/31 (Call 10/24/30), (3-mo. SOFR + 1.432%)(d)	2,823	2,229,411
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(d)	2,108	1,976,802
2.09%, 06/14/29 (Call 06/14/28), (3-mo. SOFR + 1.432%)(d)	3,325	2,847,246
2.30%, 07/21/32 (Call 07/21/31), (3-mo. SOFR + 1.432%)(d)	4,232	3,372,327
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(a)(d)	2,667	2,544,297
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(d)	2,749	2,087,037
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(d)	3,944	3,304,767

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 02/04/28 (Call 02/04/27), (3-mo. SOFR + 1.432%)(d)	$2,495	$2,258,586
2.57%, 10/20/32 (Call 10/20/31), (3-mo. SOFR + 1.432%)(d)	3,683	2,990,697
2.59%, 04/29/31 (Call 04/29/30), (3-mo. SOFR + 1.432%)(d)	3,362	2,823,625
2.68%, 06/19/41 (Call 06/19/40), (3-mo. SOFR + 1.432%)(d)	5,866	4,026,555
2.69%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.432%)(d)	5,077	4,195,573
2.83%, 10/24/51 (Call 10/24/50), (3-mo. SOFR + 1.432%)(d)	1,222	782,336
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(d)	2,458	2,117,124
2.97%, 02/04/33 (Call 02/04/32), (3-mo. SOFR + 1.432%)(d)	4,255	3,548,816
2.97%, 07/21/52 (Call 07/21/51), (3-mo. SOFR + 1.432%)(d)	2,320	1,542,873
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.090%)(a)(d)	2,727	2,628,647
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(d)	3,212	2,833,184
3.25%, 10/21/27 (Call 10/21/26)(a)	2,713	2,537,966
3.31%, 04/22/42 (Call 04/22/41), (3-mo. SOFR + 1.432%)(d)	4,198	3,146,412
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 3.072%)(d)	2,565	2,464,289
3.38%, 04/02/26 (Call 04/02/25), (3-mo. SOFR + 1.432%)(d)	3,455	3,324,281
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.040%)(d)	6,577	6,048,158
3.50%, 04/19/26	2,618	2,522,151
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(d)	2,824	2,678,905
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(d)	2,533	2,361,134
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.512%)(d)	2,435	2,288,867
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(d)	3,036	2,873,870
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(d)	2,742	2,342,779
3.88%, 08/01/25(a)	1,762	1,718,780
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(d)	1,378	1,093,261
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(d)	2,776	2,618,352
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(d)	3,403	3,156,893
4.00%, 01/22/25	2,055	2,007,240
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1582%)(d)	1,782	1,503,130
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(d)	6,326	5,091,267
4.20%, 08/26/24	2,164	2,128,521
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(d)	2,322	2,045,614
4.25%, 10/22/26	2,202	2,130,087
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(d)	3,141	2,985,649
Security	Par (000)	Value

Banks (continued)
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(d)	$3,173	$2,670,651
4.38%, 04/27/28 (Call 04/27/27), (3-mo. SOFR + 1.432%)(d)	2,380	2,301,152
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 1.252%)(a)(d)	2,281	1,973,676
4.45%, 03/03/26	2,361	2,308,758
4.57%, 04/27/33 (Call 04/27/32), (3-mo. SOFR + 1.432%)(d)	4,565	4,288,140
4.83%, 07/22/26 (Call 07/22/25), (3-mo. SOFR + 1.432%)(a)(d)	2,315	2,289,687
4.88%, 04/01/44	542	507,400
4.95%, 07/22/28 (Call 07/22/27), (3-mo. SOFR + 1.432%)(d)	3,285	3,249,216
5.00%, 01/21/44(a)	2,378	2,236,407
5.02%, 07/22/33 (Call 07/22/32), (3-mo. SOFR + 1.432%)(d)	5,805	5,674,163
5.08%, 01/20/27 (Call 01/20/26), (3-mo. SOFR + 1.432%)(d)	3,485	3,458,794
5.20%, 04/25/29 (Call 04/25/28), (3-mo. SOFR + 1.432%)(d)	4,010	3,995,940
5.29%, 04/25/34(a)	5,695	5,658,858
5.88%, 02/07/42	2,068	2,175,712
6.11%, 01/29/37	2,179	2,280,859
6.20%, 11/10/28 (Call 11/10/27), (3-mo. SOFR + 1.432%)(d)	2,215	2,290,933
6.22%, 09/15/26	615	632,626
7.75%, 05/14/38	2,078	2,470,443
Series L, 3.95%, 04/21/25	2,817	2,744,010
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,892	1,813,649
Series L, 4.75%, 04/21/45	569	518,754
Series N, 1.66%, 03/11/27 (Call 03/11/26), (3-mo. SOFR + 1.432%)(d)	2,685	2,425,386
Series N, 2.65%, 03/11/32 (Call 03/11/31), (3-mo. SOFR + 1.432%)(d)	2,254	1,864,199
Series N, 3.48%, 03/13/52 (Call 03/13/51), (3-mo. SOFR + 1.432%)(d)	1,125	818,791
Bank of America NA, 6.00%, 10/15/36	1,458	1,557,790
Bank of China Ltd., 5.00%, 11/13/24(b)	1,830	1,811,603
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(b)(d)	250	217,233
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)(d)	1,305	1,299,397
Bank of Montreal
0.63%, 07/09/24(a)	1,295	1,226,413
0.95%, 01/22/27 (Call 01/22/26), (3-mo. SOFR + 1.432%)(d)	1,270	1,137,215
1.25%, 09/15/26	2,165	1,913,777
1.50%, 01/10/25	1,393	1,310,860
1.85%, 05/01/25	1,655	1,550,382
2.50%, 06/28/24	1,156	1,118,552
2.65%, 03/08/27	1,175	1,083,711
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(d)	1,752	1,393,265
3.70%, 06/07/25	1,260	1,221,247
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)(d)	1,538	1,372,579
4.80%, (Call 08/25/24), (5-year CMT + 2.979%)(a)(d)(e)	260	221,546
5.20%, 02/01/28 (Call 01/01/28)	1,940	1,948,707

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.30%, 06/05/26	$520	$520,611
Series H, 4.70%, 09/14/27 (Call 08/14/27)	860	849,692
Bank of New York Mellon (The), 5.15%, 05/22/26(a)	250	249,597
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	965	867,005
1.05%, 10/15/26 (Call 09/15/26)(a)	693	606,738
1.60%, 04/24/25 (Call 03/24/25)	1,817	1,707,371
1.65%, 07/14/28 (Call 05/14/28)(a)	400	344,494
1.65%, 01/28/31 (Call 10/28/30)(a)	382	303,499
1.80%, 07/28/31 (Call 04/28/31)(a)	650	512,630
2.05%, 01/26/27 (Call 12/26/26)	545	492,899
2.10%, 10/24/24(a)	936	896,095
2.45%, 08/17/26 (Call 05/17/26)	925	855,727
2.50%, 01/26/32 (Call 10/26/31)(a)	725	594,079
2.80%, 05/04/26 (Call 02/04/26)	929	879,392
3.00%, 10/30/28 (Call 07/30/28)(a)	636	578,450
3.25%, 09/11/24 (Call 08/11/24)	535	520,628
3.25%, 05/16/27 (Call 02/16/27)	1,128	1,067,002
3.30%, 08/23/29 (Call 05/23/29)	789	713,610
3.35%, 04/25/25 (Call 03/25/25)	1,155	1,112,460
3.40%, 01/29/28 (Call 10/29/27)(a)	1,030	970,010
3.43%, 06/13/25 (Call 06/13/24),
(1-day SOFR + 0.565%)(d)	1,295	1,265,168
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(d)	1,355	1,287,942
3.85%, 04/28/28	1,146	1,102,483
3.85%, 04/26/29 (Call 02/26/29)	475	449,251
3.95%, 11/18/25 (Call 10/18/25)	631	611,497
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)(d)	590	568,278
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(d)	907	855,906
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(d)	1,025	1,004,524
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)(d)	700	687,928
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(d)	660	642,310
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(d)	780	760,308
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(d)	1,120	1,116,314
4.97%, 04/26/34	1,195	1,188,130
5.22%, 11/21/25 (Call 11/21/24),
(3-mo. SOFR + 1.432%)(d)	1,325	1,321,901
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(d)	1,055	1,087,292
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(d)	2,159	2,269,910
Series G, 3.00%, 02/24/25 (Call 01/24/25)	813	782,446
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	410	384,364
Series J, 1.90%, 01/25/29 (Call 11/25/28)	717	604,470
Bank of New Zealand
1.00%, 03/03/26(b)	665	595,384
2.00%, 02/21/25(a)(b)	924	873,885
2.29%, 01/27/27(b)	825	751,940
2.87%, 01/27/32(b)	625	524,915
4.85%, 02/07/28(b)	1,580	1,568,633
Bank of Nova Scotia (The)
0.65%, 07/31/24	1,298	1,225,068
Security	Par (000)	Value

Banks (continued)
1.05%, 03/02/26	$1,581	$1,415,951
1.30%, 06/11/25(a)	1,812	1,670,343
1.30%, 09/15/26	1,367	1,207,093
1.35%, 06/24/26	1,615	1,442,631
1.45%, 01/10/25	1,659	1,556,723
1.95%, 02/02/27	865	778,310
2.15%, 08/01/31	830	666,413
2.20%, 02/03/25	1,477	1,402,401
2.45%, 02/02/32(a)	925	760,310
2.70%, 08/03/26	1,306	1,211,960
2.95%, 03/11/27	755	702,352
3.45%, 04/11/25	2,552	2,463,186
4.50%, 12/16/25	1,559	1,518,587
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(d)	1,544	1,340,938
4.75%, 02/02/26	1,380	1,370,885
4.85%, 02/01/30	780	762,655
4.90%, (Call 06/04/25), (5-year CMT + 2.551%)(d)(e)	304	276,762
5.25%, 12/06/24	200	199,533
8.63%, 10/27/82 (Call 10/27/27),
(5-year CMT + 4.389%)(d)	210	215,736
Series 2, 3.63%, 10/27/81 (Call 10/27/26),
(5-year CMT + 2.613%)(a)(d)	787	563,737
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)(d)	605	454,357
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(a)	687	574,722
5.13%, 06/11/30 (Call 03/11/30)	485	344,370
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	900	832,426
1.60%, 10/04/26(a)(b)	1,405	1,245,702
2.38%, 11/21/24(b)	813	773,332
4.52%, 07/13/25(a)(b)	300	293,299
4.75%, 07/13/27(a)(b)	345	339,367
4.93%, 01/26/26(b)	1,345	1,334,874
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(d)	1,765	1,568,247
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)(d)	734	594,612
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(d)	2,605	2,075,098
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(d)	2,190	2,057,899
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(d)	1,625	1,283,507
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(d)	1,030	720,026
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(d)	1,408	1,113,632
3.65%, 03/16/25	1,655	1,589,322
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(d)	705	503,066
4.34%, 01/10/28 (Call 01/10/27)	1,345	1,276,943
4.38%, 09/11/24(a)	1,125	1,097,427
4.38%, 01/12/26	2,932	2,831,742
4.84%, 05/09/28 (Call 05/07/27)	2,939	2,719,307
4.95%, 01/10/47(a)	1,740	1,531,594
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(d)	1,993	1,902,039

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(d)	$1,685	$1,564,554
5.20%, 05/12/26	2,457	2,384,176
5.25%, 08/17/45(a)	1,770	1,624,151
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(d)	1,655	1,631,036
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(d)	1,810	1,782,795
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(d)	1,285	1,241,686
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(d)	1,855	1,850,893
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(d)	1,560	1,574,969
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(d)	1,470	1,524,112
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(d)	1,320	1,392,024
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(d)	2,377	2,591,189
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)	590	545,718
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(b)(d)	2,935	2,618,231
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(b)(d)	1,322	1,170,878
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(b)(d)	1,205	1,034,107
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(b)(d)	1,815	1,525,117
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(b)(d)	2,552	2,368,575
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(b)(d)	1,578	1,420,191
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)(d)	1,810	1,387,440
2.82%, 11/19/25 (Call 11/19/24),
(3-mo. LIBOR US + 1.111%)(b)(d)	2,138	2,037,115
2.82%, 01/26/41(a)(b)	610	401,259
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(b)(d)	2,932	2,417,791
3.13%, 01/20/33 (Call 01/20/32),
(1-day SOFR + 1.561%)(b)(d)	2,405	1,995,189
3.38%, 01/09/25(b)	2,756	2,657,354
3.50%, 11/16/27(a)(b)	1,100	1,019,145
4.25%, 10/15/24	818	798,585
4.38%, 09/28/25(b)	1,229	1,184,541
4.38%, 05/12/26(b)	1,165	1,116,101
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(b)(d)	1,270	1,160,797
4.40%, 08/14/28(a)(b)	2,452	2,348,663
4.63%, 03/13/27(a)(b)	1,968	1,916,787
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(b)(d)	2,760	2,750,540
5.20%, 01/10/30 (Call 01/10/29),
(3-mo. LIBOR US + 2.567%)(b)(d)	1,252	1,228,383
BPCE SA
1.00%, 01/20/26(b)	1,405	1,257,571
1.63%, 01/14/25(a)(b)	925	867,318
Security	Par (000)	Value

Banks (continued)
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(b)(d)	$1,405	$1,264,499
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(a)(b)(d)	1,533	1,347,525
2.28%, 01/20/32 (Call 01/20/31),
(1-day SOFR + 1.312%)(b)(d)	1,360	1,053,692
2.38%, 01/14/25(b)	1,311	1,234,935
2.70%, 10/01/29(a)(b)	961	829,316
3.12%, 10/19/32 (Call 10/19/31),
(1-day SOFR + 1.730%)(a)(b)(d)	1,642	1,269,479
3.25%, 01/11/28(a)(b)	1,035	945,039
3.38%, 12/02/26	466	435,507
3.50%, 10/23/27(b)	1,030	938,744
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)(d)	390	260,095
3.65%, 01/14/37 (Call 01/14/32),
(5-year CMT + 1.900%)(a)(b)(d)	800	632,538
4.50%, 03/15/25(a)(b)	1,865	1,798,970
4.63%, 07/11/24(b)	607	594,011
4.63%, 09/12/28(b)	625	591,556
4.75%, 07/19/27(b)	1,310	1,276,377
4.88%, 04/01/26(a)(b)	820	793,305
5.13%, 01/18/28(a)(b)	1,105	1,097,392
5.15%, 07/21/24(b)	1,520	1,487,787
5.75%, 07/19/33 (Call 07/19/32),
(1-day SOFR + 2.865%)(b)(d)	1,198	1,171,966
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(b)(d)	2,185	2,182,343
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(a)(d)	330	299,619
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(b)(d)	1,270	1,269,733
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	1,545	1,397,571
1.00%, 10/18/24	634	595,594
1.25%, 06/22/26	1,494	1,328,887
2.25%, 01/28/25	1,235	1,173,921
3.30%, 04/07/25	1,340	1,289,736
3.45%, 04/07/27	355	335,501
3.60%, 04/07/32 (Call 03/07/32)(a)	1,220	1,097,764
3.95%, 08/04/25	1,090	1,056,148
5.00%, 04/28/28	790	781,630
5.14%, 04/28/25	720	715,882
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(d)	855	798,749
CIMB Bank Bhd, 2.13%, 07/20/27(b)	585	531,783
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(d)	2,445	2,185,967
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(d)	1,025	964,238
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(d)	2,880	2,567,136
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(d)	1,860	1,749,852
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(d)	1,754	1,415,644
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(d)	3,290	2,700,800
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(d)	3,810	3,189,829

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(d)	$2,564	$2,180,206
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(d)	1,435	1,008,176
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(d)	2,797	2,423,341
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(d)	3,926	3,302,144
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(d)	2,773	2,568,871
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(d)	4,373	4,191,933
3.20%, 10/21/26 (Call 07/21/26)(a)	2,943	2,763,038
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(d)	1,465	1,409,038
3.30%, 04/27/25(a)	1,471	1,427,366
3.40%, 05/01/26	2,342	2,242,087
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(d)	2,783	2,589,340
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(d)	3,122	2,934,646
3.70%, 01/12/26(a)	2,243	2,167,592
3.75%, 06/16/24(a)	948	930,355
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(d)	3,522	3,127,193
3.88%, 03/26/25	1,279	1,241,581
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(d)	850	712,990
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(d)	3,171	3,017,884
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(d)	2,920	2,707,260
4.00%, 08/05/24	35	34,395
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(d)	2,178	2,057,931
4.13%, 07/25/28	1,700	1,595,802
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(d)	1,112	938,650
4.30%, 11/20/26	1,799	1,735,941
4.40%, 06/10/25	3,236	3,160,181
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(d)	4,739	4,482,244
4.45%, 09/29/27	3,419	3,285,203
4.60%, 03/09/26	1,690	1,648,883
4.65%, 07/30/45	1,019	902,718
4.65%, 07/23/48 (Call 06/23/48)(a)	2,763	2,455,394
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)(d)	1,505	1,481,121
4.75%, 05/18/46	2,616	2,205,786
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(d)	2,737	2,660,918
5.30%, 05/06/44	1,323	1,210,145
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)(d)	1,271	1,231,438
5.50%, 09/13/25	2,131	2,130,521
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(d)	3,612	3,637,909
5.88%, 02/22/33(a)	648	657,480
5.88%, 01/30/42	1,244	1,296,535
6.00%, 10/31/33(a)	932	953,333
Security	Par (000)	Value

Banks (continued)
6.13%, 08/25/36	$692	$707,046
6.17%, 05/25/34	150	152,122
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(d)	3,064	3,272,876
6.63%, 01/15/28(a)	411	438,059
6.63%, 06/15/32	1,492	1,574,878
6.68%, 09/13/43	1,532	1,629,458
6.88%, 03/05/38	710	775,375
6.88%, 02/15/98(a)	216	234,542
8.13%, 07/15/39	2,305	2,927,782
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)(a)	965	877,365
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(d)	1,095	997,823
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)(a)	533	486,589
6.06%, 10/24/25 (Call 10/24/24),
(1-day SOFR + 1.450%)(a)(d)	750	703,998
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	585	456,943
2.64%, 09/30/32 (Call 07/02/32)(a)	728	499,324
2.85%, 07/27/26 (Call 04/27/26)(a)	485	415,708
3.25%, 04/30/30 (Call 01/30/30)(a)	995	810,840
4.30%, 12/03/25 (Call 11/03/25)	583	530,122
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)(d)	610	511,363
Comerica Bank
2.50%, 07/23/24	492	443,208
4.00%, 07/27/25	445	384,925
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)(d)	170	130,324
Comerica Inc.
3.80%, 07/22/26	287	246,718
4.00%, 02/01/29 (Call 11/03/28)(a)	869	699,164
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	2,302	2,059,654
1.88%, 09/15/31(a)(b)	940	762,399
2.30%, 03/14/25(b)	1,555	1,484,088
2.55%, 03/14/27(a)(b)	1,881	1,744,141
2.63%, 09/06/26(b)	1,075	1,001,831
2.69%, 03/11/31(b)	2,345	1,847,967
2.85%, 05/18/26(a)(b)	925	873,030
3.15%, 09/19/27(b)	432	405,403
3.31%, 03/11/41(b)	1,017	703,974
3.35%, 06/04/24(a)(b)	360	353,635
3.61%, 09/12/34 (Call 09/12/29),
(5-year CMT + 2.050%)(b)(d)	2,356	2,003,091
3.74%, 09/12/39(b)	1,991	1,492,570
3.78%, 03/14/32(b)	820	685,857
3.90%, 03/16/28(a)(b)	1,082	1,051,782
3.90%, 07/12/47(a)(b)	1,588	1,362,034
4.32%, 01/10/48(b)	1,176	881,432
4.50%, 12/09/25(b)	538	520,631
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	1,100	1,102,449
5.32%, 03/13/26	900	910,657
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(b)(d)	1,279	1,147,170

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(b)(d)	$2,260	$2,004,002
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)(d)	1,155	1,062,945
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(b)(d)	1,950	1,718,537
2.63%, 07/22/24(b)	1,426	1,380,065
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(b)(d)	2,380	2,219,949
3.75%, 07/21/26	1,988	1,866,679
3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(b)(d)	1,415	1,244,765
4.38%, 08/04/25	1,130	1,100,360
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(b)(d)	1,610	1,558,025
5.25%, 05/24/41	1,477	1,535,235
5.25%, 08/04/45(a)	1,067	992,328
5.75%, 12/01/43	1,455	1,444,183
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	1,165	1,097,211
3.38%, 05/21/25	1,982	1,912,205
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	665	627,201
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(b)(d)	2,152	1,913,978
2.02%, 01/11/27(b)	975	879,621
2.81%, 01/11/41(a)(b)	986	646,393
3.25%, 01/14/30(b)	1,439	1,231,161
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(b)(d)	2,045	1,842,881
4.38%, 03/17/25(b)	325	314,536
5.30%, 07/12/28(a)(b)	2,180	2,207,775
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(b)(d)	2,192	2,025,777
2.38%, 01/22/25(b)	633	602,767
3.25%, 10/04/24(b)	1,310	1,266,164
4.13%, 01/10/27(b)	916	876,267
Credit Suisse AG/New York NY
1.25%, 08/07/26	1,950	1,667,152
2.95%, 04/09/25	1,319	1,234,148
3.63%, 09/09/24	1,818	1,739,899
3.70%, 02/21/25(a)	1,780	1,689,060
5.00%, 07/09/27	1,590	1,531,241
7.50%, 02/15/28	2,300	2,436,160
7.95%, 01/09/25	1,875	1,903,594
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(b)(d)	2,305	1,990,367
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(b)(d)	2,057	1,863,465
2.59%, 09/11/25 (Call 09/11/24), (1-day SOFR + 1.560%)(b)(d)	2,320	2,183,491
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(d)	4,003	3,217,871
3.75%, 03/26/25	1,635	1,535,265
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(b)(d)	2,572	2,296,210
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(b)(d)	3,376	2,967,133
Security	Par (000)	Value
Banks (continued)
4.28%, 01/09/28 (Call 01/09/27)(b)	$2,297	$2,099,803
4.55%, 04/17/26	2,190	2,058,600
4.88%, 05/15/45	2,333	1,964,921
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(b)(d)	1,740	1,712,491
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(b)(d)	1,590	1,584,101
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(b)(d)	3,615	3,689,361
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(d)	2,015	2,389,951
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1-year CMT + 0.550%)(b)(d)	1,367	1,274,130
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(b)(d)	760	664,011
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(b)(d)	1,052	945,749
3.24%, 12/20/25 (Call 12/20/24), (3-mo. LIBOR US + 1.591%)(b)(d)	1,170	1,114,642
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)(d)	1,940	1,821,433
4.38%, 06/12/28(a)(b)	885	830,314
6.47%, 01/09/26 (Call 01/09/25), (1-year CMT + 2.100%)(b)(d)	1,875	1,877,327
DBS Group Holdings Ltd., 1.17%, 11/22/24(a)(b)	50	47,232
Deutsche Bank AG
4.10%, 01/13/26	1,109	1,053,764
4.50%, 04/01/25(a)	1,525	1,423,582
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)(d)	1,035	1,016,843
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(d)	1,615	1,477,245
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,005	897,900
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(d)	2,040	1,809,626
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(d)	725	623,789
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(d)	2,710	2,356,359
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(d)	668	529,930
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(d)	2,130	1,771,485
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(a)(d)	1,130	846,706
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(d)	1,060	767,526
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(d)	1,885	1,790,571
4.10%, 01/13/26(a)	730	680,361
4.16%, 05/13/25	95	91,577
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(d)	2,320	1,932,037
5.37%, 09/09/27	300	296,234
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(d)	355	306,919
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(d)	1,835	1,842,333

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	$430	$406,246
2.70%, 02/06/30 (Call 11/06/29)	855	693,542
3.45%, 07/27/26 (Call 04/27/26)	1,415	1,300,985
4.25%, 03/13/26(a)	927	883,703
4.65%, 09/13/28 (Call 06/13/28)(a)	1,070	995,008
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1-year CMT + 0.330%)(b)(d)	1,245	1,164,719
1.13%, 09/16/26 (Call 09/16/25), (1-year CMT + 0.850%)(b)(d)	840	754,491
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(b)(d)	1,540	1,366,066
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(b)(d)	890	774,011
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(b)(d)	1,110	1,105,538
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(a)(b)	1,427	1,344,897
4.40%, 08/23/25(a)(b)	1,047	1,019,554
4.55%, 08/23/27(a)(b)	1,272	1,237,005
5.70%, 03/14/28(a)(b)	535	539,682
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)(d)	765	655,952
2.38%, 01/28/25 (Call 12/28/24)	860	797,604
2.55%, 05/05/27 (Call 04/05/27)	1,037	907,647
3.95%, 03/14/28 (Call 02/14/28)(a)	743	678,139
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)(d)	535	495,735
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(d)	705	629,224
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(d)	1,056	978,134
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(d)	1,349	1,354,230
8.25%, 03/01/38(a)	1,245	1,403,836
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	937	822,882
3.85%, 03/15/26 (Call 02/15/26)	976	885,018
3.95%, 07/28/25 (Call 06/28/25)(a)	925	880,073
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)(d)	822	745,876
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	730	619,694
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	790	736,715
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(d)	764	714,447
6.13%, 03/09/28(a)	805	799,119
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	838	787,190
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	500	508,374
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(d)	1,231	1,127,036
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(d)	2,094	1,871,586
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(d)	3,387	3,042,936
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(d)	3,385	2,985,692
Security	Par (000)	Value
Banks (continued)
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(d)	$4,213	$3,752,111
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(d)	2,956	2,335,590
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(d)	4,701	3,785,109
2.60%, 02/07/30 (Call 11/07/29)	2,253	1,930,440
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(d)	4,448	3,669,111
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(d)	3,748	3,397,995
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(d)	3,697	3,028,817
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(d)	1,734	1,204,843
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(d)	4,515	3,828,660
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(d)	2,542	1,860,958
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(d)	2,954	2,856,588
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(d)	2,200	1,646,487
3.50%, 01/23/25 (Call 10/23/24)	2,147	2,082,899
3.50%, 04/01/25 (Call 03/01/25)	3,678	3,551,678
3.50%, 11/16/26 (Call 11/16/25)	2,674	2,534,429
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(d)	3,500	3,303,233
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(d)	2,388	2,249,676
3.75%, 05/22/25 (Call 02/22/25)	1,844	1,785,987
3.75%, 02/25/26 (Call 11/25/25)	1,982	1,914,118
3.80%, 03/15/30 (Call 12/15/29)	2,950	2,734,566
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(d)	2,930	2,731,057
3.85%, 07/08/24 (Call 04/08/24)	1,493	1,468,692
3.85%, 01/26/27 (Call 01/26/26)	3,440	3,304,568
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.634%)(d)	2,804	2,363,823
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.562%)(d)	4,311	4,086,002
4.25%, 10/21/25(a)	2,516	2,451,227
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(d)	795	779,416
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(d)	1,890	1,656,095
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(d)	2,785	2,705,709
4.75%, 10/21/45 (Call 04/21/45)(a)	2,362	2,118,676
4.80%, 07/08/44 (Call 01/08/44)	2,129	1,923,639
5.15%, 05/22/45	2,350	2,168,140
5.70%, 11/01/24	2,425	2,430,773
5.95%, 01/15/27	900	920,815
6.13%, 02/15/33	1,360	1,451,849
6.25%, 02/01/41	2,782	2,972,100
6.45%, 05/01/36	1,058	1,109,393
6.75%, 10/01/37	6,600	7,043,862
Hana Bank
1.25%, 12/16/26(a)(b)	95	82,967

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.50%, (Call 10/19/26), (5-year CMT + 2.409%)(a)(b)(d)(e)	$390	$348,994
HBOS PLC, 6.00%, 11/01/33(a)(b)	341	318,603
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	505	491,574
5.88%, 11/01/34(a)	245	242,615
7.00%, 01/15/39	705	771,946
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3-mo. LIBOR US + 4.980%)(a)(b)(d)(e)	857	1,045,540
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(d)	1,730	1,535,299
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(d)	2,357	2,175,349
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(d)	2,030	1,756,663
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(d)	1,690	1,570,239
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(d)	2,030	1,711,935
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(d)	2,155	1,916,619
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(d)	1,155	929,430
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(d)	2,632	2,506,128
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(d)	3,422	2,776,347
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(d)	1,282	1,070,923
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(d)	1,645	1,325,199
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)(d)	2,450	2,326,608
3.90%, 05/25/26	2,390	2,304,519
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(d)	2,902	2,647,904
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(d)	2,713	2,559,821
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(d)	1,360	1,327,523
4.25%, 08/18/25	345	333,364
4.29%, 09/12/26 (Call 09/12/25), (3-mo. LIBOR US + 1.348%)(d)	2,341	2,263,139
4.30%, 03/08/26(a)	2,857	2,788,417
4.38%, 11/23/26(a)	1,779	1,706,370
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(d)	3,071	2,912,565
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(d)	3,815	3,698,680
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(d)	3,520	3,185,976
4.95%, 03/31/30	2,037	1,990,731
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(d)	2,010	1,980,913
5.25%, 03/14/44	1,365	1,212,233
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(d)	2,845	2,784,266
6.10%, 01/14/42	615	648,599
Security	Par (000)	Value
Banks (continued)
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(d)	$2,255	$2,299,249
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(d)	2,425	2,494,510
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(d)	3,595	3,721,598
6.50%, 05/02/36(a)	1,295	1,336,811
6.50%, 05/02/36	2,100	2,130,000
6.50%, 09/15/37(a)	165	172,076
6.50%, 09/15/37	2,377	2,372,486
6.80%, 06/01/38	2,489	2,548,031
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(d)	1,800	1,875,593
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(d)	2,710	2,894,901
7.63%, 05/17/32(a)	75	79,442
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)(d)	2,910	3,235,318
HSBC USA Inc.
3.50%, 06/23/24	780	760,469
5.63%, 03/17/25	1,000	1,001,741
7.20%, 07/15/97(a)	170	184,256
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(d)	1,115	783,951
2.55%, 02/04/30 (Call 11/04/29)	750	596,405
2.63%, 08/06/24 (Call 07/06/24)	762	720,959
4.00%, 05/15/25 (Call 04/15/25)(a)	835	789,674
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(d)	1,227	1,140,119
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(d)	573	525,716
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(d)	580	539,277
5.65%, 01/10/30 (Call 11/10/29)	350	336,299
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(d)	1,249	1,184,677
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)(b)	420	394,656
4.00%, 03/18/26(b)	690	662,926
Indonesia Government International Bond, 3.54%, 11/08/27(a)	1,033	992,745
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,975	1,949,305
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(b)(d)	1,010	923,779
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(d)	1,789	1,603,738
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(d)	927	766,452
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(d)	1,420	1,369,868
3.95%, 03/29/27	1,429	1,363,049
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(d)	1,710	1,619,790
4.05%, 04/09/29(a)	954	897,201
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(d)	1,185	1,084,762

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.55%, 10/02/28	$1,132	$1,096,851
4.63%, 01/06/26(a)(b)	1,951	1,915,324
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	370	334,710
3.88%, 01/12/28(a)(b)	570	519,531
7.00%, 11/21/25(a)(b)	630	643,800
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(a)(b)(d)	2,225	2,350,611
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(d)	1,613	1,517,878
0.82%, 06/01/25 (Call 06/01/24), (3-mo. SOFR + 0.540%)(d)	3,273	3,109,475
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(d)	2,775	2,638,886
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(d)	2,282	2,040,403
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)(d)	2,662	2,397,060
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(d)	2,944	2,609,092
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(d)	3,344	3,136,843
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(d)	3,365	3,023,334
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(d)	1,676	1,322,136
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(d)	3,533	2,813,039
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(d)	2,648	2,491,480
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(d)	1,965	1,700,244
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(d)	4,621	4,344,803
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(d)	1,725	1,539,771
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(d)	2,223	2,124,092
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(d)	2,860	2,428,535
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)(d)	1,925	1,311,652
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(d)	3,298	2,703,219
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(d)	4,053	3,374,262
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(d)	2,370	2,256,011
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)(d)	4,278	3,706,745
2.95%, 10/01/26 (Call 07/01/26)	1,867	1,759,328
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(d)	2,040	1,888,009
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(d)	3,083	2,633,837
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(d)	4,112	3,480,301
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	2,010	1,500,836
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(d)	$2,617	$1,809,081
3.13%, 01/23/25 (Call 10/23/24)(a)	2,032	1,974,350
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(d)	2,413	1,803,733
3.20%, 06/15/26 (Call 03/15/26)(a)	2,049	1,952,104
3.30%, 04/01/26 (Call 01/01/26)	2,820	2,709,304
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	4,557	3,263,566
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 0.945%)(d)	2,989	2,783,613
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(d)	3,018	2,848,894
3.63%, 12/01/27 (Call 12/01/26)	1,451	1,370,767
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(d)	3,111	2,874,838
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(d)	3,501	3,329,415
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(d)	3,095	3,033,265
3.88%, 09/10/24	1,650	1,617,829
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	2,847	2,444,657
3.90%, 07/15/25 (Call 04/15/25)	2,334	2,292,096
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	1,943	1,552,315
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.506%)(d)	2,180	2,107,983
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	4,118	3,330,411
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(d)	2,954	2,803,709
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	1,718	1,403,955
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(d)	3,380	3,308,088
4.13%, 12/15/26(a)	2,190	2,144,383
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)(d)	2,849	2,727,328
4.25%, 10/01/27	2,052	2,002,183
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	2,117	1,817,921
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(d)	3,785	3,684,179
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.330%)(d)	2,821	2,722,336
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(d)	2,784	2,687,004
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(d)	2,045	1,978,487
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(d)	3,055	2,929,711
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(d)	3,710	3,690,229
4.85%, 02/01/44(a)	1,170	1,103,790
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(d)	5,085	5,000,551
4.95%, 06/01/45	1,739	1,610,019
5.35%, 06/01/34	2,340	2,369,149
5.40%, 01/06/42	1,670	1,675,584

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
5.50%, 10/15/40	$1,440	$1,454,178
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(d)	2,950	2,953,392
5.60%, 07/15/41	2,346	2,420,161
5.63%, 08/16/43	1,752	1,767,871
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(d)	4,240	4,290,736
6.40%, 05/15/38	3,022	3,376,270
7.63%, 10/15/26	1,472	1,587,243
7.75%, 07/15/25	115	121,235
8.00%, 04/29/27	1,409	1,560,232
8.75%, 09/01/30(a)	137	163,029
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(b)(d)	1,220	1,229,345
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	605	531,695
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	1,183	1,076,237
3.40%, 05/20/26	547	467,098
3.90%, 04/13/29(a)	905	700,045
4.15%, 08/08/25	1,454	1,337,087
4.70%, 01/26/26 (Call 12/26/25)(a)	350	323,013
4.90%, 08/08/32	1,075	859,969
5.85%, 11/15/27 (Call 10/16/27)	1,784	1,655,329
6.95%, 02/01/28(a)	325	296,953
KeyCorp
2.25%, 04/06/27	888	732,092
2.55%, 10/01/29	880	673,758
4.10%, 04/30/28	442	386,278
4.15%, 10/29/25	533	482,175
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(d)	985	850,915
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	958	908,039
Kookmin Bank
1.75%, 05/04/25(b)	760	710,742
2.50%, 11/04/30(b)	60	48,970
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(b)(d)(e)	184	178,478
Lloyds Bank PLC, 3.50%, 05/14/25	350	334,680
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(d)	1,230	1,098,643
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(d)	1,575	1,487,608
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(d)	1,371	902,224
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(d)	1,320	1,260,940
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(d)	2,425	2,216,514
3.75%, 01/11/27	1,550	1,467,408
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(d)	1,272	1,187,109
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(d)	3,443	3,359,612
4.34%, 01/09/48	1,357	1,009,625
4.38%, 03/22/28	1,637	1,576,186
4.45%, 05/08/25	1,602	1,563,821
4.55%, 08/16/28(a)	1,500	1,442,944
4.58%, 12/10/25	1,133	1,081,010
4.65%, 03/24/26	1,875	1,790,469
Security	Par (000)	Value
Banks (continued)
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(d)	$1,620	$1,583,481
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(d)	895	846,887
5.30%, 12/01/45(a)	620	535,194
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(d)	1,095	1,103,427
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(d)	1,800	1,966,753
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	300	289,327
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)(d)	843	786,444
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(d)	1,410	1,301,137
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	1,572	1,498,724
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(b)(d)	1,640	1,237,407
3.23%, 03/21/25(b)	1,167	1,129,810
3.62%, 06/03/30(b)	870	733,992
3.90%, 01/15/26(b)	615	598,156
4.00%, 07/29/25(b)	495	482,621
4.88%, 06/10/25(b)	750	729,700
6.79%, 01/18/33(b)	1,225	1,228,290
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.694%)(b)(d)	1,070	1,001,700
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(b)(d)	1,732	1,550,105
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(d)	1,060	929,822
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(b)(d)	635	551,994
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(b)(d)	1,095	872,994
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(b)(d)	1,159	929,699
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(b)(d)	401	370,298
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(b)(d)	1,115	1,058,118
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(b)(d)	705	639,646
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(d)	955	916,726
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(b)(d)	958	942,035
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)(d)	765	756,649
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(b)(d)	1,125	1,117,485
6.21%, 11/22/24(b)	100	100,673
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	811	757,844
3.40%, 08/17/27	576	499,837
4.65%, 01/27/26 (Call 12/27/25)	500	476,233
4.70%, 01/27/28 (Call 12/27/27)	1,000	935,767
5.40%, 11/21/25 (Call 10/21/25)(a)	942	917,144

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(d)	$2,474	$2,335,029
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(d)	1,105	1,031,447
1.41%, 07/17/25	2,100	1,924,834
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(d)	2,105	1,863,252
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(d)	1,370	1,207,928
2.05%, 07/17/30	1,195	974,940
2.19%, 02/25/25	2,191	2,068,251
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(d)	2,590	2,074,804
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(d)	1,950	1,749,994
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(d)	798	644,684
2.56%, 02/25/30	1,249	1,068,371
2.76%, 09/13/26	1,310	1,209,145
2.80%, 07/18/24	1,285	1,244,271
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(d)	1,182	982,683
3.20%, 07/18/29	2,186	1,948,019
3.29%, 07/25/27(a)	606	566,413
3.68%, 02/22/27(a)	979	944,187
3.74%, 03/07/29	1,906	1,776,819
3.75%, 07/18/39	1,273	1,071,220
3.78%, 03/02/25	537	521,562
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(d)	660	636,684
3.85%, 03/01/26	2,490	2,399,361
3.96%, 03/02/28	1,103	1,054,983
4.05%, 09/11/28	1,097	1,053,272
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(d)	870	830,621
4.15%, 03/07/39(a)	353	314,890
4.29%, 07/26/38(a)	591	538,191
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(d)	660	613,828
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(d)	2,132	2,109,311
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(d)	2,225	2,199,148
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(d)	2,395	2,373,912
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(d)	1,980	1,956,022
5.24%, 04/19/29	1,080	1,076,969
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(d)	1,350	1,351,925
5.41%, 04/19/34	810	813,657
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(d)	1,840	1,843,423
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(d)	1,345	1,354,782
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(d)	911	924,583
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)(d)	785	792,389
Security	Par (000)	Value
Banks (continued)
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)(d)	$430	$429,214
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(d)	2,165	2,163,518
Mizuho Bank Ltd., 3.60%, 09/25/24(b)	360	351,573
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(d)	1,764	1,556,026
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(d)	1,258	1,112,260
1.98%, 09/08/31 (Call 09/08/30), (1-day SOFR + 1.532%)(d)	755	596,996
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(d)	663	523,029
2.20%, 07/10/31 (Call 07/10/30), (1-day SOFR + 1.772%)(d)	1,137	919,952
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(d)	795	741,722
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(d)	631	499,311
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(d)	1,630	1,560,012
2.56%, 09/13/31	1,185	935,886
2.59%, 05/25/31 (Call 05/25/30), (3-mo. LIBOR US + 1.070%)(d)	815	679,439
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(d)	745	700,148
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(d)	1,193	1,150,181
2.84%, 09/13/26	1,089	1,006,854
2.87%, 09/13/30 (Call 09/13/29), (1-day SOFR + 1.572%)(d)	790	678,185
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(d)	869	761,461
3.17%, 09/11/27	1,055	973,271
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(d)	845	754,082
3.48%, 04/12/26(a)(b)	1,765	1,687,614
3.66%, 02/28/27	921	874,869
4.02%, 03/05/28(a)	1,115	1,061,362
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)(d)	985	932,079
4.35%, 10/20/25(b)	515	492,332
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(d)	1,200	1,204,862
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(d)	1,095	1,109,509
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(d)	997	1,018,836
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(d)	905	919,829
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(d)	1,155	1,178,243
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(d)	2,865	2,560,249
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(d)	3,150	2,941,778
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(d)	2,970	2,644,838

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(d)	$4,140	$3,723,372
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(d)	2,964	2,304,766
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(d)	2,449	1,912,566
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(d)	2,549	2,406,546
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(d)	3,775	3,011,508
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(d)	2,980	2,705,229
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(d)	3,790	2,860,553
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(d)	2,710	2,199,855
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(d)	1,840	1,748,864
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(d)	4,041	3,454,172
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(d)	3,378	3,258,018
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)(d)	2,393	1,538,560
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(d)	2,765	2,310,384
3.13%, 07/27/26(a)	3,709	3,498,137
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	2,239	1,673,281
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(d)	3,327	3,106,044
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(d)	3,200	2,892,351
3.63%, 01/20/27	3,501	3,354,740
3.70%, 10/23/24	2,614	2,555,455
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.140%)(d)	3,509	3,289,665
3.88%, 01/27/26	2,667	2,596,337
3.95%, 04/23/27	1,915	1,820,258
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(d)	2,413	2,059,085
4.00%, 07/23/25	2,098	2,051,846
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(d)	2,585	2,492,219
4.30%, 01/27/45	2,753	2,384,656
4.35%, 09/08/26	2,303	2,246,166
4.38%, 01/22/47	2,812	2,460,009
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.628%)(d)	3,710	3,561,268
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	1,567	1,403,558
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(d)	3,720	3,678,607
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)(d)	2,260	2,181,547
5.00%, 11/24/25	1,880	1,875,544
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(d)	1,720	1,714,277
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(d)	3,600	3,582,005
Security	Par (000)	Value
Banks (continued)
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(d)	$3,740	$3,727,789
5.25%, 04/21/34	4,150	4,121,167
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(d)	2,595	2,470,807
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(d)	2,380	2,461,431
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(d)	2,020	1,995,183
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(d)	1,675	1,711,127
6.25%, 08/09/26	1,355	1,395,136
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(d)	2,550	2,649,682
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(d)	3,455	3,699,960
6.38%, 07/24/42	2,198	2,423,331
7.25%, 04/01/32	1,233	1,417,647
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(d)	1,569	1,457,556
Morgan Stanley Bank NA, 4.75%, 04/21/26	1,900	1,892,606
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	462,513
4.70%, 03/10/44(a)(b)	300	273,462
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	1,445	1,366,159
1.89%, 01/12/27(b)	1,610	1,453,004
2.33%, 08/21/30(a)(b)	2,255	1,758,518
2.65%, 01/14/41(a)(b)	635	397,693
2.99%, 05/21/31(a)(b)	907	729,844
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(b)(d)	1,607	1,265,899
3.50%, 01/10/27(a)(b)	1,050	1,005,574
3.91%, 06/09/27	780	755,833
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(d)	2,301	1,993,248
4.94%, 01/12/28(a)	1,335	1,346,590
4.97%, 01/12/26	1,178	1,182,169
6.43%, 01/12/33(a)(b)	945	959,526
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,158	1,081,812
3.38%, 01/14/26	1,177	1,134,458
3.50%, 06/09/25(a)	560	543,740
National Bank of Canada
0.75%, 08/06/24	450	424,684
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(d)	1,390	1,360,494
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	510	458,149
1.50%, 04/23/25 (Call 03/23/25)(b)	2,082	1,941,471
5.00%, 05/30/28 (Call 04/30/28)(b)	500	501,951
5.05%, 11/21/24(b)	600	598,927
5.10%, 11/21/27 (Call 10/21/27)(b)	940	941,142
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(d)	1,420	1,256,923
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(d)	1,300	1,004,558
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(d)	817	742,469

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)(d)	$960	$903,953
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(d)	1,360	1,272,809
4.80%, 04/05/26	1,583	1,560,375
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(d)	1,883	1,814,995
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(d)	2,166	2,099,402
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(d)	540	537,506
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(d)	1,075	1,077,926
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(d)	560	571,248
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(d)	2,076	2,154,793
NatWest Markets PLC
0.80%, 08/12/24(b)	1,115	1,053,243
1.60%, 09/29/26(b)	1,710	1,523,221
3.48%, 03/22/25(b)	960	922,767
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(b)(d)	215	192,572
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(d)(e)	429	394,251
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(d)(e)	175	151,141
NongHyup Bank
0.88%, 07/28/24(b)	100	94,858
1.25%, 07/28/26(b)	75	66,323
Nordea Bank Abp
0.75%, 08/28/25(b)	1,357	1,223,079
1.50%, 09/30/26(a)(b)	2,070	1,829,509
3.60%, 06/06/25(b)	1,338	1,289,745
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(b)(d)	1,117	1,037,070
4.75%, 09/22/25(b)	690	680,997
5.38%, 09/22/27(b)	860	856,447
Norinchukin Bank (The)
1.28%, 09/22/26(b)	625	551,531
2.08%, 09/22/31(a)(b)	780	632,382
4.87%, 09/14/27(a)(b)	1,020	1,016,927
5.07%, 09/14/32(a)(b)	992	1,000,451
5.43%, 03/09/28(a)(b)	995	1,015,635
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	1,486	1,226,497
3.15%, 05/03/29 (Call 02/03/29)	659	608,841
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)(d)	568	507,221
3.65%, 08/03/28 (Call 05/03/28)(a)	424	407,617
3.95%, 10/30/25(a)	1,290	1,247,182
4.00%, 05/10/27 (Call 04/10/27)	1,192	1,158,837
6.13%, 11/02/32 (Call 08/02/32)(a)	1,140	1,195,441
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(b)(d)	1,030	942,677
4.25%, 06/19/24(b)	847	836,112
PNC Bank NA
2.70%, 10/22/29(a)	1,110	948,231
2.95%, 02/23/25 (Call 01/24/25)	1,052	998,043
3.10%, 10/25/27 (Call 09/25/27)	1,736	1,597,772
3.25%, 06/01/25 (Call 05/02/25)	1,360	1,296,737
Security	Par (000)	Value
Banks (continued)
3.25%, 01/22/28 (Call 12/23/27)	$705	$646,968
3.30%, 10/30/24 (Call 09/30/24)	497	480,496
3.88%, 04/10/25 (Call 03/10/25)	945	906,227
4.05%, 07/26/28	1,625	1,509,180
4.20%, 11/01/25 (Call 10/02/25)	710	679,801
2.50%, 08/27/24 (Call 07/27/24)(a)	480	459,575
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	917	804,744
2.20%, 11/01/24 (Call 10/02/24)	928	882,959
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(d)	855	691,368
2.55%, 01/22/30 (Call 10/24/29)	2,379	2,011,599
2.60%, 07/23/26 (Call 05/23/26)(a)	1,113	1,033,716
3.15%, 05/19/27 (Call 04/19/27)	704	655,247
3.45%, 04/23/29 (Call 01/23/29)(a)	1,640	1,497,988
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(d)	294	263,979
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	1,535	1,515,340
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(d)	2,085	2,013,048
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(d)	1,495	1,492,864
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(d)	925	923,669
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(d)	2,270	2,341,177
Regions Bank/Birmingham AL, 6.45%, 06/26/37	795	791,029
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	708	572,436
2.25%, 05/18/25 (Call 04/18/25)	1,055	973,869
7.38%, 12/10/37	349	372,588
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	54,540
Royal Bank of Canada
0.65%, 07/29/24	1,197	1,132,312
0.75%, 10/07/24	1,380	1,295,620
0.88%, 01/20/26(a)	1,546	1,392,335
1.15%, 06/10/25	2,172	2,003,317
1.15%, 07/14/26	1,612	1,440,141
1.20%, 04/27/26	1,642	1,473,687
1.40%, 11/02/26	1,040	922,489
1.60%, 01/21/25	1,437	1,354,273
2.05%, 01/21/27	435	393,071
2.25%, 11/01/24	1,659	1,587,497
2.30%, 11/03/31	2,040	1,656,978
2.55%, 07/16/24	1,455	1,406,596
3.38%, 04/14/25	1,235	1,195,027
3.63%, 05/04/27	586	558,546
3.88%, 05/04/32	1,033	943,546
3.97%, 07/26/24	655	643,978
4.24%, 08/03/27	2,407	2,339,287
4.65%, 01/27/26	2,032	1,998,984
4.88%, 01/12/26	1,620	1,611,978
4.90%, 01/12/28	1,185	1,176,953
4.95%, 04/25/25	910	904,348
5.00%, 02/01/33	1,675	1,652,228
5.00%, 05/02/33	945	928,672
5.66%, 10/25/24	340	340,692
6.00%, 11/01/27	1,195	1,238,326

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(d)	$1,185	$1,035,543
3.24%, 10/05/26 (Call 08/05/26)	1,230	1,115,927
3.45%, 06/02/25 (Call 05/02/25)	1,293	1,227,633
3.50%, 06/07/24 (Call 05/07/24)	935	908,689
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(d)	537	515,007
4.40%, 07/13/27 (Call 04/14/27)	1,487	1,413,431
4.50%, 07/17/25 (Call 04/17/25)(a)	1,288	1,246,328
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(d)	655	646,373
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(d)	910	922,555
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(d)	1,442	1,290,262
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(d)	1,430	1,238,968
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(d)	1,280	1,123,610
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(d)	905	737,051
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(d)	980	892,505
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(d)	965	980,237
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(d)	1,195	1,208,460
Santander UK PLC, 2.88%, 06/18/24(a)	215	208,533
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	50	44,006
3.75%, 09/20/27(b)	200	185,803
4.00%, 04/23/29(b)	457	419,442
4.38%, 04/13/32(a)(b)	590	543,732
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	181,056
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(b)(d)(e)	366	320,250
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(a)(b)	181	170,208
0.85%, 09/02/25(a)(b)	910	820,283
1.20%, 09/09/26(b)	160	140,082
1.40%, 11/19/25(b)	195	176,832
3.70%, 06/09/25(b)	1,555	1,502,567
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24), (1-year CMT + 0.750%)(b)(d)	350	329,609
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(b)(d)	2,165	1,907,840
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(b)(d)	1,384	1,208,737
2.23%, 01/21/26 (Call 01/21/25), (1-year CMT + 1.050%)(b)(d)	1,445	1,341,196
2.63%, 10/16/24(b)	990	940,460
2.63%, 01/22/25(b)	1,883	1,769,790
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(b)(d)	1,590	1,409,937
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(a)(b)(d)	1,780	1,400,734
3.00%, 01/22/30(b)	1,208	1,005,816
Security	Par (000)	Value
Banks (continued)
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(d)	$735	$592,354
3.63%, 03/01/41(a)(b)	1,535	962,800
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(a)(b)(d)	646	511,314
4.00%, 01/12/27(b)	1,025	962,109
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(b)(d)	1,130	740,390
4.25%, 04/14/25(a)(b)	1,675	1,603,242
4.25%, 08/19/26(a)(b)	1,142	1,061,263
4.35%, 06/13/25(b)	315	306,817
4.68%, 06/15/27(b)	505	490,311
4.75%, 11/24/25(b)	620	588,903
4.75%, 09/14/28(a)(b)	675	647,461
5.63%, 11/24/45(a)(b)	370	304,578
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(b)(d)	1,842	1,715,053
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(b)(d)	1,230	1,232,505
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(b)(d)	855	862,014
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(b)(d)	1,795	1,838,757
7.37%, 01/10/53(b)	1,475	1,415,126
Standard Chartered Bank, 8.00%, 05/30/31(b)	2,035	2,199,161
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(b)(d)	1,065	945,102
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(b)(d)	1,377	1,286,397
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(b)(d)	1,420	1,266,505
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(d)	1,005	794,085
2.82%, 01/30/26 (Call 01/30/25), (3-mo. LIBOR US + 1.209%)(b)(d)	2,276	2,151,092
3.20%, 04/17/25(b)	945	896,735
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(d)	1,921	1,527,896
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(b)(d)	1,575	1,280,138
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(b)(d)	1,165	1,121,141
4.05%, 04/12/26(b)	1,102	1,069,204
4.30%, 02/19/27(a)(b)	325	309,871
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(d)	760	695,248
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(b)(d)	1,765	1,645,193
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(b)(d)	755	692,234
5.30%, 01/09/43(b)	625	548,075
5.70%, 03/26/44(a)(b)	1,526	1,388,224
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)(d)	1,350	1,358,346
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(b)(d)	1,645	1,670,122
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(b)(d)	1,110	1,191,738

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
7.78%, 11/16/25 (Call 11/16/24), (1-year CMT + 3.100%)(a)(b)(d)	$1,949	$2,002,198
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(d)	543	484,978
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(d)	547	514,068
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(d)	930	844,839
2.20%, 03/03/31	1,482	1,198,473
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(d)	1,234	1,177,687
2.40%, 01/24/30	792	679,548
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)(d)	1,228	1,018,478
2.65%, 05/19/26	1,015	955,868
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(d)	1,171	1,118,400
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(d)	710	610,240
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(d)	485	430,935
3.30%, 12/16/24	1,016	985,389
3.55%, 08/18/25(a)	937	911,230
4.14%, 12/03/29 (Call 12/03/28), (3-mo. LIBOR US + 1.030%)(a)(d)	644	617,041
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(d)	730	678,748
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(d)	385	367,633
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(d)	975	951,225
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(a)(d)	215	213,623
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(d)	510	508,598
5.16%, 05/18/34	510	507,736
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(d)	605	612,058
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(d)	665	684,131
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	400	390,252
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,578	1,409,740
1.40%, 09/17/26	1,885	1,665,968
1.47%, 07/08/25	2,080	1,914,410
1.71%, 01/12/31	945	738,617
1.90%, 09/17/28	2,485	2,106,278
2.13%, 07/08/30(a)	1,480	1,215,554
2.14%, 09/23/30	994	796,066
2.17%, 01/14/27	735	660,067
2.22%, 09/17/31	920	742,055
2.30%, 01/12/41(a)	410	271,057
2.35%, 01/15/25	1,385	1,311,914
2.45%, 09/27/24	1,361	1,304,994
2.47%, 01/14/29	1,047	903,573
2.63%, 07/14/26	1,246	1,152,349
2.70%, 07/16/24	1,695	1,639,204
2.72%, 09/27/29	665	572,236
2.75%, 01/15/30	1,480	1,283,764
Security	Par (000)	Value
Banks (continued)
2.93%, 09/17/41(a)	$450	$318,455
3.01%, 10/19/26(a)	677	631,141
3.04%, 07/16/29	2,905	2,562,677
3.05%, 01/14/42(a)	385	278,683
3.20%, 09/17/29(a)	671	590,094
3.35%, 10/18/27	595	553,312
3.36%, 07/12/27	688	647,703
3.45%, 01/11/27(a)	1,739	1,640,808
3.54%, 01/17/28	1,256	1,172,641
3.78%, 03/09/26(a)	2,535	2,440,155
3.94%, 07/19/28	819	775,393
4.31%, 10/16/28	774	742,319
5.46%, 01/13/26	940	943,639
5.52%, 01/13/28(a)	1,960	1,991,252
5.71%, 01/13/30	1,235	1,266,304
5.77%, 01/13/33	2,320	2,423,369
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	680	639,234
1.05%, 09/12/25(b)	1,249	1,133,507
1.35%, 09/16/26(b)	1,293	1,143,605
1.55%, 03/25/26(b)	1,430	1,297,152
2.55%, 03/10/25(a)(b)	675	641,065
2.80%, 03/10/27(b)	890	826,794
4.80%, 09/15/25(a)(b)	415	411,326
4.95%, 09/15/27(b)	1,050	1,049,738
5.50%, 03/09/28(a)(b)	1,000	1,021,788
5.65%, 03/09/26(b)	1,600	1,618,067
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	862	818,955
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(b)(d)	820	726,247
3.65%, 06/10/25(b)	1,365	1,317,668
3.95%, 06/10/27(a)(b)	1,230	1,182,415
Swedbank AB
1.54%, 11/16/26(a)(b)	1,390	1,230,465
3.36%, 04/04/25(b)	1,195	1,151,531
5.34%, 09/20/27(b)	1,095	1,077,159
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	1,220	1,162,534
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	999	932,698
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	735	653,835
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	665	613,448
Toronto-Dominion Bank (The)
0.70%, 09/10/24	825	776,421
0.75%, 09/11/25	1,256	1,139,629
0.75%, 01/06/26	1,415	1,266,213
1.15%, 06/12/25	880	811,096
1.20%, 06/03/26	1,585	1,412,804
1.25%, 12/13/24	900	845,876
1.25%, 09/10/26	1,785	1,577,917
1.45%, 01/10/25	1,000	944,085
1.95%, 01/12/27	1,620	1,452,873
2.00%, 09/10/31	833	659,019
2.45%, 01/12/32	1,455	1,189,847
2.65%, 06/12/24(a)	1,655	1,606,508
2.80%, 03/10/27	1,860	1,710,856
3.20%, 03/10/32	1,556	1,344,539
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(d)	2,372	2,220,174
3.77%, 06/06/25	2,005	1,948,680

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.11%, 06/08/27	$1,970	$1,896,284
4.29%, 09/13/24	890	876,646
4.46%, 06/08/32	3,200	3,025,288
4.69%, 09/15/27	2,140	2,100,638
5.10%, 01/09/26	490	489,630
5.16%, 01/10/28	1,575	1,578,696
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,820	1,673,822
2.15%, 12/06/24 (Call 11/05/24)	932	875,342
2.25%, 03/11/30 (Call 12/11/29)	1,763	1,402,104
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(d)	725	670,419
3.30%, 05/15/26 (Call 04/15/26)	1,142	1,044,953
3.63%, 09/16/25 (Call 08/16/25)	1,989	1,858,709
3.80%, 10/30/26 (Call 09/30/26)	1,035	944,657
4.05%, 11/03/25 (Call 09/03/25)	775	742,697
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	930	783,509
1.20%, 08/05/25 (Call 07/03/25)	647	584,732
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)(d)	1,563	1,384,035
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(d)	1,226	1,018,309
1.95%, 06/05/30 (Call 03/05/30)	770	615,290
2.50%, 08/01/24 (Call 07/01/24)	704	675,704
2.85%, 10/26/24 (Call 09/26/24)	949	908,548
3.70%, 06/05/25 (Call 05/05/25)	820	788,616
3.88%, 03/19/29 (Call 02/16/29)(a)	816	731,926
4.00%, 05/01/25 (Call 03/01/25)(a)	1,222	1,177,773
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(d)	1,120	1,059,370
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(d)	927	891,183
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(d)	1,690	1,635,449
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)(d)	1,295	1,168,862
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(d)	1,380	1,318,285
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(d)	985	977,074
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,334	1,013,761
1.45%, 05/12/25 (Call 04/11/25)	1,754	1,621,586
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(d)	1,635	1,457,915
2.40%, 07/30/24 (Call 06/28/24)(a)	1,196	1,149,859
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(d)	1,625	1,200,831
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)(d)	1,307	1,051,104
3.00%, 07/30/29 (Call 04/30/29)	1,422	1,214,969
3.10%, 04/27/26 (Call 03/27/26)(a)	1,351	1,248,098
3.60%, 09/11/24 (Call 08/11/24)	927	901,421
3.90%, 04/26/28 (Call 03/24/28)(a)	1,043	984,398
3.95%, 11/17/25 (Call 10/17/25)(a)	1,192	1,148,673
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(d)	1,969	1,892,294
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(d)	1,585	1,528,506
Security	Par (000)	Value
Banks (continued)
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(d)	$2,095	$1,966,105
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(d)	1,795	1,625,575
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(d)	1,022	1,015,834
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(d)	1,535	1,548,540
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,459	1,338,222
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,668	1,554,604
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	1,339	1,263,553
2.80%, 01/27/25 (Call 12/27/24)(a)	961	917,118
UBS AG/London
0.70%, 08/09/24(a)(b)	945	889,485
1.25%, 06/01/26(a)(b)	1,710	1,513,032
1.38%, 01/13/25 (Call 12/13/24)(b)	1,132	1,055,873
4.50%, 06/26/48(a)(b)	1,050	942,994
UBS AG/Stamford CT, 7.50%, 07/15/25	530	536,158
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(b)(d)	1,890	1,663,274
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(b)(d)	2,230	1,922,529
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(a)(b)(d)	1,822	1,406,071
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(b)(d)	2,595	2,051,292
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(a)(b)(d)	2,195	1,879,429
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(b)(d)	1,515	1,057,884
4.13%, 09/24/25(b)	2,379	2,284,570
4.13%, 04/15/26(a)(b)	2,030	1,941,458
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	1,900	1,775,014
4.49%, 08/05/25 (Call 08/05/24), (1-year CMT + 1.600%)(a)(b)(d)	2,022	1,976,530
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(b)(d)	905	874,568
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(b)(d)	1,355	1,302,245
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)(d)	1,585	1,518,306
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(b)(d)	1,725	1,624,053
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)(d)	1,910	1,893,716
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(b)(d)	3,085	3,094,209
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(b)(d)	1,091	965,038
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(b)(d)	1,549	1,400,232
3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(b)(d)	1,217	969,872
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	70	63,325
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(b)(d)	1,000	945,476

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(d)	$145	$109,914
Wachovia Corp.
5.50%, 08/01/35	1,435	1,407,807
6.61%, 10/01/25(a)	185	188,561
7.50%, 04/15/35(a)	931	1,052,152
7.57%, 08/01/26(c)	665	705,363
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	285	246,320
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(d)	3,163	2,986,751
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(d)	3,105	2,920,927
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(d)	3,550	3,173,882
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(a)(d)	3,504	3,347,874
2.57%, 02/11/31 (Call 02/11/30), (1-day SOFR + 1.262%)(d)	3,406	2,875,290
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(d)	4,185	3,621,171
3.00%, 02/19/25(a)	2,122	2,042,216
3.00%, 04/22/26	2,825	2,671,768
3.00%, 10/23/26	4,062	3,789,442
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	4,014	2,916,078
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(d)	2,445	2,294,821
3.30%, 09/09/24	1,928	1,879,563
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(d)	4,700	4,037,188
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(d)	4,220	3,955,274
3.55%, 09/29/25	2,859	2,759,439
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(d)	3,395	3,184,640
3.90%, 05/01/45	2,255	1,784,494
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(d)	3,540	3,444,832
4.10%, 06/03/26	2,286	2,203,845
4.15%, 01/24/29 (Call 10/24/28)(a)	3,292	3,118,927
4.30%, 07/22/27(a)	2,463	2,373,557
4.40%, 06/14/46	2,311	1,868,222
4.48%, 04/04/31 (Call 04/04/30), (1-day SOFR + 4.032%)(d)	2,210	2,103,256
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(d)	1,952	1,918,698
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	3,805	3,282,578
4.65%, 11/04/44	2,018	1,713,623
4.75%, 12/07/46	2,195	1,849,416
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(d)	3,365	3,311,810
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(d)	4,806	4,636,073
4.90%, 11/17/45	2,310	2,009,674
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	6,372	5,830,295
5.38%, 02/07/35(a)	660	653,176
Security	Par (000)	Value
Banks (continued)
5.38%, 11/02/43	$2,104	$1,977,639
5.39%, 04/24/34	3,335	3,339,396
5.61%, 01/15/44	2,821	2,692,508
5.95%, 12/01/86	376	374,502
Series B, 7.95%, 11/15/29	300	330,108
Wells Fargo Bank NA
5.85%, 02/01/37(a)	1,645	1,680,703
5.95%, 08/26/36	695	707,490
6.60%, 01/15/38	1,595	1,757,976
Westpac Banking Corp.
1.02%, 11/18/24	605	571,103
1.15%, 06/03/26	2,402	2,156,266
1.95%, 11/20/28	1,512	1,308,278
2.15%, 06/03/31	1,268	1,060,237
2.35%, 02/19/25	1,388	1,330,645
2.65%, 01/16/30(a)	1,360	1,207,172
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(d)	1,629	1,254,747
2.70%, 08/19/26(a)	1,456	1,364,202
2.85%, 05/13/26	2,203	2,089,349
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(d)	2,483	2,315,225
2.96%, 11/16/40	826	547,413
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(d)	1,372	1,053,889
3.13%, 11/18/41	1,450	982,534
3.35%, 03/08/27	1,324	1,259,013
3.40%, 01/25/28	1,244	1,180,158
3.74%, 08/26/25	152	148,162
4.04%, 08/26/27	235	229,972
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(d)	1,677	1,483,080
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(d)	1,868	1,744,982
4.42%, 07/24/39	848	701,741
5.35%, 10/18/24	50	50,210
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(d)	1,474	1,396,130
5.46%, 11/18/27	1,925	1,986,107
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	630	624,318
Wintrust Financial Corp., 4.85%, 06/06/29(a)	457	410,313
Woori Bank, 5.13%, 08/06/28(b)	350	342,899
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	715	509,696
		1,920,070,281
Beverages — 1.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	5,685	5,568,860
4.90%, 02/01/46 (Call 08/01/45)	10,715	10,175,980
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	115	98,745
4.63%, 02/01/44	1,065	987,516
4.70%, 02/01/36 (Call 08/01/35)	1,165	1,141,200
4.90%, 02/01/46 (Call 08/01/45)	1,723	1,636,324
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,212	2,075,828
3.65%, 02/01/26 (Call 11/01/25)(a)	3,505	3,412,676
4.00%, 04/13/28 (Call 01/13/28)	3,136	3,068,679
4.35%, 06/01/40 (Call 12/01/39)	1,199	1,099,701
4.38%, 04/15/38 (Call 10/15/37)	1,630	1,527,804

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
4.44%, 10/06/48 (Call 04/06/48)	$2,128	$1,911,755
4.50%, 06/01/50 (Call 12/01/49)	590	534,667
4.60%, 04/15/48 (Call 10/15/47)	2,285	2,099,875
4.60%, 06/01/60 (Call 12/01/59)	290	257,913
4.75%, 01/23/29 (Call 10/23/28)	3,781	3,808,145
4.75%, 04/15/58 (Call 10/15/57)	635	585,271
4.90%, 01/23/31 (Call 10/23/30)(a)	749	773,052
4.95%, 01/15/42	2,013	1,961,117
5.45%, 01/23/39 (Call 07/23/38)	2,944	3,057,095
5.55%, 01/23/49 (Call 07/23/48)	5,240	5,479,717
5.80%, 01/23/59 (Call 07/23/58)	2,912	3,143,404
5.88%, 06/15/35(a)	245	264,567
6.63%, 08/15/33(a)	887	1,004,696
8.00%, 11/15/39	1,311	1,667,602
8.20%, 01/15/39	1,384	1,802,458
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	450	416,093
4.45%, 05/15/25 (Call 03/15/25)(b)	1,305	1,277,790
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	865	846,908
5.15%, 05/15/38 (Call 11/15/37)(b)	890	835,892
5.30%, 05/15/48 (Call 11/15/47)(b)	675	612,518
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	565	452,780
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	621	606,213
3.75%, 01/15/43 (Call 07/15/42)	470	371,282
4.00%, 04/15/38 (Call 10/15/37)	335	297,320
4.50%, 07/15/45 (Call 01/15/45)	709	648,981
4.75%, 04/15/33 (Call 01/15/33)(a)	690	691,706
Coca-Cola Co. (The)
1.00%, 03/15/28	1,415	1,222,590
1.38%, 03/15/31	2,036	1,642,320
1.45%, 06/01/27(a)	1,438	1,305,474
1.50%, 03/05/28	605	537,558
1.65%, 06/01/30	2,165	1,813,068
1.75%, 09/06/24	1,153	1,113,962
2.00%, 03/05/31	474	400,047
2.13%, 09/06/29	1,304	1,150,716
2.25%, 01/05/32(a)	1,040	891,738
2.50%, 06/01/40	1,773	1,330,002
2.50%, 03/15/51(a)	1,045	701,357
2.60%, 06/01/50	1,421	983,076
2.75%, 06/01/60(a)	1,207	824,425
2.88%, 05/05/41	1,187	923,859
2.90%, 05/25/27	657	626,777
3.00%, 03/05/51(a)	1,610	1,203,596
3.38%, 03/25/27	1,250	1,218,105
3.45%, 03/25/30	1,693	1,611,252
4.20%, 03/25/50	1,120	1,035,584
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	370	360,520
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	782	694,343
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	855	677,536
2.75%, 01/22/30 (Call 10/22/29)(a)	1,275	1,130,289
5.25%, 11/26/43	455	454,936
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	1,322	1,079,349
2.88%, 05/01/30 (Call 02/01/30)(a)	1,028	897,026
3.15%, 08/01/29 (Call 05/01/29)	658	593,803
Security	Par (000)	Value
Beverages (continued)
3.50%, 05/09/27 (Call 02/09/27)	$588	$561,776
3.60%, 02/15/28 (Call 11/15/27)	985	928,502
3.70%, 12/06/26 (Call 09/06/26)	700	672,323
3.75%, 05/01/50 (Call 11/01/49)	615	470,947
4.10%, 02/15/48 (Call 08/15/47)	1,026	825,730
4.35%, 05/09/27 (Call 04/09/27)(a)	475	466,291
4.40%, 11/15/25 (Call 09/15/25)	947	931,609
4.50%, 05/09/47 (Call 11/09/46)	617	523,914
4.65%, 11/15/28 (Call 08/15/28)	627	620,146
4.75%, 11/15/24	646	641,326
4.75%, 12/01/25	415	411,450
4.75%, 05/09/32 (Call 02/09/32)(a)	570	555,676
4.90%, 05/01/33	840	825,241
5.25%, 11/15/48 (Call 05/15/48)	569	534,549
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	910	842,291
2.00%, 04/29/30 (Call 01/29/30)	600	507,999
2.13%, 10/24/24 (Call 09/24/24)	740	709,899
2.13%, 04/29/32 (Call 01/29/32)	745	610,982
2.38%, 10/24/29 (Call 07/24/29)	1,148	1,006,897
3.88%, 05/18/28 (Call 02/18/28)(a)	630	611,545
3.88%, 04/29/43 (Call 10/29/42)	480	404,606
5.20%, 10/24/25	753	759,991
5.30%, 10/24/27 (Call 09/24/27)	1,060	1,090,484
5.50%, 01/24/33 (Call 10/24/32)	1,230	1,309,466
5.88%, 09/30/36	483	524,214
Diageo Investment Corp.
4.25%, 05/11/42	613	554,984
7.45%, 04/15/35(a)	190	230,677
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	1,197	1,146,833
4.00%, 10/01/42(b)	706	591,276
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	505	428,424
JDE Peet’s NV
0.80%, 09/24/24 (Call 07/03/23)(a)(b)	515	480,192
1.38%, 01/15/27 (Call 12/15/26)(b)	1,208	1,048,184
2.25%, 09/24/31 (Call 06/24/31)(b)	890	691,724
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	984	815,186
2.55%, 09/15/26 (Call 06/15/26)	477	442,603
3.20%, 05/01/30 (Call 02/01/30)	856	774,553
3.35%, 03/15/51 (Call 09/15/50)	644	449,765
3.40%, 11/15/25 (Call 08/15/25)	796	767,674
3.43%, 06/15/27 (Call 03/15/27)	612	583,191
3.80%, 05/01/50 (Call 11/01/49)	855	657,016
3.95%, 04/15/29 (Call 02/15/29)	680	649,064
4.05%, 04/15/32 (Call 01/15/32)(a)	735	684,829
4.42%, 05/25/25 (Call 03/25/25)(a)	631	623,738
4.42%, 12/15/46 (Call 06/15/46)	563	477,883
4.50%, 11/15/45 (Call 05/15/45)	539	467,752
4.50%, 04/15/52 (Call 10/15/51)(a)	1,625	1,403,962
4.60%, 05/25/28 (Call 02/25/28)(a)	1,095	1,083,128
5.09%, 05/25/48 (Call 11/25/47)	405	378,132
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,269	2,136,524
4.20%, 07/15/46 (Call 01/15/46)	1,801	1,455,453
5.00%, 05/01/42(a)	1,652	1,529,364
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	847	686,759
1.63%, 05/01/30 (Call 02/01/30)	1,409	1,175,664

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
1.95%, 10/21/31 (Call 07/21/31)	$1,105	$920,151
2.25%, 03/19/25 (Call 02/19/25)	1,771	1,699,980
2.38%, 10/06/26 (Call 07/06/26)	1,051	991,498
2.63%, 03/19/27 (Call 01/19/27)	700	658,971
2.63%, 07/29/29 (Call 04/29/29)(a)	1,504	1,364,614
2.63%, 10/21/41 (Call 04/21/41)	1,310	983,399
2.75%, 04/30/25 (Call 01/30/25)	1,291	1,247,460
2.75%, 03/19/30 (Call 12/19/29)	1,589	1,437,346
2.75%, 10/21/51 (Call 04/21/51)	1,495	1,063,215
2.85%, 02/24/26 (Call 11/24/25)	923	887,264
2.88%, 10/15/49 (Call 04/15/49)	1,610	1,187,234
3.00%, 10/15/27 (Call 07/15/27)	2,037	1,938,145
3.38%, 07/29/49 (Call 01/29/49)	506	408,648
3.45%, 10/06/46 (Call 04/06/46)	1,302	1,065,948
3.50%, 07/17/25 (Call 04/17/25)	1,100	1,075,980
3.50%, 03/19/40 (Call 09/19/39)	195	163,162
3.60%, 02/18/28 (Call 01/18/28)	1,135	1,105,881
3.60%, 08/13/42	60	50,495
3.63%, 03/19/50 (Call 09/19/49)	1,207	1,009,300
3.88%, 03/19/60 (Call 09/19/59)	565	479,283
3.90%, 07/18/32 (Call 04/18/32)	1,348	1,304,133
4.00%, 03/05/42	795	709,216
4.20%, 07/18/52 (Call 01/18/52)	865	797,890
4.25%, 10/22/44 (Call 04/22/44)(a)	145	131,748
4.45%, 05/15/28 (Call 04/15/28)(a)	840	848,346
4.45%, 02/15/33 (Call 11/15/32)(a)	830	838,462
4.45%, 04/14/46 (Call 10/14/45)	250	239,312
4.55%, 02/13/26 (Call 01/13/26)	790	794,232
4.60%, 07/17/45 (Call 01/17/45)	847	793,441
4.65%, 02/15/53 (Call 08/15/52)	740	736,133
4.88%, 11/01/40	880	888,879
7.00%, 03/01/29	545	621,023
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	890	762,295
1.63%, 04/01/31 (Call 01/01/30)(b)	1,215	960,765
2.75%, 10/01/50 (Call 04/01/50)(b)	465	301,916
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	835	808,468
5.50%, 01/15/42(b)	1,020	1,016,717
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	737	702,361
		165,381,137
Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,446	1,245,647
1.90%, 02/21/25 (Call 01/21/25)	540	510,727
2.00%, 01/15/32 (Call 10/15/31)(a)	1,205	955,049
2.20%, 02/21/27 (Call 12/21/26)	1,943	1,780,744
2.30%, 02/25/31 (Call 11/25/30)(a)	1,239	1,031,789
2.45%, 02/21/30 (Call 11/21/29)	1,383	1,189,163
2.60%, 08/19/26 (Call 05/19/26)	1,462	1,364,323
2.77%, 09/01/53 (Call 03/01/53)	1,001	610,673
2.80%, 08/15/41 (Call 02/15/41)	1,410	990,228
3.00%, 02/22/29 (Call 12/22/28)(a)	735	668,528
3.00%, 01/15/52 (Call 07/15/51)	1,285	839,592
3.13%, 05/01/25 (Call 02/01/25)	1,318	1,270,944
3.15%, 02/21/40 (Call 08/21/39)	2,495	1,878,904
3.20%, 11/02/27 (Call 08/02/27)	1,105	1,039,381
3.35%, 02/22/32 (Call 11/22/31)	1,060	937,156
3.38%, 02/21/50 (Call 08/21/49)(a)	2,264	1,614,572
4.05%, 08/18/29 (Call 06/18/29)	1,305	1,243,342
Security	Par (000)	Value
Biotechnology (continued)
4.20%, 03/01/33 (Call 12/01/32)	$760	$712,673
4.20%, 02/22/52 (Call 08/22/51)	1,353	1,102,706
4.40%, 05/01/45 (Call 11/01/44)	2,562	2,169,369
4.40%, 02/22/62 (Call 08/22/61)(a)	1,480	1,192,398
4.56%, 06/15/48 (Call 12/15/47)	1,630	1,421,713
4.66%, 06/15/51 (Call 12/15/50)	4,104	3,614,100
4.88%, 03/01/53 (Call 09/01/52)(a)	835	754,908
4.95%, 10/01/41	1,186	1,091,436
5.15%, 03/02/28 (Call 02/02/28)	4,350	4,385,979
5.15%, 11/15/41 (Call 05/15/41)	1,060	1,002,208
5.25%, 03/02/25	3,710	3,720,321
5.25%, 03/02/30 (Call 01/02/30)	3,225	3,250,032
5.25%, 03/02/33 (Call 12/02/32)	4,785	4,801,903
5.51%, 03/02/26 (Call 03/02/24)	240	240,005
5.60%, 03/02/43 (Call 09/02/42)	3,260	3,228,906
5.65%, 06/15/42 (Call 12/15/41)	270	269,734
5.65%, 03/02/53 (Call 09/02/52)	4,640	4,641,739
5.75%, 03/15/40	465	465,421
5.75%, 03/02/63 (Call 09/02/62)	3,240	3,220,204
6.38%, 06/01/37	1,104	1,200,436
6.40%, 02/01/39	555	587,281
6.90%, 06/01/38	75	81,902
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)(a)	1,375	1,342,804
5.25%, 06/23/45 (Call 12/23/44)(a)	526	500,726
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	2,081	1,742,494
3.15%, 05/01/50 (Call 11/01/49)	2,146	1,446,053
3.25%, 02/15/51 (Call 08/15/50)	796	544,602
4.05%, 09/15/25 (Call 06/15/25)	2,098	2,047,285
5.20%, 09/15/45 (Call 03/15/45)(a)	906	888,318
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)(a)	453	422,737
3.70%, 03/15/32 (Call 12/15/31)(a)	1,145	1,005,488
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	477	459,910
4.05%, 04/27/29 (Call 02/27/29)(a)(b)	665	637,485
4.25%, 04/27/32 (Call 01/27/32)(b)	965	920,439
4.63%, 04/27/42 (Call 10/27/41)(b)	245	225,892
4.75%, 04/27/52 (Call 10/27/51)(b)	1,600	1,462,472
4.95%, 04/27/62 (Call 10/27/61)(b)	455	416,844
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	857	743,950
1.65%, 10/01/30 (Call 07/01/30)(a)	1,418	1,157,723
2.60%, 10/01/40 (Call 04/01/40)	1,646	1,176,301
2.80%, 10/01/50 (Call 04/01/50)(a)	1,987	1,324,855
2.95%, 03/01/27 (Call 12/01/26)	1,495	1,411,204
3.50%, 02/01/25 (Call 11/01/24)	1,058	1,030,511
3.65%, 03/01/26 (Call 12/01/25)	3,253	3,157,607
4.00%, 09/01/36 (Call 03/01/36)	1,726	1,569,277
4.15%, 03/01/47 (Call 09/01/46)	2,121	1,812,724
4.50%, 02/01/45 (Call 08/01/44)(a)	2,003	1,812,414
4.60%, 09/01/35 (Call 03/01/35)	839	809,628
4.75%, 03/01/46 (Call 09/01/45)	2,103	1,967,105
4.80%, 04/01/44 (Call 10/01/43)	1,809	1,699,460
5.65%, 12/01/41 (Call 06/01/41)	1,063	1,108,911
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	894	745,982
5.75%, 12/13/27 (Call 11/13/27)	455	463,374
5.80%, 12/12/25 (Call 11/12/25)	1,030	1,042,042

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	$1,499	$1,207,986
2.80%, 09/15/50 (Call 03/15/50)	692	441,162
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	971	877,610
1.75%, 09/02/27 (Call 07/02/27)	1,314	1,133,379
2.15%, 09/02/31 (Call 06/02/31)	550	432,624
2.20%, 09/02/30 (Call 06/02/30)(a)	1,148	926,075
3.30%, 09/02/40 (Call 03/02/40)	1,617	1,136,827
3.35%, 09/02/51 (Call 03/02/51)	740	469,853
3.55%, 09/02/50 (Call 03/02/50)	1,231	816,176
		106,864,445
Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	799	757,024
2.49%, 02/15/27 (Call 12/15/26)	264	242,061
2.70%, 02/15/31 (Call 11/15/30)(a)	790	668,006
2.72%, 02/15/30 (Call 11/15/29)	2,649	2,282,079
3.38%, 04/05/40 (Call 10/05/39)	1,978	1,491,027
3.58%, 04/05/50 (Call 10/05/49)(a)	2,446	1,757,788
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	548	516,495
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	1,397	1,328,987
4.50%, 04/04/48 (Call 10/04/47)(b)	800	667,178
CRH America Inc.
3.88%, 05/18/25 (Call 02/18/25)(b)	1,715	1,663,877
5.13%, 05/18/45 (Call 11/18/44)(b)	885	797,615
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	850	691,906
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	1,151	1,004,202
4.00%, 06/15/25 (Call 03/15/25)	1,100	1,067,792
4.00%, 03/25/32 (Call 12/25/31)	680	607,463
4.50%, 03/25/52 (Call 09/25/51)	650	485,148
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	200	170,239
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	270	262,224
6.88%, 09/29/39(b)	320	324,328
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	925	872,963
4.75%, 09/22/46 (Call 03/22/46)(a)(b)	435	365,875
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	487	477,596
3.90%, 02/14/26 (Call 11/14/25)(a)	730	708,414
4.50%, 02/15/47 (Call 08/15/46)	1,038	887,619
4.63%, 07/02/44 (Call 01/02/44)(a)	559	494,168
4.95%, 07/02/64 (Call 01/02/64)(a)(c)	441	382,829
5.13%, 09/14/45 (Call 03/14/45)	74	69,654
6.00%, 01/15/36	519	543,393
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	631	512,572
2.00%, 09/16/31 (Call 06/16/31)(a)	760	613,811
4.90%, 12/01/32 (Call 09/01/32)(a)	60	59,988
Lafarge SA, 7.13%, 07/15/36(a)	448	486,598
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	894	821,683
1.70%, 08/01/27 (Call 06/01/27)	620	544,860
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,206	985,625
3.20%, 07/15/51 (Call 01/15/51)	1,325	909,581
Security	Par (000)	Value
Building Materials (continued)
3.45%, 06/01/27 (Call 03/01/27)	$255	$241,025
3.50%, 12/15/27 (Call 09/15/27)	456	432,322
4.25%, 07/02/24 (Call 04/02/24)	255	251,371
4.25%, 12/15/47 (Call 06/15/47)	420	347,869
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	753	635,296
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(a)	904	773,024
2.00%, 10/01/30 (Call 07/01/30)	813	644,579
2.00%, 02/15/31 (Call 11/15/30)(a)	665	526,121
3.13%, 02/15/51 (Call 08/15/50)(a)	357	222,952
3.50%, 11/15/27 (Call 08/15/27)(a)	747	705,330
4.50%, 05/15/47 (Call 11/15/46)(a)	564	450,149
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	865	822,320
3.88%, 06/01/30 (Call 03/01/30)(a)	615	566,528
3.95%, 08/15/29 (Call 05/15/29)	508	475,300
4.20%, 12/01/24 (Call 09/01/24)	534	524,986
4.30%, 07/15/47 (Call 01/15/47)(a)	621	507,339
4.40%, 01/30/48 (Call 07/30/47)	696	569,605
7.00%, 12/01/36	289	320,989
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	220,182
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)(a)	640	651,601
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	754	720,349
4.30%, 02/21/48 (Call 08/21/47)	210	174,362
5.75%, 06/15/43	409	418,199
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	681	651,463
3.55%, 11/01/24 (Call 08/01/24)	460	447,145
3.80%, 03/21/29 (Call 12/21/28)	814	765,528
4.50%, 03/21/49 (Call 09/21/48)	319	273,575
4.65%, 11/01/44 (Call 05/01/44)	901	792,552
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	550	450,724
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	280	296,800
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,315	1,187,406
3.90%, 04/01/27 (Call 01/01/27)	1,073	1,042,091
4.50%, 04/01/25 (Call 01/01/25)	762	750,673
4.50%, 06/15/47 (Call 12/15/46)	381	326,258
4.70%, 03/01/48 (Call 09/01/47)(a)	677	598,116
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	365	358,692
		45,665,489
Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(a)(b)	993	853,925
2.50%, 09/27/26 (Call 06/27/26)(b)	1,557	1,456,545
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	822	641,206
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	727	675,343
1.85%, 05/15/27 (Call 03/15/27)	1,318	1,199,115
2.05%, 05/15/30 (Call 02/15/30)(a)	1,196	1,023,726
2.70%, 05/15/40 (Call 11/15/39)	1,206	897,185
2.80%, 05/15/50 (Call 11/15/49)(a)	1,187	835,636
3.35%, 07/31/24 (Call 04/30/24)	491	481,651
4.80%, 03/03/33 (Call 12/03/32)(a)	925	941,835
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	375	367,668

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
5.05%, 06/01/32 (Call 03/01/32)(a)	$1,110	$1,072,979
5.45%, 12/01/44 (Call 06/01/44)	130	121,005
5.65%, 06/01/52 (Call 12/01/51)	515	474,735
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	332	267,010
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(b)	20	18,753
5.14%, 04/14/32 (Call 01/14/32)(b)	695	633,093
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	40	36,461
4.50%, 01/31/30(a)(b)	1,025	865,404
5.88%, 01/31/50(a)(b)	1,000	780,920
7.25%, 02/13/33 (Call 11/13/32)(b)	1,205	1,162,113
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	598	552,268
4.00%, 07/01/29 (Call 04/01/29)(a)	524	486,727
5.00%, 06/30/32 (Call 03/30/32)(a)	710	678,029
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	855	744,810
5.90%, 07/05/24	400	399,536
6.05%, 03/15/25	1,595	1,601,450
6.17%, 07/15/27 (Call 06/15/27)	2,401	2,417,408
6.33%, 07/15/29 (Call 05/15/29)	1,160	1,166,850
6.38%, 07/15/32 (Call 04/15/32)(a)	1,171	1,183,486
CF Industries Inc.
4.50%, 12/01/26(b)	973	946,453
4.95%, 06/01/43	950	793,122
5.15%, 03/15/34(a)	1,225	1,161,821
5.38%, 03/15/44	1,060	929,417
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	869	835,970
3.70%, 06/01/28 (Call 03/01/28)(b)	300	287,350
5.13%, 04/01/25 (Call 03/01/25)(b)	1,037	1,037,109
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	964	801,479
3.60%, 11/15/50 (Call 05/15/50)	1,455	1,059,357
4.25%, 10/01/34 (Call 04/01/34)	927	845,653
4.38%, 11/15/42 (Call 05/15/42)	1,294	1,085,138
4.63%, 10/01/44 (Call 04/01/44)	535	459,012
4.80%, 11/30/28 (Call 08/30/28)(a)	584	580,190
4.80%, 05/15/49 (Call 11/15/48)	715	612,336
5.25%, 11/15/41 (Call 05/15/41)	938	891,854
5.55%, 11/30/48 (Call 05/30/48)	1,336	1,281,477
6.30%, 03/15/33 (Call 12/15/32)(a)	515	553,777
6.90%, 05/15/53 (Call 11/15/52)(a)	1,270	1,415,314
7.38%, 11/01/29	1,096	1,220,929
9.40%, 05/15/39	608	804,153
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	2,713	2,682,527
4.73%, 11/15/28 (Call 08/15/28)	2,916	2,897,895
5.32%, 11/15/38 (Call 05/15/38)	1,971	1,939,849
5.42%, 11/15/48 (Call 05/15/48)	2,621	2,567,305
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	1,151	1,114,853
4.50%, 12/01/28 (Call 09/01/28)(a)	755	731,341
4.65%, 10/15/44 (Call 04/15/44)(a)	970	807,292
4.80%, 09/01/42 (Call 03/01/42)(a)	819	712,139
5.75%, 03/08/33 (Call 12/08/32)	615	615,467
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	1,265	997,922
Security	Par (000)	Value
Chemicals (continued)
1.65%, 02/01/27 (Call 01/01/27)	$525	$475,829
2.13%, 02/01/32 (Call 11/01/31)(a)	610	505,005
2.13%, 08/15/50 (Call 02/15/50)(a)	682	400,526
2.70%, 11/01/26 (Call 08/01/26)	894	845,676
2.70%, 12/15/51 (Call 06/15/51)(a)	1,220	787,857
2.75%, 08/18/55 (Call 02/18/55)	668	416,181
3.25%, 12/01/27 (Call 09/01/27)	519	494,747
3.95%, 12/01/47 (Call 06/01/47)(a)	430	360,910
4.80%, 03/24/30 (Call 12/24/29)	916	924,421
5.25%, 01/15/28 (Call 12/15/27)(a)	1,224	1,258,339
5.50%, 12/08/41(a)	600	613,747
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	1,205	1,127,524
2.30%, 07/15/30 (Call 04/15/30)(a)	778	657,739
EIDP Inc.
4.50%, 05/15/26	60	59,453
4.80%, 05/15/33 (Call 02/15/33)	20	19,774
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	118,184
4.25%, 11/03/26(b)	1,472	1,423,047
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	775	723,083
3.45%, 10/01/29 (Call 07/01/29)	831	736,513
4.50%, 10/01/49 (Call 04/01/49)	910	707,467
5.15%, 05/18/26	580	574,200
5.65%, 05/18/33	580	569,002
6.38%, 05/18/53 (Call 11/18/52)	580	576,113
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	272	226,021
4.30%, 03/18/51 (Call 09/18/50)(b)	45	32,904
4.40%, 03/30/32 (Call 09/30/31)(b)	1,090	995,944
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	950	759,138
4.50%, 05/01/29 (Call 02/01/29)	1,305	1,189,358
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	89,186
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	60	50,719
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	275	218,326
3.27%, 11/15/40 (Call 05/15/40)(b)	697	481,087
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,410	926,642
4.38%, 06/01/47 (Call 12/01/46)	495	374,053
4.45%, 09/26/28 (Call 06/26/28)(a)	570	539,034
5.00%, 09/26/48 (Call 03/26/48)	716	594,973
LG Chem Ltd.
1.38%, 07/07/26(b)	800	713,275
2.38%, 07/07/31(b)	575	474,390
3.25%, 10/15/24(b)	200	194,779
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	1,313	1,039,547
2.00%, 08/10/50 (Call 02/10/50)	288	161,964
2.65%, 02/05/25 (Call 11/05/24)	680	653,977
3.20%, 01/30/26 (Call 10/30/25)	976	948,555
3.55%, 11/07/42 (Call 05/07/42)	910	737,099
4.70%, 12/05/25 (Call 11/05/25)	950	950,183
Lubrizol Corp. (The), 6.50%, 10/01/34	630	743,470
LYB Finance Co. BV, 8.10%, 03/15/27(b)	455	496,476
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	977	843,374
5.25%, 07/15/43	823	736,929

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	$460	$438,961
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	580	527,640
2.25%, 10/01/30 (Call 07/01/30)(a)	495	403,945
3.38%, 10/01/40 (Call 04/01/40)	1,172	842,608
3.63%, 04/01/51 (Call 10/01/50)	1,357	927,569
3.80%, 10/01/60 (Call 04/01/60)	604	397,149
4.20%, 10/15/49 (Call 04/15/49)	1,258	939,117
4.20%, 05/01/50 (Call 11/01/49)	1,341	1,006,251
5.63%, 05/15/33	615	614,545
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	820	647,810
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,084,050
5.88%, 05/18/30(b)	750	763,617
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	209	200,032
4.88%, 11/15/41 (Call 05/15/41)	125	105,755
5.45%, 11/15/33 (Call 05/15/33)(a)	282	274,307
5.63%, 11/15/43 (Call 05/15/43)(a)	525	481,224
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	815	669,931
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	690	603,820
3.00%, 04/01/25 (Call 01/01/25)	514	490,670
3.95%, 05/13/50 (Call 11/13/49)	670	506,841
4.00%, 12/15/26 (Call 09/15/26)	621	600,066
4.13%, 03/15/35 (Call 09/15/34)	739	654,688
4.20%, 04/01/29 (Call 01/01/29)	920	876,950
4.90%, 03/27/28 (Call 02/27/28)	370	366,774
4.90%, 06/01/43 (Call 12/01/42)	462	410,045
5.00%, 04/01/49 (Call 10/01/48)	720	639,050
5.25%, 01/15/45 (Call 07/15/44)	738	677,256
5.63%, 12/01/40(a)	681	659,039
5.80%, 03/27/53 (Call 09/27/52)	750	738,291
5.88%, 12/01/36	687	706,544
5.90%, 11/07/24	175	176,060
5.95%, 11/07/25	745	759,492
6.13%, 01/15/41 (Call 07/15/40)	365	370,372
OCI NV
4.63%, 10/15/25 (Call 10/15/23)(a)(b)	205	194,812
6.70%, 03/16/33 (Call 12/16/32)(b)	675	661,072
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	860	775,290
2.88%, 05/11/31 (Call 02/11/31)(b)	610	482,214
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	275	259,878
5.50%, 01/15/48 (Call 07/15/47)(b)	452	361,035
5.88%, 09/17/44(b)	805	693,098
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,072	966,370
2.40%, 08/15/24 (Call 07/15/24)	192	184,870
2.55%, 06/15/30 (Call 03/15/30)(a)	630	540,239
2.80%, 08/15/29 (Call 05/15/29)(a)	567	502,277
3.75%, 03/15/28 (Call 12/15/27)	1,163	1,113,585
Rohm & Haas Co., 7.85%, 07/15/29(a)	841	950,628
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	560	447,843
3.75%, 03/15/27 (Call 12/15/26)(a)	900	853,627
4.25%, 01/15/48 (Call 07/15/47)	425	322,931
4.55%, 03/01/29 (Call 12/01/28)	625	590,478
Security	Par (000)	Value
Chemicals (continued)
5.25%, 06/01/45 (Call 12/01/44)	$412	$365,485
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	905	890,249
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	865	694,919
2.30%, 05/15/30 (Call 02/15/30)	626	527,029
2.90%, 03/15/52 (Call 09/15/51)	900	562,583
2.95%, 08/15/29 (Call 05/15/29)	583	517,188
3.13%, 06/01/24 (Call 04/01/24)	568	554,025
3.30%, 05/15/50 (Call 11/15/49)	495	340,422
3.45%, 08/01/25 (Call 05/01/25)	539	519,636
3.45%, 06/01/27 (Call 03/01/27)	1,960	1,862,447
3.80%, 08/15/49 (Call 02/15/49)	690	519,529
3.95%, 01/15/26 (Call 10/15/25)(a)	550	535,437
4.00%, 12/15/42 (Call 06/15/42)(a)	190	152,245
4.25%, 08/08/25	412	405,657
4.50%, 06/01/47 (Call 12/01/46)	1,565	1,336,938
4.55%, 08/01/45 (Call 02/01/45)	537	456,322
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	725	485,305
4.25%, 05/07/29 (Call 02/07/29)(b)	565	536,887
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	340	265,334
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	1,384	1,346,751
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	563	552,059
Westlake Corp.
0.88%, 08/15/24 (Call 06/12/23)	429	404,168
2.88%, 08/15/41 (Call 02/15/41)(a)	700	463,723
3.13%, 08/15/51 (Call 02/15/51)	855	528,146
3.38%, 06/15/30 (Call 03/15/30)	650	568,861
3.38%, 08/15/61 (Call 02/15/61)	490	294,920
3.60%, 08/15/26 (Call 05/15/26)	900	856,778
4.38%, 11/15/47 (Call 05/15/47)	589	457,612
5.00%, 08/15/46 (Call 02/15/46)	755	646,026
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	1,095	913,973
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	985	928,800
4.75%, 06/01/28 (Call 03/01/28)(b)	1,611	1,520,311
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	835	909,105
		137,631,699
Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(a)	25	22,905
5.20%, 03/01/42 (Call 09/01/41)(a)	119	106,644
5.40%, 02/01/43 (Call 08/01/42)	359	326,617
6.00%, 08/15/40 (Call 02/15/40)	427	413,105
6.13%, 10/01/35	495	502,229
6.25%, 07/15/41 (Call 01/15/41)	647	649,012
		2,020,512
Commercial Services — 1.4%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	27	21,766
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(a)(b)	400	385,450
4.20%, 08/04/27 (Call 02/04/27)(b)	1,146	986,178
4.38%, 07/03/29(b)	810	652,452
5.00%, 08/02/41 (Call 02/01/41)(b)	150	99,780
American University (The), Series 2019, 3.67%, 04/01/49	660	526,251
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	1,035	907,570
2.45%, 08/12/31 (Call 05/12/31)(b)	958	749,168

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
4.00%, 05/01/28 (Call 05/01/24)(b)	$652	$602,972
4.25%, 11/01/29 (Call 11/01/24)(b)	1,090	986,905
4.38%, 08/15/27 (Call 08/15/23)(b)	630	593,537
5.50%, 08/11/32 (Call 05/11/32)(b)	350	336,364
5.55%, 05/30/33 (Call 02/28/33)(b)	1,015	983,232
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,489	1,214,583
1.70%, 05/15/28 (Call 03/15/28)	1,205	1,067,304
3.38%, 09/15/25 (Call 06/15/25)	1,102	1,072,601
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	880	742,437
3.88%, 08/15/30 (Call 05/15/30)	801	688,495
5.25%, 10/01/25 (Call 07/01/25)(a)	460	449,706
Brown University in Providence in the State of Rhode
Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	195	139,804
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	462	291,968
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	543	369,945
4.32%, 08/01/45	485	447,598
4.70%, 11/01/2111	250	218,337
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	30	29,595
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	445	433,155
3.70%, 04/01/27 (Call 01/01/27)(a)	1,321	1,284,739
4.00%, 05/01/32 (Call 02/01/32)	720	686,655
6.15%, 08/15/36(a)	225	238,725
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	200	139,497
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,230	1,007,972
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	590	552,877
4.85%, 09/26/28(b)	1,160	1,157,402
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	545	454,648
5.63%, 09/25/48(b)	2,168	2,004,502
6.85%, 07/02/37(a)(b)	1,530	1,658,138
Duke University
3.20%, 10/01/38(a)	285	232,836
3.30%, 10/01/46(a)	720	563,627
Series 2020, 2.68%, 10/01/44	735	544,299
Series 2020, 2.76%, 10/01/50(a)	113	78,370
Series 2020, 2.83%, 10/01/55	653	442,006
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	672	639,153
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	215	181,210
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	720	513,319
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,215	968,580
2.60%, 12/01/24 (Call 11/01/24)	967	923,858
2.60%, 12/15/25 (Call 11/15/25)	481	450,402
3.10%, 05/15/30 (Call 02/15/30)	904	780,245
3.25%, 06/01/26 (Call 03/01/26)	602	569,824
5.10%, 12/15/27 (Call 11/15/27)	695	693,694
5.10%, 06/01/28	655	646,755
7.00%, 07/01/37(a)	510	549,155
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	758	712,947
Security	Par (000)	Value
Commercial Services (continued)
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	$1,249	$1,197,457
3.85%, 11/15/24 (Call 08/15/24)(b)	953	931,974
4.20%, 11/01/46 (Call 05/01/46)(b)	531	441,832
4.50%, 02/15/45 (Call 08/15/44)(b)	404	348,376
4.60%, 05/01/28 (Call 04/01/28)(b)	720	705,877
4.90%, 05/01/33 (Call 02/01/33)(b)	735	721,900
5.40%, 05/01/53 (Call 11/01/52)(b)	720	706,990
5.63%, 03/15/42(a)(b)	785	783,438
6.70%, 06/01/34(a)(b)	678	754,607
7.00%, 10/15/37(a)(b)	1,106	1,280,341
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	850	730,986
4.25%, 02/01/29 (Call 11/01/28)(b)	1,066	1,020,623
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	892	747,084
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	130	83,876
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	324	193,885
George Washington University (The)
4.87%, 09/15/45(a)	640	605,264
Series 2014, 4.30%, 09/15/44	410	369,078
Series 2016, 3.55%, 09/15/46	413	321,325
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	864	745,274
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)	20	19,934
Series 20A, 2.94%, 04/01/50	325	219,920
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)(a)	130	119,147
Series B, 4.32%, 04/01/49 (Call 10/01/48)	666	584,211
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,367	1,218,287
1.50%, 11/15/24 (Call 10/15/24)	170	160,128
2.15%, 01/15/27 (Call 12/15/26)	906	808,885
2.65%, 02/15/25 (Call 01/15/25)	743	707,596
2.90%, 05/15/30 (Call 02/15/30)	1,428	1,204,355
2.90%, 11/15/31 (Call 08/15/31)	1,379	1,125,788
3.20%, 08/15/29 (Call 05/15/29)	1,644	1,435,758
4.15%, 08/15/49 (Call 02/15/49)	693	508,500
4.45%, 06/01/28 (Call 03/01/28)	645	612,375
4.80%, 04/01/26 (Call 01/01/26)(a)	1,150	1,125,674
4.95%, 08/15/27 (Call 07/15/27)	525	516,578
5.30%, 08/15/29 (Call 06/15/29)	665	653,866
5.40%, 08/15/32 (Call 05/15/32)(a)	375	365,224
5.95%, 08/15/52 (Call 02/15/52)	1,110	1,034,804
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,145	992,584
2.65%, 07/15/31 (Call 04/15/31)(a)	925	717,423
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	200	169,303
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	305	282,764
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	265	266,067
Series 2013, 4.08%, 07/01/53	530	462,501
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	515	342,903
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	145	128,839
2.41%, 06/01/50 (Call 12/01/49)	980	639,182
3.46%, 05/01/47	1,080	876,712
3.65%, 05/01/48 (Call 11/01/47)	555	468,720
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	250	185,503
3.89%, 07/01/2116	590	450,670

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
3.96%, 07/01/38	$360	$334,551
4.68%, 07/01/2114	341	315,285
5.60%, 07/01/2111	830	914,082
Series F, 2.99%, 07/01/50 (Call 01/01/50)	761	560,587
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	715	449,672
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	290	224,837
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	430	348,385
2.55%, 08/18/60 (Call 02/18/60)	155	85,584
2.75%, 08/19/41 (Call 02/19/41)	610	427,935
3.10%, 11/29/61 (Call 05/29/61)(a)	720	459,213
3.25%, 01/15/28 (Call 10/15/27)(a)	685	644,736
3.25%, 05/20/50 (Call 11/20/49)(a)	296	209,115
3.75%, 03/24/25 (Call 02/24/25)	603	586,273
3.75%, 02/25/52 (Call 08/25/51)(a)	805	626,366
4.25%, 02/01/29 (Call 11/01/28)	881	858,931
4.25%, 08/08/32 (Call 05/08/32)(a)	935	896,324
4.88%, 12/17/48 (Call 06/17/48)(a)	489	449,496
5.25%, 07/15/44	634	616,943
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	37,877
Northwestern University
3.69%, 12/01/38(a)	565	507,205
3.87%, 12/01/48	505	434,834
4.64%, 12/01/44	530	515,003
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	470	372,665
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	600	406,079
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,285	1,208,811
2.30%, 06/01/30 (Call 03/01/30)	1,543	1,310,078
2.40%, 10/01/24 (Call 09/01/24)(a)	1,159	1,118,788
2.65%, 10/01/26 (Call 08/01/26)(a)	1,914	1,797,320
2.85%, 10/01/29 (Call 07/01/29)	2,113	1,881,574
3.25%, 06/01/50 (Call 12/01/49)(a)	976	685,526
3.90%, 06/01/27 (Call 05/01/27)(a)	590	577,366
4.40%, 06/01/32 (Call 03/01/32)(a)	1,020	982,679
5.05%, 06/01/52 (Call 12/01/51)(a)	1,010	951,096
5.25%, 06/01/62 (Call 12/01/61)(a)	730	688,484
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	290	251,346
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	185,561
3.15%, 07/15/46 (Call 01/15/46)	996	776,582
3.30%, 07/15/56 (Call 01/15/56)	345	261,885
3.62%, 10/01/37	513	449,048
3.75%, 11/15/52 (Call 05/15/52)(a)	315	268,314
4.88%, 10/15/40(a)	737	753,006
6.50%, 01/15/39(b)	561	657,730
Quanta Services Inc.
0.95%, 10/01/24 (Call 07/03/23)	1	936
2.35%, 01/15/32 (Call 10/15/31)	1,183	939,748
2.90%, 10/01/30 (Call 07/01/30)	1,153	978,112
3.05%, 10/01/41 (Call 04/01/41)	650	444,833
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,151	1,020,797
4.00%, 03/18/29 (Call 12/18/28)	835	801,727
4.75%, 05/20/32 (Call 02/20/32)	645	633,707
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	850	550,623
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	958	760,442
Security	Par (000)	Value
Commercial Services (continued)
2.30%, 08/15/60 (Call 02/15/60)	$666	$372,651
2.45%, 03/01/27 (Call 02/01/27)	665	617,227
2.50%, 12/01/29 (Call 09/01/29)(a)	812	712,548
2.70%, 03/01/29 (Call 01/01/29)(a)	1,062	960,992
2.90%, 03/01/32 (Call 12/01/31)	1,095	952,312
2.95%, 01/22/27 (Call 10/22/26)(a)	665	630,822
3.25%, 12/01/49 (Call 06/01/49)	714	525,583
3.70%, 03/01/52 (Call 09/01/51)	1,455	1,172,758
3.90%, 03/01/62 (Call 09/01/61)	610	491,477
4.25%, 05/01/29 (Call 02/01/29)	1,364	1,335,409
4.50%, 05/15/48 (Call 11/15/47)(a)	245	217,378
4.75%, 08/01/28 (Call 05/01/28)(a)	1,320	1,329,134
6.55%, 11/15/37(a)	50	55,420
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	1,139	1,031,769
2.72%, 04/16/31 (Call 01/16/31)(a)(b)	803	671,735
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)(a)	160	116,532
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	1,234	1,012,015
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	511	479,365
4.13%, 02/02/26 (Call 11/02/25)(b)	930	902,566
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	410	383,963
2.05%, 04/15/26 (Call 03/15/26)(b)	945	831,609
3.15%, 06/15/31 (Call 03/15/31)(b)	1,090	844,564
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	745	569,028
Trustees of Boston College
3.13%, 07/01/52(a)	421	307,395
3.99%, 07/01/47	280	238,075
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	640	560,447
Trustees of Dartmouth College, 3.47%, 06/01/46	1,145	906,239
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	50	46,835
5.70%, 03/01/39(a)	1,044	1,150,792
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	230	155,503
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	297	205,199
4.67%, 09/01/2112	240	214,328
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	125	80,868
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	130	108,697
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	475	475,139
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	221	160,289
4.00%, 10/01/53 (Call 04/01/53)(a)	415	363,703
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)(a)	599	464,965
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	330	221,716
University of Miami, 4.06%, 04/01/52(a)	195	163,807
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	848	681,066
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(a)	893	725,574
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	760	520,843
3.03%, 10/01/39	941	771,092
5.25%, 10/01/2111(a)	225	225,574
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	660	568,032
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(a)	530	374,105

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(a)	$25	$15,491
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	729	523,081
4.00%, 06/15/25 (Call 03/15/25)	1,217	1,186,682
4.13%, 03/15/29 (Call 12/15/28)(a)	1,223	1,173,625
5.50%, 06/15/45 (Call 12/15/44)(a)	219	209,244
5.75%, 04/01/33 (Call 01/01/33)	585	607,240
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	405	322,742
4.35%, 04/15/2122 (Call 10/15/2121)(a)	255	209,132
Wesleyan University, 4.78%, 07/01/2116(a)	350	295,877
William Marsh Rice University
3.57%, 05/15/45(a)	185	154,961
3.77%, 05/15/55(a)	490	417,438
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	205	131,023
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	405	376,948
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	435	359,003
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	387	250,675
		129,125,375
Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,520	1,267,191
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,440	1,324,605
0.70%, 02/08/26 (Call 01/08/26)	2,880	2,618,961
1.13%, 05/11/25 (Call 04/11/25)	2,561	2,399,669
1.20%, 02/08/28 (Call 12/08/27)(a)	2,660	2,332,837
1.25%, 08/20/30 (Call 05/20/30)	1,582	1,297,237
1.40%, 08/05/28 (Call 06/05/28)	2,865	2,504,491
1.65%, 05/11/30 (Call 02/11/30)	2,480	2,111,317
1.65%, 02/08/31 (Call 11/08/30)	2,800	2,335,229
1.70%, 08/05/31 (Call 05/05/31)(a)	1,265	1,051,916
1.80%, 09/11/24 (Call 08/11/24)	747	720,937
2.05%, 09/11/26 (Call 07/11/26)	2,319	2,164,023
2.20%, 09/11/29 (Call 06/11/29)	2,566	2,288,880
2.38%, 02/08/41 (Call 08/08/40)	1,958	1,437,404
2.40%, 08/20/50 (Call 02/20/50)	1,236	813,299
2.45%, 08/04/26 (Call 05/04/26)	2,705	2,561,231
2.50%, 02/09/25	1,604	1,550,687
2.55%, 08/20/60 (Call 02/20/60)(a)	1,571	1,015,973
2.65%, 05/11/50 (Call 11/11/49)	3,053	2,100,279
2.65%, 02/08/51 (Call 08/08/50)	3,241	2,216,005
2.70%, 08/05/51 (Call 02/05/51)	2,185	1,509,366
2.75%, 01/13/25 (Call 11/13/24)	1,581	1,536,832
2.80%, 02/08/61 (Call 08/08/60)	2,179	1,439,089
2.85%, 08/05/61 (Call 02/05/61)	1,595	1,067,163
2.90%, 09/12/27 (Call 06/12/27)	2,443	2,323,935
2.95%, 09/11/49 (Call 03/11/49)	1,557	1,145,267
3.00%, 06/20/27 (Call 03/20/27)	1,815	1,742,294
3.00%, 11/13/27 (Call 08/13/27)(a)	1,680	1,603,531
3.20%, 05/13/25	2,292	2,236,229
3.20%, 05/11/27 (Call 02/11/27)	2,426	2,342,890
3.25%, 02/23/26 (Call 11/23/25)	3,261	3,170,953
3.25%, 08/08/29 (Call 06/08/29)	1,235	1,172,822
3.35%, 02/09/27 (Call 11/09/26)	2,741	2,669,080
3.35%, 08/08/32 (Call 05/08/32)(a)	1,310	1,231,630
3.45%, 02/09/45	2,213	1,859,585
3.75%, 09/12/47 (Call 03/12/47)(a)	1,165	995,834
3.75%, 11/13/47 (Call 05/13/47)	1,617	1,386,530
Security	Par (000)	Value
Computers (continued)
3.85%, 05/04/43	$3,249	$2,887,615
3.85%, 08/04/46 (Call 02/04/46)	2,306	2,019,301
3.95%, 08/08/52 (Call 02/08/52)	2,025	1,765,965
4.00%, 05/10/28(a)	925	921,078
4.10%, 08/08/62 (Call 02/08/62)	1,750	1,518,045
4.15%, 05/10/30 (Call 03/10/30)(a)	920	919,391
4.25%, 02/09/47 (Call 08/09/46)	1,029	972,331
4.30%, 05/10/33(a)	920	922,091
4.38%, 05/13/45	2,331	2,203,569
4.45%, 05/06/44	904	883,408
4.50%, 02/23/36 (Call 08/23/35)(a)	1,995	2,042,838
4.65%, 02/23/46 (Call 08/23/45)	4,154	4,118,060
4.85%, 05/10/53(a)	970	975,931
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	25	22,404
4.00%, 07/01/29 (Call 07/01/24)(b)	400	352,992
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	1,225	1,097,282
2.30%, 09/14/31 (Call 06/14/31)	790	623,065
Dell Inc.
5.40%, 09/10/40(a)	557	519,623
6.50%, 04/15/38(a)	669	679,191
7.10%, 04/15/28	775	832,257
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	1,165	804,903
3.45%, 12/15/51 (Call 06/15/51)(b)	1,352	871,514
4.00%, 07/15/24 (Call 06/15/24)	955	940,060
4.90%, 10/01/26 (Call 08/01/26)	1,571	1,560,622
5.25%, 02/01/28 (Call 01/01/28)(a)	1,325	1,330,358
5.30%, 10/01/29 (Call 07/01/29)	2,088	2,080,017
5.75%, 02/01/33 (Call 11/01/32)(a)	925	925,464
5.85%, 07/15/25 (Call 06/15/25)(a)	1,500	1,519,684
6.02%, 06/15/26 (Call 03/15/26)	3,567	3,651,012
6.10%, 07/15/27 (Call 05/15/27)(a)	786	817,840
6.20%, 07/15/30 (Call 04/15/30)	1,052	1,095,049
8.10%, 07/15/36 (Call 01/15/36)	1,313	1,519,489
8.35%, 07/15/46 (Call 01/15/46)	856	1,011,019
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(a)	1,190	1,044,638
2.38%, 09/15/28 (Call 07/15/28)(a)	1,195	1,000,821
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	714	642,136
2.20%, 03/15/31 (Call 12/15/30)(a)	923	755,504
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	413	399,538
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	659	596,095
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,131	1,038,391
4.90%, 10/15/25 (Call 07/15/25)	3,275	3,253,511
6.20%, 10/15/35 (Call 04/15/35)(a)	990	1,047,011
6.35%, 10/15/45 (Call 04/15/45)	1,534	1,567,014
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	1,892	1,702,030
2.20%, 06/17/25 (Call 05/17/25)	1,496	1,411,273
2.65%, 06/17/31 (Call 03/17/31)	1,350	1,088,134
3.00%, 06/17/27 (Call 04/17/27)(a)	1,042	962,907
3.40%, 06/17/30 (Call 03/17/30)	1,135	993,152
4.00%, 04/15/29 (Call 02/15/29)	1,125	1,056,648
4.20%, 04/15/32 (Call 01/15/32)	1,220	1,091,028

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Computers (continued)
4.75%, 01/15/28 (Call 12/15/27)(a)	$1,020	$1,005,927
5.50%, 01/15/33 (Call 10/15/32)	1,275	1,254,152
6.00%, 09/15/41(a)	1,390	1,384,537
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,347	1,206,538
1.95%, 05/15/30 (Call 02/15/30)	1,680	1,397,828
2.20%, 02/09/27 (Call 01/09/27)(a)	723	663,918
2.72%, 02/09/32 (Call 11/09/31)	490	418,714
2.85%, 05/15/40 (Call 11/15/39)	1,189	857,559
2.95%, 05/15/50 (Call 11/15/49)(a)	882	578,027
3.30%, 05/15/26	2,509	2,411,228
3.30%, 01/27/27(a)	915	873,589
3.43%, 02/09/52 (Call 08/09/51)	1,183	844,086
3.45%, 02/19/26	1,504	1,455,558
3.50%, 05/15/29	2,936	2,743,326
4.00%, 07/27/25	385	379,381
4.00%, 06/20/42	1,528	1,276,575
4.15%, 07/27/27 (Call 06/27/27)(a)	955	938,467
4.15%, 05/15/39	2,194	1,919,376
4.25%, 05/15/49	2,633	2,211,990
4.40%, 07/27/32 (Call 04/27/32)(a)	1,045	1,008,141
4.50%, 02/06/26	705	701,723
4.50%, 02/06/28 (Call 01/06/28)	795	787,181
4.70%, 02/19/46	785	696,296
4.75%, 02/06/33 (Call 11/06/32)(a)	970	954,191
4.90%, 07/27/52 (Call 01/27/52)	760	694,080
5.10%, 02/06/53 (Call 08/06/52)(a)	685	648,102
5.60%, 11/30/39	1,000	1,021,492
5.88%, 11/29/32(a)	853	919,128
6.22%, 08/01/27	1,002	1,058,233
6.50%, 01/15/28(a)	548	584,615
7.00%, 10/30/25(a)	1,251	1,316,007
7.13%, 12/01/96(a)	350	439,540
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(a)	1,035	885,548
2.70%, 10/15/28 (Call 08/15/28)(a)	757	623,743
3.15%, 10/15/31 (Call 07/15/31)(a)	915	674,718
4.10%, 10/15/41 (Call 04/15/41)	722	464,091
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	813,437
3.63%, 05/15/25 (Call 04/15/25)	652	629,259
4.38%, 05/15/30 (Call 02/15/30)	765	698,783
5.75%, 03/15/33 (Call 12/15/32)	35	34,753
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	350	294,649
5.83%, 01/27/28 (Call 12/27/27)(a)(b)	200	200,478
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)(a)	1,397	1,302,687
2.38%, 06/22/27 (Call 04/22/27)(a)	755	691,659
2.70%, 06/22/30 (Call 03/22/30)(a)	1,150	976,652
3.30%, 09/29/24 (Call 07/29/24)	473	459,739
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	873	730,912
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	565	506,740
		174,235,853
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/25	425	414,173
3.10%, 08/15/27 (Call 07/15/27)(a)	360	346,146
3.25%, 08/15/32 (Call 05/15/32)(a)	1,037	958,521
3.70%, 08/01/47 (Call 02/01/47)	397	343,152
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.00%, 08/15/45	$1,011	$915,168
4.60%, 03/01/28 (Call 02/01/28)	216	220,449
4.60%, 03/01/33 (Call 12/01/32)(a)	216	220,418
4.80%, 03/02/26	216	219,333
Conopco Inc.
Series E, 7.25%, 12/15/26	505	544,884
Series F, 6.63%, 04/15/28	140	152,132
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	680	563,432
2.00%, 12/01/24 (Call 11/01/24)	618	592,933
2.38%, 12/01/29 (Call 09/01/29)	937	816,849
2.60%, 04/15/30 (Call 01/15/30)(a)	1,090	958,551
3.13%, 12/01/49 (Call 06/01/49)(a)	734	533,825
3.15%, 03/15/27 (Call 12/15/26)	565	541,764
3.70%, 08/15/42	497	403,299
4.15%, 03/15/47 (Call 09/15/46)	645	559,115
4.38%, 05/15/28 (Call 04/15/28)	240	238,685
4.38%, 06/15/45 (Call 12/15/44)	364	324,137
6.00%, 05/15/37	436	481,833
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	2,285	2,159,136
3.38%, 03/24/29 (Call 01/24/29)	1,550	1,425,471
3.63%, 03/24/32 (Call 12/24/31)	2,085	1,871,883
4.00%, 03/24/52 (Call 09/24/51)(a)	1,445	1,174,212
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	2,080	2,000,237
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(b)	2,100	2,138,406
5.00%, 03/22/30 (Call 01/22/30)(b)	1,460	1,488,747
5.05%, 03/22/28 (Call 02/22/28)(b)	1,295	1,322,716
5.05%, 03/22/53 (Call 09/22/52)(b)	1,665	1,676,009
5.10%, 03/22/43 (Call 09/22/42)(b)	855	860,548
5.20%, 03/22/63 (Call 09/22/62)(b)	750	753,260
5.35%, 03/22/26 (Call 02/22/26)(a)(b)	265	269,349
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,200	1,096,256
1.00%, 04/23/26	1,425	1,298,399
1.20%, 10/29/30	1,897	1,539,092
1.90%, 02/01/27	220	203,713
1.95%, 04/23/31	1,150	984,079
2.30%, 02/01/32(a)	575	504,060
2.45%, 11/03/26(a)	1,301	1,227,861
2.70%, 02/02/26	886	855,931
2.80%, 03/25/27	1,169	1,113,757
2.85%, 08/11/27	562	534,525
3.00%, 03/25/30	2,040	1,901,681
3.50%, 10/25/47(a)	405	338,452
3.55%, 03/25/40(a)	620	542,029
3.60%, 03/25/50	675	569,913
3.95%, 01/26/28	1,325	1,318,729
4.05%, 01/26/33	680	675,296
4.10%, 01/26/26	785	781,362
5.50%, 02/01/34(a)	210	226,683
5.55%, 03/05/37(a)	372	416,247
5.80%, 08/15/34(a)	165	186,050
Unilever Capital Corp.
0.63%, 08/12/24 (Call 07/03/23)	420	397,782
1.38%, 09/14/30 (Call 06/14/30)	785	633,202
1.75%, 08/12/31 (Call 05/12/31)	1,400	1,135,380
2.00%, 07/28/26	655	610,573

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.13%, 09/06/29 (Call 06/06/29)	$900	$787,491
2.90%, 05/05/27 (Call 02/05/27)	975	923,819
3.10%, 07/30/25(a)	800	773,663
3.38%, 03/22/25 (Call 01/22/25)(a)	505	490,986
3.50%, 03/22/28 (Call 12/22/27)(a)	1,765	1,701,299
5.90%, 11/15/32(a)	739	812,319
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	745	503,721
		52,573,123
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	1,358	1,179,516
4.25%, 04/20/27 (Call 03/20/27)(b)	45	43,356
4.50%, 10/24/28 (Call 07/24/28)(b)	988	952,096
4.65%, 04/20/32 (Call 01/20/32)(b)	365	342,610
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(b)	585	581,990
6.25%, 06/15/33 (Call 03/15/33)(a)(b)	625	629,005
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	605	537,948
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	843	802,630
3.75%, 05/15/46 (Call 11/15/45)(a)	385	307,903
4.20%, 05/15/47 (Call 11/15/46)	396	338,740
4.60%, 06/15/45 (Call 12/15/44)	868	808,388
		6,524,182
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,770	1,661,733
1.75%, 01/30/26 (Call 12/30/25)	1,085	971,643
2.45%, 10/29/26 (Call 09/29/26)	2,745	2,447,734
2.88%, 08/14/24 (Call 07/14/24)(a)	800	768,489
3.00%, 10/29/28 (Call 08/29/28)	4,270	3,702,233
3.30%, 01/30/32 (Call 10/30/31)	4,575	3,718,186
3.40%, 10/29/33 (Call 07/29/33)	1,680	1,336,810
3.50%, 01/15/25 (Call 11/15/24)	845	807,808
3.65%, 07/21/27 (Call 04/21/27)	1,032	949,299
3.85%, 10/29/41 (Call 04/29/41)(a)	1,425	1,069,303
3.88%, 01/23/28 (Call 10/23/27)	543	499,637
4.45%, 10/01/25 (Call 08/01/25)	895	860,912
4.45%, 04/03/26 (Call 02/03/26)	1,240	1,188,566
4.63%, 10/15/27 (Call 08/15/27)	953	905,178
5.75%, 06/06/28	620	614,761
6.50%, 07/15/25 (Call 06/15/25)	1,410	1,420,376
Series 3NC1, 1.75%, 10/29/24 (Call 07/03/23)	420	394,154
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	695	586,302
3.50%, 08/01/25	345	329,861
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	455	427,127
1.88%, 08/15/26 (Call 07/15/26)	1,073	947,931
2.10%, 09/01/28 (Call 07/01/28)	870	718,336
2.20%, 01/15/27 (Call 12/15/26)	927	818,457
2.30%, 02/01/25 (Call 01/01/25)	887	836,551
2.88%, 01/15/26 (Call 12/15/25)(a)	1,589	1,477,411
2.88%, 01/15/32 (Call 10/15/31)(a)	675	542,103
3.00%, 02/01/30 (Call 11/01/29)	980	816,024
3.13%, 12/01/30 (Call 09/01/30)	1,049	871,802
3.25%, 03/01/25 (Call 01/01/25)	763	726,456
3.25%, 10/01/29 (Call 07/01/29)	605	516,987
3.38%, 07/01/25 (Call 06/01/25)	1,341	1,271,850
3.63%, 04/01/27 (Call 01/01/27)	798	737,965
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 12/01/27 (Call 09/01/27)	$685	$624,116
3.75%, 06/01/26 (Call 04/01/26)	1,911	1,807,798
4.25%, 09/15/24 (Call 06/15/24)	625	610,989
4.63%, 10/01/28 (Call 07/01/28)	785	736,351
5.30%, 02/01/28 (Call 01/01/28)	555	548,426
5.85%, 12/15/27 (Call 11/15/27)	40	39,971
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	357	305,266
4.25%, 06/15/26 (Call 04/15/26)	1,455	1,371,612
5.25%, 08/11/25 (Call 07/11/25)(b)	1,077	1,045,905
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	1,225	976,875
4.63%, 03/30/25	524	504,296
4.75%, 06/09/27 (Call 05/09/27)(a)	780	728,093
5.13%, 09/30/24	649	633,810
5.80%, 05/01/25 (Call 04/01/25)(a)	887	876,670
7.10%, 11/15/27 (Call 10/15/27)(a)	979	1,000,182
8.00%, 11/01/31(a)	2,152	2,243,842
8.00%, 11/01/31	693	706,496
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	1,155	1,035,120
2.25%, 03/04/25 (Call 02/01/25)	965	916,363
2.50%, 07/30/24 (Call 06/30/24)	1,634	1,580,895
2.55%, 03/04/27 (Call 02/01/27)	2,118	1,945,227
3.00%, 10/30/24 (Call 09/29/24)	1,659	1,604,039
3.13%, 05/20/26 (Call 04/20/26)	1,238	1,179,935
3.30%, 05/03/27 (Call 04/03/27)	2,019	1,904,115
3.63%, 12/05/24 (Call 11/04/24)	509	494,573
3.95%, 08/01/25 (Call 07/01/25)	2,820	2,751,574
4.05%, 05/03/29 (Call 03/03/29)(a)	1,080	1,038,250
4.05%, 12/03/42(a)	1,175	1,018,390
4.20%, 11/06/25 (Call 10/06/25)	893	873,933
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(d)	1,455	1,375,974
4.90%, 02/13/26 (Call 01/13/26)	1,265	1,263,816
4.99%, 05/01/26	910	907,831
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(d)	1,036	1,003,267
5.04%, 05/01/34	3,000	2,961,624
5.85%, 11/05/27 (Call 10/05/27)	1,830	1,901,280
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	155	146,057
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	676	636,833
3.00%, 04/02/25 (Call 03/02/25)	579	554,307
3.70%, 10/15/24	555	541,402
4.50%, 05/13/32 (Call 02/13/32)	785	750,856
5.15%, 05/15/33 (Call 02/15/33)	895	892,563
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	1,075	933,250
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	605	495,735
3.75%, 07/15/27 (Call 06/15/27)(b)	510	427,662
3.95%, 07/15/26 (Call 06/15/26)(b)	570	496,684
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24), (5-year CMT + 3.266%)(b)(d)	130	108,286
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	790	673,363
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(b)(d)	1,010	727,200

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	$85	$54,245
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	85	81,695
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	815	727,921
1.95%, 09/20/26 (Call 08/20/26)(b)	1,245	1,080,694
3.50%, 11/01/27 (Call 07/01/27)(b)	945	843,400
4.13%, 08/01/25 (Call 06/01/25)(b)	825	776,290
4.88%, 10/01/25 (Call 07/01/25)(b)	494	474,929
5.50%, 12/15/24 (Call 11/15/24)(b)	520	509,969
6.25%, 04/15/28 (Call 03/15/28)(b)	1,100	1,101,433
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	1,092	960,583
2.53%, 11/18/27 (Call 10/18/27)(b)	1,898	1,569,095
2.75%, 02/21/28 (Call 12/21/27)(b)	895	744,523
2.88%, 02/15/25 (Call 01/15/25)(b)	790	736,883
3.25%, 02/15/27 (Call 12/15/26)(b)	1,300	1,140,476
3.95%, 07/01/24 (Call 06/01/24)(b)	727	703,187
4.25%, 04/15/26 (Call 03/15/26)(b)	1,357	1,256,433
4.38%, 05/01/26 (Call 03/01/26)(b)	1,175	1,085,106
5.50%, 01/15/26 (Call 12/15/25)(b)	963	926,936
6.38%, 05/04/28 (Call 04/04/28)(b)	170	166,049
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	373	355,125
4.38%, 12/15/25 (Call 09/15/25)(a)	1,345	1,251,334
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	853	638,179
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	470	391,178
2.00%, 01/30/32 (Call 10/30/31)(b)	1,243	933,527
2.50%, 01/10/30 (Call 10/10/29)(b)	688	569,989
2.55%, 03/30/32 (Call 12/30/31)(b)	445	349,150
2.80%, 09/30/50 (Call 03/30/50)(a)(b)	391	221,063
2.85%, 08/05/51 (Call 02/05/51)(b)	430	244,267
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	377	345,816
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	610	382,711
3.50%, 09/10/49 (Call 03/10/49)(b)	830	546,284
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	604	445,654
4.45%, 07/15/45(a)(b)	350	277,988
5.00%, 06/15/44(b)	591	506,242
5.90%, 11/03/27 (Call 10/03/27)(b)	700	713,129
6.20%, 04/22/33 (Call 01/22/33)(b)	925	952,581
6.25%, 08/15/42(a)(b)	496	481,143
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	618	462,170
4.13%, 10/07/51 (Call 04/07/51)(b)	415	252,866
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	645	517,018
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	583,964
3.00%, 09/11/29 (Call 06/11/29)(b)	786	702,848
3.25%, 04/29/25 (Call 03/29/25)(b)	522	500,678
3.50%, 10/10/24 (Call 09/10/24)(b)	751	727,990
3.50%, 09/18/27 (Call 06/18/27)(b)	925	877,103
3.88%, 04/27/26 (Call 01/27/26)(b)	835	799,454
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	925	730,968
2.72%, 04/15/31 (Call 01/15/31)	730	601,408
3.50%, 03/30/51 (Call 09/30/50)(a)	505	330,552
3.63%, 02/15/52 (Call 08/15/51)(a)	410	273,498
3.90%, 01/25/28 (Call 10/25/27)	1,219	1,139,676
4.25%, 06/02/26 (Call 03/02/26)	817	787,833
Security	Par (000)	Value
Diversified Financial Services (continued)
4.35%, 04/15/30 (Call 01/15/30)	$1,114	$1,038,009
4.70%, 09/20/47 (Call 03/20/47)	1,088	902,438
4.85%, 03/29/29 (Call 12/29/28)	1,361	1,311,451
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	864	568,332
Cantor Fitzgerald LP, 4.50%, 04/14/27 (Call 01/14/27)(b)	845	791,139
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(d)	1,546	1,334,697
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(d)	1,129	804,102
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(d)	760	583,783
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(d)	1,600	1,498,483
3.20%, 02/05/25 (Call 01/05/25)(a)	1,085	1,034,031
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(d)	1,385	1,186,841
3.30%, 10/30/24 (Call 09/30/24)	1,494	1,440,013
3.65%, 05/11/27 (Call 04/11/27)(a)	1,252	1,173,953
3.75%, 07/28/26 (Call 06/28/26)	2,005	1,877,812
3.75%, 03/09/27 (Call 02/09/27)	1,927	1,802,679
3.80%, 01/31/28 (Call 12/31/27)	954	883,617
4.20%, 10/29/25 (Call 09/29/25)	1,557	1,478,064
4.25%, 04/30/25 (Call 03/31/25)(a)	1,018	985,841
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)(d)	985	945,889
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)(d)	1,445	1,413,658
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(d)	570	539,957
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(d)	2,103	2,006,253
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)(d)	855	830,400
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)(d)	1,370	1,329,990
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	568	447,969
3.00%, 03/16/32 (Call 12/16/31)	720	624,242
3.65%, 01/12/27 (Call 10/12/26)	1,161	1,113,357
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	1,687	1,479,913
1.15%, 05/13/26 (Call 04/13/26)(a)	1,520	1,333,102
1.65%, 03/11/31 (Call 12/11/30)(a)	749	566,299
1.95%, 12/01/31 (Call 09/01/31)(a)	1,402	1,063,480
2.00%, 03/20/28 (Call 01/20/28)(a)	1,410	1,210,239
2.30%, 05/13/31 (Call 02/13/31)(a)	590	471,047
2.45%, 03/03/27 (Call 02/03/27)	855	765,116
2.75%, 10/01/29 (Call 07/01/29)(a)	487	414,729
2.90%, 03/03/32 (Call 12/03/31)(a)	1,395	1,144,687
3.00%, 03/10/25 (Call 12/10/24)	857	818,119
3.20%, 03/02/27 (Call 12/02/26)(a)	877	804,917
3.20%, 01/25/28 (Call 10/25/27)(a)	685	622,212
3.25%, 05/22/29 (Call 02/22/29)	1,017	899,359
3.30%, 04/01/27 (Call 01/01/27)	1,159	1,069,445
3.45%, 02/13/26 (Call 11/13/25)	925	873,600
3.63%, 04/01/25 (Call 01/01/25)	801	772,280
3.85%, 05/21/25 (Call 03/21/25)	674	651,723
4.00%, 02/01/29 (Call 11/01/28)(a)	729	677,721
4.20%, 03/24/25 (Call 02/24/25)(a)	936	913,593

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 03/22/30 (Call 12/22/29)(a)	$280	$267,440
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(d)	80	81,092
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,695	1,642,336
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,135	851,208
4.10%, 06/15/51 (Call 12/15/50)	1,135	679,126
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	1,555	1,410,331
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	633	609,651
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/23)	5	4,768
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,025	878,572
3.00%, 03/15/25 (Call 12/15/24)	1,388	1,341,606
3.75%, 06/15/28 (Call 03/15/28)	932	904,856
4.15%, 06/15/48 (Call 12/15/47)(a)	926	834,480
5.30%, 09/15/43 (Call 03/15/43)	956	984,686
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	1,814	1,998,164
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	530	508,961
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	577	551,871
3.95%, 11/06/24 (Call 08/06/24)	675	652,119
4.10%, 02/09/27 (Call 11/09/26)	1,433	1,335,491
4.50%, 01/30/26 (Call 11/30/25)(a)	951	921,685
6.70%, 11/29/32 (Call 08/29/32)	385	398,829
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	803	725,391
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	551	520,811
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	110	108,067
FMR LLC
5.15%, 02/01/43(b)	55	49,033
6.45%, 11/15/39(a)(b)	820	852,668
6.50%, 12/14/40(b)	200	208,184
7.57%, 06/15/29(b)	900	985,432
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,047	823,485
2.85%, 03/30/25	719	682,387
2.95%, 08/12/51 (Call 02/12/51)(a)	455	290,690
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	225	214,906
Invesco Finance PLC
3.75%, 01/15/26	1,053	1,016,910
5.38%, 11/30/43(a)	385	373,098
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	775	755,260
Jefferies Financial Group Inc.
4.15%, 01/23/30	851	770,373
4.85%, 01/15/27	1,138	1,123,419
6.25%, 01/15/36(a)	670	683,633
6.45%, 06/08/27(a)	532	550,272
6.50%, 01/20/43(a)	644	639,238
6.63%, 10/23/43 (Call 07/23/43)(a)	350	332,020
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	600	464,243
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	1,332	1,036,897
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	1,088	988,734
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	660	619,888
3.75%, 02/13/25	698	669,702
4.38%, 03/11/29 (Call 12/11/28)(a)	962	884,385
Security	Par (000)	Value
Diversified Financial Services (continued)
4.50%, 09/19/28 (Call 06/19/28)(a)	$751	$710,228
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	548	522,944
Legg Mason Inc.
3.95%, 07/15/24	376	368,495
4.75%, 03/15/26	890	879,929
5.63%, 01/15/44(a)	641	626,127
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	5	4,390
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	240	208,633
4.63%, 11/15/27 (Call 11/15/23)(b)	105	97,359
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	1,697	1,516,866
2.00%, 04/06/28 (Call 02/06/28)(b)	1,433	1,235,904
2.50%, 04/06/31 (Call 01/06/31)(b)	1,245	1,053,361
3.20%, 04/06/41 (Call 10/06/40)(b)	576	429,594
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	715	601,033
2.00%, 03/03/25 (Call 02/03/25)(a)	986	942,157
2.00%, 11/18/31 (Call 08/18/31)	1,065	890,745
2.95%, 11/21/26 (Call 08/21/26)	510	487,022
2.95%, 06/01/29 (Call 03/01/29)	1,225	1,131,463
2.95%, 03/15/51 (Call 09/15/50)	596	432,983
3.30%, 03/26/27 (Call 01/26/27)	1,843	1,773,616
3.35%, 03/26/30 (Call 12/26/29)	1,540	1,444,046
3.50%, 02/26/28 (Call 11/26/27)(a)	901	873,188
3.65%, 06/01/49 (Call 12/01/48)	1,002	825,501
3.80%, 11/21/46 (Call 05/21/46)(a)	620	525,062
3.85%, 03/26/50 (Call 09/26/49)	1,864	1,587,754
3.95%, 02/26/48 (Call 08/26/47)(a)	580	511,088
4.85%, 03/09/33 (Call 12/09/32)	750	769,232
4.88%, 03/09/28 (Call 02/09/28)	755	773,757
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	943	908,504
5.08%, 09/15/27 (Call 08/15/27)(b)	925	916,351
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	575	585,683
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	571	542,866
4.50%, 06/20/28 (Call 03/20/28)(a)	845	827,628
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	971	763,728
2.50%, 12/21/40 (Call 06/21/40)	615	403,768
3.25%, 04/28/50 (Call 10/28/49)(a)	635	431,791
3.85%, 06/30/26 (Call 03/30/26)	1,001	978,400
3.95%, 03/07/52 (Call 09/07/51)	765	591,852
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	723	688,033
4.88%, 04/15/45 (Call 10/15/44)(b)	420	338,242
Nomura Holdings Inc.
1.65%, 07/14/26	1,455	1,284,094
1.85%, 07/16/25	1,977	1,816,820
2.17%, 07/14/28	1,139	964,819
2.33%, 01/22/27	1,130	1,004,955
2.61%, 07/14/31	1,255	1,000,978
2.65%, 01/16/25	1,685	1,596,700
2.68%, 07/16/30	1,219	1,003,630
2.71%, 01/22/29	1,495	1,278,495
3.00%, 01/22/32(a)	1,010	820,240
3.10%, 01/16/30	1,075	920,627

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 07/03/25	$1,095	$1,076,644
5.39%, 07/06/27	895	880,714
5.61%, 07/06/29	595	589,600
5.71%, 01/09/26	890	890,148
5.84%, 01/18/28(a)	880	889,768
6.18%, 01/18/33(a)	680	704,119
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,045	1,017,386
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,425	1,359,406
ORIX Corp.
2.25%, 03/09/31(a)	875	719,864
3.25%, 12/04/24	1,152	1,111,362
3.70%, 07/18/27	485	460,038
4.00%, 04/13/32	650	600,466
5.00%, 09/13/27(a)	350	351,210
5.20%, 09/13/32(a)	660	675,099
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	881	793,169
6.15%, 12/06/28(b)	465	477,420
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	530	514,100
4.88%, 03/15/27 (Call 09/15/26)	870	830,676
6.63%, 03/15/25 (Call 09/15/24)	1,000	998,750
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	1,235	902,964
4.65%, 04/01/30 (Call 01/01/30)(a)	752	733,977
4.95%, 07/15/46	839	745,256
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	765	661,871
4.25%, 07/18/24	465	449,641
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	64,837
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,075	767,511
3.70%, 08/04/26 (Call 05/04/26)	604	527,029
3.95%, 12/01/27 (Call 09/01/27)	1,086	937,783
4.25%, 08/15/24 (Call 05/15/24)	1,108	1,051,753
4.50%, 07/23/25 (Call 04/23/25)	1,497	1,390,829
4.88%, 06/13/25 (Call 05/13/25)	780	735,517
5.15%, 03/19/29 (Call 12/19/28)	983	870,554
USAA Capital Corp.
2.13%, 05/01/30 (Call 02/01/30)(b)	1,022	849,896
3.38%, 05/01/25(a)(b)	1,084	1,052,553
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	829	728,044
1.10%, 02/15/31 (Call 11/15/30)	1,382	1,095,800
1.90%, 04/15/27 (Call 02/15/27)(a)	1,896	1,745,853
2.00%, 08/15/50 (Call 02/15/50)(a)	2,047	1,249,848
2.05%, 04/15/30 (Call 01/15/30)	1,953	1,687,315
2.70%, 04/15/40 (Call 10/15/39)	1,298	997,603
2.75%, 09/15/27 (Call 06/15/27)	1,020	961,936
3.15%, 12/14/25 (Call 09/14/25)	1,704	1,648,690
3.65%, 09/15/47 (Call 03/15/47)	1,015	862,995
4.15%, 12/14/35 (Call 06/14/35)	2,374	2,290,660
4.30%, 12/14/45 (Call 06/14/45)	4,093	3,799,183
Voya Financial Inc.
3.65%, 06/15/26	995	941,389
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(d)	394	322,155
4.80%, 06/15/46	513	420,901
5.70%, 07/15/43	299	284,835
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	$1,246	$1,107,240
2.75%, 03/15/31 (Call 12/15/30)	576	458,779
2.85%, 01/10/25 (Call 12/10/24)	713	681,682
6.20%, 11/17/36	578	573,562
6.20%, 06/21/40(a)	400	389,081
		286,221,441
Electric — 8.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	999,667
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	660	490,908
4.00%, 10/03/49(b)	640	540,859
4.38%, 04/23/25(b)	1,458	1,446,773
4.38%, 06/22/26(b)	440	436,262
4.70%, 04/24/33(a)(b)	2,000	1,990,000
4.88%, 04/23/30(b)	467	471,805
6.50%, 10/27/36(a)(b)	869	998,133
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	214,675
3.95%, 02/12/30(b)	415	312,806
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	483,732
4.25%, 05/21/36 (Call 11/21/35)(b)	407	313,390
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	440	311,342
3.80%, 10/01/47 (Call 04/01/47)	755	565,553
3.85%, 10/01/25 (Call 07/01/25)(b)	416	400,328
3.95%, 06/01/28 (Call 03/01/28)	584	554,518
4.70%, 05/15/32 (Call 02/15/32)(a)	790	761,065
5.25%, 05/15/52 (Call 11/15/51)	645	609,591
5.40%, 06/01/33 (Call 03/01/33)	260	260,321
Series E, 6.65%, 02/15/33	379	409,843
Series G, 4.15%, 05/01/49 (Call 11/01/48)	555	438,948
Series H, 3.45%, 01/15/50 (Call 07/15/49)	604	429,135
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,237	1,012,555
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	617	583,979
3.15%, 09/15/49 (Call 03/15/49)	255	177,977
3.75%, 12/01/47 (Call 06/01/47)	384	305,756
3.80%, 06/15/49 (Call 12/15/48)	395	313,766
4.00%, 12/01/46 (Call 06/01/46)	430	359,514
4.25%, 09/15/48 (Call 03/15/48)(a)	405	346,011
4.50%, 06/15/52 (Call 12/01/51)(a)	600	532,219
5.40%, 03/15/53 (Call 09/15/52)	625	635,413
Series M, 3.65%, 04/01/50 (Call 10/01/49)	535	411,264
Series N, 2.75%, 08/15/51 (Call 02/15/51)	282	179,134
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,770	1,578,550
2.45%, 01/15/31 (Call 10/15/30)(a)	960	768,396
3.30%, 07/15/25 (Call 06/15/25)(b)	885	838,714
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	679	606,512
5.45%, 06/01/28 (Call 05/01/28)	805	794,724
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	674	588,359
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	235,084
3.00%, 03/15/52 (Call 09/15/51)(a)	735	487,182
3.05%, 03/15/32 (Call 12/15/31)	305	266,824
3.13%, 07/15/51 (Call 01/15/51)	775	527,674
3.45%, 10/01/49 (Call 04/01/49)	594	433,642

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
3.75%, 09/01/27 (Call 08/01/27)	$650	$628,092
3.75%, 03/01/45 (Call 09/01/44)	681	533,865
3.85%, 12/01/42(a)	475	387,430
3.94%, 09/01/32 (Call 03/01/32)	572	531,999
4.10%, 01/15/42	330	271,323
4.15%, 08/15/44 (Call 02/15/44)	641	534,583
4.30%, 01/02/46 (Call 07/02/45)	545	459,335
5.50%, 03/15/41	185	179,149
5.70%, 02/15/33(a)	299	307,213
6.00%, 03/01/39(a)	821	857,341
6.13%, 05/15/38	235	256,238
Series 11-C, 5.20%, 06/01/41(a)	346	326,726
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	725	575,671
Series A, 4.30%, 07/15/48 (Call 01/15/48)	626	525,183
Series B, 3.70%, 12/01/47 (Call 06/01/47)	611	468,054
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)(b)	791	572,347
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	494	433,888
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	420	403,515
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	900	775,133
1.95%, 03/15/27 (Call 02/15/27)	845	756,206
2.50%, 09/15/24 (Call 08/15/24)	545	523,586
3.50%, 01/15/31 (Call 10/15/30)	994	887,404
3.65%, 02/15/26 (Call 11/15/25)	692	665,512
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	210	167,532
2.90%, 06/15/51 (Call 12/15/50)(a)	315	210,296
3.25%, 03/01/25 (Call 12/01/24)	410	398,606
3.25%, 03/15/50 (Call 09/15/49)(a)	300	216,737
3.70%, 12/01/47 (Call 06/01/47)	632	505,899
3.80%, 05/15/28 (Call 02/15/28)	405	389,060
3.85%, 09/01/32 (Call 06/01/32)	595	551,450
4.15%, 03/15/46 (Call 09/15/45)	740	614,801
4.30%, 07/01/44 (Call 01/01/44)	163	134,965
4.50%, 03/15/49 (Call 09/15/48)	524	470,844
4.80%, 12/15/43 (Call 06/15/43)	370	324,714
4.95%, 06/01/33	500	501,011
5.90%, 12/01/52 (Call 06/01/52)	405	438,263
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	420	350,367
3.20%, 11/13/27 (Call 08/13/27)(a)	608	567,359
3.25%, 03/01/50 (Call 09/01/49)(a)	532	358,058
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(d)	220	177,100
5.63%, 03/01/33 (Call 12/01/32)	404	412,074
5.75%, 11/01/27 (Call 10/01/27)	961	990,217
5.95%, 11/01/32 (Call 08/01/32)	675	704,753
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	752	727,546
Series N, 1.00%, 11/01/25 (Call 10/01/25)	425	385,144
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	605	501,906
5.00%, 09/01/44 (Call 03/01/44)(b)	493	459,018
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	675	650,010
4.40%, 05/15/44 (Call 11/15/43)	832	691,485
4.45%, 06/01/45 (Call 12/01/44)	478	397,254
4.50%, 08/01/32 (Call 05/01/32)(a)	295	277,918
7.00%, 04/01/38	293	331,262
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	425	358,600
Security	Par (000)	Value
Electric (continued)
Series L, 5.80%, 10/01/35	$85	$86,119
Series P, 6.70%, 08/15/37	410	442,906
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	440	415,700
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	527	442,585
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	505	374,566
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	650	511,655
2.55%, 09/15/26 (Call 06/15/26)	405	374,252
2.60%, 08/15/29 (Call 05/15/29)	605	522,717
2.65%, 09/15/50 (Call 03/15/50)(a)	235	141,839
2.95%, 09/15/27 (Call 06/15/27)	590	543,372
3.15%, 05/15/25 (Call 02/15/25)(a)	447	428,270
3.35%, 06/15/24 (Call 03/15/24)(a)	290	283,458
3.35%, 05/15/50 (Call 11/15/49)	655	444,682
3.50%, 12/01/49 (Call 06/01/49)	520	362,953
3.75%, 05/15/46 (Call 11/15/45)	670	493,591
4.20%, 08/15/48 (Call 02/15/48)	380	296,198
4.25%, 03/01/49 (Call 09/01/48)	471	371,934
4.35%, 11/15/45 (Call 05/15/45)	360	287,970
4.50%, 04/01/42 (Call 10/01/41)	560	469,982
4.70%, 01/15/44 (Call 07/15/43)	95	79,338
5.05%, 09/01/41 (Call 03/01/41)	325	294,933
5.50%, 09/01/35(a)	370	366,079
6.35%, 12/15/32 (Call 09/15/32)(a)	465	500,520
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	600	501,695
4.00%, 10/15/28 (Call 07/15/28)	497	480,342
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	166,936
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	934	899,504
3.20%, 04/15/25 (Call 03/15/25)	1,093	1,046,083
3.80%, 06/01/29 (Call 03/01/29)	929	862,382
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	545	428,775
4.35%, 06/01/48 (Call 12/01/47)(a)	655	570,160
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	740	618,257
2.40%, 08/15/26 (Call 05/15/26)	372	345,889
2.90%, 06/15/50 (Call 12/15/49)	345	230,081
3.20%, 09/15/49 (Call 03/15/49)	424	303,043
3.50%, 08/15/46 (Call 02/15/46)	696	525,731
3.75%, 08/15/47 (Call 02/15/47)	309	237,433
4.25%, 09/15/48 (Call 03/15/48)	555	467,546
4.55%, 06/01/52 (Call 12/01/51)	525	465,687
6.35%, 10/01/36	322	351,949
Baltimore Gas and Electric Co., 5.40%, 06/01/53 (Call 12/01/52)	350	350,622
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	355	301,738
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	450	357,013
2.85%, 05/15/51 (Call 11/15/50)	1,550	1,016,951
3.25%, 04/15/28 (Call 01/15/28)(a)	529	500,110
3.50%, 02/01/25 (Call 11/01/24)	814	794,694
3.70%, 07/15/30 (Call 04/15/30)	1,246	1,173,643
3.80%, 07/15/48 (Call 01/15/48)	723	567,411
4.05%, 04/15/25 (Call 03/15/25)	1,235	1,215,163
4.25%, 10/15/50 (Call 04/15/50)	958	803,609
4.45%, 01/15/49 (Call 07/15/48)	832	723,174
4.50%, 02/01/45 (Call 08/01/44)	794	698,871

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
4.60%, 05/01/53 (Call 11/01/52)	$1,005	$889,892
5.15%, 11/15/43 (Call 05/15/43)	928	890,284
5.95%, 05/15/37	364	385,473
6.13%, 04/01/36	1,726	1,866,690
8.48%, 09/15/28	205	241,448
Black Hills Corp.
1.04%, 08/23/24 (Call 06/16/23)	400	377,317
2.50%, 06/15/30 (Call 03/15/30)	780	649,360
3.05%, 10/15/29 (Call 07/15/29)	422	366,917
3.15%, 01/15/27 (Call 07/15/26)	892	835,109
3.88%, 10/15/49 (Call 04/15/49)	365	265,467
3.95%, 01/15/26 (Call 07/15/25)	705	681,516
4.20%, 09/15/46 (Call 03/15/46)	615	477,125
4.35%, 05/01/33 (Call 02/01/33)	279	250,728
5.95%, 03/15/28 (Call 02/15/28)	515	529,541
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	623	492,247
3.60%, 03/01/52 (Call 09/01/51)	215	165,431
3.95%, 03/01/48 (Call 09/01/47)	614	502,427
4.50%, 04/01/44 (Call 10/01/43)	957	857,191
4.95%, 04/01/33 (Call 01/01/33)	190	190,769
5.30%, 04/01/53 (Call 10/01/52)(a)	470	476,953
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	307,174
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	376,143
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	776	521,534
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	425	359,603
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	350	261,931
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	275	239,712
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	530	512,435
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	100	94,037
Series K2, 6.95%, 03/15/33(a)	665	765,426
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	736	684,643
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	877	788,164
2.50%, 09/01/24 (Call 08/01/24)	562	539,800
2.65%, 06/01/31 (Call 03/01/31)	555	465,598
2.95%, 03/01/30 (Call 12/01/29)	612	533,508
3.70%, 09/01/49 (Call 03/01/49)	885	655,178
CEZ AS, 5.63%, 04/03/42(b)	200	187,215
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	529	457,024
3.74%, 05/01/26 (Call 02/01/26)	842	797,469
4.97%, 05/01/46 (Call 11/01/45)	442	373,322
Cleco Power LLC
6.00%, 12/01/40(a)	370	364,360
6.50%, 12/01/35	582	605,822
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	345	322,067
4.55%, 11/15/30 (Call 08/15/30)(b)	545	520,858
5.50%, 08/15/24	135	135,147
5.95%, 12/15/36	582	586,046
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	797	736,834
3.00%, 05/15/26 (Call 02/15/26)	360	341,023
3.45%, 08/15/27 (Call 05/15/27)	490	463,096
3.60%, 11/15/25 (Call 08/15/25)	589	563,264
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(d)	486	368,203
4.70%, 03/31/43 (Call 09/30/42)(a)	535	461,257
Security	Par (000)	Value
Electric (continued)
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(d)	$359	$315,116
4.88%, 03/01/44 (Call 09/01/43)(a)	923	839,795
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	280	243,474
3.15%, 01/19/32 (Call 10/19/31)(b)	200	167,387
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	572	542,147
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	394	387,319
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,205	949,552
3.88%, 07/26/33 (Call 04/26/33)(b)	561	427,791
4.68%, 02/09/51 (Call 08/09/50)(b)	482	320,776
4.69%, 05/15/29 (Call 03/15/29)(b)	1,067	953,131
4.75%, 02/23/27(a)(b)	1,060	1,010,816
5.75%, 02/14/42(a)(b)	662	559,151
6.26%, 02/15/52 (Call 08/15/51)(b)	970	803,207
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	682	579,524
2.55%, 06/15/26 (Call 03/15/26)	1,166	1,093,128
3.00%, 03/01/50 (Call 09/01/49)	716	490,564
3.10%, 11/01/24 (Call 08/01/24)	100	97,112
3.15%, 03/15/32 (Call 12/15/31)	315	279,724
3.65%, 06/15/46 (Call 12/15/45)	819	638,155
3.70%, 08/15/28 (Call 05/15/28)(a)	739	706,312
3.70%, 03/01/45 (Call 09/01/44)	1,017	797,172
3.80%, 10/01/42 (Call 04/01/42)	354	290,762
4.00%, 03/01/48 (Call 09/01/47)	770	638,639
4.00%, 03/01/49 (Call 09/01/48)(a)	870	713,707
4.35%, 11/15/45 (Call 05/15/45)	430	372,503
4.60%, 08/15/43 (Call 02/15/43)	417	379,120
4.70%, 01/15/44 (Call 07/15/43)(a)	345	316,461
4.90%, 02/01/33 (Call 11/01/32)(a)	235	236,036
5.30%, 02/01/53 (Call 08/01/52)	425	426,268
6.45%, 01/15/38	804	898,954
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	705	659,468
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	801	632,384
Series 127, 3.20%, 11/15/49 (Call 05/15/49)(a)	411	290,933
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	595	413,037
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	335	215,094
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	490	389,524
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	720	598,129
4.30%, 04/15/44 (Call 10/15/43)	445	386,392
5.25%, 01/15/53 (Call 07/15/52)	760	762,262
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	334	300,503
Series A, 2.05%, 07/01/31 (Call 04/01/31)	605	497,083
Series A, 3.20%, 03/15/27 (Call 12/15/26)	787	746,084
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	240	201,719
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	997	833,453
3.20%, 12/01/51 (Call 06/01/51)	495	339,159
3.30%, 12/01/24 (Call 09/01/24)	77	74,635
3.60%, 06/15/61 (Call 12/15/60)	610	436,150
3.70%, 11/15/59 (Call 05/15/59)	1,035	743,100
3.80%, 05/15/28 (Call 02/15/28)(a)	480	460,426
3.85%, 06/15/46 (Call 12/15/45)	763	592,289
3.95%, 03/01/43 (Call 09/01/42)	645	527,090
4.45%, 03/15/44 (Call 09/15/43)	1,157	1,004,321
4.50%, 12/01/45 (Call 06/01/45)	715	616,017

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
4.50%, 05/15/58 (Call 11/15/57)	$689	$574,379
4.63%, 12/01/54 (Call 06/01/54)	775	660,188
5.20%, 03/01/33 (Call 12/01/32)(a)	610	619,354
5.70%, 06/15/40	355	354,901
6.15%, 11/15/52 (Call 05/15/52)	860	924,648
Series 05-A, 5.30%, 03/01/35(a)	599	605,031
Series 06-A, 5.85%, 03/15/36	450	464,027
Series 06-B, 6.20%, 06/15/36	290	309,549
Series 06-E, 5.70%, 12/01/36	635	642,464
Series 07-A, 6.30%, 08/15/37	683	741,309
Series 08-B, 6.75%, 04/01/38	844	957,253
Series 09-C, 5.50%, 12/01/39	583	570,754
Series 12-A, 4.20%, 03/15/42	829	708,919
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	739	576,651
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,046	953,695
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,115	895,536
Series A, 4.13%, 05/15/49 (Call 11/15/48)	625	505,924
Series B, 2.90%, 12/01/26 (Call 09/01/26)	440	406,348
Series B, 3.13%, 11/15/27 (Call 08/15/27)	447	418,959
Series C, 3.00%, 12/01/60 (Call 06/01/60)	515	319,953
Series C, 4.00%, 11/15/57 (Call 05/15/57)	300	232,517
Series C, 4.30%, 12/01/56 (Call 06/01/56)	526	418,816
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	62,928
Series E, 4.65%, 12/01/48 (Call 06/01/48)	743	656,689
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	880	804,804
5.20%, 04/11/38 (Call 01/11/38)(b)	260	238,215
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	1,546	1,478,748
5.60%, 03/01/28 (Call 02/01/28)	655	669,066
5.60%, 06/15/42 (Call 12/15/41)(a)	690	666,938
5.80%, 03/01/33 (Call 12/01/32)	760	781,149
6.25%, 10/01/39	765	793,473
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(a)	395	225,394
2.65%, 08/15/52 (Call 02/15/52)	190	121,201
3.10%, 08/15/50 (Call 02/15/50)(a)	480	338,465
3.13%, 08/31/24 (Call 05/31/24)	345	335,248
3.25%, 08/15/46 (Call 02/15/46)(a)	440	320,163
3.50%, 08/01/51 (Call 02/01/51)	805	607,658
3.60%, 08/15/32 (Call 02/15/32)	200	182,286
3.75%, 02/15/50 (Call 08/15/49)	408	322,170
3.80%, 11/15/28 (Call 08/15/28)	631	603,813
3.95%, 05/15/43 (Call 11/15/42)	505	418,370
3.95%, 07/15/47 (Call 01/15/47)(a)	600	498,266
4.05%, 05/15/48 (Call 11/15/47)(a)	538	452,585
4.10%, 11/15/45 (Call 05/15/45)	45	36,132
4.20%, 09/01/52 (Call 03/01/52)	205	174,584
4.35%, 04/15/49 (Call 10/15/48)	631	552,911
4.35%, 08/31/64 (Call 02/28/64)	180	145,976
4.63%, 05/15/33 (Call 11/15/32)	1,085	1,069,825
4.65%, 03/01/28 (Call 01/01/28)	640	642,547
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	835	662,213
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	175	139,164
4.15%, 05/15/45 (Call 11/15/44)	486	397,963
Dominion Energy Inc.
3.07%, 08/15/24(c)	710	686,976
3.90%, 10/01/25 (Call 07/01/25)	269	261,290
Security	Par (000)	Value
Electric (continued)
4.25%, 06/01/28 (Call 03/01/28)(a)	$568	$548,359
4.35%, 08/15/32 (Call 05/15/32)	745	701,049
4.70%, 12/01/44 (Call 06/01/44)	605	522,928
4.85%, 08/15/52 (Call 02/15/52)(a)	630	548,496
5.38%, 11/15/32 (Call 08/15/32)(a)	735	737,588
5.75%, 10/01/54 (Call 10/01/24),
(3-mo. LIBOR US + 3.057%)(d)	458	436,245
7.00%, 06/15/38	601	669,867
Series A, 1.45%, 04/15/26 (Call 03/15/26)	903	815,351
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,023	989,249
Series A, 4.60%, 03/15/49 (Call 09/15/48)	359	303,982
Series B, 3.30%, 04/15/41 (Call 10/15/40)	485	357,932
Series B, 3.60%, 03/15/27 (Call 01/15/27)	390	371,087
Series B, 5.95%, 06/15/35	860	895,186
Series C, 2.25%, 08/15/31 (Call 05/15/31)	810	657,429
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,286	1,151,464
Series C, 4.05%, 09/15/42 (Call 03/15/42)	634	500,767
Series C, 4.90%, 08/01/41 (Call 02/01/41)	661	585,588
Series D, 2.85%, 08/15/26 (Call 05/15/26)	707	659,908
Series E, 6.30%, 03/15/33	390	415,286
Series F, 5.25%, 08/01/33	559	549,530
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	387	347,288
5.10%, 06/01/65 (Call 12/01/64)	450	431,938
5.30%, 05/15/33(a)	505	513,880
5.45%, 02/01/41 (Call 08/01/40)	235	231,216
6.05%, 01/15/38	611	657,463
6.63%, 02/01/32(a)	542	601,934
Series A, 2.30%, 12/01/31 (Call 09/01/31)	360	294,627
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	489	418,196
2.95%, 03/01/50 (Call 09/01/49)	465	315,945
3.38%, 03/01/25 (Call 12/01/24)	372	362,254
3.70%, 03/15/45 (Call 09/15/44)	523	415,669
3.70%, 06/01/46 (Call 12/01/45)	639	496,471
3.75%, 08/15/47 (Call 02/15/47)	677	536,151
3.95%, 06/15/42 (Call 12/15/41)(a)	359	288,667
3.95%, 03/01/49 (Call 09/01/48)	629	517,031
4.30%, 07/01/44 (Call 01/01/44)(a)	390	338,714
5.20%, 04/01/33 (Call 01/01/33)(a)	710	724,349
5.40%, 04/01/53 (Call 10/01/52)(a)	750	762,054
5.70%, 10/01/37(a)	106	107,356
Series A, 1.90%, 04/01/28 (Call 02/01/28)(a)	600	531,850
Series A, 3.00%, 03/01/32 (Call 12/01/31)	670	581,167
Series A, 4.00%, 04/01/43 (Call 10/01/42)	328	271,669
Series A, 4.05%, 05/15/48 (Call 11/15/47)	620	514,995
Series A, 6.63%, 06/01/36	105	114,731
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	205,832
Series B, 3.65%, 03/01/52 (Call 09/01/51)	275	211,593
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	788	675,294
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,015	944,409
2.95%, 03/01/30 (Call 12/01/29)	419	365,952
4.88%, 06/01/28 (Call 05/01/28)	600	593,301
Series C, 2.53%, 10/01/24(c)	599	575,661
Series C, 3.40%, 06/15/29 (Call 03/15/29)	933	847,247
Series F, 1.05%, 06/01/25 (Call 05/01/25)	968	890,084
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	736	642,341
2.45%, 02/01/30 (Call 11/01/29)	473	409,099

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
2.55%, 04/15/31 (Call 01/15/31)	$537	$460,753
2.85%, 03/15/32 (Call 12/15/31)	455	389,623
2.95%, 12/01/26 (Call 09/01/26)	1,171	1,105,950
3.20%, 08/15/49 (Call 02/15/49)	914	650,153
3.45%, 04/15/51 (Call 10/15/50)	390	286,889
3.55%, 03/15/52 (Call 09/15/51)	795	602,308
3.70%, 12/01/47 (Call 06/01/47)	682	528,353
3.75%, 06/01/45 (Call 12/01/44)	724	568,376
3.88%, 03/15/46 (Call 09/15/45)	643	516,640
3.95%, 11/15/28 (Call 08/15/28)(a)	772	749,840
3.95%, 03/15/48 (Call 09/15/47)	504	410,871
4.00%, 09/30/42 (Call 03/30/42)	647	535,286
4.25%, 12/15/41 (Call 06/15/41)	855	741,848
4.95%, 01/15/33 (Call 10/15/32)	990	993,539
5.30%, 02/15/40	677	682,995
5.35%, 01/15/53 (Call 07/15/52)	725	725,179
6.00%, 01/15/38	712	758,739
6.05%, 04/15/38(a)	1,362	1,457,779
6.10%, 06/01/37	536	566,762
6.45%, 10/15/32(a)	615	669,418
Series A, 6.00%, 12/01/28(a)	791	837,940
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	917	834,578
2.45%, 06/01/30 (Call 03/01/30)	758	635,571
2.55%, 06/15/31 (Call 03/15/31)	1,087	899,472
2.65%, 09/01/26 (Call 06/01/26)	1,387	1,287,851
3.15%, 08/15/27 (Call 05/15/27)	967	900,147
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(d)	364	272,064
3.30%, 06/15/41 (Call 12/15/40)	984	722,153
3.40%, 06/15/29 (Call 03/15/29)	580	529,671
3.50%, 06/15/51 (Call 12/15/50)	934	660,621
3.75%, 09/01/46 (Call 03/01/46)	1,850	1,388,701
3.95%, 08/15/47 (Call 02/15/47)	706	539,293
4.20%, 06/15/49 (Call 12/15/48)	798	631,171
4.30%, 03/15/28 (Call 02/15/28)(a)	1,140	1,102,411
4.50%, 08/15/32 (Call 05/15/32)	1,235	1,167,387
4.80%, 12/15/45 (Call 06/15/45)	647	577,185
5.00%, 12/08/25	375	374,718
5.00%, 12/08/27 (Call 11/08/27)	855	856,953
5.00%, 08/15/52 (Call 02/15/52)(a)	1,330	1,186,921
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	415	338,745
2.40%, 12/15/31 (Call 09/15/31)	697	574,188
2.50%, 12/01/29 (Call 09/01/29)	686	599,946
3.00%, 12/15/51 (Call 06/15/51)(a)	495	335,321
3.20%, 01/15/27 (Call 10/15/26)	897	854,675
3.40%, 10/01/46 (Call 04/01/46)	689	511,179
3.80%, 07/15/28 (Call 04/15/28)	648	624,633
3.85%, 11/15/42 (Call 05/15/42)(a)	582	475,646
4.20%, 07/15/48 (Call 01/15/48)	467	392,708
5.65%, 04/01/40(a)	670	689,967
5.95%, 11/15/52 (Call 05/15/52)(a)	679	736,122
6.35%, 09/15/37	779	861,194
6.40%, 06/15/38	678	754,161
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	620	397,664
3.75%, 05/15/46 (Call 11/15/45)	529	410,324
5.40%, 04/01/53 (Call 10/01/52)	625	620,651
6.12%, 10/15/35	474	498,730
Security	Par (000)	Value
Electric (continued)
6.35%, 08/15/38(a)	$542	$606,037
6.45%, 04/01/39(a)	439	482,424
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	155	130,881
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(a)	405	381,703
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	582	410,804
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	369	307,375
3.65%, 02/01/29 (Call 11/01/28)	354	332,243
3.70%, 06/15/46 (Call 12/15/45)	650	487,321
4.30%, 02/01/49 (Call 08/01/48)	489	405,178
5.25%, 04/01/33 (Call 01/01/33)(a)	510	517,191
5.65%, 04/01/53 (Call 10/01/52)(a)	270	275,097
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	840	682,160
2.50%, 08/15/50 (Call 02/15/50)	467	285,709
2.90%, 08/15/51 (Call 02/15/51)	462	302,868
3.25%, 08/15/25 (Call 05/15/25)	684	661,398
3.40%, 04/01/32 (Call 01/01/32)	720	642,238
3.45%, 03/15/29 (Call 12/15/28)	454	421,380
3.60%, 09/15/47 (Call 03/15/47)	536	408,392
3.70%, 09/01/28 (Call 06/01/28)	556	530,763
3.70%, 10/15/46 (Call 04/15/46)	641	493,720
4.00%, 04/01/52 (Call 10/01/51)	415	335,275
4.10%, 05/15/42 (Call 11/15/41)	774	662,108
4.10%, 03/15/43 (Call 09/15/42)	444	373,534
4.15%, 12/01/44 (Call 06/01/44)	622	516,710
4.20%, 08/15/45 (Call 02/15/45)	754	629,584
4.38%, 03/30/44 (Call 09/30/43)	468	407,360
5.25%, 03/15/33 (Call 12/15/32)	660	673,693
5.35%, 03/15/53 (Call 09/15/52)(a)	710	711,954
6.30%, 04/01/38(a)	400	440,017
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	557	446,102
2.78%, 01/07/32 (Call 10/07/31)(b)	870	684,079
3.62%, 08/01/27 (Call 05/01/27)(b)	564	510,000
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,180	1,260,927
Edison International
3.55%, 11/15/24 (Call 10/15/24)	622	603,336
4.13%, 03/15/28 (Call 12/15/27)	855	803,547
4.70%, 08/15/25	660	648,822
4.95%, 04/15/25 (Call 03/15/25)	654	644,496
5.25%, 11/15/28 (Call 10/15/28)	340	335,210
5.75%, 06/15/27 (Call 04/15/27)	671	676,439
6.95%, 11/15/29 (Call 09/15/29)	755	801,999
EDP Finance BV
1.71%, 01/24/28(a)(b)	1,106	946,549
3.63%, 07/15/24(a)(b)	1,015	990,628
6.30%, 10/11/27(a)(b)	870	906,029
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	544	482,638
6.00%, 05/15/35	829	842,303
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,242	1,197,544
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,394,320
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	392	344,040
4.88%, 09/21/38 (Call 03/21/38)(b)	585	507,409
4.88%, 01/22/44(a)(b)	811	657,719
4.95%, 10/13/45 (Call 04/13/45)(b)	969	783,943
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	2,769	2,259,368
5.25%, 10/13/55 (Call 04/13/55)(b)	260	220,296

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
5.60%, 01/27/40(a)(b)	$863	$797,695
5.70%, 05/23/28 (Call 04/23/28)(b)	580	585,061
6.00%, 01/22/2114(a)(b)	662	585,804
6.25%, 05/23/33 (Call 02/23/33)(b)	580	587,586
6.90%, 05/23/53 (Call 11/23/52)(b)	580	595,945
6.95%, 01/26/39(b)	1,644	1,726,782
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	50	51,622
Emera U.S. Finance LP
0.83%, 06/15/24	410	387,108
2.64%, 06/15/31 (Call 03/15/31)(a)	680	545,017
3.55%, 06/15/26 (Call 03/15/26)	1,140	1,078,984
4.75%, 06/15/46 (Call 12/15/45)	1,646	1,310,383
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	330	262,350
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	874	843,410
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	874	851,049
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(b)	1,235	797,144
7.10%, 10/14/27 (Call 09/14/27)(b)	1,275	1,357,137
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	2,165	1,922,732
1.88%, 07/12/28 (Call 05/12/28)(b)	1,240	1,048,387
2.25%, 07/12/31 (Call 04/12/31)(b)	1,411	1,102,952
2.65%, 09/10/24(b)	1,208	1,163,952
3.50%, 04/06/28(a)(b)	1,600	1,476,586
3.63%, 05/25/27(a)(b)	740	698,160
4.25%, 06/15/25(b)	920	899,212
4.63%, 06/15/27 (Call 05/15/27)(b)	930	908,286
4.75%, 05/25/47(a)(b)	910	754,386
4.88%, 06/14/29(a)(b)	735	718,492
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	1,330	1,253,473
5.50%, 06/15/52 (Call 12/15/51)(b)	1,365	1,201,261
6.00%, 10/07/39(b)	1,962	1,915,066
6.80%, 10/14/25(b)	1,075	1,107,369
6.80%, 09/15/37(a)(b)	975	1,031,247
7.50%, 10/14/32 (Call 07/14/32)(a)(b)	1,120	1,238,582
7.75%, 10/14/52 (Call 04/14/52)(b)	1,210	1,390,327
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(b)	80	65,902
4.50%, 01/29/25(b)	320	307,308
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	680	420,831
3.35%, 06/15/52 (Call 12/15/51)	552	389,772
3.50%, 04/01/26 (Call 01/01/26)	693	669,919
3.70%, 06/01/24 (Call 03/01/24)	806	793,546
4.00%, 06/01/28 (Call 03/01/28)(a)	365	351,794
4.20%, 04/01/49 (Call 10/01/48)	615	510,854
4.95%, 12/15/44 (Call 12/15/24)	346	318,900
5.15%, 01/15/33 (Call 10/15/32)(a)	910	919,738
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,192	1,076,502
1.90%, 06/15/28 (Call 04/15/28)(a)	760	653,853
2.40%, 06/15/31 (Call 03/05/31)	813	662,353
2.80%, 06/15/30 (Call 03/15/30)	686	588,736
2.95%, 09/01/26 (Call 06/01/26)	971	903,629
3.75%, 06/15/50 (Call 12/15/49)(a)	1,093	799,095
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 07/03/23)	20	18,900
1.60%, 12/15/30 (Call 09/15/30)	326	255,462
2.35%, 06/15/32 (Call 03/15/32)	549	444,623
Security	Par (000)	Value
Electric (continued)
2.40%, 10/01/26 (Call 07/01/26)	$584	$539,177
2.90%, 03/15/51 (Call 09/15/50)	798	522,785
3.05%, 06/01/31 (Call 03/01/31)(a)	393	343,698
3.10%, 06/15/41 (Call 12/15/40)	115	86,084
3.12%, 09/01/27 (Call 06/01/27)	761	709,333
3.25%, 04/01/28 (Call 01/01/28)	1,044	971,353
4.00%, 03/15/33 (Call 12/15/32)	434	398,547
4.20%, 09/01/48 (Call 03/01/48)	916	761,195
4.20%, 04/01/50 (Call 10/01/49)	625	517,518
4.44%, 01/15/26 (Call 10/15/25)(a)	5	4,918
4.75%, 09/15/52 (Call 03/15/52)	620	563,571
4.95%, 01/15/45 (Call 01/15/25)	969	895,527
5.40%, 11/01/24	462	462,880
5.59%, 10/01/24	191	191,777
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	515	469,182
3.50%, 06/01/51 (Call 03/01/51)(a)	240	176,030
3.85%, 06/01/49 (Call 12/01/48)	452	348,305
5.00%, 09/01/33	120	118,760
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	668	530,394
3.55%, 09/30/49 (Call 03/30/49)	593	435,381
4.00%, 03/30/29 (Call 12/30/28)(a)	275	262,790
4.50%, 03/30/39 (Call 09/30/38)	731	657,701
5.00%, 09/15/52 (Call 03/15/52)(a)	235	219,218
5.15%, 06/01/45 (Call 06/01/25)(a)	130	121,206
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	823	789,482
2.90%, 09/15/29 (Call 06/15/29)	814	718,863
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	65,694
3.10%, 04/01/27 (Call 01/01/27)	535	507,473
3.25%, 12/01/25 (Call 09/01/25)	984	933,056
3.25%, 09/01/49 (Call 03/01/49)	430	300,474
3.45%, 04/15/50 (Call 10/15/49)	360	258,684
4.10%, 04/01/43 (Call 10/01/42)	442	367,115
4.13%, 03/01/42 (Call 09/01/41)	565	472,018
4.25%, 12/01/45 (Call 06/01/45)	376	310,786
4.63%, 09/01/43 (Call 03/01/43)(a)	271	228,995
5.70%, 03/15/53 (Call 09/15/52)	215	217,293
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	165	159,162
4.20%, 06/15/47 (Call 12/15/46)	410	337,464
4.20%, 03/15/48 (Call 09/15/47)(a)	497	409,122
4.95%, 04/15/33 (Call 01/15/33)	375	369,578
5.30%, 10/01/41 (Call 04/01/41)	659	639,571
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	447	361,643
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	396	331,738
Series B, 6.05%, 11/15/35	74	77,506
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(b)	752	645,445
5.15%, 12/15/27 (Call 11/15/27)(b)	805	807,243
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	480	402,424
2.90%, 03/01/27 (Call 02/01/27)	992	923,779
3.35%, 03/15/26 (Call 12/15/25)	510	485,726
3.38%, 03/01/32 (Call 12/01/31)(a)	600	526,059
3.45%, 01/15/50 (Call 07/15/49)	735	532,612
4.20%, 06/27/24	340	335,133
4.60%, 07/01/27 (Call 06/01/27)	920	905,902

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.75%, 05/15/26(a)	$300	$297,185
5.13%, 05/15/33	510	504,408
5.45%, 03/01/28 (Call 02/01/28)(a)	1,360	1,383,267
Series H, 3.15%, 01/15/25 (Call 10/15/24)	286	276,233
Series L, 2.90%, 10/01/24 (Call 08/01/24)	489	472,077
Series M, 3.30%, 01/15/28 (Call 10/15/27)	410	381,647
Series O, 4.25%, 04/01/29 (Call 01/01/29)	559	539,119
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	621	561,905
Series R, 1.65%, 08/15/30 (Call 05/15/30)	612	488,882
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	535	479,346
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	475	438,866
3.35%, 03/15/32 (Call 12/15/31)(a)	525	457,740
3.40%, 04/15/26 (Call 01/15/26)(a)	751	718,103
3.95%, 06/15/25 (Call 03/15/25)	858	836,134
4.05%, 04/15/30 (Call 01/15/30)	1,107	1,038,257
4.10%, 03/15/52 (Call 09/15/51)(a)	785	620,364
4.45%, 04/15/46 (Call 10/15/45)	819	690,159
4.70%, 04/15/50 (Call 10/15/49)	1,118	971,992
4.95%, 06/15/35 (Call 12/15/34)	460	443,989
5.10%, 06/15/45 (Call 12/15/44)	902	828,159
5.15%, 03/15/28 (Call 02/15/28)(a)	675	679,835
5.30%, 03/15/33 (Call 12/15/32)	790	795,618
5.60%, 03/15/53 (Call 09/15/52)	790	780,622
5.63%, 06/15/35	830	847,805
7.60%, 04/01/32	535	613,259
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	1,241	1,185,059
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	573	492,801
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(a)(b)	845	785,735
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	700	626,293
4.35%, 01/15/25 (Call 10/15/24)(b)	904	882,779
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	725	595,315
5.45%, 07/15/44 (Call 01/15/44)(b)	370	344,212
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	1,742	1,458,661
2.85%, 04/01/25 (Call 03/01/25)	1,852	1,788,838
2.88%, 12/04/51 (Call 06/04/51)	1,205	816,149
3.13%, 12/01/25 (Call 06/01/25)	1,277	1,229,137
3.15%, 10/01/49 (Call 04/01/49)	873	630,093
3.25%, 06/01/24 (Call 12/01/23)(a)	503	492,744
3.70%, 12/01/47 (Call 06/01/47)	929	746,707
3.80%, 12/15/42 (Call 06/15/42)	337	280,757
3.95%, 03/01/48 (Call 09/01/47)	1,090	908,375
3.99%, 03/01/49 (Call 09/01/48)	680	565,633
4.05%, 06/01/42 (Call 12/01/41)	635	547,466
4.05%, 10/01/44 (Call 04/01/44)	535	454,510
4.13%, 02/01/42 (Call 08/01/41)	740	644,222
4.13%, 06/01/48 (Call 12/01/47)	507	433,293
4.40%, 05/15/28 (Call 03/15/28)(a)	500	496,028
4.45%, 05/15/26 (Call 04/15/26)(a)	295	293,346
4.63%, 05/15/30 (Call 03/15/30)	470	465,730
4.80%, 05/15/33 (Call 02/15/33)	295	294,875
4.95%, 06/01/35(a)	695	695,196
5.05%, 04/01/28 (Call 03/01/28)	490	500,784
5.10%, 04/01/33 (Call 01/01/33)(a)	1,055	1,079,427
5.13%, 06/01/41 (Call 12/01/40)	260	247,035
5.25%, 02/01/41 (Call 08/01/40)	675	676,276
Security	Par (000)	Value

Electric (continued)
5.30%, 04/01/53 (Call 10/01/52)	$655	$668,675
5.63%, 04/01/34(a)	82	85,818
5.65%, 02/01/37	745	780,326
5.69%, 03/01/40(a)	935	991,179
5.95%, 10/01/33(a)	750	805,556
5.95%, 02/01/38	980	1,064,358
5.96%, 04/01/39	585	628,980
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,305	1,217,917
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	365	347,899
3.25%, 03/30/27 (Call 12/30/26)	280	265,048
4.30%, 03/15/42	1,108	943,452
4.30%, 03/15/43	857	723,306
4.65%, 05/16/28	500	494,573
4.70%, 05/15/32 (Call 02/15/32)(a)	970	943,822
4.95%, 05/17/33	500	492,949
5.13%, 05/15/52 (Call 11/15/51)(a)	610	583,572
5.40%, 06/01/40(a)	194	186,264
Series 10-C, 4.75%, 09/01/40	684	629,727
Series A, 2.20%, 09/15/24 (Call 08/15/24)	937	897,125
Series A, 3.25%, 03/15/51 (Call 09/15/50)	825	569,038
Series B, 2.65%, 09/15/29 (Call 06/15/29)	883	767,086
Series B, 3.70%, 01/30/50 (Call 07/30/49)	872	659,321
Great River Energy, 6.25%, 07/01/38(b)	285	302,239
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	75	71,707
Iberdrola International BV
5.81%, 03/15/25	545	550,086
6.75%, 07/15/36(a)	920	1,051,617
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	65	46,505
5.50%, 03/15/53 (Call 09/15/52)(a)	485	497,151
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	635	533,468
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	267,421
3.85%, 05/15/28 (Call 02/15/28)(a)	255	244,943
4.25%, 08/15/48 (Call 02/15/48)	570	476,355
5.63%, 04/01/53 (Call 10/01/52)	720	735,689
6.05%, 03/15/37	405	429,171
Series K, 4.55%, 03/15/46 (Call 09/15/45)(a)	505	436,655
Series L, 3.75%, 07/01/47 (Call 01/01/47)	407	310,532
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	485	392,685
4.70%, 09/01/45 (Call 03/01/45)(b)	310	267,514
5.65%, 12/01/32 (Call 09/01/32)(b)	865	891,669
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	55	49,981
4.75%, 01/15/51 (Call 07/15/50)(b)	450	331,875
4.88%, 01/14/48(a)(b)	487	366,468
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	1,225	994,561
Interconexion Electrica SA ESP, 3.83%, 11/26/33
(Call 08/26/33)(a)(b)	65	53,950
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	269	224,375
3.10%, 11/30/51 (Call 05/30/51)(a)	390	257,308
3.25%, 12/01/24 (Call 09/01/24)	595	576,471
3.40%, 08/15/25 (Call 05/15/25)	320	304,332
3.50%, 09/30/49 (Call 03/30/49)	535	387,754
3.60%, 04/01/29 (Call 01/01/29)	264	244,139
3.70%, 09/15/46 (Call 03/15/46)	355	265,359
4.10%, 09/26/28 (Call 06/26/28)	555	533,671

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 10/15/43 (Call 04/15/43)(a)	$362	$313,182
6.25%, 07/15/39	491	524,298
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	455	440,019
4.25%, 05/01/30 (Call 02/01/30)	455	411,818
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)(f)	1,470	1,380,936
7.75%, 12/15/27(b)	100	107,579
Series 6, 5.00%, 11/12/24(b)(f)	1,000	986,408
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	802	693,224
3.25%, 06/30/26 (Call 03/30/26)	860	815,600
3.35%, 11/15/27 (Call 08/15/27)	802	752,070
3.65%, 06/15/24 (Call 03/15/24)	280	273,177
4.95%, 09/22/27 (Call 08/22/27)(a)(b)	915	911,303
5.30%, 07/01/43 (Call 01/01/43)	865	809,942
5.40%, 06/01/33 (Call 03/01/33)(b)	340	340,215
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)(b)	340	282,648
4.30%, 01/15/26 (Call 10/15/25)(b)	885	864,333
6.15%, 06/01/37(a)	153	161,487
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	660	610,668
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	690	659,044
3.30%, 06/01/50 (Call 12/01/49)	615	432,703
4.38%, 10/01/45 (Call 04/01/45)	517	431,319
5.13%, 11/01/40 (Call 05/01/40)	1,065	1,020,229
5.45%, 04/15/33 (Call 01/15/33)(a)	270	276,408
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	269	230,967
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,360	1,270,540
3.60%, 05/06/25(a)(b)	135	130,960
Korea Electric Power Corp., 2.50%, 06/24/24(b)	555	539,210
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	462,792
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(b)	1,243	966,208
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	451	403,168
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	447	371,591
4.38%, 10/01/45 (Call 04/01/45)	1,138	951,914
4.65%, 11/15/43 (Call 05/15/43)	435	374,989
5.13%, 11/15/40 (Call 05/01/40)	355	343,683
5.45%, 04/15/33 (Call 01/15/33)	165	168,564
Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	161	155,431
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	115,500
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	489	380,809
4.00%, 08/15/46 (Call 02/15/46)(a)(b)	520	393,665
5.90%, 11/15/39(b)	705	716,687
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	185	177,582
4.30%, 01/15/29 (Call 10/15/28)(b)	626	598,764
5.20%, 04/01/28 (Call 03/01/28)(a)(b)	125	125,949
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32(b)	201	194,418
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	745	479,246
3.10%, 05/01/27 (Call 02/01/27)	608	576,904
3.15%, 04/15/50 (Call 10/15/49)	1,020	725,061
3.50%, 10/15/24 (Call 07/15/24)(a)	550	537,874
Security	Par (000)	Value

Electric (continued)
3.65%, 04/15/29 (Call 01/15/29)	$1,302	$1,237,098
3.65%, 08/01/48 (Call 02/01/48)	732	570,351
3.95%, 08/01/47 (Call 02/01/47)	595	489,643
4.25%, 05/01/46 (Call 11/01/45)	536	458,401
4.25%, 07/15/49 (Call 01/15/49)	1,277	1,098,818
4.40%, 10/15/44 (Call 04/15/44)	508	451,660
4.80%, 09/15/43 (Call 03/15/43)	608	569,867
5.75%, 11/01/35(a)	305	322,706
5.80%, 10/15/36(a)	675	724,297
6.75%, 12/30/31(a)	1,065	1,210,406
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28
(Call 02/15/28)(a)(b)	893	858,731
Minejesa Capital BV
4.63%, 08/10/30(b)	889	794,169
5.63%, 08/10/37(b)	490	386,359
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	739	703,067
Series 12-A, 4.25%, 03/15/42	513	426,678
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	361	239,755
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	540	512,098
5.40%, 12/15/43 (Call 06/15/43)(b)	465	456,038
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	732	656,771
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	215	206,537
4.17%, 12/10/42(b)	380	302,344
5.64%, 03/15/40(b)	186	182,204
National Grid USA
5.80%, 04/01/35(a)	415	425,137
8.00%, 11/15/30	125	139,502
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	902	806,025
1.35%, 03/15/31 (Call 12/15/30)	539	413,538
1.65%, 06/15/31 (Call 03/15/31)	523	409,285
1.88%, 02/07/25(a)	680	645,760
2.40%, 03/15/30 (Call 12/15/29)	510	433,866
2.75%, 04/15/32 (Call 01/15/32)	270	226,837
2.85%, 01/27/25 (Call 10/27/24)(a)	307	296,256
3.05%, 04/25/27 (Call 01/25/27)	610	574,763
3.25%, 11/01/25 (Call 08/01/25)	348	333,949
3.40%, 02/07/28 (Call 11/07/27)	446	421,031
3.45%, 06/15/25	640	618,674
3.70%, 03/15/29 (Call 12/15/28)	592	558,638
3.90%, 11/01/28 (Call 08/01/28)(a)	424	406,027
4.02%, 11/01/32 (Call 05/01/32)	326	303,025
4.15%, 12/15/32 (Call 09/15/32)(a)	597	558,763
4.30%, 03/15/49 (Call 09/15/48)	438	366,740
4.40%, 11/01/48 (Call 05/01/48)	595	504,817
4.45%, 03/13/26 (Call 02/13/26)	225	223,619
4.80%, 03/15/28 (Call 02/15/28)(a)	905	906,635
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(d)	248	232,909
5.45%, 10/30/25	375	378,598
5.80%, 01/15/33 (Call 07/15/32)	805	849,667
Series C, 8.00%, 03/01/32	785	929,515
Series D, 1.00%, 10/18/24	465	438,401
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	542	530,159
5.45%, 05/15/41 (Call 11/15/40)(a)	185	181,245
5.90%, 05/01/53 (Call 11/01/52)	210	227,782

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	$614	$579,927
Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	521	447,678
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	430	295,330
Series N, 6.65%, 04/01/36	270	300,709
Series R, 6.75%, 07/01/37	185	210,876
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)(b)	475	301,328
3.80%, 12/05/47 (Call 06/05/47)(b)	385	299,481
5.94%, 11/25/52 (Call 05/25/52)(a)(b)	430	452,811
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	720	571,502
3.25%, 12/01/26 (Call 09/01/26)(b)	242	229,057
3.30%, 09/15/49 (Call 03/15/49)(b)	557	386,827
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,245	1,118,329
1.90%, 06/15/28 (Call 04/15/28)	507	438,520
2.25%, 06/01/30 (Call 03/01/30)	1,487	1,235,184
2.44%, 01/15/32 (Call 10/15/31)	1,554	1,264,114
2.75%, 11/01/29 (Call 08/01/29)	1,440	1,264,169
3.00%, 01/15/52 (Call 07/15/51)(a)	690	449,757
3.50%, 04/01/29 (Call 01/01/29)	940	866,748
3.55%, 05/01/27 (Call 02/01/27)	1,330	1,260,366
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(d)	415	344,771
4.20%, 06/20/24	580	571,850
4.26%, 09/01/24	500	492,314
4.45%, 06/20/25	1,125	1,112,937
4.63%, 07/15/27 (Call 06/15/27)	1,250	1,241,481
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(d)	371	319,068
4.90%, 02/28/28 (Call 01/28/28)(a)	1,770	1,762,487
5.00%, 02/28/30 (Call 12/28/29)(a)	850	843,814
5.00%, 07/15/32 (Call 04/15/32)(a)	600	592,628
5.05%, 02/28/33 (Call 11/28/32)	1,460	1,445,925
5.25%, 02/28/53 (Call 08/28/52)	1,475	1,394,774
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(d)	736	666,080
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	761	613,454
2.76%, 01/10/32 (Call 10/10/31)(b)	610	499,694
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	445	288,629
3.51%, 10/01/24 (Call 07/01/24)(b)	525	505,957
4.12%, 11/28/42(b)	305	243,318
4.28%, 12/15/28 (Call 09/15/28)(b)	433	409,725
4.28%, 10/01/34 (Call 04/01/34)(a)(b)	366	326,888
5.78%, 09/16/52 (Call 03/16/52)(b)	835	834,607
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	205	172,510
2.60%, 06/01/51 (Call 12/01/50)	457	292,739
2.90%, 03/01/50 (Call 09/01/49)(a)	616	423,223
3.20%, 04/01/52 (Call 10/01/51)	337	240,832
3.40%, 08/15/42 (Call 02/15/42)	416	327,330
3.60%, 05/15/46 (Call 11/15/45)	669	518,391
3.60%, 09/15/47 (Call 03/15/47)	601	473,103
4.00%, 08/15/45 (Call 02/15/45)(a)	511	420,379
4.13%, 05/15/44 (Call 11/15/43)	332	285,583
4.50%, 06/01/52 (Call 12/01/51)	515	462,929
4.85%, 08/15/40 (Call 02/15/40)(a)	396	365,062
5.10%, 05/15/53	450	439,973
5.25%, 07/15/35	170	171,102
Security	Par (000)	Value

Electric (continued)
5.35%, 11/01/39	$298	$302,368
6.20%, 07/01/37(a)	639	692,622
6.25%, 06/01/36(a)	710	774,084
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	395	332,429
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	811	726,719
2.45%, 12/02/27 (Call 10/02/27)(b)	993	844,439
3.75%, 06/15/24 (Call 05/15/24)(b)	603	584,093
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	1,033	923,258
7.00%, 03/15/33 (Call 12/15/32)(b)	920	928,240
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	309,046
3.10%, 06/01/51 (Call 12/01/50)	945	649,909
3.20%, 05/15/27 (Call 02/15/27)(a)	879	835,461
3.25%, 11/15/25 (Call 08/15/25)(a)	327	312,834
3.25%, 05/15/29 (Call 02/15/29)	695	644,654
3.95%, 04/01/30 (Call 01/01/30)	330	314,273
4.40%, 03/01/44 (Call 09/01/43)	210	187,142
4.55%, 06/01/52 (Call 12/01/51)	739	663,220
5.50%, 03/15/40(a)	465	470,917
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	275	203,918
4.20%, 12/01/42	885	676,023
4.25%, 04/01/46 (Call 10/01/45)	408	303,665
4.55%, 06/01/44(a)	380	301,019
5.05%, 10/01/48 (Call 04/01/48)	364	320,278
5.25%, 09/01/50(a)	410	380,271
5.38%, 11/01/40(a)	500	466,557
5.95%, 11/01/39(a)	541	534,252
6.19%, 01/01/31(b)	155	158,344
Ohio Edison Co.
6.88%, 07/15/36	555	625,749
8.25%, 10/15/38(a)	300	360,994
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	370	298,184
4.15%, 04/01/48 (Call 10/01/47)	360	298,138
5.00%, 06/01/33	175	172,843
Series D, 6.60%, 03/01/33(a)	610	672,002
Series F, 5.85%, 10/01/35	390	398,263
Series G, 6.60%, 02/15/33	390	427,449
Series P, 2.60%, 04/01/30 (Call 01/01/30)	345	297,208
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	317	251,128
Series R, 2.90%, 10/01/51 (Call 04/01/51)	480	316,039
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	636	572,809
3.30%, 03/15/30 (Call 09/15/29)	365	329,645
3.80%, 08/15/28 (Call 02/15/28)(a)	436	416,197
3.85%, 08/15/47 (Call 02/15/47)	330	254,622
3.90%, 05/01/43 (Call 11/01/42)(a)	160	122,826
4.00%, 12/15/44 (Call 06/15/44)	260	198,725
4.15%, 04/01/47 (Call 10/01/46)	990	803,175
4.55%, 03/15/44 (Call 09/15/43)	250	213,387
5.25%, 05/15/41 (Call 11/15/40)	65	59,781
5.40%, 01/15/33 (Call 07/15/32)	200	204,471
5.60%, 04/01/53 (Call 10/01/52)	225	225,634
5.85%, 06/01/40	170	168,880
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	789	713,743
2.70%, 11/15/51 (Call 05/15/51)	995	646,004
2.75%, 06/01/24 (Call 05/01/24)	528	513,352

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.75%, 05/15/30 (Call 02/15/30)	$510	$451,778
2.95%, 04/01/25 (Call 01/01/25)	618	594,919
3.10%, 09/15/49 (Call 03/15/49)	1,048	739,516
3.70%, 11/15/28 (Call 08/15/28)	305	292,875
3.70%, 05/15/50 (Call 11/15/49)	639	507,767
3.75%, 04/01/45 (Call 10/01/44)(a)	540	438,901
3.80%, 09/30/47 (Call 03/30/47)	680	544,881
3.80%, 06/01/49 (Call 12/01/48)	525	422,499
4.10%, 11/15/48 (Call 05/15/48)	468	396,473
4.15%, 06/01/32 (Call 03/01/32)(a)	325	310,489
4.55%, 09/15/32 (Call 06/15/32)	445	436,078
4.55%, 12/01/41 (Call 06/01/41)(a)	290	267,807
4.60%, 06/01/52 (Call 12/01/51)	660	595,653
4.95%, 09/15/52 (Call 03/15/52)	200	191,314
5.25%, 09/30/40	210	208,099
5.30%, 06/01/42 (Call 12/01/41)(a)	640	653,010
5.35%, 10/01/52 (Call 04/01/52)(a)	482	489,337
7.00%, 05/01/32	490	559,860
7.25%, 01/15/33	555	653,782
7.50%, 09/01/38	440	539,039
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	660	571,190
2.50%, 02/01/31 (Call 11/01/30)	1,652	1,301,996
2.95%, 03/01/26 (Call 12/01/25)	967	893,987
3.00%, 06/15/28 (Call 04/15/28)	490	429,269
3.15%, 01/01/26	1,105	1,033,216
3.25%, 06/01/31 (Call 03/01/31)	805	666,803
3.30%, 03/15/27 (Call 12/15/26)(a)	330	301,770
3.30%, 12/01/27 (Call 09/01/27)	1,575	1,405,043
3.30%, 08/01/40 (Call 02/01/40)	1,146	769,880
3.40%, 08/15/24 (Call 05/15/24)	162	157,354
3.45%, 07/01/25	807	767,359
3.50%, 06/15/25 (Call 03/15/25)	884	847,892
3.50%, 08/01/50 (Call 02/01/50)(a)	2,072	1,295,029
3.75%, 07/01/28	1,099	998,369
3.75%, 08/15/42 (Call 02/15/42)	449	304,624
3.95%, 12/01/47 (Call 06/01/47)	966	654,329
4.00%, 12/01/46 (Call 06/01/46)	763	513,498
4.20%, 03/01/29 (Call 01/01/29)	760	695,265
4.20%, 06/01/41 (Call 12/01/40)	625	464,709
4.25%, 03/15/46 (Call 09/15/45)	685	487,699
4.30%, 03/15/45 (Call 09/15/44)	665	472,404
4.40%, 03/01/32 (Call 12/01/31)	815	714,743
4.45%, 04/15/42 (Call 10/15/41)	571	432,262
4.50%, 07/01/40 (Call 01/01/40)	2,035	1,577,481
4.50%, 12/15/41 (Call 06/15/41)	425	310,057
4.55%, 07/01/30 (Call 01/01/30)	3,022	2,754,112
4.60%, 06/15/43 (Call 12/15/42)	470	350,677
4.65%, 08/01/28 (Call 05/01/28)	450	422,354
4.75%, 02/15/44 (Call 08/15/43)	817	623,830
4.95%, 06/08/25(a)	790	776,602
4.95%, 07/01/50 (Call 01/01/50)	3,391	2,640,370
5.25%, 03/01/52 (Call 09/01/51)	1,195	964,651
5.45%, 06/15/27 (Call 05/15/27)	935	920,806
5.90%, 06/15/32 (Call 03/15/32)	780	762,872
6.15%, 01/15/33 (Call 10/15/32)	1,000	986,459
6.70%, 04/01/53 (Call 10/01/52)	630	614,161
6.75%, 01/15/53 (Call 07/15/52)	960	940,616
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	352	308,185
Security	Par (000)	Value

Electric (continued)
2.90%, 06/15/52 (Call 12/15/51)	$1,045	$683,947
3.30%, 03/15/51 (Call 09/15/50)	587	417,173
3.35%, 07/01/25 (Call 04/01/25)	295	282,445
3.50%, 06/15/29 (Call 03/15/29)	445	415,468
4.10%, 02/01/42 (Call 08/01/41)	795	672,841
4.13%, 01/15/49 (Call 07/15/48)	507	418,257
4.15%, 02/15/50 (Call 08/15/49)	552	454,706
5.25%, 06/15/35(a)	210	212,614
5.35%, 12/01/53 (Call 06/01/53)	1,140	1,128,394
5.50%, 05/15/54	860	868,878
5.75%, 04/01/37	857	897,104
6.00%, 01/15/39	781	814,877
6.10%, 08/01/36	529	570,117
6.25%, 10/15/37	558	605,527
6.35%, 07/15/38	374	412,027
7.70%, 11/15/31	142	170,007
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	533	347,271
2.85%, 09/15/51 (Call 03/15/51)	470	308,530
3.00%, 09/15/49 (Call 03/15/49)	580	397,605
3.05%, 03/15/51 (Call 09/15/50)	365	249,885
3.15%, 10/15/25 (Call 07/15/25)(a)	467	453,242
3.70%, 09/15/47 (Call 03/15/47)	450	356,097
3.90%, 03/01/48 (Call 09/01/47)	575	471,950
4.15%, 10/01/44 (Call 04/01/44)	430	365,631
4.38%, 08/15/52 (Call 02/15/52)	230	202,005
4.60%, 05/15/52 (Call 11/15/51)(a)	385	349,227
4.80%, 10/15/43 (Call 04/15/43)	715	652,852
5.95%, 10/01/36(a)	185	196,727
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	670	615,328
3.60%, 06/01/29 (Call 03/01/29)(b)	310	285,182
6.15%, 10/01/38	640	641,002
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	575	528,310
4.00%, 06/30/50 (Call 12/30/49)(b)	890	630,562
4.13%, 05/15/27(b)	1,307	1,251,452
5.45%, 05/21/28(b)	1,095	1,097,737
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	767	656,386
3.38%, 02/05/30(a)(b)	225	197,438
4.38%, 02/05/50(b)	660	493,416
4.88%, 07/17/49(b)	896	723,432
5.25%, 10/24/42(a)(b)	973	855,408
5.25%, 05/15/47(a)(b)	465	399,900
5.38%, 01/25/29(a)(b)	1,000	995,000
6.15%, 05/21/48(b)	1,500	1,441,875
6.25%, 01/25/49(b)	824	798,250
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	732	670,809
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	633	546,351
6.50%, 11/15/37(a)	403	448,882
7.90%, 12/15/38(a)	35	42,754
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	903	858,145
4.13%, 04/15/30 (Call 01/15/30)	219	203,995
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	399	278,842

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 06/01/47 (Call 12/01/46)	$392	$326,898
4.13%, 06/15/44 (Call 12/15/43)	380	321,427
4.15%, 10/01/45 (Call 04/01/45)	386	328,048
4.15%, 06/15/48 (Call 12/15/47)	474	409,462
4.75%, 07/15/43 (Call 01/15/43)(a)	155	144,362
5.00%, 05/15/33 (Call 02/15/33)(a)	635	640,529
5.25%, 05/15/53 (Call 11/15/52)	600	601,353
6.25%, 05/15/39	345	375,978
Progress Energy Inc.
6.00%, 12/01/39	634	638,880
7.00%, 10/30/31(a)	505	556,935
7.75%, 03/01/31	739	841,507
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	615	498,328
2.90%, 05/15/25 (Call 12/15/24)	813	779,866
3.55%, 06/15/46 (Call 12/15/45)(a)	445	326,670
3.60%, 09/15/42 (Call 03/15/42)	408	326,775
3.70%, 06/15/28 (Call 12/15/27)	168	162,036
3.80%, 06/15/47 (Call 12/15/46)	653	519,298
3.95%, 03/15/43 (Call 09/15/42)	350	279,414
4.05%, 09/15/49 (Call 03/15/49)	715	586,148
4.10%, 06/01/32 (Call 03/01/32)(a)	245	233,079
4.10%, 06/15/48 (Call 12/15/47)	385	320,058
4.30%, 03/15/44 (Call 09/15/43)	396	345,951
4.50%, 06/01/52 (Call 12/01/51)(a)	450	397,802
4.75%, 08/15/41 (Call 02/15/41)	185	164,322
5.25%, 04/01/53 (Call 10/01/52)	935	924,496
6.50%, 08/01/38	65	73,148
Series 17, 6.25%, 09/01/37(a)	304	332,826
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	627	452,357
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	916	753,080
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	510	330,286
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	385	296,587
5.15%, 01/15/53 (Call 07/15/52)(a)	580	577,555
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	578	483,065
Public Service Co. of New Mexico, 3.85%, 08/01/25
(Call 05/01/25)	610	584,627
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	925	930,239
Series G, 6.63%, 11/15/37(a)	345	372,291
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	230	187,015
Series K, 3.15%, 08/15/51 (Call 02/15/51)	275	183,582
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	951	862,438
1.90%, 08/15/31 (Call 05/15/31)	575	466,664
2.05%, 08/01/50 (Call 02/01/50)	536	304,369
2.25%, 09/15/26 (Call 06/15/26)(a)	380	350,889
2.45%, 01/15/30 (Call 10/15/29)	550	478,026
2.70%, 05/01/50 (Call 11/01/49)(a)	515	338,746
3.00%, 05/15/25 (Call 02/15/25)(a)	347	334,668
3.00%, 05/15/27 (Call 02/15/27)	630	594,848
3.00%, 03/01/51 (Call 09/01/50)(a)	409	284,000
3.05%, 11/15/24 (Call 08/15/24)	100	97,137
3.10%, 03/15/32 (Call 12/15/31)	715	632,709
3.15%, 08/15/24 (Call 05/15/24)(a)	32	31,156
3.15%, 01/01/50 (Call 07/01/49)	325	232,469
3.20%, 05/15/29 (Call 02/15/29)(a)	95	87,014
3.20%, 08/01/49 (Call 02/01/49)(a)	326	238,401
3.60%, 12/01/47 (Call 06/01/47)	459	355,594
Security	Par (000)	Value

Electric (continued)
3.65%, 09/01/28 (Call 06/01/28)(a)	$787	$745,912
3.65%, 09/01/42 (Call 03/01/42)	400	322,331
3.70%, 05/01/28 (Call 02/01/28)	165	158,429
3.80%, 01/01/43 (Call 07/01/42)(a)	585	481,041
3.80%, 03/01/46 (Call 09/01/45)	905	723,970
3.85%, 05/01/49 (Call 11/01/48)(a)	314	253,451
3.95%, 05/01/42 (Call 11/01/41)	385	321,812
4.05%, 05/01/48 (Call 11/01/47)	365	309,307
4.15%, 11/01/45 (Call 05/01/45)	300	244,904
4.65%, 03/15/33 (Call 12/15/32)	445	440,379
4.90%, 12/15/32 (Call 09/15/32)	546	551,644
5.13%, 03/15/53 (Call 09/15/52)(a)	460	456,034
5.38%, 11/01/39	300	293,235
5.50%, 03/01/40	395	405,241
5.80%, 05/01/37(a)	295	312,580
Series I, 4.00%, 06/01/44 (Call 12/01/43)	425	345,453
Series K, 4.05%, 05/01/45 (Call 11/01/44)(a)	230	183,898
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	503	458,338
1.60%, 08/15/30 (Call 05/15/30)	607	480,427
2.45%, 11/15/31 (Call 08/15/31)(a)	1,000	810,934
2.88%, 06/15/24 (Call 05/15/24)	786	763,017
5.85%, 11/15/27 (Call 10/15/27)	915	944,478
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	780	681,417
3.65%, 05/15/25 (Call 02/15/25)	857	825,730
4.10%, 06/15/30 (Call 03/15/30)	535	492,923
4.22%, 03/15/32 (Call 12/15/31)	490	445,818
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	255	168,085
3.25%, 09/15/49 (Call 03/15/49)	305	215,455
4.22%, 06/15/48 (Call 12/15/47)	370	311,357
4.30%, 05/20/45 (Call 11/20/44)	397	331,737
4.43%, 11/15/41 (Call 05/15/41)	409	337,231
5.48%, 06/01/35(a)	260	258,594
5.64%, 04/15/41 (Call 10/15/40)(a)	205	206,796
5.76%, 10/01/39	580	591,001
5.76%, 07/15/40(a)	670	652,267
5.80%, 03/15/40	605	611,574
6.27%, 03/15/37(a)	275	297,804
6.72%, 06/15/36(a)	230	247,821
7.02%, 12/01/27	380	407,647
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(a)(b)	944	883,164
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	205	216,480
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,245	1,178,477
3.70%, 03/15/52 (Call 09/15/51)	230	178,021
3.95%, 11/15/41(a)	282	225,906
4.15%, 05/15/48 (Call 11/15/47)	619	514,337
4.30%, 04/01/42 (Call 10/01/41)	546	454,480
4.50%, 08/15/40	794	729,080
5.35%, 05/15/35	100	99,225
5.35%, 05/15/40(a)	175	168,460
5.35%, 04/01/53 (Call 10/01/52)	615	607,585
6.00%, 06/01/26	60	62,195
6.00%, 06/01/39(a)	345	355,403
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	602	469,980
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	600	491,816
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	632	453,512

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	$853	$688,694
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	755	509,961
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	585	504,890
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	775	740,592
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,036	1,012,568
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	999	932,291
3.30%, 04/01/25 (Call 03/01/25)	300	288,784
3.40%, 02/01/28 (Call 11/01/27)	1,312	1,221,028
3.70%, 04/01/29 (Call 02/01/29)	560	514,429
3.80%, 02/01/38 (Call 08/01/37)	848	706,584
4.00%, 02/01/48 (Call 08/01/47)	765	593,674
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(d)	905	733,638
6.00%, 10/15/39	1,229	1,253,006
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	902	848,735
Series P, 6.75%, 07/01/37(a)	185	204,665
Solar Star Funding LLC, 5.38%, 06/30/35(b)	94	94,457
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	878	739,315
2.75%, 02/01/32 (Call 11/01/31)(a)	415	350,548
2.85%, 08/01/29 (Call 05/01/29)	486	430,405
3.45%, 02/01/52 (Call 08/01/51)	725	513,766
3.65%, 02/01/50 (Call 08/01/49)	1,212	900,053
3.90%, 12/01/41 (Call 06/01/41)(a)	293	228,460
4.00%, 04/01/47 (Call 10/01/46)	1,693	1,329,649
4.05%, 03/15/42 (Call 09/15/41)	410	329,129
4.50%, 09/01/40 (Call 03/01/40)	702	606,782
4.65%, 10/01/43 (Call 04/01/43)	611	533,419
4.90%, 06/01/26 (Call 05/01/26)	420	417,045
5.30%, 03/01/28 (Call 02/01/28)	820	834,849
5.50%, 03/15/40	489	474,645
5.63%, 02/01/36	190	192,558
5.70%, 03/01/53 (Call 09/01/52)	590	587,034
5.85%, 11/01/27 (Call 10/01/27)	1,000	1,035,766
5.88%, 12/01/53 (Call 06/01/53)	580	589,462
5.95%, 11/01/32 (Call 08/01/32)	980	1,037,546
6.00%, 01/15/34	632	663,245
6.05%, 03/15/39	675	700,482
6.65%, 04/01/29	355	375,668
Series 04-G, 5.75%, 04/01/35	390	399,899
Series 05-B, 5.55%, 01/15/36(a)	215	210,839
Series 05-E, 5.35%, 07/15/35	432	425,968
Series 06-E, 5.55%, 01/15/37	815	813,615
Series 08-A, 5.95%, 02/01/38	750	778,514
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	520	410,667
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	901	812,654
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	695	448,304
Series A, 4.20%, 03/01/29 (Call 12/01/28)	663	636,610
Series B, 3.65%, 03/01/28 (Call 12/01/27)	470	444,527
Series B, 4.88%, 03/01/49 (Call 09/01/48)	747	667,373
Series C, 3.60%, 02/01/45 (Call 08/01/44)	585	425,311
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,535	1,235,196
Series C, 4.20%, 06/01/25	605	594,077
Series D, 4.70%, 06/01/27 (Call 05/01/27)	835	830,499
Series E, 3.70%, 08/01/25 (Call 06/01/25)	896	870,523
Series E, 5.45%, 06/01/52 (Call 12/01/51)	430	415,405
Series G, 2.50%, 06/01/31 (Call 03/01/31)	265	222,118
Series H, 3.65%, 06/01/51 (Call 12/01/50)	525	389,439
Security	Par (000)	Value

Electric (continued)
Series K, 0.98%, 08/01/24	$490	$464,970
Southern California Gas Co., 5.20%, 06/01/33(a)	580	576,930
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	2,122	2,017,078
4.25%, 07/01/36 (Call 01/01/36)	319	285,404
4.40%, 07/01/46 (Call 01/01/46)	2,160	1,802,127
4.48%, 08/01/24(a)(c)	50	49,264
4.85%, 06/15/28 (Call 04/15/28)	720	711,263
5.11%, 08/01/27	940	937,891
5.15%, 10/06/25	461	461,698
5.20%, 06/15/33 (Call 12/15/32)	750	741,988
5.70%, 10/15/32 (Call 04/15/32)(a)	700	721,152
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(d)	865	733,823
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	592	509,076
Series A, 3.70%, 04/30/30 (Call 01/30/30)	585	538,419
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(d)	950	885,143
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	737	666,099
4.15%, 12/01/25 (Call 09/01/25)	1,169	1,147,232
5.15%, 09/15/41	553	512,879
5.25%, 07/15/43(a)	526	482,798
Series F, 4.95%, 12/15/46 (Call 06/15/46)	523	454,701
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	775	509,339
5.30%, 04/01/33 (Call 01/01/33)	270	268,041
6.20%, 03/15/40(a)	450	463,409
Series J, 3.90%, 04/01/45 (Call 10/01/44)	514	391,112
Series K, 2.75%, 10/01/26 (Call 07/01/26)	646	596,982
Series L, 3.85%, 02/01/48 (Call 08/01/47)	589	439,543
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	883	844,901
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	950	863,139
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	50	48,906
3.40%, 08/15/46 (Call 02/15/46)(a)	510	371,316
3.70%, 08/15/47 (Call 02/15/47)	467	354,756
3.75%, 06/15/49 (Call 12/15/48)	527	398,925
4.50%, 08/15/41 (Call 02/15/41)	325	286,427
6.00%, 10/01/36	415	426,510
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	329,054
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	755	523,352
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29
(Call 11/27/28)(b)	856	808,209
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	135	127,765
3.25%, 11/24/25(b)	751	721,082
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)(b)	635	548,370
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	655	655,090
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(b)	3,365	3,253,343
4.00%, 05/04/47(a)(b)	677	596,376
4.25%, 05/02/28(a)(b)	590	585,053
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	115	116,757
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	681	565,818
3.45%, 03/15/51 (Call 09/15/50)	524	372,764
3.63%, 06/15/50 (Call 12/15/49)	380	280,760

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 06/15/42 (Call 12/15/41)	$105	$85,908
4.20%, 05/15/45 (Call 11/15/44)	410	328,626
4.30%, 06/15/48 (Call 12/15/47)	592	492,817
4.35%, 05/15/44 (Call 11/15/43)	412	349,086
4.45%, 06/15/49 (Call 12/15/48)	528	446,251
5.00%, 07/15/52 (Call 01/15/52)	421	391,822
6.15%, 05/15/37(a)	90	91,946
6.55%, 05/15/36	530	565,504
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	644,280
3.15%, 06/02/26(b)	600	571,483
Toledo Edison Co. (The), 6.15%, 05/15/37	247	260,521
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	359	348,320
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	340	331,099
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	365	287,917
6.00%, 06/15/40(a)(b)	740	703,710
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	692	547,479
3.05%, 03/15/25 (Call 12/15/24)	597	574,639
3.25%, 05/15/32 (Call 02/15/32)(a)	370	325,926
3.25%, 05/01/51 (Call 11/01/50)	356	239,736
4.00%, 06/15/50 (Call 12/15/49)	392	306,302
4.85%, 12/01/48 (Call 06/01/48)	456	408,186
5.50%, 04/15/53 (Call 10/15/52)(a)	525	515,146
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	795	643,126
2.63%, 03/15/51 (Call 09/15/50)	810	517,312
2.95%, 06/15/27 (Call 03/15/27)(a)	381	359,734
2.95%, 03/15/30 (Call 12/15/29)	140	125,018
3.25%, 10/01/49 (Call 04/01/49)	645	455,064
3.50%, 03/15/29 (Call 12/15/28)	456	426,406
3.65%, 04/15/45 (Call 10/15/44)	692	533,728
3.90%, 09/15/42 (Call 03/15/42)	415	337,260
3.90%, 04/01/52 (Call 10/01/51)(a)	615	494,535
4.00%, 04/01/48 (Call 10/01/47)	387	313,407
5.30%, 08/01/37	385	385,302
5.45%, 03/15/53 (Call 09/15/52)(a)	570	572,615
8.45%, 03/15/39	70	89,593
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	675	551,730
2.40%, 03/30/32 (Call 12/30/31)	450	370,133
2.45%, 12/15/50 (Call 06/15/50)	1,279	760,813
2.95%, 11/15/51 (Call 05/15/51)	520	340,371
3.30%, 12/01/49 (Call 06/01/49)	537	380,383
4.00%, 01/15/43 (Call 07/15/42)	620	506,170
4.45%, 02/15/44 (Call 08/15/43)	685	586,314
4.60%, 12/01/48 (Call 06/01/48)(a)	795	698,237
5.00%, 04/01/33 (Call 01/01/33)	755	747,842
5.45%, 04/01/53 (Call 10/01/52)	1,265	1,240,629
6.35%, 11/30/37	437	472,832
8.88%, 11/15/38(a)	753	1,008,963
Series A, 2.88%, 07/15/29 (Call 04/15/29)	625	560,276
Series A, 3.10%, 05/15/25 (Call 02/15/25)	344	330,888
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	1,282	1,234,414
Series A, 3.50%, 03/15/27 (Call 12/15/26)	950	909,094
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,103	1,055,420
Series A, 6.00%, 05/15/37	825	868,550
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	567	531,053
Security	Par (000)	Value

Electric (continued)
Series B, 3.75%, 05/15/27 (Call 04/15/27)	$373	$361,228
Series B, 3.80%, 09/15/47 (Call 03/15/47)	587	452,415
Series B, 4.20%, 05/15/45 (Call 11/15/44)(a)	485	395,150
Series B, 6.00%, 01/15/36	689	725,483
Series C, 4.00%, 11/15/46 (Call 05/15/46)(a)	703	556,948
Series C, 4.63%, 05/15/52 (Call 11/15/51)(a)	590	511,325
Series D, 4.65%, 08/15/43 (Call 02/15/43)	835	734,473
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,471	1,423,754
3.70%, 01/30/27 (Call 11/30/26)(b)	1,447	1,340,662
4.30%, 07/15/29 (Call 04/15/29)(b)	1,209	1,078,865
5.13%, 05/13/25(b)	1,155	1,127,584
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	804	692,335
1.80%, 10/15/30 (Call 07/15/30)(a)	390	312,736
2.20%, 12/15/28 (Call 10/15/28)	595	516,842
4.75%, 01/09/26 (Call 12/09/25)	1,125	1,119,027
4.75%, 01/15/28 (Call 12/15/27)	780	770,874
5.00%, 09/27/25 (Call 08/27/25)	670	669,601
5.15%, 10/01/27 (Call 09/01/27)	710	715,683
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	650	565,989
2.05%, 12/15/24 (Call 11/15/24)	561	535,378
3.10%, 06/01/25 (Call 03/01/25)(a)	190	182,383
3.65%, 12/15/42 (Call 06/15/42)(a)	175	131,362
4.25%, 06/01/44 (Call 12/01/43)	400	328,081
4.30%, 12/15/45 (Call 06/15/45)	120	96,818
4.30%, 10/15/48 (Call 04/15/48)	730	632,111
4.75%, 09/30/32 (Call 06/30/32)(a)	745	734,378
5.63%, 05/15/33(a)	222	232,452
5.70%, 12/01/36	105	107,155
Wisconsin Power & Light Co., 4.95%, 04/01/33
(Call 01/01/33)	100	99,906
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	268,146
3.00%, 07/01/29 (Call 04/01/29)	362	327,342
3.05%, 10/15/27 (Call 07/15/27)	440	410,551
3.65%, 04/01/50 (Call 10/01/49)	295	222,292
3.95%, 09/01/32 (Call 06/01/32)	850	787,457
4.10%, 10/15/44 (Call 04/15/44)(a)	170	134,644
6.38%, 08/15/37	405	438,027
7.60%, 10/01/38	375	445,553
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	360	237,891
3.30%, 09/01/49 (Call 03/01/49)(a)	575	408,191
3.67%, 12/01/42	437	343,097
4.75%, 11/01/44 (Call 05/01/44)	274	247,690
5.35%, 11/10/25 (Call 10/10/25)	385	387,964
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	705	631,109
2.35%, 11/15/31 (Call 05/15/31)	415	336,026
2.60%, 12/01/29 (Call 06/01/29)	512	445,062
3.30%, 06/01/25 (Call 12/01/24)	658	634,386
3.35%, 12/01/26 (Call 06/01/26)	797	757,618
3.40%, 06/01/30 (Call 12/01/29)	495	448,364
3.50%, 12/01/49 (Call 06/01/49)	410	298,321
4.00%, 06/15/28 (Call 12/15/27)	354	340,613
4.60%, 06/01/32 (Call 12/01/31)	870	837,322
4.80%, 09/15/41 (Call 03/15/41)	393	350,028

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.50%, 07/01/36	$615	$668,384
		728,564,186
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	659	528,766
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,296	1,151,182
1.80%, 10/15/27 (Call 08/15/27)	794	709,063
1.95%, 10/15/30 (Call 07/15/30)(a)	1,010	841,592
2.00%, 12/21/28 (Call 10/21/28)	845	739,642
2.20%, 12/21/31 (Call 09/21/31)(a)	395	327,276
2.75%, 10/15/50 (Call 04/15/50)	1,121	731,977
2.80%, 12/21/51 (Call 06/21/51)	1,635	1,075,606
3.15%, 06/01/25 (Call 03/01/25)	295	285,202
5.25%, 11/15/39(a)	30	30,491
6.00%, 08/15/32(a)	635	672,545
6.13%, 04/15/39(a)	110	117,100
Molex Electronic Technologies LLC, 3.90%, 04/15/25
(Call 01/15/25)(b)	695	667,665
		7,878,107
Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	638	527,071
2.30%, 03/12/31 (Call 12/12/30)	1,337	1,106,048
2.75%, 09/15/29 (Call 06/15/29)	704	621,783
3.05%, 09/22/26 (Call 06/22/26)	492	459,663
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	898	801,950
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	466	449,832
3.55%, 10/01/27 (Call 07/01/27)	575	539,389
5.41%, 07/01/32 (Call 04/01/32)	364	360,099
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	743	703,246
2.20%, 09/15/31 (Call 06/15/31)	765	625,556
2.80%, 02/15/30 (Call 11/15/29)	1,302	1,150,953
4.35%, 06/01/29 (Call 03/01/29)	665	654,458
4.75%, 03/30/26	100	99,557
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	706	581,067
3.25%, 09/08/24 (Call 07/08/24)	506	490,161
3.88%, 01/12/28 (Call 10/12/27)(a)	600	558,900
4.00%, 04/01/25 (Call 01/01/25)	515	500,198
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	549	437,891
4.63%, 04/15/26 (Call 01/15/26)	1,023	994,264
5.50%, 06/01/32 (Call 03/01/32)(a)	365	345,459
6.25%, 03/15/28 (Call 02/15/28)	720	727,543
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,114	1,061,551
4.75%, 06/15/25 (Call 03/15/25)	905	885,937
4.88%, 06/15/29 (Call 03/15/29)	977	942,946
4.88%, 05/12/30 (Call 02/12/30)	989	953,402
6.00%, 01/15/28 (Call 12/15/27)	475	483,433
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,557	1,475,246
4.30%, 06/15/46 (Call 12/15/45)	541	429,850
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,135	1,010,121
1.35%, 06/01/25 (Call 05/01/25)	1,568	1,469,429
1.75%, 09/01/31 (Call 06/01/31)	1,955	1,582,398
Security	Par (000)	Value

Electronics (continued)
1.95%, 06/01/30 (Call 03/01/30)	$1,245	$1,048,853
2.30%, 08/15/24 (Call 07/15/24)	793	767,874
2.50%, 11/01/26 (Call 08/01/26)(a)	1,771	1,670,902
2.70%, 08/15/29 (Call 05/15/29)	1,015	919,502
2.80%, 06/01/50 (Call 12/01/49)(a)	834	607,377
3.81%, 11/21/47 (Call 05/21/47)	515	434,576
4.25%, 01/15/29 (Call 12/15/28)	400	395,313
4.50%, 01/15/34 (Call 10/15/33)	400	394,144
4.85%, 11/01/24(a)	150	150,216
4.95%, 02/15/28 (Call 01/15/28)(a)	620	634,714
5.00%, 02/15/33 (Call 11/15/32)	1,200	1,235,356
5.38%, 03/01/41(a)	462	477,886
5.70%, 03/15/36(a)	540	581,289
5.70%, 03/15/37	925	993,968
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	362	299,321
3.15%, 08/15/27 (Call 05/15/27)(a)	615	575,323
3.35%, 03/01/26 (Call 12/01/25)	315	301,740
3.50%, 02/15/28 (Call 11/15/27)	563	527,785
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	725	652,538
3.00%, 01/15/31 (Call 10/15/30)	1,052	881,991
3.60%, 01/15/30 (Call 10/15/29)(a)	805	717,303
3.95%, 01/12/28 (Call 10/12/27)	940	880,890
4.25%, 05/15/27 (Call 04/15/27)	870	838,231
5.45%, 02/01/29 (Call 01/01/29)	440	433,660
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,175	1,034,401
4.55%, 10/30/24 (Call 07/30/24)	592	582,866
4.60%, 04/06/27 (Call 01/06/27)	1,157	1,150,607
Legrand France SA, 8.50%, 02/15/25	1,330	1,405,628
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 06/12/23)	400	377,251
1.75%, 08/09/26 (Call 07/09/26)	1,125	979,475
2.38%, 08/09/28 (Call 06/09/28)	1,248	1,020,288
2.65%, 08/09/31 (Call 05/09/31)	1,199	924,258
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	398	393,348
4.90%, 06/15/28 (Call 03/15/28)(a)	1,206	1,191,131
6.10%, 03/15/33 (Call 12/15/32)(a)	195	197,382
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	800	677,426
3.13%, 08/15/27 (Call 05/15/27)(a)	446	417,308
3.45%, 08/01/24 (Call 05/01/24)	380	372,158
3.70%, 02/15/26 (Call 11/15/25)	1,080	1,052,455
4.50%, 02/13/26	425	422,678
7.13%, 10/01/37	735	853,540
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	946	841,030
2.40%, 04/01/28 (Call 02/01/28)	636	533,070
2.95%, 04/01/31 (Call 01/01/31)	937	738,234
		54,614,687
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	49	39,305

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	565	448,260
5.13%, 08/11/61 (Call 08/11/60)(b)	1,292	971,584

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
America Movil SAB de CV, 5.38%, 04/04/32
(Call 01/04/32)(b)	$1,405	$1,260,143
Jacobs Engineering Group Inc., 5.90%, 03/01/33
(Call 12/01/32)	975	966,322
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(b)	550	359,220
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	680	626,176
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	559	516,485
4.25%, 10/31/26 (Call 07/31/26)(b)	1,045	1,004,506
5.50%, 10/31/46 (Call 04/30/46)(b)	787	602,463
5.50%, 07/31/47 (Call 01/31/47)(b)	2,311	1,767,544
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32
(Call 11/05/31)(b)	50	47,140
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	331	319,034
3.63%, 04/28/26 (Call 01/28/26)(b)	1,714	1,644,308
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(a)(b)	1,425	1,352,539
		11,885,724
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	2,010	1,945,241
3.76%, 03/15/27 (Call 02/15/27)	5,065	4,746,571
3.79%, 03/15/25 (Call 06/12/23)	570	550,955
4.05%, 03/15/29 (Call 01/15/29)	1,830	1,671,905
4.28%, 03/15/32 (Call 12/15/31)(a)	5,035	4,398,785
5.05%, 03/15/42 (Call 09/15/41)	4,663	3,772,701
5.14%, 03/15/52	7,725	6,028,891
5.39%, 03/15/62	3,495	2,718,661
6.41%, 03/15/26 (Call 03/15/24)	425	425,948
		26,259,658
Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%, 03/01/52
(Call 09/01/51)	5	4,121
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	546	495,526
1.45%, 02/15/31 (Call 11/15/30)	1,120	884,215
1.75%, 02/15/32 (Call 11/15/31)(a)	559	442,364
2.30%, 03/01/30 (Call 12/01/29)	1,026	880,481
2.38%, 03/15/33 (Call 12/15/32)(a)	1,130	921,610
2.50%, 08/15/24 (Call 07/15/24)	925	894,645
2.90%, 07/01/26 (Call 04/01/26)(a)	599	566,141
3.05%, 03/01/50 (Call 09/01/49)	573	402,303
3.20%, 03/15/25 (Call 12/15/24)(a)	925	895,534
3.38%, 11/15/27 (Call 08/15/27)(a)	1,013	963,650
3.95%, 05/15/28 (Call 02/15/28)	948	912,427
4.88%, 04/01/29 (Call 03/01/29)	155	155,355
5.00%, 04/01/34 (Call 01/01/34)(a)	90	90,114
5.70%, 05/15/41 (Call 11/15/40)	85	88,267
6.20%, 03/01/40	367	395,699
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	670	542,467
2.60%, 02/01/30 (Call 11/01/29)	872	757,932
2.95%, 01/15/52 (Call 07/15/51)	990	658,954
3.05%, 04/01/50 (Call 10/01/49)	960	648,399
3.20%, 06/01/32 (Call 03/01/32)	989	863,108
3.50%, 05/01/29 (Call 02/01/29)(a)	788	730,061
4.20%, 01/15/33 (Call 10/15/32)	992	935,520
4.25%, 12/01/28 (Call 09/01/28)(a)	536	521,246
Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	$490	$444,701
1.15%, 03/15/28 (Call 01/15/28)(a)	850	723,726
1.50%, 03/15/31 (Call 12/15/30)	707	562,288
2.00%, 06/01/29 (Call 04/01/29)	700	603,497
2.50%, 11/15/50 (Call 05/15/50)(a)	495	311,369
2.95%, 06/01/41 (Call 12/01/40)	715	529,397
3.13%, 03/01/25 (Call 12/01/24)(a)	350	339,844
3.15%, 11/15/27 (Call 08/15/27)(a)	1,148	1,086,324
3.90%, 03/01/35 (Call 09/01/34)	398	355,696
4.10%, 03/01/45 (Call 09/01/44)(a)	175	150,609
4.15%, 04/15/32 (Call 01/15/32)(a)	755	725,850
4.15%, 07/15/49 (Call 01/15/49)(a)	731	640,811
4.63%, 02/15/30 (Call 12/15/29)	650	647,824
4.63%, 02/15/33 (Call 11/15/32)(a)	1,600	1,581,299
7.00%, 07/15/28	365	402,103
		23,755,477
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	1,390	1,510,731
Bimbo Bakeries USA Inc., 4.00%, 05/17/51
(Call 11/17/50)(b)	817	656,086
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	915	777,473
3.13%, 04/24/50 (Call 10/24/49)	483	329,113
3.30%, 03/19/25 (Call 12/19/24)	575	555,659
3.95%, 03/15/25 (Call 01/15/25)	940	919,892
4.15%, 03/15/28 (Call 12/15/27)	1,395	1,354,718
4.80%, 03/15/48 (Call 09/15/47)	1,210	1,089,110
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	1,025	982,391
5.15%, 02/12/25 (Call 11/12/24)(b)	250	248,513
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	330	327,212
CK Hutchison International 20 Ltd., 2.50%, 05/08/30
(Call 02/08/30)(b)	730	635,570
CK Hutchison International 21 Ltd., 2.50%, 04/15/31
(Call 01/15/31)(b)	1,580	1,350,377
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,035	884,241
4.60%, 11/01/25 (Call 09/01/25)	1,465	1,452,595
4.85%, 11/01/28 (Call 08/01/28)	933	918,791
5.30%, 11/01/38 (Call 05/01/38)(a)	1,359	1,301,415
5.40%, 11/01/48 (Call 05/01/48)(a)	1,140	1,061,453
7.00%, 10/01/28(a)	868	933,844
7.13%, 10/01/26	50	52,845
8.25%, 09/15/30(a)	762	881,700
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	2,105	1,996,319
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	748	615,851
3.50%, 10/01/26 (Call 07/01/26)	290	275,201
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	430	354,336
2.88%, 04/15/30 (Call 01/15/30)	1,133	1,011,326
3.00%, 02/01/51 (Call 08/01/50)	984	686,470
3.20%, 02/10/27 (Call 11/10/26)(a)	1,045	995,978
4.00%, 04/17/25 (Call 02/17/25)	1,379	1,353,168
4.15%, 02/15/43 (Call 08/15/42)	50	43,183
4.20%, 04/17/28 (Call 01/17/28)	1,810	1,773,377
4.55%, 04/17/38 (Call 10/17/37)	581	530,919
4.70%, 04/17/48 (Call 10/17/47)	240	220,121
4.95%, 03/29/33 (Call 12/29/32)(a)	390	389,674

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.24%, 11/18/25 (Call 11/18/23)	$80	$80,026
5.40%, 06/15/40(a)	635	633,296
Grupo Bimbo SAB de CV
3.88%, 06/27/24(b)	200	197,063
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	660	534,600
4.70%, 11/10/47 (Call 05/10/47)(a)(b)	448	406,608
4.88%, 06/27/44(a)(b)	305	279,600
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	669	621,476
1.70%, 06/01/30 (Call 03/01/30)(a)	505	420,322
2.05%, 11/15/24 (Call 10/15/24)	264	253,899
2.30%, 08/15/26 (Call 05/15/26)(a)	897	845,610
2.45%, 11/15/29 (Call 08/15/29)	450	398,090
2.65%, 06/01/50 (Call 12/01/49)	362	243,208
3.13%, 11/15/49 (Call 05/15/49)	534	391,409
3.20%, 08/21/25 (Call 05/21/25)(a)	325	314,363
3.38%, 08/15/46 (Call 02/15/46)	470	358,432
4.25%, 05/04/28	80	79,963
4.50%, 05/04/33	125	125,003
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/16/23)(a)	1,077	1,028,806
1.70%, 06/03/28 (Call 04/03/28)	1,260	1,109,461
1.80%, 06/11/30 (Call 03/11/30)(a)	781	653,513
3.05%, 06/03/51 (Call 12/03/50)	730	511,399
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	735	635,864
3.20%, 10/01/26 (Call 07/01/26)	773	727,393
3.90%, 06/01/50 (Call 12/01/49)	494	363,735
6.63%, 04/15/37	384	401,073
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	1,250	1,092,187
3.00%, 02/02/29 (Call 12/02/28)(b)	780	657,767
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	1,047	800,900
3.63%, 01/15/32 (Call 01/15/27)(b)	205	165,867
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	1,190	965,882
4.38%, 02/02/52 (Call 08/02/51)(a)(b)	1,265	846,136
5.13%, 02/01/28 (Call 01/01/28)(b)	1,295	1,247,889
5.50%, 01/15/30 (Call 01/15/25)(b)	1,635	1,553,381
5.75%, 04/01/33 (Call 01/01/33)(b)	1,895	1,767,182
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	1,970	1,782,071
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	430	346,375
2.38%, 03/15/30 (Call 12/15/29)(a)	729	622,871
2.75%, 09/15/41 (Call 03/15/41)(a)	374	262,361
3.38%, 12/15/27 (Call 09/15/27)	842	792,956
3.50%, 03/15/25	1,470	1,428,212
3.55%, 03/15/50 (Call 09/15/49)	580	420,863
4.25%, 03/15/35	1,382	1,263,448
4.38%, 03/15/45(a)	323	278,362
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	457	380,928
3.25%, 04/01/26	1,150	1,099,679
3.40%, 11/15/27 (Call 08/15/27)	749	708,174
4.30%, 05/15/28 (Call 02/15/28)	1,025	1,001,682
4.50%, 04/01/46(a)	678	599,460
5.25%, 03/01/33 (Call 12/01/32)(a)	410	415,408
Series B, 7.45%, 04/01/31(a)	1,090	1,247,297
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	425	423,169
Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$1,375	$1,304,171
3.75%, 04/01/30 (Call 01/01/30)(a)	905	846,013
3.88%, 05/15/27 (Call 02/15/27)	1,300	1,259,160
4.25%, 03/01/31 (Call 12/01/30)	300	287,425
4.38%, 06/01/46 (Call 12/01/45)	3,040	2,556,516
4.63%, 01/30/29 (Call 10/30/28)	420	418,240
4.63%, 10/01/39 (Call 04/01/39)	410	365,670
4.88%, 10/01/49 (Call 04/01/49)	1,565	1,412,710
5.00%, 07/15/35 (Call 01/15/35)	1,150	1,134,989
5.00%, 06/04/42(a)	1,670	1,556,392
5.20%, 07/15/45 (Call 01/15/45)(a)	1,880	1,774,768
5.50%, 06/01/50 (Call 12/01/49)	850	837,244
6.50%, 02/09/40	675	720,873
6.75%, 03/15/32(a)	485	541,234
6.88%, 01/26/39	1,205	1,348,991
7.13%, 08/01/39(b)	1,165	1,294,982
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	505	397,925
2.20%, 05/01/30 (Call 02/01/30)	875	725,141
2.65%, 10/15/26 (Call 07/15/26)(a)	977	913,948
3.50%, 02/01/26 (Call 11/01/25)	675	652,897
3.70%, 08/01/27 (Call 05/01/27)	1,087	1,046,729
3.88%, 10/15/46 (Call 04/15/46)	685	521,989
3.95%, 01/15/50 (Call 07/15/49)(a)	677	538,589
4.45%, 02/01/47 (Call 08/01/46)	1,255	1,078,964
4.50%, 01/15/29 (Call 10/15/28)	599	587,117
4.65%, 01/15/48 (Call 07/15/47)	540	469,769
5.00%, 04/15/42 (Call 10/15/41)	320	292,477
5.15%, 08/01/43 (Call 02/01/43)	171	157,088
5.40%, 07/15/40 (Call 01/15/40)(a)	548	526,850
5.40%, 01/15/49 (Call 07/15/48)	651	630,255
6.90%, 04/15/38	767	860,948
7.50%, 04/01/31(a)	610	700,584
8.00%, 09/15/29	359	409,871
Series B, 7.70%, 06/01/29	490	552,599
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	807	720,420
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	905	697,301
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	1,241	845,908
2.45%, 07/16/50 (Call 01/16/50)(b)	570	348,616
2.70%, 04/01/25 (Call 03/01/25)(b)	609	584,669
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	740	677,733
3.60%, 04/01/34 (Call 01/01/34)(b)	996	893,588
3.88%, 04/01/39 (Call 10/01/38)(b)	705	597,281
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	545	451,273
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	987	818,406
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	598	493,974
4.20%, 04/01/59 (Call 10/01/58)(b)	674	555,570
4.55%, 04/20/28 (Call 03/20/28)(b)	1,445	1,442,470
4.65%, 04/20/31 (Call 02/20/31)(b)	1,030	1,018,167
4.75%, 04/20/33 (Call 01/20/33)(b)	1,040	1,032,464
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	722	646,613
1.85%, 02/15/31 (Call 11/15/30)	732	583,143
2.50%, 04/15/30 (Call 01/15/30)(a)	777	663,480
3.15%, 08/15/24 (Call 06/15/24)	863	839,249
3.25%, 11/15/25 (Call 08/15/25)	416	395,895
3.40%, 08/15/27 (Call 05/15/27)	1,139	1,073,460
4.20%, 08/15/47 (Call 02/15/47)	540	443,541

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.95%, 04/15/33	$700	$685,183
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	582	547,467
1.25%, 09/24/26 (Call 08/24/26)(b)	815	722,456
2.25%, 09/19/24 (Call 08/19/24)(b)	596	571,434
4.25%, 09/15/25(b)	969	949,779
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,185	1,111,656
1.50%, 02/04/31 (Call 11/04/30)	425	335,660
1.88%, 10/15/32 (Call 07/15/32)	932	732,339
2.63%, 03/17/27 (Call 02/17/27)(a)	800	745,237
2.63%, 09/04/50 (Call 03/04/50)	1,452	932,484
2.75%, 04/13/30 (Call 01/13/30)	767	675,684
3.00%, 03/17/32 (Call 12/17/31)	475	415,487
4.13%, 05/07/28 (Call 02/07/28)(a)	30	29,354
6.50%, 11/01/31	35	37,427
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(b)	200	188,865
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	925	835,998
1.00%, 09/15/27 (Call 07/15/27)(b)	1,335	1,161,961
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	848	755,031
1.25%, 09/15/30 (Call 06/15/30)(b)	1,620	1,301,965
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	455	395,269
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	983	817,022
2.50%, 09/14/41 (Call 03/14/41)(b)	1,047	745,419
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	785	534,564
3.50%, 09/24/25 (Call 07/24/25)(b)	1,385	1,347,720
3.63%, 09/24/28 (Call 06/24/28)(b)	1,554	1,502,328
3.90%, 09/24/38 (Call 03/24/38)(b)	1,524	1,388,563
4.00%, 09/12/25 (Call 08/12/25)(b)	460	453,583
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	2,039	1,786,541
4.13%, 10/01/27 (Call 09/01/27)(b)	500	494,428
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	350	348,605
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	630	627,700
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	1,280	1,256,032
4.85%, 03/14/33 (Call 12/14/32)(b)	1,545	1,587,668
4.95%, 03/14/30 (Call 01/14/30)(b)	1,505	1,543,547
5.00%, 03/14/28 (Call 02/14/28)(a)(b)	995	1,019,018
5.25%, 03/13/26(b)	505	512,851
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(b)	1,151	1,109,564
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(b)	65	63,496
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	867	644,041
3.00%, 10/15/30 (Call 07/15/30)(b)	900	708,625
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	1,127	1,061,565
5.20%, 04/01/29 (Call 01/01/29)(b)	471	435,456
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	855	732,382
2.45%, 12/14/31 (Call 09/14/31)	540	444,377
3.15%, 12/14/51 (Call 06/14/51)	850	574,976
3.25%, 07/15/27 (Call 04/15/27)	1,046	985,909
3.30%, 07/15/26 (Call 04/15/26)	918	876,725
3.30%, 02/15/50 (Call 08/15/49)(a)	625	437,527
3.75%, 10/01/25 (Call 07/01/25)	1,310	1,275,127
4.45%, 03/15/48 (Call 09/15/47)	400	335,718
4.50%, 04/01/46 (Call 10/01/45)	527	444,482
4.85%, 10/01/45 (Call 04/01/45)	430	379,050
5.38%, 09/21/35(a)	520	523,128
Security	Par (000)	Value

Food (continued)
5.95%, 04/01/30 (Call 01/01/30)(a)	$1,237	$1,304,920
6.60%, 04/01/40 (Call 10/01/39)	470	509,457
6.60%, 04/01/50 (Call 10/01/49)	1,546	1,724,088
Tesco PLC, 6.15%, 11/15/37(a)(b)	690	690,963
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,322	1,250,112
3.95%, 08/15/24 (Call 05/15/24)	889	875,490
4.00%, 03/01/26 (Call 01/01/26)	1,477	1,434,844
4.35%, 03/01/29 (Call 12/01/28)	1,281	1,225,564
4.55%, 06/02/47 (Call 12/02/46)	936	767,367
4.88%, 08/15/34 (Call 02/15/34)(a)	516	501,036
5.10%, 09/28/48 (Call 03/28/48)	1,800	1,629,418
5.15%, 08/15/44 (Call 02/15/44)(a)	624	558,204
Walmart Inc., 3.90%, 09/09/25	2,130	2,108,465
		161,509,111
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	745	688,480
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	360	321,621
4.25%, 04/30/29 (Call 01/30/29)(b)	382	345,595
4.50%, 08/01/24 (Call 05/01/24)	440	435,576
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	320	257,824
5.50%, 11/02/47 (Call 05/02/47)	616	516,778
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	520	433,954
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	415	406,492
5.50%, 01/17/27(a)	692	695,114
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	1,151	1,027,276
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	932	862,625
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	789	721,616
2.30%, 04/30/30 (Call 01/30/30)(b)	1,424	1,216,036
3.60%, 03/01/25 (Call 12/01/24)(b)	1,350	1,313,832
7.25%, 06/01/28(a)	973	1,063,941
7.75%, 11/15/29(a)	960	1,108,034
8.88%, 05/15/31	212	263,552
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	1,320	1,095,555
4.40%, 08/15/47 (Call 02/15/47)	517	430,140
4.80%, 06/15/44 (Call 12/15/43)	680	601,858
5.00%, 09/15/35 (Call 03/15/35)(a)	580	555,791
5.15%, 05/15/46 (Call 11/15/45)(a)	210	192,251
6.00%, 11/15/41 (Call 05/15/41)(a)	1,306	1,321,347
7.30%, 11/15/39(a)	165	186,058
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	797	649,438
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	525	464,174
4.38%, 04/04/27(b)	245	236,709
4.75%, 09/15/24 (Call 06/15/24)(b)	175	172,900
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	662	688,554
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	340	288,049
3.13%, 01/15/32 (Call 10/15/31)(a)	1,075	852,752
3.75%, 01/15/31 (Call 10/15/30)	1,235	1,048,064
5.00%, 01/15/30 (Call 10/15/29)(a)	1,109	1,028,349
6.00%, 01/15/29 (Call 10/15/28)	1,932	1,910,748
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	1,592	1,583,722
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	5	5,303
		24,990,108

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	$1,891	$1,845,668
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	1,021	982,682
5.00%, 03/23/35 (Call 12/23/34)(b)	510	479,284
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	982	777,888
2.63%, 09/15/29 (Call 06/15/29)	480	428,675
2.85%, 02/15/52 (Call 08/15/51)(a)	490	328,028
3.00%, 06/15/27 (Call 03/15/27)(a)	955	897,633
3.38%, 09/15/49 (Call 03/15/49)(a)	482	354,500
4.13%, 10/15/44 (Call 04/15/44)	754	632,657
4.13%, 03/15/49 (Call 09/15/48)	818	683,414
4.15%, 01/15/43 (Call 07/15/42)(a)	635	542,914
4.30%, 10/01/48 (Call 04/01/48)	567	489,716
5.45%, 10/15/32 (Call 07/15/32)(a)	200	208,027
5.50%, 06/15/41 (Call 12/15/40)(a)	269	268,236
5.75%, 10/15/52 (Call 04/15/52)(a)	450	470,750
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	787	694,442
3.15%, 08/01/27 (Call 05/01/27)(b)	779	714,230
3.76%, 03/16/32 (Call 12/16/31)(b)	1,360	1,207,585
4.49%, 02/15/42(b)	610	509,645
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	910	854,944
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	675	622,442
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	816	621,923
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	372	286,556
4.50%, 03/10/46 (Call 09/10/45)(b)	475	373,030
4.63%, 08/05/27 (Call 07/05/27)(b)	610	589,083
4.87%, 08/05/32 (Call 05/05/32)(b)	425	403,236
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	693	557,786
4.00%, 04/01/28 (Call 01/01/28)	409	396,612
4.10%, 09/01/47 (Call 03/01/47)(a)	355	290,455
4.40%, 07/01/32 (Call 04/01/32)(a)	555	533,822
5.25%, 03/01/28 (Call 02/01/28)	765	777,739
5.40%, 03/01/33 (Call 12/01/32)(a)	500	508,485
5.85%, 01/15/41 (Call 07/15/40)(a)	287	293,741
6.63%, 11/01/37(a)	226	236,541
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	760	687,333
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	808	744,018
2.00%, 06/15/30 (Call 03/15/30)(b)	757	610,666
3.00%, 06/15/50 (Call 12/15/49)(b)	747	478,386
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	517	499,602
Series A, 2.50%, 11/15/24 (Call 10/15/24)	788	757,187
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(b)	765	641,001
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30
(Call 02/15/30)(a)(b)	535	483,373
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(a)(b)	870	798,528
3.59%, 01/18/52 (Call 07/18/51)(b)	470	318,921
5.82%, 04/01/41(b)	1,030	997,504
5.99%, 03/06/33 (Call 12/06/32)(b)	75	76,078
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	805	728,567
6.25%, 01/20/42(a)(b)	60	69,150
Nakilat Inc., 6.07%, 12/31/33(a)(b)	201	209,473
Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	$805	$642,172
3.95%, 09/15/27 (Call 06/15/27)	415	388,302
4.75%, 09/01/28 (Call 06/01/28)	500	478,764
5.20%, 07/15/25 (Call 04/15/25)	620	613,754
5.50%, 01/15/26 (Call 12/15/25)	802	796,026
5.50%, 10/01/26	340	335,350
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,071	976,931
1.70%, 02/15/31 (Call 11/15/30)(a)	882	691,304
2.95%, 09/01/29 (Call 06/01/29)	728	641,366
3.49%, 05/15/27 (Call 02/15/27)	740	701,247
3.60%, 05/01/30 (Call 02/01/30)	953	867,744
3.95%, 03/30/48 (Call 09/30/47)	639	501,771
4.38%, 05/15/47 (Call 11/15/46)	1,410	1,185,569
4.80%, 02/15/44 (Call 08/15/43)	771	694,215
5.00%, 06/15/52 (Call 12/15/51)	620	567,815
5.25%, 03/30/28 (Call 02/29/28)	460	463,418
5.25%, 02/15/43 (Call 08/15/42)	456	436,856
5.40%, 06/30/33	150	150,294
5.65%, 02/01/45 (Call 08/01/44)(a)	785	784,541
5.80%, 02/01/42 (Call 08/01/41)(a)	420	408,580
5.95%, 06/15/41 (Call 12/15/40)	274	280,112
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	428	357,159
4.25%, 09/01/32 (Call 06/01/32)(a)	230	220,134
4.50%, 11/01/48 (Call 05/01/48)	616	528,715
4.66%, 02/01/44 (Call 08/01/43)(a)	817	733,430
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	475	390,183
3.35%, 06/01/50 (Call 12/01/49)	582	391,171
3.50%, 06/01/29 (Call 03/01/29)	924	848,455
3.64%, 11/01/46 (Call 05/01/46)	350	251,492
4.10%, 09/18/34 (Call 03/18/34)(a)	300	268,559
4.65%, 08/01/43 (Call 02/01/43)(a)	374	328,594
5.05%, 05/15/52 (Call 11/15/51)(a)	325	296,524
Promigas SA ESP/Gases del Pacifico SAC, 3.75%,
10/16/29 (Call 07/16/29)(a)(b)	285	233,017
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	682	550,263
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	730	688,960
3.15%, 09/15/24 (Call 06/15/24)	85	82,991
3.20%, 06/15/25 (Call 03/15/25)	844	813,106
3.75%, 09/15/42 (Call 03/15/42)	744	589,026
4.45%, 03/15/44 (Call 09/15/43)(a)	347	288,695
5.13%, 11/15/40	551	532,491
5.75%, 06/01/53 (Call 12/01/52)	580	587,606
6.35%, 11/15/52 (Call 05/15/52)(a)	815	900,196
Series KK, 5.75%, 11/15/35	125	126,873
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	752	706,371
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	602	486,315
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	355	296,501
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	619	480,838
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	910	788,611
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	443,581
3.88%, 11/15/25 (Call 08/15/25)	952	918,717
3.95%, 10/01/46 (Call 04/01/46)	512	391,969
4.40%, 06/01/43 (Call 12/01/42)	730	602,483
4.40%, 05/30/47 (Call 11/30/46)	490	403,563

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.15%, 09/15/32 (Call 03/15/32)	$730	$728,802
5.88%, 03/15/41 (Call 09/15/40)	535	545,973
6.00%, 10/01/34	160	159,165
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	621	488,971
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	645	429,722
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	584	476,490
3.18%, 08/15/51 (Call 02/15/51)(a)	440	281,456
3.70%, 04/01/28 (Call 01/01/28)	313	291,910
3.80%, 09/29/46 (Call 03/29/46)	125	90,927
4.05%, 03/15/32 (Call 12/15/31)	625	563,371
4.15%, 06/01/49 (Call 12/01/48)(a)	356	275,152
5.45%, 03/23/28 (Call 02/23/28)	175	175,430
5.80%, 12/01/27 (Call 11/01/27)	745	762,379
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	225	182,355
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	490	341,176
4.80%, 02/15/33 (Call 11/15/32)(a)	315	312,505
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	600	444,838
Series K, 3.80%, 09/15/46 (Call 03/15/46)	846	652,552
		63,298,050
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)(a)	394	318,962
4.63%, 06/15/28 (Call 03/15/28)	310	298,902
Regal Rexnord Corp.
6.05%, 02/15/26(a)(b)	480	481,043
6.05%, 04/15/28 (Call 03/15/28)(b)	1,085	1,072,239
6.30%, 02/15/30 (Call 12/15/29)(b)	565	563,670
6.40%, 04/15/33 (Call 01/15/33)(b)	1,560	1,542,957
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	701	513,263
3.25%, 03/01/27 (Call 12/01/26)	355	338,426
4.10%, 03/01/48 (Call 09/01/47)(a)	603	520,264
Stanley Black & Decker Inc., 3.00%, 05/15/32
(Call 02/15/32)(a)	855	714,889
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 06/12/23)(a)	204	193,910
2.30%, 03/15/30 (Call 12/15/29)(a)	1,071	879,401
2.75%, 11/15/50 (Call 05/15/50)	840	488,766
3.40%, 03/01/26 (Call 01/01/26)(a)	1,205	1,149,827
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)(d)	826	615,378
4.25%, 11/15/28 (Call 08/15/28)(a)	837	797,291
4.85%, 11/15/48 (Call 05/15/48)(a)	535	445,916
5.20%, 09/01/40(a)	777	712,032
6.00%, 03/06/28 (Call 02/06/28)	1,075	1,100,240
		12,747,376
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	1,182	1,037,392
1.40%, 06/30/30 (Call 03/30/30)(a)	1,191	978,744
2.95%, 03/15/25 (Call 12/15/24)(a)	1,284	1,250,456
3.75%, 11/30/26 (Call 08/30/26)	2,185	2,155,546
3.88%, 09/15/25 (Call 06/15/25)(a)	857	843,571
4.75%, 11/30/36 (Call 05/30/36)	1,445	1,454,521
4.75%, 04/15/43 (Call 10/15/42)	508	496,758
4.90%, 11/30/46 (Call 05/30/46)	3,218	3,215,290
5.30%, 05/27/40	1,126	1,168,913
Security	Par (000)	Value

Health Care - Products (continued)
6.00%, 04/01/39(a)	$1,036	$1,155,486
6.15%, 11/30/37	675	757,885
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	1,195	1,025,988
2.75%, 09/23/26 (Call 07/23/26)(b)	950	882,458
3.00%, 09/23/29 (Call 06/23/29)(b)	748	664,179
3.80%, 09/23/49 (Call 03/23/49)(b)	425	325,241
5.38%, 12/06/32 (Call 09/06/32)(b)	710	721,523
5.75%, 12/06/52 (Call 06/06/52)(b)	840	865,277
Baxter International Inc.
1.32%, 11/29/24(a)	1,060	995,609
1.73%, 04/01/31 (Call 01/01/31)(a)	1,346	1,041,942
1.92%, 02/01/27 (Call 01/01/27)	2,081	1,854,695
2.27%, 12/01/28 (Call 10/01/28)	1,830	1,576,382
2.54%, 02/01/32 (Call 11/01/31)(a)	735	594,405
2.60%, 08/15/26 (Call 05/15/26)	724	670,810
3.13%, 12/01/51 (Call 06/01/51)(a)	1,060	680,693
3.50%, 08/15/46 (Call 02/15/46)	587	404,214
3.95%, 04/01/30 (Call 01/01/30)	711	655,462
4.50%, 06/15/43 (Call 12/15/42)	425	338,493
6.25%, 12/01/37	231	235,002
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	912	861,856
2.65%, 06/01/30 (Call 03/01/30)	1,762	1,540,526
3.75%, 03/01/26 (Call 01/01/26)(a)	335	324,519
4.00%, 03/01/29 (Call 12/01/28)	105	99,352
4.55%, 03/01/39 (Call 09/01/38)	405	373,840
4.70%, 03/01/49 (Call 09/01/48)(a)	395	364,846
6.50%, 11/15/35(a)	585	645,282
7.38%, 01/15/40	845	1,000,792
Covidien International Finance SA, 6.55%, 10/15/37	228	258,923
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	655	429,714
2.80%, 12/10/51 (Call 06/10/51)(a)	1,420	952,216
3.35%, 09/15/25 (Call 06/15/25)	1,102	1,067,735
4.38%, 09/15/45 (Call 03/15/45)	647	585,335
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	1,189	1,039,664
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	851	815,461
2.60%, 11/15/29 (Call 08/15/29)	1,115	991,968
3.25%, 11/15/39 (Call 05/15/39)(a)	1,069	865,169
3.40%, 11/15/49 (Call 05/15/49)	1,079	830,187
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)(a)	979	963,561
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	1,705	1,702,848
5.60%, 11/15/25 (Call 10/15/25)(b)	2,205	2,210,665
5.65%, 11/15/27 (Call 10/15/27)(b)	2,194	2,238,292
5.86%, 03/15/30 (Call 01/15/30)(b)	710	731,458
5.91%, 11/22/32 (Call 08/22/32)(a)(b)	280	292,485
6.38%, 11/22/52 (Call 05/22/52)(b)	1,340	1,460,835
Koninklijke Philips NV
5.00%, 03/15/42	531	488,825
6.88%, 03/11/38	1,135	1,282,164
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	740	730,016
4.50%, 03/30/33 (Call 12/30/32)	985	972,002
Medtronic Inc.
4.38%, 03/15/35	2,710	2,627,615

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/45	$2,174	$2,086,421
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	830	747,394
Revvity Inc.
0.85%, 09/15/24 (Call 06/12/23)	682	642,433
1.90%, 09/15/28 (Call 07/15/28)	595	505,612
2.25%, 09/15/31 (Call 06/15/31)(a)	345	276,896
2.55%, 03/15/31 (Call 12/15/30)(a)	750	616,021
3.30%, 09/15/29 (Call 06/15/29)	1,025	917,887
3.63%, 03/15/51 (Call 09/15/50)(a)	510	364,428
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	1,582	1,274,544
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	1,172	978,517
3.75%, 03/15/51 (Call 09/15/50)	644	468,324
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	662	612,246
1.95%, 06/15/30 (Call 03/15/30)	1,458	1,215,036
2.90%, 06/15/50 (Call 12/15/49)	665	452,803
3.38%, 11/01/25 (Call 08/01/25)(a)	818	788,598
3.50%, 03/15/26 (Call 12/15/25)	1,409	1,363,088
3.65%, 03/07/28 (Call 12/07/27)	784	750,051
4.10%, 04/01/43 (Call 10/01/42)	776	658,638
4.38%, 05/15/44 (Call 11/15/43)	428	373,857
4.63%, 03/15/46 (Call 09/15/45)(a)	913	834,961
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 06/12/23)	1,395	1,323,399
1.75%, 10/15/28 (Call 08/15/28)(a)	1,062	928,098
2.00%, 10/15/31 (Call 07/15/31)	1,879	1,533,902
2.60%, 10/01/29 (Call 07/01/29)	1,143	1,015,860
2.80%, 10/15/41 (Call 04/15/41)	1,495	1,103,000
4.10%, 08/15/47 (Call 02/15/47)	938	829,574
4.80%, 11/21/27 (Call 10/21/27)(a)	710	723,164
4.95%, 11/21/32 (Call 08/21/32)	620	633,290
5.30%, 02/01/44 (Call 08/01/43)	459	467,247
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 07/03/23)	942	888,869
2.60%, 11/24/31 (Call 08/24/31)	1,080	904,374
3.05%, 01/15/26 (Call 12/15/25)	1,023	974,141
3.55%, 04/01/25 (Call 01/01/25)	1,071	1,036,844
3.55%, 03/20/30 (Call 12/20/29)	395	347,072
4.25%, 08/15/35 (Call 02/15/35)(a)	377	325,756
4.45%, 08/15/45 (Call 02/15/45)(a)	545	459,717
5.75%, 11/30/39	495	493,298
		86,710,446
Health Care - Services — 2.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51
(Call 05/15/51)	50	32,458
Adventist Health System, 5.43%, 03/01/32
(Call 12/01/31)(a)	410	408,962
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	780	690,785
3.63%, 03/01/49 (Call 09/01/48)	520	371,527
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)(a)	232	173,659
3.83%, 08/15/28 (Call 05/15/28)(a)	170	163,238
4.27%, 08/15/48 (Call 02/15/48)	377	330,041
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	65	54,643
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)(a)	625	431,994
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)(a)	750	731,085
3.88%, 08/15/47 (Call 02/15/47)	1,055	809,665
Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 11/15/42 (Call 05/15/42)	$241	$195,630
4.50%, 05/15/42 (Call 11/15/41)	847	726,287
4.75%, 03/15/44 (Call 09/15/43)	470	413,119
6.63%, 06/15/36	1,085	1,191,343
6.75%, 12/15/37	1,115	1,211,706
AHS Hospital Corp.
5.02%, 07/01/45	610	592,182
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	765	492,214
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(a)	155	100,137
4.81%, 11/15/45 (Call 05/15/45)(a)	190	173,410
Series 2019, 3.89%, 04/15/49	605	480,053
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	470	441,984
4.55%, 05/15/52 (Call 11/15/51)(a)	1,047	919,680
Ascension Health
3.95%, 11/15/46(a)	305	256,347
4.85%, 11/15/53	377	363,994
Series B, 2.53%, 11/15/29 (Call 08/15/29)	745	647,100
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,465	1,123,702
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	470	383,095
2.34%, 01/01/30 (Call 10/01/29)(a)	780	672,407
2.91%, 01/01/42 (Call 07/01/41)	145	105,401
2.91%, 01/01/51 (Call 07/01/50)	535	356,441
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	329	233,187
Baptist Health South Florida Inc., Series 2017, 4.34%,
11/15/41	605	515,305
Baptist Health South Florida Obligated Group, Series
2021, 3.12%, 11/15/71 (Call 05/15/71)	105	62,179
Baptist Healthcare System Obligated Group, Series 20B,
3.54%, 08/15/50 (Call 02/15/50)	484	357,934
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	300	245,756
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	373,406
4.19%, 11/15/45 (Call 05/15/45)(a)	997	868,408
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	394	315,843
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	500	332,325
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51
(Call 01/01/51)	525	342,078
BHSH System Obligated Group, Series 19A, 3.49%,
07/15/49 (Call 01/15/49)	454	344,459
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25
(Call 02/01/25)(b)	1,370	1,307,058
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	625	568,307
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	525	422,018
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	750	516,112
Catholic Health Services of Long Island Obligated Group,
Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	605	410,926
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(a)	420	347,139
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	2,255	1,937,541
2.50%, 03/01/31 (Call 12/01/30)	2,160	1,728,562
2.63%, 08/01/31 (Call 05/01/31)	1,750	1,402,014
3.00%, 10/15/30 (Call 07/15/30)	2,850	2,384,424
3.38%, 02/15/30 (Call 02/15/25)	2,070	1,784,775
4.25%, 12/15/27 (Call 06/16/23)	1,665	1,564,734
4.63%, 12/15/29 (Call 12/15/24)(a)	3,640	3,375,736

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)(a)	$595	$364,903
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	215	184,390
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)(a)	75	47,264
Children’s Hospital Medical Center/Cincinnati OH, 4.27%,
05/15/44(a)	859	761,516
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	555	362,716
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)(a)	515	326,171
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	625	604,081
City of Hope
Series 2013, 5.62%, 11/15/43(a)	305	303,930
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	615	506,025
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	365	328,868
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	432,833
2.76%, 10/01/24 (Call 07/01/24)	588	568,355
2.78%, 10/01/30 (Call 04/01/30)	53	44,996
3.35%, 10/01/29 (Call 04/01/29)	788	702,055
3.82%, 10/01/49 (Call 04/01/49)	482	368,238
3.91%, 10/01/50 (Call 04/01/50)	620	472,227
4.19%, 10/01/49 (Call 04/01/49)	858	689,069
4.35%, 11/01/42(a)	640	545,926
6.46%, 11/01/52 (Call 05/01/52)(a)	300	338,897
Community Health Network Inc., Series 20-A, 3.10%,
05/01/50 (Call 11/01/49)	462	300,802
Cottage Health Obligated Group, Series 2020, 3.30%,
11/01/49 (Call 05/01/49)(a)	734	529,654
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	657	520,197
Dignity Health
3.81%, 11/01/24	340	332,742
4.50%, 11/01/42	100	87,106
5.27%, 11/01/64	340	312,903
Duke University Health System Inc., Series 2017, 3.92%,
06/01/47 (Call 12/01/46)	1,002	826,525
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	946	863,953
2.25%, 05/15/30 (Call 02/15/30)	1,659	1,400,975
2.38%, 01/15/25 (Call 12/15/24)	1,178	1,125,486
2.55%, 03/15/31 (Call 12/15/30)	1,291	1,094,184
2.88%, 09/15/29 (Call 06/15/29)	1,227	1,098,360
3.13%, 05/15/50 (Call 11/15/49)	1,344	926,625
3.35%, 12/01/24 (Call 10/01/24)	1,379	1,339,771
3.50%, 08/15/24 (Call 05/15/24)	835	816,432
3.60%, 03/15/51 (Call 09/15/50)	1,460	1,098,835
3.65%, 12/01/27 (Call 09/01/27)	1,280	1,220,254
3.70%, 09/15/49 (Call 03/15/49)	1,198	921,565
4.10%, 03/01/28 (Call 12/01/27)	1,672	1,626,004
4.38%, 12/01/47 (Call 06/01/47)	820	706,689
4.55%, 03/01/48 (Call 09/01/47)	1,130	991,449
4.63%, 05/15/42	942	842,531
4.65%, 01/15/43	1,355	1,226,289
4.65%, 08/15/44 (Call 02/15/44)	845	753,044
4.75%, 02/15/33 (Call 11/15/32)	1,075	1,053,707
4.85%, 08/15/54 (Call 02/15/54)	240	201,680
4.90%, 02/08/26 (Call 02/08/24)	200	198,964
5.10%, 01/15/44	914	862,308
5.13%, 02/15/53 (Call 08/15/52)(a)	1,420	1,361,209
Security	Par (000)	Value

Health Care - Services (continued)
5.35%, 10/15/25 (Call 09/15/25)(a)	$600	$604,162
5.50%, 10/15/32 (Call 07/15/32)(a)	765	790,086
5.85%, 01/15/36	295	307,386
5.95%, 12/15/34	825	864,244
6.10%, 10/15/52 (Call 04/15/52)	1,055	1,138,646
6.38%, 06/15/37	625	683,477
Franciscan Missionaries of Our Lady Health System Inc.,
Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	162	122,453
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)(a)	265	258,701
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(b)	460	452,943
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(a)(b)	1,550	1,348,061
2.38%, 02/16/31 (Call 11/16/30)(b)	1,121	864,596
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	920	725,532
3.75%, 06/15/29 (Call 03/15/29)(b)	789	694,209
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	423	357,383
4.50%, 07/01/57 (Call 01/01/57)	357	313,279
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	760	531,486
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	620	410,114
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	144,114
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,175	943,051
3.13%, 03/15/27 (Call 02/15/27)(b)	1,331	1,231,664
3.38%, 03/15/29 (Call 01/15/29)(b)	555	498,118
3.50%, 09/01/30 (Call 03/01/30)	2,155	1,905,381
3.50%, 07/15/51 (Call 01/15/51)(a)	1,790	1,204,580
3.63%, 03/15/32 (Call 12/15/31)(b)	2,489	2,169,353
4.13%, 06/15/29 (Call 03/15/29)	1,941	1,802,167
4.38%, 03/15/42 (Call 09/15/41)(b)	845	684,623
4.50%, 02/15/27 (Call 08/15/26)	1,541	1,502,322
4.63%, 03/15/52 (Call 09/15/51)(a)(b)	2,265	1,824,141
5.13%, 06/15/39 (Call 12/15/38)	1,136	1,039,592
5.20%, 06/01/28	445	442,248
5.25%, 04/15/25	1,698	1,684,307
5.25%, 06/15/26 (Call 12/15/25)	1,630	1,618,552
5.25%, 06/15/49 (Call 12/15/48)	2,373	2,093,177
5.38%, 02/01/25(a)	2,302	2,285,986
5.38%, 09/01/26 (Call 03/01/26)	1,282	1,276,347
5.50%, 06/01/33 (Call 03/01/33)	910	908,282
5.50%, 06/15/47 (Call 12/15/46)	1,811	1,657,495
5.63%, 09/01/28 (Call 03/01/28)(a)	1,748	1,760,523
5.88%, 02/15/26 (Call 08/15/25)	1,885	1,893,561
5.88%, 02/01/29 (Call 08/01/28)	1,340	1,361,719
5.90%, 06/01/53 (Call 12/01/52)	845	814,453
7.50%, 11/06/33	660	726,566
7.69%, 06/15/25	600	621,712
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	1,110	1,024,874
2.20%, 06/01/30 (Call 03/01/30)(b)	1,594	1,325,038
3.20%, 06/01/50 (Call 12/01/49)(b)	631	441,469
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,415	1,271,621
2.55%, 05/10/31 (Call 02/10/31)(b)	1,257	1,007,789
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52
(Call 01/15/52)	305	246,023
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,064	933,827
2.15%, 02/03/32 (Call 11/03/31)	1,102	876,357

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.13%, 08/15/29 (Call 05/15/29)	$725	$648,741
3.70%, 03/23/29 (Call 02/23/29)	1,070	992,144
3.85%, 10/01/24 (Call 07/01/24)	535	524,125
3.95%, 03/15/27 (Call 12/15/26)	982	947,117
3.95%, 08/15/49 (Call 02/15/49)	418	330,948
4.50%, 04/01/25 (Call 03/01/25)(a)	743	734,855
4.63%, 12/01/42 (Call 06/01/42)	1,021	899,938
4.80%, 03/15/47 (Call 09/15/46)	516	455,414
4.88%, 04/01/30 (Call 01/01/30)	675	664,833
4.95%, 10/01/44 (Call 04/01/44)	664	598,810
5.50%, 03/15/53 (Call 09/15/52)	120	117,483
5.75%, 03/01/28 (Call 02/01/28)(a)	665	688,712
5.88%, 03/01/33 (Call 12/01/32)	635	666,932
8.15%, 06/15/38	565	678,824
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	891	750,371
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	325	216,551
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)(a)	355	300,878
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	570	419,101
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	520	395,314
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(b)	580	582,900
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46(a)	765	627,977
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	985	930,530
4.15%, 05/01/47 (Call 11/01/46)	2,197	1,911,659
4.88%, 04/01/42	1,242	1,208,189
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	773	568,302
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	380	276,529
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	1,745	1,210,484
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(a)	920	826,674
2.30%, 12/01/24 (Call 11/01/24)	535	510,093
2.70%, 06/01/31 (Call 03/01/31)(a)	739	629,576
2.95%, 12/01/29 (Call 09/01/29)(a)	835	745,798
3.25%, 09/01/24 (Call 07/01/24)	421	409,056
3.60%, 02/01/25 (Call 11/01/24)	1,235	1,198,557
3.60%, 09/01/27 (Call 06/01/27)(a)	685	652,826
4.70%, 02/01/45 (Call 08/01/44)	1,492	1,305,509
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)(a)	15	11,849
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	545	393,001
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	630,675
Mayo Clinic
3.77%, 11/15/43	355	297,322
Series 2013, 4.00%, 11/15/47	30	25,518
Series 2016, 4.13%, 11/15/52(a)	290	248,380
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	583	396,509
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)(a)	498	435,210
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	255	187,835
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	700	519,566
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	328,339
5.00%, 07/01/42(a)	285	279,254
Series 2015, 4.20%, 07/01/55	312	261,808
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	137,935
Security	Par (000)	Value

Health Care - Services (continued)
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	$235	$226,320
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	764	489,612
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	560	389,445
Montefiore Obligated Group
4.29%, 09/01/50	329	200,343
Series 18-C, 5.24%, 11/01/48(a)	486	356,732
Mount Nittany Medical Center Obligated Group, 3.80%,
11/15/52	335	257,890
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	420	338,110
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	710	533,376
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	565	386,863
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)(a)	640	394,260
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	524	475,843
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	114,770
2.61%, 08/01/60 (Call 02/01/60)(a)	238	137,541
3.56%, 08/01/36	110	94,089
4.02%, 08/01/45	610	519,304
4.06%, 08/01/56	149	121,847
4.76%, 08/01/2116	255	215,532
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	410	293,877
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	217	162,856
3.98%, 11/01/46 (Call 11/01/45)	605	466,688
4.26%, 11/01/47 (Call 11/01/46)(a)	1,041	851,647
6.15%, 11/01/43	700	719,301
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	225	143,409
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)(a)	1,105	845,378
3.17%, 11/01/51 (Call 05/01/51)(a)	910	640,372
3.32%, 11/01/61 (Call 05/01/61)(a)	488	331,108
4.37%, 11/01/43	180	159,753
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	785	489,460
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	520	525,709
Ochsner LSU Health System of North Louisiana, Series
2021, 2.51%, 05/15/31 (Call 11/15/30)	585	433,737
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	845	695,437
2.83%, 11/15/41 (Call 05/15/41)	760	554,355
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	98	69,269
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	360	256,966
4.09%, 10/01/48 (Call 04/01/48)	387	306,929
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	550	496,677
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	751	681,551
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	710	479,463
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	690	544,639
2.86%, 01/01/52 (Call 07/01/51)	590	378,936
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	485	337,485

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Premier Health Partners, Series G, 2.91%, 11/15/26
(Call 05/15/26)	$597	$536,437
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)(a)	515	507,760
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	870	736,930
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	833	491,352
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	727	572,102
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	651	602,787
Series I, 3.74%, 10/01/47	453	338,756
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	145	135,774
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	562	484,535
2.95%, 06/30/30 (Call 03/30/30)	1,208	1,067,066
3.45%, 06/01/26 (Call 03/01/26)	805	772,565
3.50%, 03/30/25 (Call 12/30/24)	596	577,116
4.20%, 06/30/29 (Call 03/30/29)(a)	570	555,162
4.70%, 03/30/45 (Call 09/30/44)	431	375,660
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	100	70,603
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	1,320	1,198,229
1.93%, 12/13/28 (Call 10/13/28)(b)	1,865	1,637,416
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	2,310	1,927,394
2.13%, 03/10/25 (Call 02/10/25)(b)	585	559,373
2.31%, 03/10/27 (Call 02/10/27)(b)	765	708,392
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	490	459,296
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	2,210	1,472,619
2.63%, 05/15/26 (Call 02/15/26)(b)	955	908,486
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	612	589,370
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	390	381,942
3.63%, 09/17/28 (Call 06/17/28)(b)	1,040	1,002,390
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	350	302,672
7.00%, 03/01/39(a)(b)	1,085	1,322,458
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)(a)	520	483,566
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	600	451,876
3.95%, 07/01/46 (Call 07/01/45)	435	358,981
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50
(Call 10/01/49)(a)	230	150,409
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	130	87,553
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	60	38,318
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45
(Call 01/15/45)	310	279,370
SSM Health Care Corp.
4.89%, 06/01/28	150	148,772
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	918	875,509
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	325	224,345
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	812	657,945
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	275	247,555
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	300	209,416
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	302	284,600
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	335,515
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	65	59,581
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	279,083
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	333	248,564
Security	Par (000)	Value

Health Care - Services (continued)
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	$360	$251,442
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	375	217,583
4.33%, 11/15/55	330	284,192
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	394	389,741
Trinity Health Corp.
4.13%, 12/01/45(a)	660	568,973
Series 2019, 3.43%, 12/01/48	310	237,808
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	680	479,035
UMass Memorial Health Care Obligated Group, 5.36%,
07/01/52 (Call 01/01/52)(a)	310	304,462
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	475	463,926
1.15%, 05/15/26 (Call 04/15/26)(a)	1,010	919,624
1.25%, 01/15/26	896	822,889
2.00%, 05/15/30	1,366	1,159,170
2.30%, 05/15/31 (Call 02/15/31)	1,065	908,843
2.38%, 08/15/24	959	929,014
2.75%, 05/15/40 (Call 11/15/39)(a)	1,200	888,287
2.88%, 08/15/29	1,035	939,747
2.90%, 05/15/50 (Call 11/15/49)	1,300	899,568
2.95%, 10/15/27	1,076	1,014,318
3.05%, 05/15/41 (Call 11/15/40)	1,470	1,127,956
3.10%, 03/15/26(a)	1,475	1,422,837
3.13%, 05/15/60 (Call 11/15/59)	1,010	684,538
3.25%, 05/15/51 (Call 11/15/50)	2,310	1,685,240
3.38%, 04/15/27	1,000	960,514
3.45%, 01/15/27	1,092	1,055,228
3.50%, 08/15/39 (Call 02/15/39)	1,472	1,226,237
3.70%, 12/15/25	977	953,593
3.70%, 08/15/49 (Call 02/15/49)	1,417	1,125,145
3.75%, 07/15/25	1,616	1,584,372
3.75%, 10/15/47 (Call 04/15/47)	869	698,603
3.85%, 06/15/28(a)	1,400	1,358,270
3.88%, 12/15/28(a)	1,026	994,181
3.88%, 08/15/59 (Call 02/15/59)	1,287	1,016,360
3.95%, 10/15/42 (Call 04/15/42)	553	470,267
4.00%, 05/15/29 (Call 03/15/29)	1,322	1,278,285
4.20%, 05/15/32 (Call 02/15/32)	1,650	1,590,568
4.20%, 01/15/47 (Call 07/15/46)	820	714,225
4.25%, 01/15/29 (Call 12/15/28)	1,705	1,679,560
4.25%, 03/15/43 (Call 09/15/42)	488	438,022
4.25%, 04/15/47 (Call 10/15/46)	641	558,814
4.25%, 06/15/48 (Call 12/15/47)	1,287	1,122,734
4.38%, 03/15/42 (Call 09/15/41)(a)	1,171	1,051,868
4.45%, 12/15/48 (Call 06/15/48)	1,158	1,042,445
4.50%, 04/15/33 (Call 01/15/33)	1,640	1,609,066
4.63%, 07/15/35	620	608,244
4.63%, 11/15/41 (Call 05/15/41)	1,176	1,100,116
4.75%, 07/15/45	2,040	1,923,235
4.75%, 05/15/52 (Call 11/15/51)	2,270	2,129,464
4.95%, 05/15/62 (Call 11/15/61)	1,425	1,346,064
5.00%, 10/15/24	520	520,778
5.05%, 04/15/53 (Call 10/15/52)	2,370	2,326,893
5.15%, 10/15/25	605	612,896
5.20%, 04/15/63 (Call 10/15/62)	1,640	1,605,520
5.25%, 02/15/28 (Call 01/15/28)(a)	1,165	1,199,073
5.30%, 02/15/30 (Call 12/15/29)	845	875,271
5.35%, 02/15/33 (Call 11/15/32)	2,290	2,386,753
5.70%, 10/15/40 (Call 04/15/40)	700	737,322

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.80%, 03/15/36(a)	$1,474	$1,578,095
5.88%, 02/15/53 (Call 08/15/52)	2,340	2,558,565
5.95%, 02/15/41 (Call 08/15/40)	835	896,497
6.05%, 02/15/63 (Call 08/15/62)	1,790	1,976,453
6.50%, 06/15/37	1,388	1,555,389
6.63%, 11/15/37	894	1,024,785
6.88%, 02/15/38(a)	1,038	1,233,791
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,105	972,770
2.65%, 10/15/30 (Call 07/15/30)(a)	1,320	1,069,368
2.65%, 01/15/32 (Call 10/15/31)(a)	702	553,508
UPMC, Series D-1, 3.60%, 04/03/25	700	675,898
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	80	55,509
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	201	133,407
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	817	717,359
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	288	184,049
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)(a)	165	99,496
		263,460,556
Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	275	267,945
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,505	1,308,152
2.88%, 06/15/27 (Call 05/15/27)(a)	710	618,605
2.88%, 06/15/28 (Call 04/15/28)	1,378	1,148,173
3.20%, 11/15/31 (Call 08/15/31)	945	720,884
3.25%, 07/15/25 (Call 06/15/25)(a)	1,372	1,268,942
3.88%, 01/15/26 (Call 12/15/25)	1,496	1,388,534
4.20%, 06/10/24 (Call 05/10/24)(a)	837	816,202
4.25%, 03/01/25 (Call 01/01/25)	809	770,809
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	564	480,975
2.95%, 03/10/26 (Call 02/10/26)	634	561,954
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	380	332,520
Blackstone Private Credit Fund
1.75%, 09/15/24	455	425,357
2.35%, 11/22/24	330	308,105
2.63%, 12/15/26 (Call 11/15/26)	1,380	1,176,709
2.70%, 01/15/25 (Call 11/15/24)	920	857,394
3.25%, 03/15/27 (Call 02/15/27)	1,473	1,266,216
4.00%, 01/15/29 (Call 11/15/28)	927	779,310
4.70%, 03/24/25(a)	700	675,497
7.05%, 09/29/25(a)	1,095	1,091,733
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	668	563,991
2.75%, 09/16/26 (Call 08/19/26)	1,075	937,858
2.85%, 09/30/28 (Call 07/30/28)	900	734,408
3.63%, 01/15/26 (Call 12/15/25)	1,210	1,114,221
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	413	390,351
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,948	1,743,599
3.38%, 09/06/49 (Call 03/06/49)(b)	1,055	807,539
CK Hutchison International 19 Ltd., 3.63%, 04/11/29
(Call 01/11/29)(a)(b)	414	391,238
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	624	566,912
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(b)	490	492,351
4.88%, 04/21/33 (Call 01/21/33)(b)	345	346,690
Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
1.65%, 10/12/24	$670	$619,758
2.63%, 01/15/27 (Call 12/15/26)	550	468,102
3.13%, 10/12/28 (Call 08/12/28)(a)	800	652,656
3.25%, 07/15/27 (Call 06/15/27)	907	777,603
3.40%, 01/15/26 (Call 12/15/25)	1,304	1,182,337
4.13%, 02/01/25 (Call 01/01/25)(a)	906	856,279
4.25%, 02/14/25 (Call 01/14/25)(b)	310	293,692
4.63%, 07/15/24 (Call 06/15/24)	330	319,882
Fund of National Welfare Samruk-Kazyna JSC, 2.00%,
10/28/26 (Call 07/28/26)(b)	700	634,494
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	481	440,217
3.75%, 02/10/25 (Call 01/10/25)(a)	618	596,733
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	860	709,601
2.50%, 08/24/26 (Call 07/24/26)	631	543,355
Hutchison Whampoa International 03/33 Ltd., 7.45%,
11/24/33(b)	140	168,522
Hutchison Whampoa International 14 Ltd., 3.63%,
10/31/24(b)	1,650	1,613,945
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	782	613,689
3.75%, 05/28/51 (Call 11/28/50)(b)	815	529,659
4.50%, 04/08/52 (Call 10/08/51)(b)	595	433,656
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)(a)	785	688,431
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	475	440,489
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	695	596,206
3.50%, 02/25/25 (Call 01/25/25)(a)	460	436,670
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	852	720,563
2.88%, 06/11/28 (Call 04/11/28)	1,075	877,037
3.40%, 07/15/26 (Call 06/15/26)	1,183	1,046,677
3.75%, 07/22/25 (Call 06/22/25)	871	801,982
4.00%, 03/30/25 (Call 02/28/25)(a)	481	452,708
4.25%, 01/15/26 (Call 12/15/25)(a)	852	788,242
Owl Rock Capital Corp. II, 4.63%, 11/26/24
(Call 10/25/24)(b)	760	723,714
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	775	653,534
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	645	556,628
4.70%, 02/08/27 (Call 01/08/27)	1,055	955,969
5.50%, 03/21/25(a)	704	682,374
7.75%, 09/16/27 (Call 08/16/27)(b)	290	290,493
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	827	678,728
3.75%, 06/17/26 (Call 05/17/26)(b)	521	457,845
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	880	796,140
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	675	563,210
3.44%, 10/15/28 (Call 08/15/28)(a)	589	444,331
3.71%, 01/22/26 (Call 12/22/25)	773	678,707
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(a)(b)	785	518,711

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	$100	$87,831
3.88%, 11/01/24 (Call 10/01/24)	320	307,365
		51,051,939
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)(a)	1,177	1,042,060
1.40%, 10/15/27 (Call 08/15/27)	872	754,225
2.50%, 10/15/24 (Call 09/15/24)	509	488,982
2.60%, 10/15/25 (Call 09/15/25)	868	814,012
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	664	654,224
4.75%, 11/29/27 (Call 05/29/27)	1,362	1,334,054
5.00%, 06/15/27 (Call 12/15/26)	574	565,618
5.25%, 06/01/26 (Call 12/01/25)	855	853,797
5.88%, 11/15/24 (Call 05/15/24)	715	716,059
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	590	458,070
3.85%, 01/15/30 (Call 07/15/29)(a)	405	351,554
3.97%, 08/06/61 (Call 02/06/61)	247	144,920
6.00%, 01/15/43 (Call 10/15/42)	550	483,935
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,108	968,794
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	827	822,269
5.50%, 03/01/26 (Call 12/01/25)	514	515,858
6.00%, 02/15/35(a)	329	335,687
6.38%, 05/15/33(a)	755	787,502
7.88%, 06/15/32	393	449,303
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	645	577,214
4.35%, 02/15/28 (Call 11/15/27)	535	505,618
4.88%, 11/15/25 (Call 08/15/25)(a)	515	501,229
4.88%, 03/15/27 (Call 12/15/26)	695	681,452
		14,806,436
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	642	626,736
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	795	740,778
3.50%, 11/15/51 (Call 05/15/51)	710	507,088
3.80%, 11/15/24 (Call 08/15/24)	340	331,657
4.40%, 03/15/29 (Call 12/15/28)	703	676,027
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	990	956,595
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	595	536,712
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	660	535,711
3.70%, 05/01/25	530	516,048
4.50%, 06/01/46 (Call 12/01/45)(a)	460	365,866
4.60%, 05/15/50 (Call 11/15/49)(a)	828	670,965
4.70%, 05/14/32 (Call 02/14/32)(a)	280	267,810
4.75%, 02/26/29 (Call 11/26/28)(a)	736	725,077
5.15%, 03/01/43(a)	365	321,728
5.50%, 03/01/33 (Call 12/01/32)(a)	535	535,168
		8,313,966
Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 07/03/23)(a)	447	421,995
2.25%, 02/15/32 (Call 11/15/31)(a)	635	499,407
2.65%, 04/30/30 (Call 02/01/30)	557	469,418
Security	Par (000)	Value

Household Products & Wares (continued)
4.88%, 12/06/28 (Call 09/06/28)	$644	$636,561
5.75%, 03/15/33 (Call 12/15/32)(a)	580	598,318
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	260,386
3.15%, 08/01/27 (Call 05/01/27)(a)	712	676,723
3.95%, 08/01/47 (Call 02/01/47)	445	361,228
5.00%, 06/15/52 (Call 12/15/51)(a)	850	819,400
5.60%, 11/15/32 (Call 08/15/32)	915	967,417
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	721	592,950
3.10%, 10/01/27 (Call 07/01/27)	1,138	1,065,527
3.90%, 05/15/28 (Call 02/15/28)(a)	550	529,406
4.40%, 05/01/29 (Call 03/01/29)	400	391,881
4.60%, 05/01/32 (Call 02/01/32)(a)	795	783,519
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	1,048	914,159
2.00%, 11/02/31 (Call 08/02/31)(a)	730	607,866
2.65%, 03/01/25	518	498,252
2.75%, 02/15/26	540	516,363
2.88%, 02/07/50 (Call 08/07/49)(a)	451	321,316
3.05%, 08/15/25(a)	458	443,081
3.10%, 03/26/30 (Call 12/26/29)	1,289	1,185,095
3.20%, 04/25/29 (Call 01/25/29)	823	773,088
3.20%, 07/30/46 (Call 01/30/46)(a)	455	341,764
3.70%, 06/01/43	360	285,836
3.90%, 05/04/47 (Call 11/04/46)	342	290,671
3.95%, 11/01/28 (Call 08/01/28)	579	566,324
4.50%, 02/16/33 (Call 11/16/32)	635	635,654
5.30%, 03/01/41	495	511,281
6.63%, 08/01/37	841	1,000,673
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	445	378,250
3.25%, 03/12/25(b)	390	377,356
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,554	1,509,568
3.00%, 06/26/27 (Call 03/26/27)(b)	3,177	2,994,030
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	275	267,000
4.00%, 05/15/43 (Call 02/15/43)(b)	400	328,276
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	300	259,357
4.75%, 10/15/46 (Call 04/15/46)(b)	1,330	1,209,351
4.80%, 09/01/40(b)	690	641,672
		25,930,419
Insurance — 4.4%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(d)	597	569,257
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	320	291,390
2.88%, 10/15/26 (Call 07/15/26)	697	652,485
3.60%, 04/01/30 (Call 01/01/30)(a)	1,548	1,430,095
4.00%, 10/15/46 (Call 04/15/46)	395	313,075
4.75%, 01/15/49 (Call 07/15/48)(a)	497	448,350
6.45%, 08/15/40	430	447,886
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	490	473,966
3.20%, 09/16/40 (Call 03/16/40)(b)	1,820	1,366,297
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,305	1,199,693
3.60%, 04/09/29 (Call 01/09/29)(b)	1,130	1,062,641
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	585	565,649
4.50%, 03/16/46 (Call 09/16/45)(b)	940	839,334

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 03/11/44(b)	$60	$56,704
4.95%, 04/04/33 (Call 01/04/33)(b)	1,600	1,615,431
5.63%, 10/25/27 (Call 09/25/27)(b)	1,050	1,087,971
AIG Global Funding
0.65%, 06/17/24(b)	589	559,528
0.90%, 09/22/25(a)(b)	1,147	1,037,792
AIG SunAmerica Global Financing X, 6.90%,
03/15/32(a)(b)	931	1,003,431
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	460	322,099
3.63%, 05/15/30 (Call 02/15/30)(a)	770	721,399
4.90%, 09/15/44 (Call 03/15/44)(a)	282	262,790
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25
(Call 07/29/25)	819	785,729
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	855	768,418
1.45%, 12/15/30 (Call 09/15/30)(a)	1,156	899,840
3.28%, 12/15/26 (Call 09/15/26)	777	738,970
3.85%, 08/10/49 (Call 02/10/49)	722	553,014
4.20%, 12/15/46 (Call 06/15/46)	987	804,923
4.50%, 06/15/43	454	392,636
5.25%, 03/30/33 (Call 12/30/32)	250	249,270
5.35%, 06/01/33	265	263,471
5.55%, 05/09/35	826	850,081
5.95%, 04/01/36(a)	280	299,198
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(d)	630	614,250
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	927	905,643
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	690	564,011
5.25%, 04/02/30 (Call 01/02/30)(a)	487	483,422
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	901	853,985
3.40%, 06/30/30 (Call 03/30/30)	150	133,512
3.88%, 01/15/35 (Call 07/15/34)	370	319,609
3.90%, 04/01/26 (Call 01/01/26)	890	862,763
4.20%, 04/01/28 (Call 01/01/28)	520	506,072
4.38%, 06/30/50 (Call 12/30/49)	1,243	1,027,824
4.50%, 07/16/44 (Call 01/16/44)	820	692,320
4.75%, 04/01/48 (Call 10/01/47)	1,316	1,148,190
4.80%, 07/10/45 (Call 01/10/45)	941	826,840
5.13%, 03/27/33 (Call 12/27/32)	820	803,481
6.25%, 05/01/36	565	590,941
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(d)	795	763,597
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(a)(b)	658	508,825
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	755	567,488
3.83%, 03/11/51 (Call 09/11/50)(b)	636	395,064
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,423	1,237,880
3.75%, 05/02/29 (Call 02/02/29)	493	464,407
4.50%, 12/15/28 (Call 09/15/28)	1,037	1,018,051
6.25%, 09/30/40(a)	860	908,313
8.21%, 01/01/27	234	238,095
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	530	426,895
2.60%, 12/02/31 (Call 09/02/31)	440	364,627
2.85%, 05/28/27 (Call 04/28/27)	845	782,408
2.90%, 08/23/51 (Call 02/23/51)	460	293,813
Security	Par (000)	Value

Insurance (continued)
3.90%, 02/28/52 (Call 08/28/51)	$910	$701,947
5.00%, 09/12/32 (Call 06/12/32)	435	433,387
5.35%, 02/28/33 (Call 11/28/32)	310	314,632
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	613	600,152
3.88%, 12/15/25 (Call 09/15/25)	982	951,587
4.25%, 12/12/42(a)	265	210,308
4.45%, 05/24/43 (Call 02/24/43)	201	163,943
4.60%, 06/14/44 (Call 03/14/44)	760	662,953
4.75%, 05/15/45 (Call 11/15/44)(a)	545	485,303
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,187	1,150,735
5.03%, 12/15/46 (Call 06/15/46)	779	688,901
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	827	603,922
7.35%, 05/01/34(a)	100	114,881
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	437	398,604
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	768	618,360
3.05%, 03/09/52 (Call 09/09/51)(a)	375	236,693
3.50%, 05/20/51 (Call 11/20/50)	1,235	861,766
5.50%, 03/02/33 (Call 12/02/32)	220	223,483
5.75%, 03/02/53 (Call 09/02/52)(a)	302	300,954
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	140	109,678
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	510	386,344
3.70%, 02/22/30 (Call 11/22/29)	441	382,316
4.90%, 03/27/28 (Call 12/27/27)	825	786,212
6.75%, 02/15/34(a)	320	330,457
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	1,020	869,553
3.60%, 09/15/51 (Call 03/15/51)	617	413,701
5.00%, 07/01/24(a)	447	445,414
Athene Global Funding
0.91%, 08/19/24(b)	522	487,273
1.45%, 01/08/26(a)(b)	862	760,072
1.61%, 06/29/26(b)	960	826,895
1.72%, 01/07/25(b)	780	723,587
1.73%, 10/02/26(b)	850	731,870
1.99%, 08/19/28(b)	1,015	815,737
2.50%, 01/14/25(a)(b)	803	756,514
2.50%, 03/24/28(b)	807	676,837
2.55%, 06/29/25(b)	646	595,426
2.55%, 11/19/30(b)	580	446,311
2.65%, 10/04/31(a)(b)	570	432,900
2.67%, 06/07/31(b)	631	488,183
2.72%, 01/07/29(b)	635	523,734
2.75%, 06/25/24(b)	708	675,033
2.95%, 11/12/26(b)	325	291,301
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	672	404,556
3.50%, 01/15/31 (Call 10/15/30)	570	469,213
3.95%, 05/25/51 (Call 11/25/50)	730	479,184
4.13%, 01/12/28 (Call 10/12/27)	1,280	1,183,732
6.15%, 04/03/30 (Call 01/03/30)(a)	485	488,428
6.65%, 02/01/33 (Call 11/01/32)	580	583,665
AXA SA, 8.60%, 12/15/30(a)	185	221,692

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	$598	$550,850
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(d)	457	362,765
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	860	819,329
5.15%, 04/01/45	365	306,031
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)(b)	658	490,851
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,112	907,815
1.85%, 03/12/30 (Call 12/12/29)(a)	568	485,155
2.30%, 03/15/27 (Call 02/15/27)	1,020	964,704
2.50%, 01/15/51 (Call 07/15/50)	1,020	655,620
2.85%, 10/15/50 (Call 04/15/50)	2,260	1,557,429
2.88%, 03/15/32 (Call 12/15/31)	1,482	1,313,964
3.85%, 03/15/52 (Call 09/15/51)	3,390	2,765,492
4.20%, 08/15/48 (Call 02/15/48)	2,288	2,044,626
4.25%, 01/15/49 (Call 07/15/48)(a)	1,974	1,778,275
4.30%, 05/15/43	820	745,834
4.40%, 05/15/42(a)	776	732,032
5.75%, 01/15/40	1,005	1,110,321
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	2,167	2,105,206
4.50%, 02/11/43	1,320	1,251,457
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	667	595,465
1.75%, 01/13/25(b)	880	823,749
2.00%, 06/28/28(a)(b)	638	538,562
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	785	722,862
3.85%, 12/22/51 (Call 06/22/51)(a)	520	318,964
4.70%, 06/22/47 (Call 12/22/46)	769	561,564
5.63%, 05/15/30 (Call 02/15/30)(a)	1,039	978,537
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,358	1,093,357
4.20%, 09/15/24 (Call 06/15/24)(a)	811	795,447
4.20%, 03/17/32 (Call 12/17/31)	430	389,283
4.50%, 03/15/29 (Call 12/15/28)	810	774,701
4.95%, 03/17/52 (Call 09/17/51)	740	624,754
Chubb Corp. (The)
6.00%, 05/11/37	575	618,912
Series 1, 6.50%, 05/15/38	855	976,651
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	875	696,527
2.85%, 12/15/51 (Call 06/15/51)	685	466,520
3.05%, 12/15/61 (Call 06/15/61)(a)	1,200	790,878
3.15%, 03/15/25	1,337	1,296,884
3.35%, 05/03/26 (Call 02/03/26)	1,450	1,413,860
4.15%, 03/13/43	870	752,445
4.35%, 11/03/45 (Call 05/03/45)	1,252	1,117,672
6.70%, 05/15/36	280	317,379
Cincinnati Financial Corp.
6.13%, 11/01/34	515	551,417
6.92%, 05/15/28	670	724,577
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	875	709,359
3.45%, 08/15/27 (Call 05/15/27)	763	716,344
3.90%, 05/01/29 (Call 02/01/29)	639	597,380
4.50%, 03/01/26 (Call 12/01/25)	742	726,594
Security	Par (000)	Value

Insurance (continued)
5.50%, 06/15/33	$35	$34,480
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)(a)	866	857,183
5.25%, 05/30/29 (Call 02/28/29)	646	611,731
CNO Global Funding
1.65%, 01/06/25(b)	1,094	1,014,662
1.75%, 10/07/26(a)(b)	685	611,033
2.65%, 01/06/29(a)(b)	1,215	1,033,904
Corebridge Financial Inc.
3.50%, 04/04/25	1,320	1,260,077
3.65%, 04/05/27	1,520	1,422,208
3.85%, 04/05/29(a)	1,165	1,050,340
3.90%, 04/05/32	1,690	1,465,738
4.35%, 04/05/42	865	691,754
4.40%, 04/05/52	1,653	1,258,054
6.88%, 12/15/52	260	242,753
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3-mo. SOFR + 3.922%)(b)(d)(e)	440	415,796
5.10%, (Call 10/28/24),
(3-mo. LIBOR US + 3.680%)(a)(b)(d)(e)	790	771,728
Doctors Co. An Interinsurance Exchange (The), 4.50%,
01/18/32 (Call 10/18/31)(b)	285	238,002
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	718	617,628
1.78%, 03/17/31 (Call 12/17/30)(a)(b)	807	640,651
3.08%, 09/17/51 (Call 03/17/51)(a)(b)	700	446,416
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	958	755,933
4.95%, 06/01/29 (Call 03/01/29)(a)	675	635,664
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	524	495,164
1.00%, 01/09/26(a)(b)	460	410,953
1.10%, 11/12/24(a)(b)	687	646,329
1.30%, 07/12/26(b)	798	701,716
1.40%, 07/07/25(b)	1,128	1,031,883
1.40%, 08/27/27(a)(b)	632	536,167
1.70%, 11/12/26(b)	600	527,871
1.75%, 11/15/30(a)(b)	552	433,701
1.80%, 03/08/28(a)(b)	780	660,902
5.45%, 03/03/28(b)	650	659,475
5.50%, 12/02/25(a)(b)	510	510,289
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,726	1,637,812
5.00%, 04/20/48 (Call 10/20/47)	1,476	1,242,917
5.59%, 01/11/33 (Call 10/11/32)(a)	680	666,662
7.00%, 04/01/28	670	711,273
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	1,080	690,870
3.50%, 10/15/50 (Call 04/15/50)(a)	1,160	809,890
4.87%, 06/01/44(a)	325	290,502
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(b)	755	758,042
F&G Global Funding
0.90%, 09/20/24(b)	801	745,672
1.75%, 06/30/26(b)	672	599,194
2.00%, 09/20/28(b)	855	715,303
2.30%, 04/11/27(a)(b)	670	599,163
5.15%, 07/07/25(b)	530	516,979
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	880	744,551

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.63%, 04/29/30 (Call 01/29/30)	$827	$780,666
4.85%, 04/17/28 (Call 01/17/28)	1,109	1,076,260
5.63%, 08/16/32	135	132,143
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	488	479,386
Farmers Exchange Capital, 7.05%, 07/15/28(b)	475	485,990
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(d)	430	417,627
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(b)(d)	410	372,538
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37), (3-mo. LIBOR US + 1.374%)(a)(b)(d)	991	770,098
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(b)	1,211	1,191,355
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	807	637,238
3.20%, 09/17/51 (Call 03/17/51)(a)	775	455,205
3.40%, 06/15/30 (Call 03/15/30)(a)	970	840,652
4.50%, 08/15/28 (Call 05/15/28)(a)	382	364,509
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	905	692,473
4.00%, 05/15/30 (Call 02/15/30)	790	697,351
4.60%, 11/15/24	620	605,769
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(b)	1,935	1,651,690
Five Corners Funding Trust III, 5.79%, 02/15/33
(Call 11/15/32)(a)(b)	100	101,340
Five Corners Funding Trust IV, 6.00%, 02/15/53
(Call 08/15/52)(b)	870	865,601
GA Global Funding Trust
0.80%, 09/13/24(b)	618	577,218
1.63%, 01/15/26(b)	1,006	900,006
1.95%, 09/15/28(a)(b)	677	570,763
2.25%, 01/06/27(a)(b)	595	530,658
2.90%, 01/06/32(a)(b)	615	477,948
3.85%, 04/11/25(b)	630	603,621
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	1,205	902,180
4.40%, 10/15/29 (Call 07/15/29)(b)	858	737,568
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	907	728,052
4.55%, 09/15/28 (Call 06/15/28)	1,000	972,372
4.80%, 06/15/32 (Call 03/15/32)(a)	385	369,379
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	820	780,558
4.58%, 05/17/48 (Call 11/17/47)(b)	366	305,577
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47
(Call 12/03/46)(b)	1,450	1,140,232
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25
(Call 07/12/25)(b)	665	598,094
Guardian Life Global Funding
0.88%, 12/10/25(b)	738	659,426
1.10%, 06/23/25(b)	626	572,666
1.25%, 05/13/26(a)(b)	441	396,344
1.25%, 11/19/27(b)	375	319,952
1.40%, 07/06/27(a)(b)	505	437,864
1.63%, 09/16/28(a)(b)	440	370,188
3.25%, 03/29/27(b)	875	820,051
5.55%, 10/28/27(b)	730	744,347
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	381	253,357
4.85%, 01/24/77(b)	576	487,938
4.88%, 06/19/64(b)	540	473,921
Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	$933	$740,830
4.50%, 04/15/26 (Call 01/15/26)	761	746,324
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	964	839,848
2.90%, 09/15/51 (Call 03/15/51)(a)	820	524,721
3.60%, 08/19/49 (Call 02/19/49)	325	242,665
4.30%, 04/15/43	598	485,258
4.40%, 03/15/48 (Call 09/15/47)	431	359,675
5.95%, 10/15/36(a)	688	707,737
6.10%, 10/01/41	577	585,180
6.63%, 03/30/40(a)	452	475,119
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	200,039
Horace Mann Educators Corp., 4.50%, 12/01/25
(Call 09/01/25)(a)	110	106,094
Intact Financial Corp., 5.46%, 09/22/32
(Call 06/22/32)(a)(b)	900	901,883
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	885	686,151
4.00%, 11/23/51 (Call 05/23/51)(a)	745	488,107
5.17%, 06/08/27 (Call 05/08/27)(a)	587	561,302
5.67%, 06/08/32 (Call 03/08/32)(a)	150	143,031
Jackson National Life Global Funding
1.75%, 01/12/25(b)	600	559,540
2.65%, 06/21/24(b)	431	415,157
3.05%, 04/29/26(a)(b)	551	509,563
3.05%, 06/21/29(b)	452	394,389
3.88%, 06/11/25(b)	622	595,067
5.25%, 04/12/28(b)	355	344,181
5.50%, 01/09/26(b)	915	902,894
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	895	958,843
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	1,065	841,597
3.80%, 02/23/32 (Call 11/23/31)	180	151,317
4.35%, 02/15/25 (Call 11/15/24)	379	365,312
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,706	1,233,873
3.95%, 05/15/60 (Call 11/15/59)(b)	1,198	817,499
4.57%, 02/01/29(b)	1,201	1,141,600
4.85%, 08/01/44(a)(b)	30	25,051
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	940	873,773
6.50%, 03/15/35(a)(b)	1,297	1,338,957
6.50%, 05/01/42(b)	700	718,551
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	578	476,290
3.35%, 03/09/25(a)	520	496,171
3.40%, 01/15/31 (Call 10/15/30)(a)	630	520,096
3.40%, 03/01/32 (Call 12/01/31)(a)	280	225,426
3.63%, 12/12/26 (Call 09/15/26)(a)	750	697,843
3.80%, 03/01/28 (Call 12/01/27)(a)	511	465,379
4.35%, 03/01/48 (Call 09/01/47)	362	255,352
4.38%, 06/15/50 (Call 12/15/49)(a)	475	333,862
6.30%, 10/09/37(a)	609	602,210
7.00%, 06/15/40(a)	584	601,078
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	825	735,529
3.75%, 04/01/26 (Call 01/01/26)	1,081	1,056,341
4.13%, 05/15/43 (Call 11/15/42)	599	490,685
6.00%, 02/01/35	195	203,922

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	$675	$625,656
3.70%, 03/16/32 (Call 12/16/31)(a)	630	577,977
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)(d)	795	747,217
4.15%, 03/04/26	991	965,657
5.38%, 03/04/46	730	713,840
Maple Grove Funding Trust I, 4.16%, 08/15/51
(Call 02/15/51)(a)(b)	745	522,123
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)(a)	656	595,772
3.45%, 05/07/52 (Call 11/07/51)	915	621,186
3.50%, 11/01/27 (Call 08/01/27)	507	476,721
4.15%, 09/17/50 (Call 03/17/50)	716	551,187
4.30%, 11/01/47 (Call 05/01/47)	316	254,147
5.00%, 03/30/43	370	321,382
5.00%, 04/05/46	416	365,208
5.00%, 05/20/49 (Call 11/20/48)	605	540,370
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	800	669,145
2.38%, 12/15/31 (Call 09/15/31)	1,205	992,046
2.90%, 12/15/51 (Call 06/15/51)	335	220,425
3.50%, 06/03/24 (Call 03/03/24)	401	392,403
3.50%, 03/10/25 (Call 12/10/24)	657	640,928
3.75%, 03/14/26 (Call 12/14/25)	756	736,733
4.20%, 03/01/48 (Call 09/01/47)	936	782,351
4.35%, 01/30/47 (Call 07/30/46)	769	652,954
4.38%, 03/15/29 (Call 12/15/28)	1,667	1,627,152
4.75%, 03/15/39 (Call 09/15/38)	829	768,234
4.90%, 03/15/49 (Call 09/15/48)	1,776	1,628,996
5.45%, 03/15/53 (Call 09/15/52)	195	194,941
5.75%, 11/01/32 (Call 08/01/32)	310	327,336
5.88%, 08/01/33(a)	580	621,170
6.25%, 11/01/52 (Call 05/01/52)	395	438,133
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	210	135,414
3.38%, 04/15/50(a)(b)	348	246,879
3.73%, 10/15/70(b)	960	646,873
4.50%, 04/15/65(b)	70	54,153
4.90%, 04/01/77(b)	718	611,020
5.08%, 02/15/69 (Call 02/15/49),
(3-mo. LIBOR US + 3.191%)(b)(d)	595	531,750
5.38%, 12/01/41(a)(b)	607	553,700
5.67%, 12/01/52 (Call 06/01/52)(b)	935	946,042
MassMutual Global Funding II
1.20%, 07/16/26(b)	440	392,926
1.55%, 10/09/30(b)	1,168	920,329
2.15%, 03/09/31(a)(b)	728	595,945
2.35%, 01/14/27(b)	580	533,592
2.75%, 06/22/24(b)	847	823,544
2.95%, 01/11/25(b)	923	890,737
3.40%, 03/08/26(b)	1,202	1,155,731
4.15%, 08/26/25(b)	663	648,942
4.50%, 04/10/26(b)	340	336,574
5.05%, 12/07/27(b)	970	986,010
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(b)(d)	465	456,158
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(b)(d)	1,510	1,478,527
Security	Par (000)	Value

Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	$848	$811,187
Met Tower Global Funding
1.25%, 09/14/26(b)	672	594,240
3.70%, 06/13/25(a)(b)	1,027	990,947
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(b)	764	797,495
MetLife Inc.
3.00%, 03/01/25	458	442,327
3.60%, 11/13/25 (Call 08/13/25)	565	548,506
4.05%, 03/01/45	1,202	990,055
4.13%, 08/13/42(a)	880	727,357
4.55%, 03/23/30 (Call 12/23/29)(a)	960	945,585
4.60%, 05/13/46 (Call 11/13/45)	800	700,303
4.72%, 12/15/44	825	730,215
4.88%, 11/13/43	689	623,255
5.00%, 07/15/52 (Call 01/15/52)	1,260	1,145,744
5.25%, 01/15/54 (Call 07/15/53)(a)	1,085	1,032,069
5.70%, 06/15/35(a)	1,680	1,734,616
5.88%, 02/06/41	1,411	1,437,529
6.38%, 06/15/34(a)	923	1,016,195
6.40%, 12/15/66 (Call 12/15/31)(a)	1,669	1,644,763
6.50%, 12/15/32(a)	1,236	1,364,416
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	75	87,937
10.75%, 08/01/69 (Call 08/01/34)	433	563,376
Metropolitan Life Global Funding I
0.55%, 06/07/24(b)	576	547,770
0.70%, 09/27/24(a)(b)	620	580,852
0.95%, 07/02/25(b)	1,315	1,202,246
1.55%, 01/07/31(b)	1,180	931,624
1.88%, 01/11/27(b)	402	359,519
2.40%, 01/11/32(a)(b)	715	587,442
2.80%, 03/21/25(b)	425	406,530
2.95%, 04/09/30(a)(b)	1,190	1,032,970
3.00%, 09/19/27(a)(b)	1,784	1,645,938
3.05%, 06/17/29(a)(b)	777	692,802
3.30%, 03/21/29(b)	550	502,358
3.45%, 12/18/26(b)	1,279	1,206,921
4.05%, 08/25/25(b)	290	281,348
4.30%, 08/25/29(b)	340	327,308
4.40%, 06/30/27(b)	355	347,234
5.00%, 01/06/26(b)	410	408,310
5.05%, 01/06/28(a)(b)	600	602,425
5.15%, 03/28/33(a)(b)	820	818,076
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	405	423,000
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29), (5-year USD Swap + 3.256%)(b)(d)(e)	200	194,246
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, 5.88%, 05/23/42 (Call 11/23/31),
(5-year CMT + 3.982%)(b)(d)	625	628,906
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	53,235
Mutual of Omaha Insurance Co.
4.30%, 07/15/54 (Call 07/15/24),
(3-mo. LIBOR US + 2.640%)(b)(d)	680	655,202
6.80%, 06/15/36(b)	120	125,325
National Life Insurance Co., 5.25%, 07/19/68
(Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	95	88,863
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	1,885	1,365,930
5.30%, 11/18/44(a)(b)	595	529,983
6.75%, 05/15/87	140	131,600

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	$1,439	$1,081,466
4.95%, 04/22/44(a)(b)	640	540,730
7.88%, 04/01/33(a)(b)	563	640,150
8.25%, 12/01/31(b)	609	694,289
9.38%, 08/15/39(b)	325	419,727
New York Life Global Funding
0.60%, 08/27/24(b)	125	117,849
0.85%, 01/15/26(b)	685	615,996
0.90%, 10/29/24(b)	340	321,136
0.95%, 06/24/25(b)	410	376,945
1.15%, 06/09/26(b)	915	814,543
1.20%, 08/07/30(b)	675	525,247
1.45%, 01/14/25(b)	537	507,703
1.85%, 08/01/31(b)	795	634,029
2.00%, 01/22/25(b)	926	881,846
2.35%, 07/14/26(a)(b)	105	97,479
3.00%, 01/10/28(b)	930	865,706
3.15%, 06/06/24(b)	420	410,662
3.25%, 04/07/27(b)	865	822,408
3.60%, 08/05/25(b)	1,182	1,145,702
4.55%, 01/28/33(a)(b)	1,270	1,237,030
4.70%, 04/02/26(b)	1,000	994,596
4.85%, 01/09/28(a)(b)	1,060	1,064,326
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,671	1,269,347
4.45%, 05/15/69 (Call 11/15/68)(b)	905	756,263
5.88%, 05/15/33(a)(b)	1,008	1,053,533
6.75%, 11/15/39(b)	796	906,922
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31),
(5-year CMT + 2.653%)(b)(d)	1,655	1,367,436
2.90%, 09/16/51 (Call 09/16/31),
(5-year CMT + 2.600%)(b)(d)	580	480,064
3.40%, 01/23/50 (Call 01/23/30),
(5-year CMT + 2.612%)(a)(b)(d)	1,107	977,384
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(a)(b)(d)	500	469,753
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(b)(d)	465	449,363
5.10%, 10/16/44 (Call 10/16/24),
(5-year USD Swap + 3.650%)(b)(d)	1,600	1,576,800
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	813	729,235
1.70%, 06/01/28(a)(b)	490	426,824
1.75%, 01/11/27(b)	1,192	1,074,438
4.00%, 07/01/25(a)(b)	1,505	1,470,267
4.35%, 09/15/27(a)(b)	250	247,394
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	930	661,696
3.63%, 09/30/59 (Call 03/30/59)(b)	1,159	827,983
3.85%, 09/30/47 (Call 03/30/47)(b)	1,687	1,311,347
6.06%, 03/30/40(a)(b)	630	650,514
Ohio National Life Insurance Co. (The), 6.88%,
06/15/42(b)	405	363,776
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,012	711,752
3.88%, 08/26/26 (Call 07/26/26)	578	550,576
4.88%, 10/01/24 (Call 09/01/24)	715	705,355
Security	Par (000)	Value

Insurance (continued)
OneAmerica Financial Partners Inc., 4.25%, 10/15/50
(Call 04/15/50)(b)	$315	$223,309
Pacific Life Global Funding II
1.20%, 06/24/25(b)	969	888,247
1.38%, 04/14/26(a)(b)	2,125	1,915,098
1.45%, 01/20/28(a)(b)	547	462,598
1.60%, 09/21/28(b)	867	718,585
2.45%, 01/11/32(b)	720	584,225
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47),
(3-mo. LIBOR US + 2.796%)(a)(b)(d)	810	610,167
9.25%, 06/15/39(b)	35	45,855
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	855	588,745
5.13%, 01/30/43(a)(b)	470	434,245
5.40%, 09/15/52 (Call 03/15/52)(a)(b)	855	817,263
6.60%, 09/15/33(a)(b)	350	379,965
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	420	391,520
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)(d)	680	564,400
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61(a)(b)	481	323,785
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	821	765,959
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	740	641,481
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	817	741,394
1.15%, 12/06/24(b)	897	840,023
1.20%, 09/01/26(a)(b)	992	881,299
2.40%, 09/23/24(b)	687	660,627
4.20%, 08/28/25(b)	615	600,976
5.10%, 05/30/28(b)	450	450,363
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	524	434,297
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	558	453,160
3.10%, 11/15/26 (Call 08/15/26)	805	751,887
3.40%, 05/15/25 (Call 02/15/25)	184	176,997
3.70%, 05/15/29 (Call 02/15/29)	628	582,072
4.30%, 11/15/46 (Call 05/15/46)	325	258,498
4.35%, 05/15/43	380	308,706
4.63%, 09/15/42	350	298,711
5.38%, 03/15/33 (Call 12/15/32)(a)	200	199,877
5.50%, 03/15/53 (Call 09/15/52)(a)	215	201,018
6.05%, 10/15/36	800	828,783
Principal Life Global Funding, 1.38%, 01/10/25(b)	847	793,196
Principal Life Global Funding II
0.75%, 08/23/24(a)(b)	425	399,946
0.88%, 01/12/26(b)	826	738,613
1.25%, 06/23/25(b)	786	720,932
1.25%, 08/16/26(b)	563	496,589
1.50%, 11/17/26(a)(b)	319	277,978
1.50%, 08/27/30(b)	692	529,252
1.63%, 11/19/30(b)	250	193,211
2.25%, 11/21/24(b)	408	388,423
2.50%, 09/16/29(b)	647	556,920
3.00%, 04/18/26(b)	1,550	1,450,029
Progressive Corp. (The)
2.45%, 01/15/27	940	871,191
2.50%, 03/15/27 (Call 02/15/27)	685	635,319
3.00%, 03/15/32 (Call 12/15/31)(a)	357	314,956

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.20%, 03/26/30 (Call 12/26/29)(a)	$1,070	$970,864
3.70%, 01/26/45	387	301,781
3.70%, 03/15/52 (Call 09/15/51)	450	348,919
3.95%, 03/26/50 (Call 09/26/49)	1,062	871,218
4.00%, 03/01/29 (Call 12/01/28)	596	574,774
4.13%, 04/15/47 (Call 10/15/46)	677	567,424
4.20%, 03/15/48 (Call 09/15/47)	625	532,296
4.35%, 04/25/44	320	277,394
4.95%, 06/15/33 (Call 03/15/33)	400	399,162
6.25%, 12/01/32(a)	525	578,046
6.63%, 03/01/29(a)	350	384,574
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	776	681,483
4.30%, 09/30/28 (Call 06/30/28)(b)	612	577,136
Protective Life Global Funding
0.78%, 07/05/24(b)	600	570,230
1.17%, 07/15/25(b)	490	446,119
1.30%, 09/20/26(b)	1,020	901,690
1.62%, 04/15/26(b)	760	686,737
1.65%, 01/13/25(b)	765	717,331
1.74%, 09/21/30(a)(b)	875	690,030
1.90%, 07/06/28(b)	460	388,516
3.22%, 03/28/25(b)	660	632,497
4.71%, 07/06/27(a)(b)	295	288,995
5.21%, 04/14/26(b)	1,200	1,193,403
5.37%, 01/06/26(a)(b)	910	916,483
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	948	870,649
2.10%, 03/10/30 (Call 12/10/29)(a)	470	399,427
3.00%, 03/10/40 (Call 09/10/39)	755	560,964
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(d)	670	566,063
3.70%, 03/13/51 (Call 09/13/50)	1,713	1,289,458
3.88%, 03/27/28 (Call 12/27/27)(a)	450	434,356
3.91%, 12/07/47 (Call 06/07/47)	1,227	951,846
3.94%, 12/07/49 (Call 06/07/49)(a)	1,187	927,728
4.35%, 02/25/50 (Call 08/25/49)	1,174	983,089
4.42%, 03/27/48 (Call 09/27/47)	579	482,731
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(d)	727	675,985
4.60%, 05/15/44	615	535,927
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(d)	55	49,315
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(d)	383	364,731
5.70%, 12/14/36	1,308	1,373,008
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(d)	1,247	1,209,590
5.75%, 07/15/33(a)	461	487,328
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)(d)	825	805,365
6.63%, 12/01/37	175	194,884
6.63%, 06/21/40(a)	515	563,377
Prudential Funding Asia PLC
3.13%, 04/14/30	1,454	1,294,382
3.63%, 03/24/32 (Call 12/24/31)	520	470,052
Prudential Insurance Co. of America (The), 8.30%,
07/01/25(b)	160	166,799
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	961	835,216
Security	Par (000)	Value

Insurance (continued)
3.90%, 05/15/29 (Call 02/15/29)(a)	$630	$582,468
3.95%, 09/15/26 (Call 06/15/26)	1,035	990,081
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,286	1,123,746
2.50%, 10/30/24(b)	710	675,171
2.75%, 05/07/25(b)	832	781,289
2.75%, 01/21/27(b)	627	562,945
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	559	526,728
3.70%, 04/01/25 (Call 01/01/25)	326	316,878
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	525	477,876
5.75%, 06/05/33	860	859,690
RGA Global Funding
2.00%, 11/30/26(a)(b)	670	598,266
2.70%, 01/18/29(b)	835	721,555
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	810	627,288
4.45%, 05/12/27 (Call 02/12/27)(b)	715	663,476
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	750	635,822
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)(b)	865	703,177
5.13%, 11/13/26 (Call 09/13/26)(b)	745	663,697
Securian Financial Group Inc., 4.80%, 04/15/48(b)	560	450,444
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)(a)	245	224,174
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(b)	215	179,525
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	320	348,780
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	976	738,400
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31),
(5-year CMT + 2.747%)(a)(b)(d)	878	759,470
4.00%, 09/14/77 (Call 09/14/27),
(3-mo. LIBOR US + 2.993%)(a)(b)(d)	645	605,000
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29), (5-year CMT + 3.582%)(a)(b)(d)	969	925,395
Symetra Financial Corp., 4.25%, 07/15/24	155	152,925
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)(b)	1,842	1,274,148
4.27%, 05/15/47 (Call 11/15/46)(b)	2,276	1,881,999
4.38%, 09/15/54 (Call 09/15/24),
(3-mo. LIBOR US + 2.661%)(b)(d)	1,476	1,430,492
4.90%, 09/15/44(a)(b)	1,354	1,231,617
6.85%, 12/16/39(b)	1,519	1,691,093
Transatlantic Holdings Inc., 8.00%, 11/30/39	445	549,089
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	250	158,230
3.05%, 06/08/51 (Call 12/08/50)	900	629,858
3.75%, 05/15/46 (Call 11/15/45)	697	551,513
4.00%, 05/30/47 (Call 11/30/46)	926	775,838
4.05%, 03/07/48 (Call 09/07/47)(a)	793	659,972
4.10%, 03/04/49 (Call 09/04/48)	707	597,414
4.30%, 08/25/45 (Call 02/25/45)	633	551,803
4.60%, 08/01/43	480	438,349
5.35%, 11/01/40	749	766,844
6.25%, 06/15/37(a)	675	750,562
6.75%, 06/20/36	740	852,499
Travelers Cos. Inc. (The), 5.45%, 05/25/53	400	411,678
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	659	738,484

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	$637	$619,929
6.13%, 08/15/43	622	588,245
Trustage Financial Group Inc., 4.63%, 04/15/32
(Call 01/15/32)(b)	195	168,981
Unum Group
3.88%, 11/05/25	20	18,967
4.00%, 06/15/29 (Call 03/15/29)(a)	61	57,280
4.13%, 06/15/51 (Call 12/15/50)	625	440,041
4.50%, 12/15/49 (Call 06/15/49)(a)	390	287,239
5.75%, 08/15/42	401	367,224
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	460	282,017
3.55%, 03/30/52 (Call 09/30/51)	397	279,848
4.00%, 05/12/50 (Call 11/12/49)	590	459,229
4.75%, 08/01/44	480	421,828
Western & Southern Financial Group Inc., 5.75%,
07/15/33(a)(b)	475	480,712
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	595	402,577
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	380	338,399
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,055	909,038
3.88%, 09/15/49 (Call 03/15/49)	391	279,391
4.50%, 09/15/28 (Call 06/15/28)	847	807,254
4.65%, 06/15/27 (Call 05/15/27)	410	400,332
5.05%, 09/15/48 (Call 03/15/48)	340	289,186
5.35%, 05/15/33	400	393,393
WR Berkley Corp., 6.25%, 02/15/37(a)	175	187,166
XL Group Ltd., 5.25%, 12/15/43	395	391,347
		399,345,702
Internet — 1.8%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	565	464,624
2.70%, 02/09/41 (Call 08/09/40)	425	284,097
3.15%, 02/09/51 (Call 08/09/50)(a)	1,055	682,915
3.25%, 02/09/61 (Call 08/09/60)	595	368,194
3.40%, 12/06/27 (Call 09/06/27)(a)	2,357	2,206,014
3.60%, 11/28/24 (Call 08/28/24)	2,113	2,055,037
4.00%, 12/06/37 (Call 06/06/37)	1,718	1,457,291
4.20%, 12/06/47 (Call 06/06/47)(a)	1,335	1,050,036
4.40%, 12/06/57 (Call 06/06/57)(a)	1,000	786,575
4.50%, 11/28/34 (Call 05/28/34)	885	826,190
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,673	1,541,716
0.80%, 08/15/27 (Call 06/15/27)	1,590	1,396,101
1.10%, 08/15/30 (Call 05/15/30)(a)	2,626	2,143,869
1.90%, 08/15/40 (Call 02/15/40)(a)	2,105	1,436,176
2.00%, 08/15/26 (Call 05/15/26)	2,471	2,311,939
2.05%, 08/15/50 (Call 02/15/50)	2,285	1,402,172
2.25%, 08/15/60 (Call 02/15/60)(a)	2,607	1,555,695
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,352	1,255,883
1.00%, 05/12/26 (Call 04/12/26)	3,545	3,214,706
1.20%, 06/03/27 (Call 04/03/27)	1,470	1,304,726
1.50%, 06/03/30 (Call 03/03/30)	2,764	2,281,827
1.65%, 05/12/28 (Call 03/12/28)	3,280	2,892,221
2.10%, 05/12/31 (Call 02/12/31)	3,335	2,819,770
2.50%, 06/03/50 (Call 12/03/49)	2,825	1,836,769
2.70%, 06/03/60 (Call 12/03/59)	2,134	1,353,715
Security	Par (000)	Value

Internet (continued)
2.80%, 08/22/24 (Call 06/22/24)(a)	$1,222	$1,190,736
2.88%, 05/12/41 (Call 11/12/40)	2,342	1,785,202
3.00%, 04/13/25	695	676,024
3.10%, 05/12/51 (Call 11/12/50)	3,535	2,586,006
3.15%, 08/22/27 (Call 05/22/27)	3,416	3,258,916
3.25%, 05/12/61 (Call 11/12/60)(a)	1,926	1,367,988
3.30%, 04/13/27 (Call 03/13/27)	2,687	2,589,669
3.45%, 04/13/29 (Call 02/13/29)	1,280	1,223,148
3.60%, 04/13/32 (Call 01/13/32)(a)	2,005	1,880,757
3.80%, 12/05/24 (Call 09/05/24)	1,568	1,543,141
3.88%, 08/22/37 (Call 02/22/37)	3,445	3,157,220
3.95%, 04/13/52 (Call 10/13/51)(a)	2,685	2,297,783
4.05%, 08/22/47 (Call 02/22/47)	4,233	3,757,485
4.10%, 04/13/62 (Call 10/13/61)	1,480	1,252,633
4.25%, 08/22/57 (Call 02/22/57)	2,433	2,158,290
4.55%, 12/01/27 (Call 11/01/27)	2,785	2,806,925
4.60%, 12/01/25	1,905	1,910,499
4.65%, 12/01/29 (Call 10/01/29)	1,580	1,599,397
4.70%, 11/29/24	1,040	1,039,969
4.70%, 12/01/32 (Call 09/01/32)	2,560	2,595,789
4.80%, 12/05/34 (Call 06/05/34)	1,610	1,646,750
4.95%, 12/05/44 (Call 06/05/44)	1,803	1,820,465
5.20%, 12/03/25 (Call 09/03/25)	1,370	1,389,495
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	208,160
2.38%, 08/23/31 (Call 05/23/31)(a)	465	381,714
3.08%, 04/07/25 (Call 03/07/25)(a)	395	378,844
3.43%, 04/07/30 (Call 01/07/30)	390	351,867
3.63%, 07/06/27(a)	560	531,294
4.38%, 03/29/28 (Call 12/29/27)	594	574,989
4.88%, 11/14/28 (Call 08/14/28)	455	449,635
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	846	807,026
3.60%, 06/01/26 (Call 03/01/26)	1,471	1,424,712
3.65%, 03/15/25 (Call 12/15/24)	950	930,040
4.63%, 04/13/30 (Call 01/13/30)	1,986	1,973,757
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	677	612,450
1.90%, 03/11/25 (Call 02/11/25)	989	934,903
2.60%, 05/10/31 (Call 02/10/31)(a)	781	654,860
2.70%, 03/11/30 (Call 12/11/29)	1,092	945,386
3.45%, 08/01/24 (Call 05/01/24)(a)	848	829,484
3.60%, 06/05/27 (Call 03/05/27)(a)	877	835,308
3.65%, 05/10/51 (Call 11/10/50)	910	651,595
4.00%, 07/15/42 (Call 01/15/42)	1,496	1,188,574
5.90%, 11/22/25 (Call 10/22/25)	335	341,950
5.95%, 11/22/27 (Call 10/22/27)	905	934,804
6.30%, 11/22/32 (Call 08/22/32)(a)	420	445,884
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	764	638,048
3.25%, 02/15/30 (Call 11/15/29)	1,606	1,390,523
3.80%, 02/15/28 (Call 11/15/27)	1,342	1,259,225
4.63%, 08/01/27 (Call 05/01/27)	1,039	1,011,908
5.00%, 02/15/26 (Call 11/15/25)(a)	1,124	1,117,675
6.25%, 05/01/25 (Call 02/01/25)(b)	1,271	1,281,380
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	193,832
3.88%, 04/29/26(a)	225	216,752

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	$265	$243,328
3.05%, 10/28/30 (Call 01/28/30)(a)(b)	800	632,385
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	3,482	3,345,227
3.85%, 08/15/32 (Call 05/15/32)(a)	2,980	2,765,062
4.45%, 08/15/52 (Call 02/15/52)	2,935	2,483,090
4.60%, 05/15/28	990	989,390
4.65%, 08/15/62 (Call 02/15/62)	1,585	1,348,530
4.80%, 05/15/30	840	842,748
4.95%, 05/15/33	940	937,696
5.60%, 05/15/53 (Call 11/15/52)	1,890	1,888,790
5.75%, 05/15/63	890	886,019
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	990	956,579
4.38%, 11/15/26(a)	1,145	1,124,349
4.88%, 04/15/28	1,965	1,948,865
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	1,405	1,380,906
5.38%, 11/15/29(b)	1,400	1,409,523
5.88%, 02/15/25	868	875,080
5.88%, 11/15/28	1,588	1,643,443
6.38%, 05/15/29(a)	995	1,054,568
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,367	1,048,879
3.26%, 01/19/27 (Call 12/19/26)(b)	500	453,543
3.68%, 01/21/30 (Call 10/21/29)(b)	1,176	978,816
3.83%, 02/08/51 (Call 08/08/50)(b)	1,507	887,912
4.03%, 08/03/50 (Call 02/03/50)(b)	1,845	1,116,673
4.19%, 01/19/32 (Call 10/19/31)(b)	200	164,830
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	100	95,844
4.99%, 01/19/52 (Call 07/19/51)(b)	1,410	988,135
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	400	367,062
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	1,575	1,327,176
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	1,025	881,286
3.24%, 06/03/50 (Call 12/03/49)(a)(b)	1,945	1,282,517
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	400	249,438
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	593	568,486
3.60%, 01/19/28 (Call 10/19/27)(b)	1,560	1,467,349
3.68%, 04/22/41 (Call 10/22/40)(a)(b)	775	599,169
3.80%, 02/11/25(b)	55	53,767
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,755	1,296,717
3.93%, 01/19/38 (Call 07/19/37)(b)	639	535,508
3.94%, 04/22/61 (Call 10/22/60)(b)	975	692,954
3.98%, 04/11/29 (Call 01/11/29)(b)	2,461	2,319,074
4.53%, 04/11/49 (Call 10/11/48)(b)	510	426,435
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(a)	60	54,671
2.00%, 09/03/30 (Call 06/03/30)(a)	725	572,088
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,130	941,503
4.75%, 07/15/27 (Call 07/03/23)(a)	1,030	1,013,886
5.25%, 04/01/25 (Call 01/01/25)	705	701,333
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)(a)	695	554,971
3.50%, 07/05/24 (Call 06/05/24)	910	884,292
		157,239,016
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24(a)	35	34,246
Security	Par (000)	Value

Iron & Steel (continued)
4.25%, 07/16/29(a)	$1,032	$982,857
4.55%, 03/11/26	440	430,336
6.55%, 11/29/27 (Call 10/29/27)	1,250	1,294,581
6.75%, 03/01/41	641	633,354
6.80%, 11/29/32 (Call 08/29/32)	1,070	1,103,543
7.00%, 10/15/39(a)	754	774,327
Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	98,375
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	585	530,229
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	860	807,110
2.70%, 06/01/30 (Call 03/01/30)	579	504,734
2.98%, 12/15/55 (Call 06/15/55)(a)	942	592,794
3.13%, 04/01/32 (Call 01/01/32)(a)	840	732,806
3.85%, 04/01/52 (Call 09/01/51)	1,455	1,117,486
3.95%, 05/23/25	885	865,467
3.95%, 05/01/28 (Call 02/01/28)(a)	950	909,529
4.30%, 05/23/27 (Call 04/23/27)	740	725,585
4.40%, 05/01/48 (Call 11/01/47)	290	245,825
5.20%, 08/01/43 (Call 02/01/43)(a)	25	24,349
6.40%, 12/01/37(a)	255	284,612
POSCO
2.50%, 01/17/25(b)	300	286,140
2.75%, 07/15/24(b)	490	475,562
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	750	686,765
2.15%, 08/15/30 (Call 05/15/30)	944	771,591
6.85%, 11/15/36	445	484,177
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	252	216,492
2.40%, 06/15/25 (Call 05/15/25)	867	814,657
2.80%, 12/15/24 (Call 11/15/24)	456	436,595
3.25%, 01/15/31 (Call 10/15/30)	785	682,068
3.25%, 10/15/50 (Call 04/15/50)(a)	856	558,843
3.45%, 04/15/30 (Call 01/15/30)	750	667,113
5.00%, 12/15/26 (Call 07/03/23)(a)	691	683,867
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,730	1,531,080
6.25%, 08/10/26(a)	940	969,232
6.88%, 11/21/36	1,832	1,904,349
6.88%, 11/10/39	1,307	1,346,274
8.25%, 01/17/34(a)	230	266,333
Vale SA, 5.63%, 09/11/42(a)	562	531,846
		26,005,129
Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 06/16/23)	574	538,979
2.40%, 08/18/31 (Call 05/18/31)	675	510,324
4.40%, 09/15/32 (Call 06/15/32)(a)	567	489,704
5.10%, 04/01/52 (Call 10/01/51)	594	428,628
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	810	725,180
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	1,757	1,668,915
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	395	396,175
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	299	285,445
4.63%, 07/28/45 (Call 01/28/45)(a)	543	411,352
		5,454,702

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	$623	$548,101
3.70%, 01/15/31 (Call 10/15/30)	822	708,402
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 07/03/23)	340	322,482
4.38%, 09/15/28 (Call 06/15/28)	556	529,575
4.85%, 03/15/26 (Call 12/15/25)	817	805,084
5.38%, 04/23/25 (Call 03/23/25)(a)	877	875,954
5.75%, 04/23/30 (Call 01/23/30)	720	725,492
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(a)	560	544,219
3.75%, 10/01/25 (Call 07/01/25)	529	512,007
4.50%, 10/01/34 (Call 04/01/34)(a)	393	344,544
4.90%, 04/15/29 (Call 03/15/29)	175	171,659
5.00%, 10/15/27 (Call 09/15/27)	915	916,404
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	630	615,724
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	1,014	1,025,143
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,177	1,128,505
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,320	1,137,890
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,412	1,187,359
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	1,165	927,171
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,666	1,573,513
Series X, 4.00%, 04/15/28 (Call 01/15/28)	652	622,079
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	225	185,633
3.75%, 08/08/31 (Call 05/08/31)(a)	180	144,689
4.30%, 01/08/26 (Call 12/08/25)	73	68,121
4.88%, 06/18/30 (Call 03/18/30)	290	254,142
5.63%, 08/08/25 (Call 06/08/25)	300	291,729
5.90%, 08/08/28 (Call 05/08/28)	1,800	1,701,196
		17,866,817
Machinery — 0.8%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	466	457,313
4.38%, 05/08/42	575	508,787
Caterpillar Financial Services Corp.
0.60%, 09/13/24	325	307,562
0.80%, 11/13/25	665	606,261
0.90%, 03/02/26	918	830,405
1.10%, 09/14/27	937	812,397
1.15%, 09/14/26	350	313,441
1.45%, 05/15/25(a)	672	629,679
1.70%, 01/08/27(a)	870	792,266
2.15%, 11/08/24	1,290	1,240,194
2.40%, 08/09/26	835	781,811
3.25%, 12/01/24(a)	851	829,723
3.30%, 06/09/24	445	437,064
3.40%, 05/13/25	620	603,860
3.60%, 08/12/27	499	483,501
3.65%, 08/12/25	781	762,936
4.35%, 05/15/26	500	497,546
4.80%, 01/06/26	381	382,915
4.90%, 01/17/25(a)	720	720,308
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	617	517,022
2.60%, 09/19/29 (Call 06/19/29)(a)	510	462,447
2.60%, 04/09/30 (Call 01/09/30)	1,212	1,079,441
3.25%, 09/19/49 (Call 03/19/49)	1,219	943,146
3.25%, 04/09/50 (Call 10/09/49)(a)	1,226	953,668
3.80%, 08/15/42	1,842	1,599,153
Security	Par (000)	Value

Machinery (continued)
4.30%, 05/15/44 (Call 11/15/43)	$354	$329,269
4.75%, 05/15/64 (Call 11/15/63)	395	371,664
5.20%, 05/27/41	1,056	1,095,226
5.30%, 09/15/35(a)	460	479,636
6.05%, 08/15/36	310	344,545
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	475	421,683
1.88%, 01/15/26 (Call 12/15/25)	897	822,496
3.95%, 05/23/25	970	943,177
4.55%, 04/10/28 (Call 03/10/28)	890	866,166
5.45%, 10/14/25(a)	225	225,871
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	827	782,669
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)(a)	1,119	1,080,834
2.88%, 09/07/49 (Call 03/07/49)(a)	1,119	828,269
3.10%, 04/15/30 (Call 01/15/30)	1,020	935,294
3.75%, 04/15/50 (Call 10/15/49)(a)	984	856,836
3.90%, 06/09/42 (Call 12/09/41)(a)	945	847,003
5.38%, 10/16/29(a)	753	786,303
7.13%, 03/03/31	207	239,287
8.10%, 05/15/30(a)	120	142,943
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	473	423,351
3.15%, 11/15/25 (Call 08/15/25)	675	645,623
5.38%, 10/15/35(a)	538	550,193
5.38%, 03/01/41 (Call 12/01/40)	407	401,707
6.60%, 03/15/38	195	217,684
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	805	643,364
3.50%, 10/01/30 (Call 07/01/30)(a)	665	578,641
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	875	730,101
3.00%, 05/01/30 (Call 02/01/30)	792	683,300
John Deere Capital Corp.
0.45%, 06/07/24	578	551,501
0.63%, 09/10/24(a)	250	236,871
0.70%, 01/15/26	1,002	908,381
1.05%, 06/17/26(a)	933	844,052
1.25%, 01/10/25	1,185	1,119,644
1.30%, 10/13/26(a)	557	499,688
1.45%, 01/15/31(a)	380	305,642
1.50%, 03/06/28(a)	712	621,289
1.70%, 01/11/27	597	542,348
1.75%, 03/09/27(a)	703	637,206
2.00%, 06/17/31	885	732,933
2.05%, 01/09/25	577	552,488
2.13%, 03/07/25(a)	260	247,905
2.25%, 09/14/26(a)	478	444,091
2.35%, 03/08/27	475	439,808
2.45%, 01/09/30	806	708,311
2.65%, 06/24/24	822	808,104
2.65%, 06/10/26	885	836,106
2.80%, 09/08/27(a)	433	405,015
2.80%, 07/18/29	672	611,392
3.05%, 01/06/28(a)	450	425,860
3.35%, 06/12/24	765	750,479
3.35%, 04/18/29	555	522,714
3.40%, 06/06/25	750	731,432
3.40%, 09/11/25	325	315,485
3.45%, 03/13/25	1,410	1,377,753

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29(a)	$748	$711,925
3.90%, 06/07/32(a)	825	784,904
4.05%, 09/08/25(a)	507	500,344
4.15%, 09/15/27	695	685,683
4.35%, 09/15/32	730	718,523
4.55%, 10/11/24(a)	250	249,614
4.75%, 01/20/28	1,100	1,110,977
4.80%, 01/09/26	520	523,176
4.85%, 10/11/29	390	396,465
4.90%, 03/03/28	800	813,006
Komatsu Finance America Inc., 5.50%, 10/06/27
(Call 09/06/27)(a)(b)	325	335,664
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	471	377,240
4.55%, 04/15/28 (Call 01/15/28)(a)	608	573,964
5.65%, 05/15/33 (Call 02/15/33)(a)	450	441,115
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	460	403,865
4.60%, 05/15/28 (Call 02/15/28)(a)	555	540,827
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,415	1,336,443
2.29%, 04/05/27 (Call 02/05/27)(a)	475	433,926
2.57%, 02/15/30 (Call 11/15/29)	1,769	1,529,829
3.11%, 02/15/40 (Call 08/15/39)(a)	821	624,460
3.36%, 02/15/50 (Call 08/15/49)(a)	967	696,481
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	890	726,349
2.80%, 08/15/61 (Call 02/15/61)	640	410,894
2.88%, 03/01/25 (Call 12/01/24)(a)	655	633,103
3.50%, 03/01/29 (Call 12/01/28)(a)	240	229,472
4.20%, 03/01/49 (Call 09/01/48)(a)	487	430,948
6.25%, 12/01/37	262	286,159
6.70%, 01/15/28(a)	394	421,979
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	400	359,430
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	932	884,167
3.45%, 11/15/26 (Call 08/15/26)	1,373	1,293,462
4.95%, 09/15/28 (Call 06/15/28)	1,814	1,765,257
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	888	786,994
2.25%, 01/30/31 (Call 10/30/30)(a)	978	816,186
3.25%, 11/01/26 (Call 08/01/26)(a)	796	754,460
4.38%, 11/01/46 (Call 05/01/46)	535	452,672
		75,042,442
Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	761	723,582
2.25%, 09/19/26 (Call 06/19/26)(a)	1,108	1,020,268
2.38%, 08/26/29 (Call 05/26/29)(a)	1,436	1,233,216
2.65%, 04/15/25 (Call 03/15/25)(a)	906	867,831
2.88%, 10/15/27 (Call 07/15/27)(a)	970	893,458
3.00%, 08/07/25(a)	687	663,037
3.05%, 04/15/30 (Call 01/15/30)(a)	898	798,312
3.13%, 09/19/46 (Call 03/19/46)(a)	1,203	807,916
3.25%, 08/26/49 (Call 02/26/49)(a)	1,075	731,312
3.38%, 03/01/29 (Call 12/01/28)(a)	862	793,059
3.63%, 09/14/28 (Call 06/14/28)(a)	554	521,342
3.63%, 10/15/47 (Call 04/15/47)	808	589,495
3.70%, 04/15/50 (Call 10/15/49)(a)	732	551,922
3.88%, 06/15/44(a)	180	141,211
Security	Par (000)	Value

Manufacturing (continued)
4.00%, 09/14/48 (Call 03/14/48)(a)	$1,100	$880,319
5.70%, 03/15/37(a)	635	652,111
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	715	558,169
2.75%, 03/01/30 (Call 12/01/29)	1,295	1,099,418
3.50%, 12/01/24 (Call 10/01/24)	336	325,281
3.75%, 12/01/27 (Call 09/01/27)(a)	845	805,850
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	867	821,480
3.92%, 09/15/47 (Call 03/15/47)	262	218,042
4.00%, 11/02/32	1,030	975,151
4.15%, 03/15/33 (Call 12/15/32)	760	726,573
4.15%, 11/02/42	1,598	1,392,533
4.35%, 05/18/28 (Call 04/18/28)	230	228,078
4.70%, 08/23/52 (Call 02/23/52)(a)	850	801,191
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	435	420,272
4.55%, 05/15/32 (Call 02/15/32)(a)	755	732,122
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	435	417,017
4.42%, 11/15/35(a)	930	882,000
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(a)	300	255,568
4.50%, 03/11/44	350	308,813
5.88%, 01/14/38	465	499,042
6.15%, 08/07/37	560	597,675
6.75%, 03/15/32(a)	125	141,352
6.88%, 01/10/39(a)	1,150	1,351,422
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,686	1,596,963
3.90%, 09/01/42 (Call 03/01/42)	1,045	915,367
4.88%, 09/15/41 (Call 03/15/41)	475	471,348
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	689	669,857
3.25%, 03/01/27 (Call 12/01/26)(a)	616	583,645
3.25%, 06/14/29 (Call 03/14/29)	1,376	1,261,222
3.30%, 11/21/24 (Call 08/21/24)	534	518,536
3.65%, 06/15/24	880	862,973
4.00%, 06/14/49 (Call 12/14/48)	617	507,080
4.10%, 03/01/47 (Call 09/01/46)(a)	535	448,444
4.20%, 11/21/34 (Call 05/21/34)	634	585,177
4.25%, 09/15/27 (Call 08/15/27)	1,235	1,204,017
4.45%, 11/21/44 (Call 05/21/44)	892	794,529
4.50%, 09/15/29 (Call 07/15/29)(a)	1,009	986,048
6.25%, 05/15/38	195	210,979
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	515	489,611
5.90%, 07/15/32 (Call 04/15/32)	464	467,671
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)(b)	1,895	1,728,426
1.70%, 03/11/28(b)	1,943	1,711,821
2.15%, 03/11/31(a)(b)	2,071	1,753,691
2.35%, 10/15/26(b)	1,285	1,193,715
2.88%, 03/11/41(a)(b)	2,250	1,704,519
3.25%, 05/27/25(a)(b)	1,400	1,357,689
3.30%, 09/15/46(b)	1,116	860,254
3.40%, 03/16/27(a)(b)	1,825	1,749,699
4.20%, 03/16/47(a)(b)	1,699	1,532,480
4.40%, 05/27/45(b)	1,817	1,678,729
6.13%, 08/17/26(a)(b)	1,630	1,705,271

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	$1,067	$971,481
2.25%, 04/01/28 (Call 02/01/28)	750	663,119
2.75%, 04/01/31 (Call 01/01/31)	1,434	1,214,631
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	687	573,782
3.00%, 06/01/30 (Call 03/01/30)	820	723,383
3.38%, 03/01/28 (Call 12/01/27)	437	403,614
3.65%, 03/15/27 (Call 12/15/26)	730	694,802
3.88%, 03/01/25 (Call 12/01/24)	475	462,841
3.90%, 09/17/29 (Call 06/17/29)	460	428,162
4.00%, 03/15/26 (Call 12/15/25)	520	506,133
		61,617,149
Media — 2.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,170	970,989
2.30%, 02/01/32 (Call 11/01/31)	1,160	873,476
2.80%, 04/01/31 (Call 01/01/31)	1,855	1,483,771
3.50%, 06/01/41 (Call 12/01/40)	1,680	1,108,599
3.50%, 03/01/42 (Call 09/01/41)	1,754	1,145,431
3.70%, 04/01/51 (Call 10/01/50)	2,024	1,240,965
3.75%, 02/15/28 (Call 11/15/27)	1,382	1,267,411
3.85%, 04/01/61 (Call 10/01/60)	2,167	1,277,653
3.90%, 06/01/52 (Call 12/01/51)	2,500	1,572,592
3.95%, 06/30/62 (Call 12/30/61)	1,555	932,207
4.20%, 03/15/28 (Call 12/15/27)	1,293	1,209,182
4.40%, 04/01/33 (Call 01/01/33)(a)	1,440	1,251,641
4.40%, 12/01/61 (Call 06/01/61)	1,624	1,054,876
4.80%, 03/01/50 (Call 09/01/49)	3,254	2,382,271
4.91%, 07/23/25 (Call 04/23/25)	3,756	3,693,507
5.05%, 03/30/29 (Call 12/30/28)	1,444	1,384,708
5.13%, 07/01/49 (Call 01/01/49)	1,840	1,401,162
5.25%, 04/01/53 (Call 10/01/52)	1,945	1,516,477
5.38%, 04/01/38 (Call 10/01/37)	1,000	843,324
5.38%, 05/01/47 (Call 11/01/46)	2,766	2,206,423
5.50%, 04/01/63 (Call 10/01/62)	1,115	862,127
5.75%, 04/01/48 (Call 10/01/47)	2,805	2,321,638
6.38%, 10/23/35 (Call 04/23/35)	2,351	2,274,874
6.48%, 10/23/45 (Call 04/23/45)	4,082	3,694,309
6.83%, 10/23/55 (Call 04/23/55)(a)	585	541,183
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	2,078	1,649,780
1.95%, 01/15/31 (Call 10/15/30)(a)	1,837	1,508,972
2.35%, 01/15/27 (Call 10/15/26)(a)	1,631	1,509,370
2.45%, 08/15/52 (Call 02/15/52)	1,308	786,048
2.65%, 02/01/30 (Call 11/01/29)	1,895	1,670,900
2.65%, 08/15/62 (Call 02/15/62)(a)	1,268	740,602
2.80%, 01/15/51 (Call 07/15/50)	1,958	1,280,575
2.89%, 11/01/51 (Call 05/01/51)	5,390	3,549,278
2.94%, 11/01/56 (Call 05/01/56)	6,532	4,184,964
2.99%, 11/01/63 (Call 05/01/63)	4,101	2,542,046
3.15%, 03/01/26 (Call 12/01/25)	2,507	2,420,906
3.15%, 02/15/28 (Call 11/15/27)	1,623	1,524,667
3.20%, 07/15/36 (Call 01/15/36)	725	598,620
3.25%, 11/01/39 (Call 05/01/39)	1,453	1,143,057
3.30%, 02/01/27 (Call 11/01/26)	1,252	1,197,821
3.30%, 04/01/27 (Call 02/01/27)	769	733,646
3.38%, 08/15/25 (Call 05/15/25)	1,859	1,805,547
3.40%, 04/01/30 (Call 01/01/30)	1,937	1,790,529
Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$1,566	$1,173,668
3.45%, 02/01/50 (Call 08/01/49)	2,148	1,608,147
3.55%, 05/01/28 (Call 02/01/28)(a)	1,291	1,226,816
3.75%, 04/01/40 (Call 10/01/39)	1,772	1,480,427
3.90%, 03/01/38 (Call 09/01/37)	1,612	1,404,830
3.95%, 10/15/25 (Call 08/15/25)	2,598	2,553,488
3.97%, 11/01/47 (Call 05/01/47)	2,281	1,867,828
4.00%, 08/15/47 (Call 02/15/47)	948	781,939
4.00%, 03/01/48 (Call 09/01/47)(a)	1,134	939,143
4.00%, 11/01/49 (Call 05/01/49)	2,201	1,790,790
4.05%, 11/01/52 (Call 05/01/52)	1,116	913,978
4.15%, 10/15/28 (Call 07/15/28)	4,124	4,022,676
4.20%, 08/15/34 (Call 02/15/34)	696	654,422
4.25%, 10/15/30 (Call 07/15/30)	1,731	1,677,674
4.25%, 01/15/33	2,109	2,017,085
4.40%, 08/15/35 (Call 02/15/35)	786	745,140
4.55%, 01/15/29	1,120	1,115,466
4.60%, 10/15/38 (Call 04/15/38)	1,080	1,007,847
4.60%, 08/15/45 (Call 02/15/45)	862	774,379
4.65%, 02/15/33 (Call 11/15/32)(a)	1,655	1,645,611
4.65%, 07/15/42(a)	1,070	980,528
4.70%, 10/15/48 (Call 04/15/48)(a)	1,902	1,756,867
4.75%, 03/01/44	489	447,824
4.80%, 05/15/33 (Call 02/15/33)	1,155	1,151,863
4.95%, 10/15/58 (Call 04/15/58)(a)	1,160	1,090,771
5.25%, 11/07/25	305	308,826
5.35%, 11/15/27 (Call 10/15/27)	915	941,128
5.35%, 05/15/53	1,290	1,283,665
5.50%, 11/15/32 (Call 08/15/32)(a)	1,240	1,300,104
5.50%, 05/15/64	1,215	1,204,509
5.65%, 06/15/35(a)	1,152	1,208,062
6.40%, 03/01/40	485	521,802
6.45%, 03/15/37	602	671,734
6.50%, 11/15/35	1,159	1,291,654
6.55%, 07/01/39	995	1,111,165
6.95%, 08/15/37	845	985,129
7.05%, 03/15/33	844	977,307
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	890	698,665
2.60%, 06/15/31 (Call 03/15/31)(b)	890	725,395
2.95%, 10/01/50 (Call 04/01/50)(b)	480	295,720
3.15%, 08/15/24 (Call 06/15/24)(b)	468	458,480
3.35%, 09/15/26 (Call 06/15/26)(b)	1,263	1,194,984
3.50%, 08/15/27 (Call 05/15/27)(b)	1,091	1,025,891
3.60%, 06/15/51 (Call 12/15/50)(b)	595	410,163
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	896	871,880
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	870	705,865
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	375	306,585
4.70%, 12/15/42(b)	675	563,399
4.80%, 02/01/35 (Call 08/01/34)(b)	1,156	1,048,961
8.38%, 03/01/39(b)	605	726,365
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	219	210,567
3.63%, 05/15/30 (Call 02/15/30)	1,258	1,091,938
3.90%, 11/15/24 (Call 08/15/24)	420	408,505
3.95%, 06/15/25 (Call 03/15/25)	588	568,289
3.95%, 03/20/28 (Call 12/20/27)	1,695	1,570,190
4.00%, 09/15/55 (Call 03/15/55)	1,832	1,163,403
4.13%, 05/15/29 (Call 02/15/29)	1,156	1,054,143
4.65%, 05/15/50 (Call 11/15/49)	1,354	990,936

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.88%, 04/01/43	$628	$491,252
4.90%, 03/11/26 (Call 12/11/25)	973	960,600
4.95%, 05/15/42	820	645,791
5.00%, 09/20/37 (Call 03/20/37)	905	760,746
5.20%, 09/20/47 (Call 03/20/47)	1,455	1,151,357
5.30%, 05/15/49 (Call 11/15/48)	1,013	804,604
6.35%, 06/01/40(a)	825	779,334
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	709	655,408
3.45%, 03/01/32 (Call 12/01/31)(a)	805	690,607
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	917	879,835
3.50%, 04/08/30 (Call 01/08/30)(a)	743	671,398
4.71%, 01/25/29 (Call 10/25/28)	2,268	2,210,752
5.48%, 01/25/39 (Call 07/25/38)	1,671	1,547,723
5.58%, 01/25/49 (Call 07/25/48)	2,046	1,849,998
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	493	483,949
5.00%, 05/13/45 (Call 11/13/44)	879	758,089
5.25%, 05/24/49 (Call 11/24/48)(a)	749	669,231
6.13%, 01/31/46 (Call 07/31/45)(a)	885	885,243
6.63%, 03/18/25	877	897,238
6.63%, 01/15/40(a)	1,015	1,060,727
8.50%, 03/11/32(a)	260	308,945
NBCUniversal Media LLC
4.45%, 01/15/43	1,230	1,096,777
5.95%, 04/01/41	1,010	1,068,889
6.40%, 04/30/40	545	603,100
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,063	944,453
3.38%, 02/15/28 (Call 11/15/27)(a)	613	540,418
3.70%, 06/01/28 (Call 03/01/28)	899	795,305
4.00%, 01/15/26 (Call 10/15/25)	1,329	1,259,942
4.20%, 06/01/29 (Call 03/01/29)(a)	417	373,655
4.20%, 05/19/32 (Call 02/19/32)(a)	1,331	1,116,010
4.38%, 03/15/43	1,880	1,303,887
4.60%, 01/15/45 (Call 07/15/44)	637	446,662
4.75%, 05/15/25 (Call 04/15/25)	667	649,805
4.85%, 07/01/42 (Call 01/01/42)	641	473,424
4.90%, 08/15/44 (Call 02/15/44)(a)	725	525,802
4.95%, 01/15/31 (Call 10/15/30)(a)	1,302	1,167,661
4.95%, 05/19/50 (Call 11/19/49)(a)	1,263	939,863
5.25%, 04/01/44 (Call 10/01/43)	451	339,825
5.50%, 05/15/33(a)	483	438,146
5.85%, 09/01/43 (Call 03/01/43)	1,390	1,154,892
5.90%, 10/15/40 (Call 04/15/40)(a)	288	244,696
6.88%, 04/30/36	1,199	1,172,962
7.88%, 07/30/30	795	843,663
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	926	1,017,864
TCI Communications Inc.
7.13%, 02/15/28	1,074	1,179,792
7.88%, 02/15/26	1,340	1,441,117
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,072	1,026,675
5.50%, 08/15/35(a)	435	435,154
5.65%, 11/23/43 (Call 05/23/43)	384	361,213
5.85%, 04/15/40	855	834,220
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,028	1,140,635
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,293	958,240
Security	Par (000)	Value

Media (continued)
5.50%, 09/01/41 (Call 03/01/41)	$1,856	$1,533,922
5.88%, 11/15/40 (Call 05/15/40)	1,272	1,101,722
6.55%, 05/01/37	2,055	1,957,662
6.75%, 06/15/39	1,942	1,838,547
7.30%, 07/01/38	1,505	1,537,163
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,154	1,064,724
2.95%, 06/15/27(a)	1,357	1,280,728
3.00%, 02/13/26	1,115	1,071,445
3.00%, 07/30/46	665	466,587
3.15%, 09/17/25	958	926,152
3.70%, 12/01/42	785	640,811
4.13%, 06/01/44(a)	1,400	1,211,136
4.38%, 08/16/41	754	673,813
Series B, 7.00%, 03/01/32	903	1,039,277
Series E, 4.13%, 12/01/41	1,112	959,973
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,034	992,246
1.75%, 01/13/26	1,869	1,740,765
2.00%, 09/01/29 (Call 06/01/29)	2,509	2,151,173
2.20%, 01/13/28(a)	1,249	1,135,651
2.65%, 01/13/31(a)	2,410	2,094,764
2.75%, 09/01/49 (Call 03/01/49)	2,285	1,520,294
3.35%, 03/24/25	1,327	1,294,666
3.38%, 11/15/26 (Call 08/15/26)	667	642,395
3.50%, 05/13/40 (Call 11/13/39)(a)	1,910	1,568,406
3.60%, 01/13/51 (Call 07/13/50)	2,800	2,161,830
3.70%, 09/15/24 (Call 06/15/24)	601	590,160
3.70%, 10/15/25 (Call 07/15/25)	941	920,457
3.70%, 03/23/27	828	806,463
3.80%, 03/22/30(a)	1,125	1,065,574
3.80%, 05/13/60 (Call 11/13/59)	1,089	845,674
4.63%, 03/23/40 (Call 09/23/39)	748	709,202
4.70%, 03/23/50 (Call 09/23/49)(a)	2,110	1,966,692
4.75%, 09/15/44 (Call 03/15/44)	826	766,489
4.75%, 11/15/46 (Call 05/15/46)(a)	552	512,495
4.95%, 10/15/45 (Call 04/15/45)(a)	493	470,535
5.40%, 10/01/43(a)	499	507,195
6.15%, 03/01/37(a)	615	664,264
6.15%, 02/15/41	817	885,761
6.20%, 12/15/34	1,000	1,100,652
6.40%, 12/15/35	889	996,239
6.55%, 03/15/33(a)	720	808,764
6.65%, 11/15/37	1,553	1,777,971
7.75%, 12/01/45(a)	114	145,309
		225,076,062
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,133	1,099,688
3.90%, 01/15/43 (Call 07/15/42)	190	160,845
4.20%, 06/15/35 (Call 12/15/34)(a)	380	352,379
4.38%, 06/15/45 (Call 12/15/44)	546	487,498
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	29	28,374
4.13%, 04/01/32 (Call 01/01/32)	565	512,617
4.50%, 12/15/28 (Call 09/15/28)	685	659,662
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(a)	429	374,273
5.25%, 10/01/54 (Call 04/01/54)	440	385,148
		4,060,484

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	$600	$540,042
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	1,140	1,112,680
6.13%, 05/15/28 (Call 05/15/24)(a)(b)	405	397,406
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	545	469,575
2.63%, 09/10/30 (Call 06/10/30)(b)	700	576,698
2.88%, 03/17/31 (Call 12/17/30)(b)	763	633,792
3.63%, 09/11/24(b)	691	672,232
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	965	882,758
3.95%, 09/10/50 (Call 03/10/50)(b)	650	474,949
4.00%, 09/11/27(a)(b)	664	628,638
4.50%, 03/15/28 (Call 12/15/27)(b)	1,125	1,074,261
4.75%, 04/10/27(b)	810	790,166
4.75%, 03/16/52 (Call 09/16/51)(b)	620	504,031
4.88%, 05/14/25(b)	663	653,474
5.50%, 05/02/33 (Call 02/02/33)(b)	900	878,661
5.63%, 04/01/30 (Call 01/01/30)(b)	720	719,338
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	700	618,527
3.75%, 10/01/30 (Call 07/01/30)	262	224,202
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(b)	60	58,941
Barrick Gold Corp.
5.25%, 04/01/42(a)	90	88,690
6.45%, 10/15/35(a)	690	737,649
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	730	772,582
Barrick North America Finance LLC
5.70%, 05/30/41	1,451	1,465,485
5.75%, 05/01/43	1,008	1,028,549
7.50%, 09/15/38	292	338,186
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	840	874,168
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,549	1,370,819
4.75%, 02/28/28 (Call 01/28/28)	700	704,363
4.88%, 02/27/26	805	808,359
4.90%, 02/28/33 (Call 11/28/32)(a)	1,030	1,034,060
5.00%, 09/30/43	2,704	2,658,165
6.42%, 03/01/26	384	396,914
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	781,382
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	1,156	1,025,101
3.15%, 01/15/51 (Call 07/15/50)(b)	665	451,023
3.63%, 08/01/27 (Call 05/01/27)(b)	1,740	1,651,228
3.70%, 01/30/50 (Call 07/30/49)(b)	4,266	3,165,664
3.75%, 01/15/31 (Call 10/15/30)(b)	625	569,293
4.25%, 07/17/42(b)	710	595,479
4.38%, 02/05/49 (Call 08/05/48)(b)	1,083	898,813
4.50%, 09/16/25(b)	862	850,967
4.50%, 08/01/47 (Call 02/01/47)(b)	1,445	1,218,380
4.88%, 11/04/44(b)	1,047	943,030
5.13%, 02/02/33 (Call 11/02/32)(b)	1,030	1,023,375
5.63%, 09/21/35(b)	279	290,787
5.63%, 10/18/43(b)	681	671,447
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	195	189,903
5.32%, 04/14/32 (Call 01/14/32)(a)(b)	1,305	1,221,649
6.20%, 04/14/52 (Call 10/14/51)(b)	925	823,571
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/03/23)	870	816,121
4.25%, 03/01/30 (Call 03/01/25)	800	733,844
Security	Par (000)	Value

Mining (continued)
4.38%, 08/01/28 (Call 08/01/23)(a)	$705	$663,038
4.55%, 11/14/24 (Call 08/14/24)	622	613,000
4.63%, 08/01/30 (Call 08/01/25)(a)	976	913,853
5.00%, 09/01/27 (Call 07/03/23)(a)	800	780,787
5.25%, 09/01/29 (Call 09/01/24)(a)	655	641,035
5.40%, 11/14/34 (Call 05/14/34)	995	954,219
5.45%, 03/15/43 (Call 09/15/42)	2,330	2,112,960
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	684	503,304
Glencore Canada Corp., 6.20%, 06/15/35(a)	500	502,430
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	311	287,696
6.00%, 11/15/41(a)(b)	865	858,506
6.90%, 11/15/37(b)	852	921,581
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	1,310	1,206,352
1.63%, 04/27/26 (Call 03/27/26)(b)	1,230	1,112,897
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,097	897,900
2.63%, 09/23/31 (Call 06/23/31)(b)	1,005	809,190
2.85%, 04/27/31 (Call 01/27/31)(b)	1,150	945,161
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	410	271,591
3.88%, 10/27/27 (Call 07/27/27)(b)	665	626,205
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	286,932
4.00%, 04/16/25(a)(b)	910	889,012
4.00%, 03/27/27 (Call 12/27/26)(b)	1,192	1,138,147
4.88%, 03/12/29 (Call 12/12/28)(b)	909	882,116
5.40%, 05/08/28 (Call 04/08/28)(b)	2,000	1,987,132
5.70%, 05/08/33 (Call 02/08/33)(b)	1,150	1,138,762
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,763	1,730,631
5.45%, 05/15/30 (Call 02/15/30)(b)	1,000	976,250
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	445	394,381
6.53%, 11/15/28(a)(b)	200	207,533
6.76%, 11/15/48(a)(b)	550	539,104
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 03/30/29)(b)	475	439,776
4.75%, 08/06/50 (Call 02/06/50)(b)	451	355,460
5.65%, 09/12/49 (Call 03/12/49)(b)	390	351,975
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	880	856,897
6.88%, 09/01/41 (Call 03/01/41)	505	532,144
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	795	600,742
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	360	327,725
4.70%, 05/12/31 (Call 02/12/31)(b)	869	703,493
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,256	1,118,906
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	425	345,752
5.75%, 11/15/41(a)(b)	695	689,332
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,372	1,137,120
2.60%, 07/15/32 (Call 04/15/32)	1,360	1,116,780
2.80%, 10/01/29 (Call 07/01/29)	1,101	960,313
4.88%, 03/15/42 (Call 09/15/41)	1,235	1,146,938
5.45%, 06/09/44 (Call 12/09/43)(a)	424	416,151
5.88%, 04/01/35	737	762,319
6.25%, 10/01/39	1,095	1,151,921
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(a)(b)	765	749,010

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc.
5.75%, 06/01/35	$480	$497,536
6.13%, 12/15/33	1,194	1,294,441
7.25%, 03/15/31(a)	195	224,765
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	765	507,551
5.20%, 11/02/40	1,706	1,711,029
7.13%, 07/15/28	1,310	1,455,640
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,076	938,505
4.75%, 03/22/42 (Call 09/22/41)	864	816,047
5.00%, 03/09/33 (Call 12/09/32)	955	969,855
5.13%, 03/09/53 (Call 09/09/52)	860	852,757
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	1,105	971,156
Southern Copper Corp.
3.88%, 04/23/25	586	570,984
5.25%, 11/08/42(a)	1,552	1,444,613
5.88%, 04/23/45(a)	1,118	1,132,741
6.75%, 04/16/40(a)	1,375	1,490,545
7.50%, 07/27/35	829	946,960
Vale Canada Ltd., 7.20%, 09/15/32(a)	50	52,542
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	950	755,989
4.63%, 12/15/27 (Call 09/15/27)	381	362,223
		98,659,755
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,285	1,149,661
3.25%, 02/15/29 (Call 08/15/23)(a)	835	715,901
3.28%, 12/01/28 (Call 10/01/28)	815	705,994
3.57%, 12/01/31 (Call 09/01/31)	985	823,039
4.13%, 05/01/25 (Call 07/03/23)	1,170	1,129,506
4.25%, 04/01/28 (Call 07/03/23)(a)	815	753,217
5.50%, 12/01/24 (Call 06/01/24)	525	519,220
		5,796,538
Oil & Gas — 4.3%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	762	713,698
3.00%, 01/15/25 (Call 12/15/24)(b)	992	948,676
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	994	886,714
4.00%, 01/15/31 (Call 10/15/30)(b)	1,055	945,721
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,245	1,167,109
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,207	990,627
2.72%, 01/12/32 (Call 10/12/31)	2,300	1,960,816
2.77%, 11/10/50 (Call 05/10/50)(a)	1,830	1,191,174
2.94%, 06/04/51 (Call 12/04/50)(a)	2,815	1,880,512
3.00%, 02/24/50 (Call 08/24/49)	2,411	1,641,390
3.00%, 03/17/52 (Call 09/17/51)(a)	1,503	1,011,182
3.02%, 01/16/27 (Call 10/16/26)	1,250	1,184,084
3.06%, 06/17/41 (Call 12/17/40)	1,693	1,257,576
3.07%, 03/30/50 (Call 09/30/49)	100	90,228
3.12%, 05/04/26 (Call 02/04/26)(a)	1,461	1,401,145
3.38%, 02/08/61 (Call 08/08/60)	2,608	1,815,719
3.41%, 02/11/26 (Call 12/11/25)	1,192	1,153,710
3.54%, 04/06/27 (Call 02/06/27)	682	657,900
3.59%, 04/14/27 (Call 01/14/27)	899	866,316
3.63%, 04/06/30 (Call 01/06/30)	1,567	1,470,863
3.80%, 09/21/25 (Call 07/21/25)	1,445	1,414,378
3.94%, 09/21/28 (Call 06/21/28)	1,541	1,492,113
Security	Par (000)	Value

Oil & Gas (continued)
4.23%, 11/06/28 (Call 08/06/28)	$2,385	$2,343,448
4.81%, 02/13/33 (Call 11/13/32)	2,615	2,585,690
4.89%, 09/11/33 (Call 06/11/33)	1,740	1,728,627
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,943	1,851,914
3.72%, 11/28/28 (Call 08/28/28)	901	862,584
4.38%, (Call 06/22/25)(d)(e)	415	398,400
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(d)(e)	1,585	1,440,369
Burlington Resources LLC
5.95%, 10/15/36(a)	205	218,290
7.20%, 08/15/31	50	57,208
7.40%, 12/01/31	585	678,911
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	907	851,683
2.95%, 07/15/30 (Call 04/15/30)(a)	849	734,306
3.85%, 06/01/27 (Call 03/01/27)	1,398	1,329,121
3.90%, 02/01/25 (Call 11/01/24)	805	782,832
4.95%, 06/01/47 (Call 12/01/46)	467	409,302
5.85%, 02/01/35	722	705,624
6.25%, 03/15/38(a)	1,182	1,210,837
6.45%, 06/30/33	780	806,017
6.50%, 02/15/37(a)	585	600,482
6.75%, 02/01/39	728	755,229
7.20%, 01/15/32(a)	315	342,048
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	788	639,019
3.75%, 02/15/52 (Call 08/15/51)(a)	1,112	767,748
4.25%, 04/15/27 (Call 01/15/27)(a)	61	58,819
5.25%, 06/15/37 (Call 12/15/36)	395	367,278
5.40%, 06/15/47 (Call 12/15/46)	945	846,935
6.75%, 11/15/39	1,063	1,110,872
6.80%, 09/15/37	670	696,669
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	2,705	2,550,940
2.00%, 05/11/27 (Call 03/11/27)	1,166	1,067,758
2.24%, 05/11/30 (Call 02/11/30)	1,988	1,739,582
2.95%, 05/16/26 (Call 02/16/26)	2,570	2,467,607
2.98%, 05/11/40 (Call 11/11/39)	385	291,049
3.08%, 05/11/50 (Call 11/11/49)	1,586	1,179,528
3.33%, 11/17/25 (Call 08/17/25)	1,290	1,256,416
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,320	1,214,527
1.02%, 08/12/27 (Call 06/12/27)	1,243	1,090,634
2.34%, 08/12/50 (Call 02/12/50)(a)	1,364	857,233
3.25%, 10/15/29 (Call 07/15/29)	714	665,277
3.85%, 01/15/28 (Call 10/15/27)(a)	1,094	1,078,804
3.90%, 11/15/24 (Call 08/15/24)	879	866,593
5.25%, 11/15/43 (Call 05/15/43)(a)	340	344,859
6.00%, 03/01/41 (Call 09/01/40)	80	87,549
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	334,958
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	1,000	1,053,023
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	2,000	1,933,980
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	485	442,984
3.30%, 09/30/49 (Call 03/30/49)(a)	500	358,428
4.25%, 05/09/43	200	174,858
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	367,004
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	285,410

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	$350	$339,637
4.38%, 05/02/28(a)	655	652,007
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	649	690,914
6.40%, 05/15/37(a)	1,124	1,252,328
7.50%, 07/30/39(a)	675	818,421
7.88%, 03/15/32	489	586,366
Conoco Funding Co., 7.25%, 10/15/31	680	782,678
ConocoPhillips Co.
2.40%, 03/07/25 (Call 06/12/23)(a)	111	106,473
3.76%, 03/15/42 (Call 09/15/41)	1,674	1,390,905
3.80%, 03/15/52 (Call 09/15/51)	1,445	1,150,828
4.03%, 03/15/62 (Call 09/15/61)(a)	2,665	2,122,204
4.30%, 11/15/44 (Call 05/15/44)	1,077	941,907
4.88%, 10/01/47 (Call 04/01/47)(a)	275	259,867
5.30%, 05/15/53	680	677,981
5.90%, 10/15/32(a)	739	803,690
5.90%, 05/15/38	295	315,447
5.95%, 03/15/46 (Call 09/15/45)(a)	155	167,406
6.50%, 02/01/39	1,240	1,418,281
6.95%, 04/15/29(a)	790	878,496
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(a)(b)	1,163	1,039,955
2.88%, 04/01/32 (Call 01/01/32)(a)(b)	1,150	882,954
3.80%, 06/01/24 (Call 03/01/24)	1,090	1,068,408
4.38%, 01/15/28 (Call 10/15/27)	1,553	1,459,961
4.90%, 06/01/44 (Call 12/01/43)	1,246	936,199
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	1,255	1,195,540
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	1,135	1,077,395
4.38%, 03/15/29 (Call 12/15/28)	887	836,595
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	744	699,534
4.75%, 05/15/42 (Call 11/15/41)	1,597	1,337,116
5.00%, 06/15/45 (Call 12/15/44)	375	321,788
5.25%, 09/15/24 (Call 06/15/24)	570	567,753
5.25%, 10/15/27 (Call 06/12/23)(a)	513	507,393
5.60%, 07/15/41 (Call 01/15/41)(a)	1,875	1,739,377
5.85%, 12/15/25 (Call 09/15/25)	684	693,030
5.88%, 06/15/28 (Call 06/15/23)	770	771,408
7.88%, 09/30/31(a)	209	238,019
7.95%, 04/15/32(a)	750	870,904
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	871	742,366
3.25%, 12/01/26 (Call 10/01/26)	1,107	1,055,186
3.50%, 12/01/29 (Call 09/01/29)	1,237	1,117,292
4.25%, 03/15/52 (Call 09/15/51)	1,053	795,489
4.40%, 03/24/51 (Call 09/24/50)(a)	875	679,586
6.25%, 03/15/33 (Call 12/15/32)	1,440	1,494,915
6.25%, 03/15/53 (Call 09/15/52)(a)	825	828,936
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	1,520	1,438,624
4.50%, 09/14/47 (Call 03/14/47)(b)	836	625,593
5.25%, 11/06/29 (Call 08/06/29)(b)	385	375,375
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	1,315	1,257,950
5.70%, 10/01/40(b)	605	544,283
Series X-R, 4.75%, 09/12/28(b)	1,415	1,400,826
Eni USA Inc., 7.30%, 11/15/27	265	288,148
Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	$955	$923,566
3.90%, 04/01/35 (Call 10/01/34)	1,081	976,136
4.15%, 01/15/26 (Call 10/15/25)	1,381	1,365,635
4.38%, 04/15/30 (Call 01/15/30)(a)	1,123	1,106,612
4.95%, 04/15/50 (Call 10/15/49)	755	732,531
5.10%, 01/15/36 (Call 07/15/35)	105	101,413
EQT Corp.
3.13%, 05/15/26 (Call 05/15/24)(b)	1,000	925,780
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	605	515,660
3.90%, 10/01/27 (Call 07/01/27)	1,230	1,142,701
5.00%, 01/15/29 (Call 07/15/28)	638	601,393
5.68%, 10/01/25 (Call 10/04/23)	340	339,748
5.70%, 04/01/28 (Call 03/01/28)	405	402,805
6.13%, 02/01/25 (Call 01/01/25)	1,272	1,272,967
7.00%, 02/01/30 (Call 11/01/29)(a)	890	920,776
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,011	939,193
2.38%, 05/22/30 (Call 02/22/30)	1,057	921,294
2.88%, 04/06/25 (Call 03/06/25)	1,841	1,778,367
3.00%, 04/06/27 (Call 02/06/27)(a)	1,112	1,050,860
3.13%, 04/06/30 (Call 01/06/30)(a)	1,588	1,459,314
3.25%, 11/10/24	686	670,598
3.25%, 11/18/49 (Call 05/18/49)	1,512	1,118,428
3.63%, 09/10/28 (Call 06/10/28)(a)	1,250	1,207,131
3.63%, 04/06/40 (Call 10/06/39)	849	710,238
3.70%, 04/06/50 (Call 10/06/49)	1,102	887,994
3.95%, 05/15/43	1,272	1,089,122
4.25%, 11/23/41	884	790,408
4.80%, 11/08/43	1,128	1,075,195
5.10%, 08/17/40	1,028	1,018,055
6.50%, 12/01/28(a)(b)	605	660,436
6.80%, 01/15/28	625	674,452
7.15%, 11/15/25	628	656,617
7.15%, 01/15/29	115	126,238
7.25%, 09/23/27(a)	734	814,988
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	993	959,958
2.28%, 08/16/26 (Call 06/16/26)	1,322	1,241,609
2.44%, 08/16/29 (Call 05/16/29)	1,600	1,438,980
2.61%, 10/15/30 (Call 07/15/30)	2,533	2,232,322
2.71%, 03/06/25 (Call 12/06/24)	1,960	1,893,365
2.99%, 03/19/25 (Call 02/19/25)	2,309	2,239,167
3.00%, 08/16/39 (Call 02/16/39)	1,347	1,053,317
3.04%, 03/01/26 (Call 12/01/25)	3,156	3,044,278
3.10%, 08/16/49 (Call 02/16/49)(a)	1,754	1,272,435
3.29%, 03/19/27 (Call 01/19/27)(a)	1,397	1,355,639
3.45%, 04/15/51 (Call 10/15/50)	2,886	2,214,490
3.48%, 03/19/30 (Call 12/19/29)	2,423	2,285,466
3.57%, 03/06/45 (Call 09/06/44)	1,315	1,061,296
4.11%, 03/01/46 (Call 09/01/45)	2,862	2,482,828
4.23%, 03/19/40 (Call 09/19/39)	2,436	2,229,840
4.33%, 03/19/50 (Call 09/19/49)	2,691	2,405,491
GS Caltex Corp., 3.00%, 06/04/24(b)	485	471,924
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	987	802,946
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	328	320,646
4.30%, 04/01/27 (Call 01/01/27)	1,515	1,467,467
5.60%, 02/15/41	1,481	1,395,149
5.80%, 04/01/47 (Call 10/01/46)(a)	525	503,085

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 01/15/40	$1,009	$994,893
7.13%, 03/15/33	1,054	1,149,724
7.30%, 08/15/31(a)	1,202	1,318,948
7.88%, 10/01/29(a)	621	691,567
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	650	578,098
5.88%, 04/01/26 (Call 01/01/26)	1,036	1,041,136
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	400	299,226
4.75%, 04/19/27(a)(b)	195	183,300
5.38%, 04/24/30(a)(b)	1,145	1,035,511
5.75%, 04/19/47(b)	2,100	1,610,482
6.38%, 10/24/48(b)	1,880	1,532,200
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	1,535	1,384,066
3.10%, 07/15/31 (Call 05/15/31)(b)	1,390	1,157,302
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	1,464	1,409,352
5.20%, 06/01/45 (Call 12/01/44)	864	722,190
6.60%, 10/01/37	1,140	1,141,372
6.80%, 03/15/32	758	789,484
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	675	658,032
3.80%, 04/01/28 (Call 01/01/28)	869	816,576
4.50%, 04/01/48 (Call 10/01/47)	664	513,516
4.70%, 05/01/25 (Call 04/01/25)	1,767	1,744,463
4.75%, 09/15/44 (Call 03/15/44)	1,323	1,089,893
5.00%, 09/15/54 (Call 03/15/54)(a)	323	260,907
5.13%, 12/15/26 (Call 09/15/26)(a)	1,161	1,159,014
5.85%, 12/15/45 (Call 06/15/45)	320	288,598
6.50%, 03/01/41 (Call 09/01/40)	1,335	1,358,164
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	930	991,878
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	25	23,159
3.50%, 08/15/29 (Call 05/15/29)	5	4,342
4.10%, 02/15/47 (Call 08/15/46)(a)	25	18,125
4.40%, 08/15/49 (Call 02/15/49)(a)	25	18,625
4.63%, 06/15/45 (Call 12/15/44)	25	19,286
5.55%, 03/15/26 (Call 12/15/25)(a)	10	9,975
6.13%, 01/01/31 (Call 07/01/30)	1,000	1,016,250
6.20%, 03/15/40	1,000	976,250
6.45%, 09/15/36(a)	1,025	1,042,938
6.60%, 03/15/46 (Call 09/15/45)(a)	1,080	1,107,216
6.63%, 09/01/30 (Call 03/01/30)	1,000	1,042,500
7.50%, 05/01/31	50	54,305
7.95%, 06/15/39	25	27,938
8.88%, 07/15/30 (Call 01/15/30)	1,000	1,152,400
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	914	908,915
Ovintiv Inc.
5.65%, 05/15/25	540	539,182
5.65%, 05/15/28 (Call 04/15/28)	510	507,481
6.25%, 07/15/33 (Call 04/15/33)	510	505,647
6.50%, 08/15/34(a)	810	815,811
6.50%, 02/01/38(a)	325	321,902
6.63%, 08/15/37	610	607,575
7.10%, 07/15/53	495	498,148
7.20%, 11/01/31	380	398,972
7.38%, 11/01/31	635	677,654
8.13%, 09/15/30(a)	513	561,807
Security	Par (000)	Value

Oil & Gas (continued)
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	$987	$894,215
2.30%, 02/09/31 (Call 11/09/30)(b)	1,290	1,051,350
3.10%, 01/21/30 (Call 10/21/29)(b)	290	256,278
3.10%, 08/27/30 (Call 05/25/30)(b)	535	468,125
3.65%, 07/30/29(a)(b)	2,165	2,002,625
4.15%, 02/25/60 (Call 08/25/59)(b)	735	531,038
4.18%, 01/21/50 (Call 07/21/49)(b)	1,020	777,750
4.70%, 07/30/49(b)	867	713,108
5.63%, 05/20/43(b)	1,680	1,587,608
6.00%, 05/03/42(a)(b)	1,280	1,244,800
6.45%, 05/30/44(b)	1,667	1,722,356
6.50%, 05/27/41(b)	475	484,500
6.50%, 11/07/48(b)	1,635	1,686,521
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	637,666
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,145	973,548
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	1,615	1,154,014
3.50%, 03/18/25(b)	532	517,732
3.50%, 04/21/30 (Call 01/21/30)(b)	3,713	3,474,958
4.50%, 03/18/45(b)	1,450	1,333,149
4.55%, 04/21/50 (Call 10/21/49)(b)	3,588	3,297,516
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,115	1,051,356
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	540	486,831
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(a)	781	709,194
2.15%, 12/15/30 (Call 09/15/30)(a)	976	796,872
3.30%, 03/15/52 (Call 09/15/51)	1,500	1,011,052
3.85%, 04/09/25 (Call 03/09/25)	840	820,086
3.90%, 03/15/28 (Call 12/15/27)(a)	953	913,916
4.65%, 11/15/34 (Call 05/15/34)	1,316	1,230,513
4.88%, 11/15/44 (Call 05/15/44)	1,861	1,682,827
5.88%, 05/01/42	1,415	1,449,549
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)	857	810,006
3.15%, 12/15/29	913	807,622
3.55%, 10/01/26(a)	794	751,855
3.61%, 02/15/25	190	184,589
3.75%, 03/01/28	108	101,869
4.68%, 02/15/45	565	478,332
4.90%, 10/01/46	774	676,755
4.95%, 12/01/27 (Call 11/01/27)	595	593,760
5.30%, 06/30/33 (Call 03/30/33)	650	646,867
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	379	342,931
1.90%, 08/15/30 (Call 05/15/30)(a)	1,036	841,613
2.15%, 01/15/31 (Call 10/15/30)(a)	513	419,362
5.10%, 03/29/26	905	905,066
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	465	426,562
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	44,785
3.90%, 12/06/59(b)	435	308,475
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,607	1,449,980
2.25%, 07/12/31 (Call 04/12/31)(b)	3,441	2,899,318
3.13%, 07/12/41 (Call 01/12/41)(b)	3,450	2,601,134
3.30%, 07/12/51 (Call 01/12/51)(b)	4,535	3,255,767
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	395	386,538

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	$827	$846,188
6.33%, 09/30/27(b)	720	741,193
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	1,570	1,318,684
3.63%, 01/12/52(a)(b)	1,770	1,255,664
3.67%, 11/30/27(b)	100	94,529
3.75%, 01/12/62(a)(b)	980	683,771
4.13%, 01/28/25(a)(b)	577	566,674
4.88%, 02/10/45(b)	100	89,460
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	736	700,768
1.60%, 06/17/26 (Call 05/17/26)(b)	315	287,428
2.69%, 06/17/31 (Call 03/17/31)(b)	2,877	2,517,375
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	1,211	1,003,516
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,842	1,696,228
2.25%, 11/24/30 (Call 08/24/30)(b)	1,987	1,661,366
3.25%, 11/24/50 (Call 05/24/50)(b)	1,756	1,216,662
3.50%, 04/16/29(a)(b)	2,661	2,477,636
3.50%, 11/24/70 (Call 05/24/70)(b)	2,853	1,878,986
4.25%, 04/16/39(b)	4,122	3,658,514
4.38%, 04/16/49(a)(b)	4,531	3,863,991
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	1,313	1,263,393
2.38%, 11/07/29 (Call 08/07/29)	1,798	1,581,905
2.50%, 09/12/26	1,396	1,312,851
2.75%, 04/06/30 (Call 01/06/30)	2,166	1,936,359
2.88%, 05/10/26	2,331	2,231,373
2.88%, 11/26/41 (Call 05/26/41)	740	543,796
3.00%, 11/26/51 (Call 05/26/51)	1,485	1,027,127
3.13%, 11/07/49 (Call 05/07/49)	1,172	840,278
3.25%, 05/11/25	2,158	2,102,028
3.25%, 04/06/50 (Call 10/06/49)	1,877	1,376,472
3.63%, 08/21/42(a)	1,551	1,267,614
3.75%, 09/12/46	1,389	1,114,465
3.88%, 11/13/28 (Call 08/13/28)	1,925	1,882,339
4.00%, 05/10/46	2,495	2,090,679
4.13%, 05/11/35	2,279	2,116,271
4.38%, 05/11/45	2,511	2,223,976
4.55%, 08/12/43(a)	1,306	1,194,616
5.50%, 03/25/40	1,670	1,724,811
6.38%, 12/15/38	3,113	3,474,241
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	230	204,502
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	760	741,464
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	1,420	1,373,830
4.10%, 04/28/45(b)	1,225	1,064,727
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,253	1,164,956
3.50%, 05/03/26(a)(b)	435	417,127
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	1,115	1,059,964
3.63%, 04/12/27(a)(b)	1,200	1,163,916
4.00%, 09/13/47(b)	710	603,954
4.25%, 04/12/47(a)(b)	300	265,902
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	250	228,431
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,284,541
Security	Par (000)	Value

Oil & Gas (continued)
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	$889	$774,435
2.50%, 08/08/24 (Call 07/08/24)(b)	680	658,182
2.50%, 11/12/24 (Call 10/12/24)(b)	730	701,623
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	980	883,705
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	807,080
2.95%, 11/12/29 (Call 08/12/29)(b)	619	567,193
3.10%, 01/08/51 (Call 07/08/50)(b)	675	479,470
3.35%, 05/13/50 (Call 11/13/49)(b)	1,084	814,752
3.44%, 11/12/49 (Call 05/12/49)(b)	435	332,001
3.68%, 08/08/49 (Call 02/08/49)(b)	937	748,343
4.13%, 09/12/25(b)	510	499,714
4.25%, 09/12/28(a)(b)	640	632,550
4.60%, 09/12/48(b)	738	683,307
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	720	520,694
4.00%, 11/15/47 (Call 05/15/47)	690	525,589
5.95%, 12/01/34	459	463,414
6.50%, 06/15/38	1,526	1,592,152
6.80%, 05/15/38	1,155	1,227,072
6.85%, 06/01/39	1,156	1,242,261
7.00%, 11/15/28	130	139,946
7.15%, 02/01/32	885	957,093
7.88%, 06/15/26	445	473,386
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	522	464,922
3.25%, 08/15/30 (Call 02/15/30)(b)	460	344,669
4.00%, 08/15/26(b)	685	602,800
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	615	503,747
3.50%, 10/17/49(a)(b)	820	519,437
3.75%, 06/18/50(b)	765	505,677
4.63%, 11/20/28(b)	200	191,339
5.38%, 11/20/48(b)	245	205,678
Tosco Corp., 8.13%, 02/15/30	465	547,572
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,419	1,362,840
2.83%, 01/10/30 (Call 10/10/29)	1,666	1,501,874
2.99%, 06/29/41 (Call 12/29/40)	937	708,103
3.13%, 05/29/50 (Call 11/29/49)	2,845	2,024,428
3.39%, 06/29/60 (Call 12/29/59)	636	456,497
3.46%, 02/19/29 (Call 11/19/28)	1,599	1,508,742
3.46%, 07/12/49 (Call 01/12/49)	1,225	933,719
TotalEnergies Capital SA, 3.88%, 10/11/28	1,409	1,373,653
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	962	860,988
2.80%, 12/01/31 (Call 09/01/31)(a)	1,030	850,603
2.85%, 04/15/25 (Call 03/15/25)	82	78,569
3.40%, 09/15/26 (Call 06/15/26)(a)	55	52,299
3.65%, 12/01/51 (Call 06/01/51)(a)	1,310	895,699
4.00%, 06/01/52 (Call 12/01/51)(a)	813	599,841
4.35%, 06/01/28 (Call 03/01/28)	1,108	1,070,877
4.90%, 03/15/45(a)	503	439,515
6.63%, 06/15/37(a)	1,746	1,878,404
7.50%, 04/15/32(a)	625	703,816
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(b)	620	645,943
8.00%, 11/15/32 (Call 08/15/32)(a)(b)	965	1,019,793
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,600	1,549,498
3.70%, 09/15/26 (Call 06/15/26)(b)	1,250	1,190,790

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	$835	$777,656
4.50%, 03/04/29 (Call 12/04/28)(b)	1,211	1,154,979
XTO Energy Inc., 6.75%, 08/01/37	652	753,841
		384,732,842
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,205	1,141,931
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	882	800,548
3.14%, 11/07/29 (Call 08/07/29)(a)	740	663,684
3.34%, 12/15/27 (Call 09/15/27)	1,698	1,589,110
4.08%, 12/15/47 (Call 06/15/47)	1,643	1,294,679
4.49%, 05/01/30 (Call 02/01/30)(a)	742	717,629
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,341	1,186,394
3.80%, 11/15/25 (Call 08/15/25)	772	751,107
4.50%, 11/15/41 (Call 05/15/41)(a)	700	585,854
4.75%, 08/01/43 (Call 02/01/43)	1,013	869,134
4.85%, 11/15/35 (Call 05/15/35)	1,255	1,186,368
5.00%, 11/15/45 (Call 05/15/45)(a)	2,043	1,812,713
6.70%, 09/15/38	1,187	1,304,147
7.45%, 09/15/39	1,208	1,380,781
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	1,033	924,687
3.95%, 12/01/42 (Call 06/01/42)	1,604	1,155,058
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	942	873,144
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	725	711,445
3.90%, 05/17/28 (Call 02/17/28)(b)	1,522	1,442,900
4.00%, 12/21/25 (Call 09/21/25)(b)	963	934,454
4.30%, 05/01/29 (Call 02/01/29)(b)	1,039	996,247
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,654	1,457,638
4.50%, 05/15/28	450	444,913
4.85%, 05/15/33	450	445,642
		24,670,207
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	635	606,044
4.50%, 05/15/28 (Call 02/15/28)	1,000	965,946
5.63%, 05/26/33 (Call 02/26/33)	580	580,904
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	1,208	1,007,485
2.69%, 05/25/31 (Call 02/25/31)	813	665,060
3.10%, 09/15/26 (Call 06/15/26)	890	833,675
4.00%, 05/17/25 (Call 04/17/25)	989	960,054
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	140	119,562
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,470	1,331,833
1.65%, 01/15/27 (Call 12/15/26)	620	539,293
4.88%, 07/15/26 (Call 07/15/23)(a)(b)	1,645	1,591,251
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	445	440,115
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	857	830,438
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	1,025	868,474
3.25%, 10/01/26 (Call 07/01/26)(b)	590	546,339
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(b)	712	631,814
Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	$885	$783,466
3.05%, 10/01/51 (Call 04/01/51)(a)	800	519,647
3.40%, 12/15/27 (Call 09/15/27)(a)	1,071	1,014,448
3.65%, 09/15/24 (Call 06/15/24)	453	443,316
4.05%, 12/15/49 (Call 06/15/49)(a)	589	462,327
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	488	423,706
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	885	789,766
Sonoco Products Co.
1.80%, 02/01/25 (Call 07/03/23)	765	715,859
2.25%, 02/01/27 (Call 01/01/27)	765	691,297
2.85%, 02/01/32 (Call 11/01/31)(a)	665	554,617
3.13%, 05/01/30 (Call 02/01/30)	1,145	999,265
Stora Enso OYJ, 7.25%, 04/15/36(b)	350	365,244
WestRock MWV LLC
7.95%, 02/15/31(a)	515	586,537
8.20%, 01/15/30(a)	315	364,254
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	515	497,142
3.00%, 06/15/33 (Call 03/15/33)(a)	922	747,503
3.38%, 09/15/27 (Call 06/15/27)	639	593,136
3.75%, 03/15/25 (Call 01/15/25)	884	855,259
3.90%, 06/01/28 (Call 03/01/28)	650	615,177
4.00%, 03/15/28 (Call 12/15/27)	1,098	1,038,371
4.20%, 06/01/32 (Call 03/01/32)(a)	581	528,675
4.65%, 03/15/26 (Call 01/15/26)	1,034	1,013,638
4.90%, 03/15/29 (Call 12/15/28)(a)	799	779,771
		27,900,708
Pharmaceuticals — 4.5%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,933	1,861,214
2.95%, 11/21/26 (Call 09/21/26)	4,005	3,778,162
3.20%, 05/14/26 (Call 02/14/26)(a)	2,621	2,515,932
3.20%, 11/21/29 (Call 08/21/29)	5,638	5,117,282
3.60%, 05/14/25 (Call 02/14/25)(a)	2,375	2,313,035
3.80%, 03/15/25 (Call 12/15/24)	2,281	2,231,081
3.85%, 06/15/24 (Call 03/15/24)	1,064	1,048,678
4.05%, 11/21/39 (Call 05/21/39)	4,345	3,726,453
4.25%, 11/14/28 (Call 08/14/28)	1,752	1,716,338
4.25%, 11/21/49 (Call 05/21/49)(a)	6,614	5,602,110
4.30%, 05/14/36 (Call 11/14/35)	1,418	1,306,819
4.40%, 11/06/42	3,079	2,702,874
4.45%, 05/14/46 (Call 11/14/45)	2,466	2,125,530
4.50%, 05/14/35 (Call 11/14/34)	2,950	2,798,949
4.55%, 03/15/35 (Call 09/15/34)(a)	2,143	2,042,722
4.63%, 10/01/42 (Call 04/01/42)	395	350,797
4.70%, 05/14/45 (Call 11/14/44)	3,057	2,747,566
4.75%, 03/15/45 (Call 09/15/44)	1,158	1,047,989
4.85%, 06/15/44 (Call 12/15/43)(a)	1,257	1,155,201
4.88%, 11/14/48 (Call 05/14/48)	2,170	2,011,742
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	1,050	897,370
2.80%, 05/15/30 (Call 02/15/30)	1,130	986,576
3.25%, 03/01/25 (Call 12/01/24)	814	786,760
3.45%, 12/15/27 (Call 09/15/27)	813	771,928
4.25%, 03/01/45 (Call 09/01/44)	485	398,763
4.30%, 12/15/47 (Call 06/15/47)	712	597,468
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,870	1,693,225
1.75%, 05/28/28 (Call 03/28/28)	1,740	1,523,643

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 05/28/31 (Call 02/28/31)	$800	$679,854
4.88%, 03/03/28 (Call 02/03/28)	1,490	1,508,956
4.88%, 03/03/33 (Call 12/03/32)	925	942,290
4.90%, 03/03/30 (Call 01/03/30)	1,045	1,060,710
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,692	1,523,206
1.38%, 08/06/30 (Call 05/06/30)	1,502	1,215,289
2.13%, 08/06/50 (Call 02/06/50)(a)	805	490,293
3.00%, 05/28/51 (Call 11/28/50)	895	651,197
3.13%, 06/12/27 (Call 03/12/27)	935	890,396
3.38%, 11/16/25	2,305	2,233,622
4.00%, 01/17/29 (Call 10/17/28)	1,297	1,270,326
4.00%, 09/18/42	970	859,281
4.38%, 11/16/45	804	742,824
4.38%, 08/17/48 (Call 02/17/48)	731	670,409
6.45%, 09/15/37	2,725	3,141,693
Bayer Corp., 6.65%, 02/15/28(a)(b)	214	226,431
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	687	670,209
3.95%, 04/15/45 (Call 10/15/44)(b)	373	277,256
4.20%, 07/15/34 (Call 01/15/34)(b)	564	505,715
4.25%, 12/15/25 (Call 10/15/25)(b)	2,592	2,516,598
4.38%, 12/15/28 (Call 09/15/28)(b)	4,297	4,135,866
4.40%, 07/15/44 (Call 01/15/44)(b)	1,162	929,810
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,887	1,659,435
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	123,597
4.70%, 07/15/64 (Call 01/15/64)(b)	1,005	792,107
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,875	1,628,746
5.50%, 08/15/25(b)	398	392,597
5.50%, 07/30/35(a)(b)	780	777,407
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,663	1,616,814
Becton Dickinson & Co.
3.36%, 06/06/24 (Call 04/06/24)	485	474,770
4.30%, 08/22/32 (Call 05/22/32)	725	689,275
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,342	1,088,920
2.82%, 05/20/30 (Call 02/20/30)	686	601,904
3.70%, 06/06/27 (Call 03/06/27)	2,008	1,925,873
3.73%, 12/15/24 (Call 09/15/24)	1,288	1,257,493
3.79%, 05/20/50 (Call 11/20/49)(a)	505	395,118
4.67%, 06/06/47 (Call 12/06/46)	1,777	1,600,470
4.69%, 02/13/28 (Call 01/13/28)	1,155	1,152,685
4.69%, 12/15/44 (Call 06/15/44)	1,131	1,020,205
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,344	1,228,837
1.13%, 11/13/27 (Call 09/13/27)	1,293	1,131,322
1.45%, 11/13/30 (Call 08/13/30)	2,101	1,694,750
2.35%, 11/13/40 (Call 05/13/40)	1,003	699,391
2.55%, 11/13/50 (Call 05/13/50)	2,040	1,298,409
2.90%, 07/26/24 (Call 06/26/24)	1,520	1,484,063
2.95%, 03/15/32 (Call 12/15/31)	1,830	1,618,012
3.20%, 06/15/26 (Call 04/15/26)	2,716	2,621,143
3.25%, 02/27/27	120	116,019
3.25%, 08/01/42	800	622,783
3.40%, 07/26/29 (Call 04/26/29)	2,861	2,692,631
3.45%, 11/15/27 (Call 08/15/27)(a)	470	452,717
3.55%, 03/15/42 (Call 09/15/41)(a)	1,375	1,127,942
3.70%, 03/15/52 (Call 09/15/51)	2,490	1,988,973
3.90%, 02/20/28 (Call 11/20/27)	1,793	1,760,817
3.90%, 03/15/62 (Call 09/15/61)	1,360	1,061,764
Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 06/15/39 (Call 12/15/38)	$2,430	$2,199,412
4.25%, 10/26/49 (Call 04/26/49)	4,282	3,733,844
4.35%, 11/15/47 (Call 05/15/47)	1,579	1,408,047
4.50%, 03/01/44 (Call 09/01/43)	200	183,874
4.55%, 02/20/48 (Call 08/20/47)	1,167	1,067,392
4.63%, 05/15/44 (Call 11/15/43)(a)	1,050	985,913
5.00%, 08/15/45 (Call 02/15/45)	530	518,098
5.88%, 11/15/36(a)	164	175,632
6.80%, 11/15/26	285	306,365
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	844	822,875
3.41%, 06/15/27 (Call 03/15/27)	1,276	1,215,492
3.50%, 11/15/24 (Call 08/15/24)(a)	459	445,510
3.75%, 09/15/25 (Call 06/15/25)(a)	707	687,562
4.37%, 06/15/47 (Call 12/15/46)	967	777,369
4.50%, 11/15/44 (Call 05/15/44)	607	497,583
4.60%, 03/15/43	385	322,722
4.90%, 09/15/45 (Call 03/15/45)	569	489,775
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	755	682,619
2.38%, 03/15/31 (Call 12/15/30)	1,515	1,265,103
2.40%, 03/15/30 (Call 12/15/29)	1,785	1,520,211
3.05%, 10/15/27 (Call 07/15/27)	1,023	954,142
3.20%, 03/15/40 (Call 09/15/39)	1,054	804,758
3.25%, 04/15/25 (Call 01/15/25)	905	874,047
3.40%, 03/01/27 (Call 12/01/26)	1,475	1,402,605
3.40%, 03/15/50 (Call 09/15/49)	1,595	1,136,246
3.40%, 03/15/51 (Call 09/15/50)	1,860	1,332,476
3.50%, 06/15/24 (Call 03/17/24)	548	536,467
3.88%, 10/15/47 (Call 04/15/47)	1,322	1,024,410
4.13%, 11/15/25 (Call 09/15/25)	2,573	2,519,531
4.38%, 10/15/28 (Call 07/15/28)	4,187	4,081,293
4.50%, 02/25/26 (Call 11/27/25)	1,361	1,346,249
4.80%, 08/15/38 (Call 02/15/38)	2,583	2,426,613
4.80%, 07/15/46 (Call 01/16/46)	1,444	1,290,112
4.90%, 12/15/48 (Call 06/15/48)	3,128	2,846,003
5.38%, 02/15/42 (Call 08/15/41)(a)	70	66,773
5.40%, 03/15/33 (Call 12/15/32)	1,020	1,040,260
5.69%, 03/15/26 (Call 03/15/24)	200	201,067
6.13%, 11/15/41	414	440,861
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,499	2,156,865
1.75%, 08/21/30 (Call 05/21/30)(a)	1,285	1,032,787
1.88%, 02/28/31 (Call 11/28/30)	1,780	1,420,945
2.13%, 09/15/31 (Call 06/15/31)(a)	1,110	892,453
2.63%, 08/15/24 (Call 07/15/24)	1,094	1,060,091
2.70%, 08/21/40 (Call 02/21/40)(a)	1,553	1,071,567
2.88%, 06/01/26 (Call 03/01/26)	1,824	1,725,264
3.00%, 08/15/26 (Call 06/15/26)	909	856,824
3.25%, 08/15/29 (Call 05/15/29)	2,007	1,814,604
3.38%, 08/12/24 (Call 05/12/24)	535	523,586
3.63%, 04/01/27 (Call 02/01/27)	1,191	1,138,948
3.75%, 04/01/30 (Call 01/01/30)	1,774	1,631,987
3.88%, 07/20/25 (Call 04/20/25)	2,626	2,571,218
4.10%, 03/25/25 (Call 01/25/25)	1,104	1,090,163
4.13%, 04/01/40 (Call 10/01/39)	996	828,858
4.25%, 04/01/50 (Call 10/01/49)(a)	845	686,675
4.30%, 03/25/28 (Call 12/25/27)	5,111	4,980,852
4.78%, 03/25/38 (Call 09/25/37)	6,011	5,559,523
4.88%, 07/20/35 (Call 01/20/35)	1,018	969,875

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 12/01/24 (Call 09/01/24)	$433	$430,878
5.00%, 02/20/26 (Call 01/20/26)(a)	1,195	1,196,409
5.00%, 01/30/29	1,140	1,140,723
5.05%, 03/25/48 (Call 09/25/47)	9,144	8,259,639
5.13%, 02/21/30 (Call 12/21/29)	1,800	1,794,273
5.13%, 07/20/45 (Call 01/20/45)	3,853	3,510,700
5.25%, 01/30/31	860	863,263
5.25%, 02/21/33 (Call 11/21/32)	2,260	2,265,658
5.30%, 06/01/33	1,140	1,142,353
5.30%, 12/05/43 (Call 06/05/43)	880	827,568
5.63%, 02/21/53 (Call 08/21/52)	1,230	1,199,460
5.88%, 06/01/53	1,140	1,144,970
6.00%, 06/01/63 (Call 12/01/62)	840	842,483
6.13%, 09/15/39	868	890,009
6.25%, 06/01/27	650	681,351
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,663	1,065,085
2.50%, 09/15/60 (Call 03/15/60)	1,162	715,898
2.75%, 06/01/25 (Call 03/01/25)	952	918,591
3.10%, 05/15/27 (Call 02/15/27)	480	457,807
3.38%, 03/15/29 (Call 12/15/28)	1,353	1,284,448
3.70%, 03/01/45 (Call 09/01/44)(a)	755	636,396
3.95%, 05/15/47 (Call 11/15/46)(a)	76	66,713
3.95%, 03/15/49 (Call 09/15/48)(a)	180	159,040
4.15%, 03/15/59 (Call 09/15/58)	640	561,577
4.70%, 02/27/33 (Call 11/27/32)	645	656,796
4.88%, 02/27/53 (Call 08/27/52)	1,345	1,354,979
4.95%, 02/27/63 (Call 08/27/62)(a)	930	923,458
5.50%, 03/15/27(a)	145	151,592
5.55%, 03/15/37(a)	205	222,664
5.95%, 11/15/37(a)	185	200,796
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,399	1,348,831
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/15/24)	350	342,588
4.50%, 02/25/26 (Call 11/27/25)	1,024	1,001,769
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	1,038	1,016,416
3.88%, 05/15/28	2,394	2,328,078
4.20%, 03/18/43	840	749,153
5.38%, 04/15/34	945	999,888
6.38%, 05/15/38	3,358	3,854,208
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	956	935,101
3.38%, 06/01/29 (Call 03/01/29)(a)	809	763,696
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,417	1,303,084
0.95%, 09/01/27 (Call 07/01/27)	1,656	1,455,797
1.30%, 09/01/30 (Call 06/01/30)	1,811	1,498,472
2.10%, 09/01/40 (Call 03/01/40)	928	648,684
2.25%, 09/01/50 (Call 03/01/50)(a)	850	553,158
2.45%, 03/01/26 (Call 12/01/25)	2,453	2,338,127
2.45%, 09/01/60 (Call 03/01/60)(a)	1,128	714,396
2.63%, 01/15/25 (Call 11/15/24)	768	746,391
2.90%, 01/15/28 (Call 10/15/27)	1,165	1,108,537
2.95%, 03/03/27 (Call 12/03/26)	1,233	1,184,373
3.40%, 01/15/38 (Call 07/15/37)	1,191	1,045,320
3.50%, 01/15/48 (Call 07/15/47)	1,334	1,119,965
3.55%, 03/01/36 (Call 09/01/35)	1,371	1,243,930
3.63%, 03/03/37 (Call 09/03/36)	822	745,608
3.70%, 03/01/46 (Call 09/01/45)	2,036	1,760,006
Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 03/03/47 (Call 09/03/46)	$1,408	$1,225,343
4.38%, 12/05/33 (Call 06/05/33)	1,307	1,326,833
4.50%, 09/01/40	545	531,626
4.50%, 12/05/43 (Call 06/05/43)	815	806,452
4.85%, 05/15/41	270	271,820
4.95%, 05/15/33(a)	586	624,177
5.85%, 07/15/38(a)	856	964,818
5.95%, 08/15/37	972	1,114,026
6.95%, 09/01/29(a)	345	417,264
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	901	812,230
1.30%, 08/15/26 (Call 07/15/26)	990	881,539
3.95%, 02/16/28 (Call 11/16/27)(a)	442	427,047
4.88%, 03/15/44 (Call 09/15/43)(a)	712	637,227
5.25%, 02/15/26 (Call 02/15/24)	370	369,289
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,333	1,313,549
4.60%, 06/01/44 (Call 12/01/43)(a)	530	482,067
5.90%, 11/01/39	265	274,110
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,713	1,559,384
1.45%, 06/24/30 (Call 03/24/30)	1,645	1,351,091
1.70%, 06/10/27 (Call 05/10/27)	1,432	1,296,609
1.90%, 12/10/28 (Call 10/10/28)	1,377	1,212,135
2.15%, 12/10/31 (Call 09/10/31)	1,980	1,658,763
2.35%, 06/24/40 (Call 12/24/39)	1,293	914,289
2.45%, 06/24/50 (Call 12/24/49)	1,631	1,052,216
2.75%, 02/10/25 (Call 11/10/24)	1,825	1,770,036
2.75%, 12/10/51 (Call 06/10/51)	2,463	1,678,717
2.90%, 12/10/61 (Call 06/10/61)	1,660	1,087,829
3.40%, 03/07/29 (Call 12/07/28)	1,673	1,594,427
3.60%, 09/15/42 (Call 03/15/42)	997	829,511
3.70%, 02/10/45 (Call 08/10/44)	2,001	1,685,812
3.90%, 03/07/39 (Call 09/07/38)	1,271	1,129,286
4.00%, 03/07/49 (Call 09/07/48)	1,549	1,349,843
4.05%, 05/17/28(a)	325	323,242
4.15%, 05/18/43	1,284	1,163,651
4.30%, 05/17/30	820	809,494
4.50%, 05/17/33 (Call 02/17/33)	605	603,679
4.90%, 05/17/44	680	676,367
5.00%, 05/17/53 (Call 11/17/52)	650	654,204
5.15%, 05/17/63 (Call 11/17/62)	425	428,796
6.50%, 12/01/33(a)	870	1,006,153
6.55%, 09/15/37	295	342,323
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	183	197,129
5.85%, 06/30/39(a)	100	104,504
5.95%, 12/01/28	650	701,935
6.40%, 03/01/28	205	223,107
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	1,294	1,223,150
5.20%, 04/15/48 (Call 10/15/47)	988	746,043
5.40%, 11/29/43 (Call 05/29/43)	631	508,410
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,509	1,436,712
2.00%, 02/14/27 (Call 12/14/26)	1,832	1,693,458
2.20%, 08/14/30 (Call 05/14/30)	1,924	1,671,048
2.75%, 08/14/50 (Call 02/14/50)(a)	1,586	1,118,292
3.00%, 11/20/25 (Call 08/20/25)(a)	1,866	1,803,089
3.10%, 05/17/27 (Call 02/17/27)	1,315	1,262,465

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 09/21/42	$1,068	$912,771
4.00%, 11/20/45 (Call 05/20/45)	858	761,330
4.40%, 05/06/44	2,157	2,037,894
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,024	950,970
1.70%, 05/28/30 (Call 02/28/30)	1,370	1,142,092
1.75%, 08/18/31 (Call 05/18/31)(a)	1,270	1,033,811
2.55%, 05/28/40 (Call 11/28/39)	1,581	1,147,676
2.63%, 04/01/30 (Call 01/01/30)	1,488	1,322,930
2.70%, 05/28/50 (Call 11/28/49)(a)	1,400	973,545
2.75%, 06/03/26	1,040	993,795
3.00%, 12/15/26(a)	1,747	1,668,052
3.45%, 03/15/29 (Call 12/15/28)	2,033	1,934,597
3.60%, 09/15/28 (Call 06/15/28)	1,228	1,183,076
3.90%, 03/15/39 (Call 09/15/38)	1,303	1,151,092
4.00%, 12/15/36	804	749,843
4.00%, 03/15/49 (Call 09/15/48)(a)	1,309	1,141,251
4.10%, 09/15/38 (Call 03/15/38)(a)	1,053	964,035
4.13%, 12/15/46	1,364	1,204,658
4.20%, 09/15/48 (Call 03/15/48)	943	843,548
4.30%, 06/15/43	1,076	980,336
4.40%, 05/15/44(a)	798	748,070
5.60%, 09/15/40	792	835,679
7.20%, 03/15/39(a)	2,627	3,264,197
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	4,300	4,277,860
4.45%, 05/19/28 (Call 04/19/28)	4,300	4,284,083
4.65%, 05/19/25(a)	4,300	4,289,922
4.65%, 05/19/30 (Call 03/19/30)	1,000	1,001,119
4.75%, 05/19/33 (Call 02/19/33)	5,470	5,491,937
5.11%, 05/19/43 (Call 11/19/42)	1,000	993,795
5.30%, 05/19/53 (Call 11/19/52)	5,710	5,878,296
5.34%, 05/19/63 (Call 11/19/62)	1,000	1,001,324
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,406	1,371,466
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,111	2,935,663
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	3,035	2,534,749
3.03%, 07/09/40 (Call 01/09/40)	1,690	1,262,959
3.18%, 07/09/50 (Call 01/09/50)	2,520	1,741,526
3.38%, 07/09/60 (Call 01/09/60)	1,101	740,193
5.00%, 11/26/28 (Call 08/26/28)	1,488	1,493,104
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,561	1,484,111
5.25%, 06/15/46 (Call 12/15/45)	1,106	847,870
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,245	1,146,038
2.30%, 06/22/27 (Call 04/22/27)	1,350	1,180,750
2.70%, 06/22/30 (Call 03/22/30)(a)	1,258	1,010,957
3.85%, 06/22/40 (Call 12/22/39)	2,026	1,362,414
4.00%, 06/22/50 (Call 12/22/49)(a)	2,578	1,656,177
Wyeth LLC
5.95%, 04/01/37	2,086	2,294,026
6.00%, 02/15/36	740	807,427
6.50%, 02/01/34	813	915,182
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	539	449,988
3.00%, 09/12/27 (Call 06/12/27)	896	842,696
3.00%, 05/15/50 (Call 11/15/49)	571	391,531
3.90%, 08/20/28 (Call 05/20/28)(a)	940	907,487
Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 09/12/47 (Call 03/12/47)	$587	$478,475
4.45%, 08/20/48 (Call 02/20/48)	389	340,499
4.50%, 11/13/25 (Call 08/13/25)	977	966,432
4.70%, 02/01/43 (Call 08/01/42)	1,641	1,504,193
5.40%, 11/14/25 (Call 10/14/25)	445	450,838
5.60%, 11/16/32 (Call 08/16/32)	235	247,982
		401,683,909
Pipelines — 3.2%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	310	292,795
4.60%, 11/02/47(b)	2,100	1,940,358
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	490	422,048
3.60%, 09/01/32 (Call 06/01/32)	650	553,479
4.45%, 07/15/27 (Call 04/15/27)	803	776,172
4.80%, 05/03/29 (Call 02/03/29)	960	928,284
4.95%, 12/15/24 (Call 09/15/24)(a)	970	959,448
5.95%, 06/01/26 (Call 03/01/26)	926	941,747
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	1,205	1,048,751
3.30%, 01/15/35 (Call 09/15/34)(b)	1,220	1,017,607
3.40%, 01/15/38 (Call 07/15/37)(b)	845	707,490
3.70%, 01/15/39 (Call 07/15/38)(b)	1,355	1,107,914
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	685	545,811
3.70%, 11/15/29 (Call 05/18/29)	1,826	1,664,991
5.13%, 06/30/27 (Call 01/01/27)	1,799	1,783,956
5.88%, 03/31/25 (Call 10/02/24)	2,376	2,378,363
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	400	375,379
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	1,030	842,714
4.00%, 03/01/31 (Call 03/01/26)	1,240	1,091,310
4.50%, 10/01/29 (Call 10/01/24)(a)	720	659,281
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)(b)	1,322	1,177,613
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	360	346,490
4.20%, 04/15/43 (Call 10/15/42)(b)	50	41,135
4.25%, 04/15/48 (Call 10/15/47)(b)	715	605,252
7.63%, 04/15/32(a)(b)	155	177,095
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	391	376,284
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,593	1,566,245
5.80%, 06/01/45 (Call 12/01/44)(a)	590	581,894
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	435	364,400
5.13%, 05/15/29 (Call 02/15/29)	355	344,949
5.38%, 07/15/25 (Call 04/15/25)	115	113,732
5.60%, 04/01/44 (Call 10/01/43)	530	490,380
5.63%, 07/15/27 (Call 04/15/27)	565	568,913
6.45%, 11/03/36(b)	820	826,522
6.75%, 09/15/37(b)	540	566,983
8.13%, 08/16/30(a)	50	55,788
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	920	810,568
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	1,054	935,954
3.90%, 11/15/49 (Call 05/15/49)	421	303,971
4.60%, 12/15/44 (Call 06/15/44)	609	513,414
4.80%, 11/01/43 (Call 05/01/43)	282	244,917

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	$225	$191,154
4.39%, 11/30/46(b)	100	77,638
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	480	406,786
8.38%, 06/15/32(a)	510	584,710
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	549	514,697
5.88%, 10/15/25 (Call 07/15/25)	514	519,633
7.38%, 10/15/45 (Call 04/15/45)	622	711,333
Series B, 7.50%, 04/15/38	710	808,685
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	492	439,838
2.50%, 01/15/25 (Call 12/15/24)	629	600,697
2.50%, 02/14/25	438	417,266
2.50%, 08/01/33 (Call 05/01/33)	1,430	1,114,372
3.13%, 11/15/29 (Call 08/15/29)	1,400	1,253,796
3.40%, 08/01/51 (Call 02/01/51)	1,055	712,516
3.50%, 06/10/24 (Call 03/10/24)	783	765,118
3.70%, 07/15/27 (Call 04/15/27)	1,735	1,654,322
4.00%, 11/15/49 (Call 05/15/49)	625	473,829
4.25%, 12/01/26 (Call 09/01/26)	724	704,023
4.50%, 06/10/44 (Call 12/10/43)	954	778,721
5.50%, 12/01/46 (Call 06/01/46)	612	573,538
5.50%, 07/15/77 (Call 07/15/27), (3-mo. LIBOR US + 3.418%)(d)	870	759,967
5.70%, 03/08/33 (Call 12/08/32)	1,460	1,484,691
5.97%, 03/08/26 (Call 03/08/24)	460	461,833
6.25%, 03/01/78 (Call 03/01/28), (3-mo. LIBOR US + 3.641%)(a)(d)	1,220	1,128,034
7.38%, 01/15/83 (Call 01/15/28), (5-year CMT + 3.708%)(d)	390	383,915
7.63%, 01/15/83 (Call 10/15/32), (5-year CMT + 4.418%)(d)	60	60,481
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3-mo. LIBOR US + 3.890%)(d)	782	735,779
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5-year CMT + 5.314%)(d)	808	728,432
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,409	1,338,670
3.75%, 05/15/30 (Call 02/15/30)	1,226	1,110,405
3.90%, 07/15/26 (Call 04/15/26)	1,204	1,148,570
4.00%, 10/01/27 (Call 07/01/27)	1,284	1,213,798
4.05%, 03/15/25 (Call 12/15/24)	863	841,904
4.15%, 09/15/29 (Call 06/15/29)	693	647,603
4.20%, 04/15/27 (Call 01/15/27)(a)	432	414,335
4.40%, 03/15/27 (Call 12/15/26)	807	778,945
4.75%, 01/15/26 (Call 10/15/25)	1,229	1,210,897
4.90%, 03/15/35 (Call 09/15/34)	608	556,194
4.95%, 05/15/28 (Call 02/15/28)	867	846,488
4.95%, 06/15/28 (Call 03/15/28)	1,350	1,318,909
4.95%, 01/15/43 (Call 07/15/42)	592	482,848
5.00%, 05/15/44 (Call 11/15/43)	435	359,909
5.00%, 05/15/50 (Call 11/15/49)	2,465	2,016,398
5.15%, 02/01/43 (Call 08/01/42)	741	623,432
5.15%, 03/15/45 (Call 09/15/44)(a)	1,282	1,076,053
5.25%, 04/15/29 (Call 01/15/29)	1,529	1,509,566
5.30%, 04/01/44 (Call 10/01/43)	928	783,986
5.30%, 04/15/47 (Call 10/15/46)	1,060	897,833
5.35%, 05/15/45 (Call 11/15/44)	991	846,958
Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)	$1,551	$1,333,380
5.50%, 06/01/27 (Call 03/01/27)(a)	1,108	1,110,805
5.55%, 02/15/28 (Call 01/15/28)	865	867,177
5.75%, 02/15/33 (Call 11/15/32)	1,000	1,002,721
5.95%, 12/01/25 (Call 09/01/25)	651	656,949
5.95%, 10/01/43 (Call 04/01/43)	487	447,472
6.00%, 06/15/48 (Call 12/15/47)	1,260	1,159,860
6.05%, 06/01/41 (Call 12/01/40)	567	543,181
6.10%, 02/15/42	587	552,182
6.13%, 12/15/45 (Call 06/15/45)	1,315	1,225,408
6.25%, 04/15/49 (Call 10/15/48)(a)	2,022	1,924,320
6.50%, 02/01/42 (Call 08/01/41)	840	837,528
6.63%, 10/15/36	540	552,848
6.85%, 02/15/40(a)	170	168,554
7.50%, 07/01/38	390	424,970
8.25%, 11/15/29 (Call 08/15/29)	959	1,074,787
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	445	424,245
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,318	1,159,653
3.13%, 07/31/29 (Call 04/30/29)	1,374	1,240,268
3.20%, 02/15/52 (Call 08/15/51)	1,064	724,990
3.30%, 02/15/53 (Call 08/15/52)(a)	1,052	732,372
3.70%, 02/15/26 (Call 11/15/25)	980	954,194
3.70%, 01/31/51 (Call 07/31/50)	1,536	1,143,306
3.75%, 02/15/25 (Call 11/15/24)	1,369	1,342,925
3.95%, 02/15/27 (Call 11/15/26)	960	937,076
3.95%, 01/31/60 (Call 07/31/59)	1,166	870,451
4.15%, 10/16/28 (Call 07/16/28)	1,292	1,247,572
4.20%, 01/31/50 (Call 07/31/49)	1,464	1,185,183
4.25%, 02/15/48 (Call 08/15/47)(a)	1,427	1,177,974
4.45%, 02/15/43 (Call 08/15/42)	1,074	922,140
4.80%, 02/01/49 (Call 08/01/48)	1,315	1,172,825
4.85%, 08/15/42 (Call 02/15/42)	750	678,249
4.85%, 03/15/44 (Call 09/15/43)	1,211	1,087,721
4.90%, 05/15/46 (Call 11/15/45)	1,395	1,253,590
4.95%, 10/15/54 (Call 04/15/54)	427	376,917
5.05%, 01/10/26	1,100	1,108,645
5.10%, 02/15/45 (Call 08/15/44)	1,191	1,103,340
5.35%, 01/31/33 (Call 10/31/32)	1,085	1,105,933
5.38%, 02/15/78 (Call 02/15/28), (3-mo. LIBOR US + 2.570%)(d)	953	776,544
5.70%, 02/15/42	797	790,824
5.95%, 02/01/41	640	657,520
6.13%, 10/15/39	732	767,835
6.45%, 09/01/40	480	512,472
7.55%, 04/15/38	455	525,745
Series D, 6.88%, 03/01/33	792	891,700
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(d)	931	804,846
Series H, 6.65%, 10/15/34(a)	665	724,983
Series J, 5.75%, 03/01/35(a)	246	246,929
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(b)	42	40,623
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	970	779,202
4.32%, 12/30/39 (Call 06/30/39)(b)	735	527,978
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	553	492,938
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	745	596,846
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	785	658,514

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.35%, 07/15/25 (Call 04/15/25)(a)(b)	$985	$961,459
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	182	168,741
2.16%, 03/31/34(b)	1,659	1,411,873
2.94%, 09/30/40(a)(b)	133	107,143
3.25%, 09/30/40(a)(b)	285	222,309
GNL Quintero SA, 4.63%, 07/31/29(b)	463	452,872
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	782	720,973
3.45%, 10/15/27 (Call 08/15/27)(b)	610	548,083
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)(b)	1,055	1,089,134
6.51%, 02/23/42(b)	1,000	1,047,466
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	815	790,077
5.95%, 10/15/45 (Call 04/15/45)(b)	185	164,937
6.19%, 11/01/25(b)	685	685,521
KazTransGas JSC, 4.38%, 09/26/27(b)	220	203,839
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	689	672,756
4.70%, 11/01/42 (Call 05/01/42)	562	465,612
5.00%, 08/15/42 (Call 02/15/42)	673	569,845
5.00%, 03/01/43 (Call 09/01/42)	975	823,624
5.40%, 09/01/44 (Call 03/01/44)	850	752,201
5.50%, 03/01/44 (Call 09/01/43)	703	632,141
5.63%, 09/01/41	449	413,603
5.80%, 03/15/35	740	732,922
6.38%, 03/01/41	705	704,370
6.50%, 02/01/37(a)	808	829,277
6.50%, 09/01/39	615	627,537
6.55%, 09/15/40	567	574,978
6.95%, 01/15/38	1,050	1,134,189
7.30%, 08/15/33	805	881,646
7.40%, 03/15/31(a)	334	361,641
7.50%, 11/15/40	546	606,403
7.75%, 03/15/32	372	414,275
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	880	783,353
2.00%, 02/15/31 (Call 11/15/30)	477	378,985
3.25%, 08/01/50 (Call 02/01/50)	800	502,053
3.60%, 02/15/51 (Call 08/15/50)(a)	891	598,996
4.30%, 06/01/25 (Call 03/01/25)	1,780	1,746,226
4.30%, 03/01/28 (Call 12/01/27)(a)	1,092	1,055,384
4.80%, 02/01/33 (Call 11/01/32)	455	429,178
5.05%, 02/15/46 (Call 08/15/45)	1,021	860,960
5.20%, 06/01/33 (Call 03/01/33)	830	801,439
5.20%, 03/01/48 (Call 09/01/47)	856	738,085
5.30%, 12/01/34 (Call 06/01/34)	652	625,536
5.45%, 08/01/52 (Call 02/01/52)	1,075	952,709
5.55%, 06/01/45 (Call 12/01/44)	1,998	1,812,127
7.75%, 01/15/32	1,381	1,561,542
7.80%, 08/01/31(a)	663	745,076
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	690	661,025
3.25%, 06/01/30 (Call 03/01/30)(a)	1,055	921,903
3.95%, 03/01/50 (Call 09/01/49)	945	665,491
4.20%, 12/01/42 (Call 06/01/42)	136	98,564
4.20%, 03/15/45 (Call 09/15/44)(a)	330	233,623
4.20%, 10/03/47 (Call 04/03/47)	632	457,655
4.25%, 09/15/46 (Call 03/15/46)	815	591,875
Security	Par (000)	Value

Pipelines (continued)
4.85%, 02/01/49 (Call 08/01/48)	$715	$576,445
5.00%, 03/01/26 (Call 12/01/25)	928	919,611
5.15%, 10/15/43 (Call 04/15/43)	456	376,078
6.40%, 05/01/37(a)	395	387,244
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	710	659,811
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,978	1,803,317
2.65%, 08/15/30 (Call 05/15/30)	1,855	1,552,920
4.00%, 02/15/25 (Call 11/15/24)	655	638,267
4.00%, 03/15/28 (Call 12/15/27)(a)	1,757	1,668,686
4.13%, 03/01/27 (Call 12/01/26)	1,392	1,348,649
4.25%, 12/01/27 (Call 09/01/27)	1,232	1,184,950
4.50%, 04/15/38 (Call 10/15/37)	2,062	1,774,096
4.70%, 04/15/48 (Call 10/15/47)	1,665	1,334,111
4.80%, 02/15/29 (Call 11/15/28)	1,116	1,086,182
4.88%, 12/01/24 (Call 09/01/24)	1,021	1,009,140
4.88%, 06/01/25 (Call 03/01/25)	1,180	1,166,244
4.90%, 04/15/58 (Call 10/15/57)	473	374,955
4.95%, 09/01/32 (Call 06/01/32)	1,050	1,006,465
4.95%, 03/14/52 (Call 09/14/51)	1,938	1,595,359
5.00%, 03/01/33 (Call 12/01/32)	835	803,364
5.20%, 03/01/47 (Call 09/01/46)	1,236	1,066,194
5.20%, 12/01/47 (Call 06/01/47)	736	627,563
5.50%, 02/15/49 (Call 08/15/48)	1,855	1,653,713
5.65%, 03/01/53 (Call 09/01/52)	320	291,947
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	300	247,968
4.88%, 08/15/27 (Call 02/15/27)(b)	1,121	1,072,317
7.77%, 12/15/37(b)	500	534,242
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	530	363,483
4.10%, 09/15/42 (Call 03/15/42)(b)	595	462,289
4.30%, 01/15/49 (Call 07/15/48)(a)(b)	795	643,616
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	595	571,712
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	515	477,683
2.75%, 09/01/24 (Call 08/01/24)(a)	703	677,555
3.10%, 03/15/30 (Call 12/15/29)	785	678,265
3.40%, 09/01/29 (Call 06/01/29)	591	522,676
4.00%, 07/13/27 (Call 04/13/27)	530	499,883
4.35%, 03/15/29 (Call 12/15/28)	864	807,357
4.45%, 09/01/49 (Call 03/01/49)	485	361,898
4.50%, 03/15/50 (Call 09/15/49)	585	436,913
4.55%, 07/15/28 (Call 04/15/28)	944	907,835
4.90%, 03/15/25 (Call 12/15/24)	802	791,110
4.95%, 07/13/47 (Call 01/06/47)	1,049	847,649
5.20%, 07/15/48 (Call 01/15/48)	1,084	903,610
5.85%, 01/15/26 (Call 12/15/25)	790	798,983
6.00%, 06/15/35(a)	605	586,965
6.10%, 11/15/32 (Call 08/15/32)	730	739,428
6.35%, 01/15/31 (Call 10/15/30)	386	397,504
7.15%, 01/15/51 (Call 07/15/50)	509	525,996
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	664	640,543
6.20%, 09/15/43 (Call 03/15/43)(a)	320	306,596
6.65%, 10/01/36(a)	504	511,599
6.85%, 10/15/37	650	667,333
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	346	352,882

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$1,187	$1,050,135
3.60%, 11/01/24 (Call 08/01/24)	925	897,326
3.80%, 09/15/30 (Call 06/15/30)	645	573,172
4.30%, 01/31/43 (Call 07/31/42)	434	317,383
4.50%, 12/15/26 (Call 09/15/26)	805	778,175
4.65%, 10/15/25 (Call 07/15/25)(a)	1,407	1,383,224
4.70%, 06/15/44 (Call 12/15/43)	630	485,353
4.90%, 02/15/45 (Call 08/15/44)	829	654,901
5.15%, 06/01/42 (Call 12/01/41)	1,042	855,034
6.65%, 01/15/37	765	767,692
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)(b)	1,030	981,172
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	572	528,316
4.83%, 05/01/48 (Call 11/01/47)(b)	574	496,265
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,766	1,682,372
4.50%, 05/15/30 (Call 11/15/29)	2,331	2,204,030
5.00%, 03/15/27 (Call 09/15/26)	1,503	1,485,273
5.63%, 03/01/25 (Call 12/01/24)	2,559	2,557,994
5.88%, 06/30/26 (Call 12/31/25)	1,923	1,950,681
5.90%, 09/15/37 (Call 03/15/37)(a)(b)	715	723,122
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	828	675,560
8.00%, 03/01/32(a)	397	455,768
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	895	846,198
3.50%, 03/15/25 (Call 12/15/24)	835	805,971
4.50%, 03/15/45 (Call 09/15/44)	954	773,299
5.95%, 09/25/43 (Call 03/25/43)	478	471,460
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	1,242	1,064,742
4.20%, 02/01/33 (Call 11/01/32)	865	763,451
4.88%, 02/01/31 (Call 02/01/26)	1,501	1,381,093
4.95%, 04/15/52 (Call 10/15/51)	1,140	905,693
5.00%, 01/15/28 (Call 07/03/23)	513	494,415
5.20%, 07/01/27 (Call 06/01/27)(a)	1,190	1,174,711
5.50%, 03/01/30 (Call 03/01/25)	944	906,957
6.13%, 03/15/33 (Call 12/15/32)	485	491,649
6.25%, 07/01/52 (Call 01/01/52)	753	710,914
6.50%, 07/15/27 (Call 07/03/23)	713	715,547
6.50%, 02/15/53 (Call 08/15/52)	695	679,816
6.88%, 01/15/29 (Call 01/15/24)	665	673,338
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	1,186	1,140,803
4.38%, 03/13/25 (Call 12/13/24)	803	784,887
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	846	726,991
7.00%, 03/15/27	230	242,887
7.00%, 10/15/28	798	853,647
7.63%, 04/01/37(a)	280	313,603
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(a)(b)	740	689,928
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	550	426,888
7.00%, 07/15/32	664	739,290
TMS Issuer Sarl, 5.78%, 08/23/32(a)(b)	1,060	1,100,153
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	380	356,766
2.50%, 10/12/31 (Call 07/12/31)(a)	1,755	1,415,432
4.10%, 04/15/30 (Call 01/15/30)	1,251	1,160,998
Security	Par (000)	Value

Pipelines (continued)
4.25%, 05/15/28 (Call 02/15/28)	$1,535	$1,472,688
4.63%, 03/01/34 (Call 12/01/33)	875	807,007
4.75%, 05/15/38 (Call 11/15/37)	440	394,015
4.88%, 01/15/26 (Call 10/15/25)	2,203	2,188,922
4.88%, 05/15/48 (Call 11/15/47)	1,127	987,940
5.00%, 10/16/43 (Call 04/16/43)	793	704,995
5.10%, 03/15/49 (Call 09/15/48)(a)	944	864,696
5.60%, 03/31/34(a)	530	530,377
5.85%, 03/15/36	1,044	1,045,658
6.10%, 06/01/40	945	956,552
6.20%, 03/09/26 (Call 03/09/24)(a)	200	200,296
6.20%, 10/15/37	1,670	1,728,835
7.25%, 08/15/38	975	1,089,844
7.63%, 01/15/39	1,260	1,439,706
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3-mo. LIBOR US + 3.208%)(d)	1,407	1,210,020
5.50%, 09/15/79 (Call 09/15/29), (1-day SOFR + 4.416%)(d)	1,059	892,901
5.60%, 03/07/82 (Call 12/07/31), (5-year CMT + 3.986%)(d)	720	603,757
5.63%, 05/20/75 (Call 05/20/25), (3-mo. LIBOR US + 3.528%)(a)(d)	410	387,791
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3-mo. LIBOR US + 4.640%)(a)(d)	586	548,379
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	801	713,723
3.95%, 05/15/50 (Call 11/15/49)(a)	455	349,942
4.00%, 03/15/28 (Call 12/15/27)	788	748,434
4.45%, 08/01/42 (Call 02/01/42)	476	405,395
4.60%, 03/15/48 (Call 09/15/47)	826	692,735
5.40%, 08/15/41 (Call 02/15/41)	630	602,695
7.85%, 02/01/26 (Call 11/01/25)	1,105	1,170,601
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	190	184,062
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	884	863,467
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	225	216,386
4.30%, 02/01/30 (Call 11/01/29)	715	635,689
4.50%, 03/01/28 (Call 12/01/27)	150	141,001
4.65%, 07/01/26 (Call 04/01/26)	60	57,872
4.75%, 08/15/28 (Call 05/15/28)	725	684,611
5.30%, 03/01/48 (Call 09/01/47)	1,085	879,488
5.45%, 04/01/44 (Call 10/01/43)(a)	330	274,821
5.50%, 08/15/48 (Call 02/15/48)	530	432,818
5.50%, 02/01/50 (Call 08/01/49)	1,295	1,033,099
6.15%, 04/01/33 (Call 01/01/33)	305	304,128
Williams Companies Inc., 5.65%, 03/15/33 (Call 12/15/32)	500	505,510
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	1,495	1,236,517
3.50%, 11/15/30 (Call 08/15/30)(a)	872	781,639
3.50%, 10/15/51 (Call 04/15/51)	855	582,790
3.75%, 06/15/27 (Call 03/15/27)	1,672	1,592,624
3.90%, 01/15/25 (Call 10/15/24)	1,136	1,108,270
4.00%, 09/15/25 (Call 06/15/25)	1,007	978,902
4.55%, 06/24/24 (Call 03/24/24)	667	658,849
4.65%, 08/15/32 (Call 05/15/32)(a)	1,115	1,054,843
4.85%, 03/01/48 (Call 09/01/47)	941	802,006
4.90%, 01/15/45 (Call 07/15/44)	682	585,534

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.10%, 09/15/45 (Call 03/15/45)(a)	$1,214	$1,074,232
5.30%, 08/15/52 (Call 02/15/52)(a)	630	568,545
5.40%, 03/02/26(a)	165	166,345
5.40%, 03/04/44 (Call 09/04/43)	731	669,000
5.75%, 06/24/44 (Call 12/24/43)	815	780,221
5.80%, 11/15/43 (Call 05/15/43)(a)	535	512,077
6.30%, 04/15/40	1,372	1,420,411
7.75%, 06/15/31	497	550,048
8.75%, 03/15/32(a)	613	729,667
Series A, 7.50%, 01/15/31	427	470,423
		284,569,819
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	859	712,760
4.40%, 05/27/26 (Call 02/27/26)(b)	750	719,079
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	930	895,612
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	620	541,980
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	415	367,361
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	1,023	910,137
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	753	664,951
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	858	744,904
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,238	1,136,265
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	823	561,338
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	1,155	766,668
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	130	82,435
		8,103,490
Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	914	891,774
7.38%, 03/01/33(a)	200	215,582
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	922	746,457
4.88%, 03/01/26 (Call 12/01/25)	986	968,231
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	280	236,883
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	547	400,501
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	1,139	1,063,272
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	375	311,625
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	945	746,842
3.88%, 03/20/27 (Call 12/20/26)(b)	1,620	1,511,934
4.13%, 02/01/29 (Call 11/01/28)(b)	1,325	1,218,958
		8,312,059
Real Estate Investment Trusts — 3.3%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	775	652,192
2.60%, 06/15/33 (Call 03/15/33)(a)	525	406,051
2.90%, 10/01/30 (Call 07/01/30)	170	142,171
4.80%, 10/01/32 (Call 07/01/32)(a)	750	700,444
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	906	664,832
2.00%, 05/18/32 (Call 02/18/32)	810	614,688
2.75%, 12/15/29 (Call 09/15/29)	400	341,705
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 03/15/34 (Call 12/15/33)	$550	$437,232
3.00%, 05/18/51 (Call 11/18/50)	852	511,327
3.38%, 08/15/31 (Call 05/15/31)	1,037	895,761
3.45%, 04/30/25 (Call 02/28/25)	566	544,903
3.55%, 03/15/52 (Call 09/15/51)	1,345	905,439
3.80%, 04/15/26 (Call 02/15/26)	486	467,083
3.95%, 01/15/27 (Call 10/15/26)	370	354,682
3.95%, 01/15/28 (Call 10/15/27)	300	282,331
4.00%, 02/01/50 (Call 08/01/49)	783	574,789
4.30%, 01/15/26 (Call 10/15/25)	470	457,282
4.50%, 07/30/29 (Call 04/30/29)(a)	297	281,702
4.70%, 07/01/30 (Call 04/01/30)	561	535,389
4.75%, 04/15/35 (Call 01/15/35)(a)	390	364,226
4.85%, 04/15/49 (Call 10/15/48)	274	226,698
4.90%, 12/15/30 (Call 09/15/30)(a)	702	679,123
5.15%, 04/15/53 (Call 10/15/52)(a)	715	630,330
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	909	710,746
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	371	294,421
3.38%, 07/15/51 (Call 01/15/51)(a)	575	368,193
3.63%, 04/15/32 (Call 01/15/32)	500	432,228
4.25%, 02/15/28 (Call 11/15/27)(a)	965	905,094
4.30%, 04/15/52 (Call 10/15/51)(a)	130	98,169
4.90%, 02/15/29 (Call 11/15/28)	612	588,304
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	764	697,386
1.45%, 09/15/26 (Call 08/15/26)	750	663,927
1.50%, 01/31/28 (Call 11/30/27)(a)	892	756,027
1.60%, 04/15/26 (Call 03/15/26)(a)	937	846,345
1.88%, 10/15/30 (Call 07/15/30)	1,069	847,421
2.10%, 06/15/30 (Call 03/15/30)	878	714,039
2.30%, 09/15/31 (Call 06/15/31)	1,236	986,932
2.40%, 03/15/25 (Call 02/15/25)	886	840,144
2.70%, 04/15/31 (Call 01/15/31)(a)	1,177	979,710
2.75%, 01/15/27 (Call 11/15/26)	942	866,209
2.90%, 01/15/30 (Call 10/15/29)(a)	842	732,123
2.95%, 01/15/25 (Call 12/15/24)	691	663,728
2.95%, 01/15/51 (Call 07/15/50)(a)	1,091	673,547
3.10%, 06/15/50 (Call 12/15/49)	1,625	1,040,513
3.13%, 01/15/27 (Call 10/15/26)	623	578,315
3.38%, 10/15/26 (Call 07/15/26)	1,073	1,011,461
3.55%, 07/15/27 (Call 04/15/27)(a)	952	890,338
3.60%, 01/15/28 (Call 10/15/27)	921	858,714
3.65%, 03/15/27 (Call 02/15/27)	740	699,330
3.70%, 10/15/49 (Call 04/15/49)	798	562,958
3.80%, 08/15/29 (Call 05/15/29)	1,666	1,537,166
3.95%, 03/15/29 (Call 12/15/28)	783	729,831
4.00%, 06/01/25 (Call 03/01/25)	1,300	1,264,222
4.05%, 03/15/32 (Call 12/15/31)(a)	445	405,621
4.40%, 02/15/26 (Call 11/15/25)(a)	592	578,518
5.25%, 07/15/28 (Call 06/15/28)	605	604,257
5.50%, 03/15/28 (Call 02/15/28)(a)	915	924,542
5.55%, 07/15/33 (Call 04/15/33)	440	442,880
5.65%, 03/15/33 (Call 12/15/32)	810	823,037
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	345	295,025
2.05%, 01/15/32 (Call 10/15/31)(a)	920	742,219
2.30%, 03/01/30 (Call 12/01/29)	865	731,751
2.45%, 01/15/31 (Call 10/17/30)	435	366,151

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 10/15/26 (Call 07/15/26)(a)	$640	$595,256
2.95%, 05/11/26 (Call 02/11/26)(a)	838	790,323
3.20%, 01/15/28 (Call 10/15/27)	821	760,403
3.30%, 06/01/29 (Call 03/01/29)	568	516,168
3.35%, 05/15/27 (Call 02/15/27)	302	284,533
3.45%, 06/01/25 (Call 03/03/25)	602	581,630
3.50%, 11/15/24 (Call 08/15/24)	429	417,274
3.50%, 11/15/25 (Call 08/15/25)	990	951,169
3.90%, 10/15/46 (Call 04/15/46)	372	288,153
4.15%, 07/01/47 (Call 01/01/47)	309	250,871
4.35%, 04/15/48 (Call 10/18/47)(a)	267	222,741
5.00%, 02/15/33 (Call 11/15/32)(a)	210	210,498
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	862	605,830
2.55%, 04/01/32 (Call 01/01/32)(a)	1,371	1,009,222
2.75%, 10/01/26 (Call 07/01/26)	986	866,085
2.90%, 03/15/30 (Call 12/15/29)	960	763,075
3.20%, 01/15/25 (Call 10/15/24)(a)	390	369,105
3.25%, 01/30/31 (Call 10/30/30)	1,157	925,932
3.40%, 06/21/29 (Call 03/21/29)	660	546,852
3.65%, 02/01/26 (Call 11/03/25)	1,971	1,825,037
4.50%, 12/01/28 (Call 09/01/28)	914	817,594
6.50%, 01/15/34 (Call 10/15/33)	25	24,364
6.75%, 12/01/27 (Call 11/01/27)(a)	640	640,630
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	615	453,720
4.10%, 10/01/24 (Call 07/01/24)	578	540,331
4.55%, 10/01/29 (Call 07/01/29)	329	229,579
7.55%, 03/15/28 (Call 02/15/28)(a)	370	315,048
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	285	241,025
2.50%, 08/16/31 (Call 05/16/31)	295	229,648
3.85%, 02/01/25 (Call 11/01/24)(a)	494	474,670
3.90%, 03/15/27 (Call 12/15/26)	817	760,393
4.05%, 07/01/30 (Call 04/01/30)	1,293	1,165,907
4.13%, 06/15/26 (Call 03/15/26)	475	447,708
4.13%, 05/15/29 (Call 02/15/29)	595	539,152
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	785	569,295
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	1,357	1,174,955
3.15%, 07/01/29 (Call 04/01/29)(a)	544	484,578
3.35%, 11/01/49 (Call 05/01/49)(a)	422	302,458
3.50%, 09/15/24 (Call 06/15/24)	350	341,116
4.10%, 10/15/28 (Call 07/15/28)(a)	450	431,293
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	360	275,980
2.25%, 03/15/26 (Call 02/15/26)(a)	475	420,276
2.75%, 04/15/31 (Call 01/15/31)	480	357,884
2.90%, 12/01/33 (Call 09/01/33)	680	471,992
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	1,815	1,255,172
3.25%, 01/15/51 (Call 07/15/50)(a)	1,142	761,914
4.75%, 05/15/47 (Call 11/15/46)	326	276,999
4.80%, 09/01/28	565	555,699
5.00%, 01/11/28 (Call 12/11/27)	645	639,763
5.10%, 05/01/33	580	571,067
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	1,529	1,345,817
1.35%, 07/15/25 (Call 06/15/25)(a)	554	509,765
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.10%, 04/01/31 (Call 01/01/31)	$1,237	$996,565
2.25%, 01/15/31 (Call 10/15/30)	1,126	923,361
2.50%, 07/15/31 (Call 04/15/31)(a)	620	512,391
2.90%, 03/15/27 (Call 02/15/27)	865	798,894
3.10%, 11/15/29 (Call 08/15/29)(a)	738	652,770
3.20%, 09/01/24 (Call 07/01/24)	797	773,810
3.30%, 07/01/30 (Call 04/01/30)	772	682,019
3.65%, 09/01/27 (Call 06/01/27)	1,446	1,360,201
3.70%, 06/15/26 (Call 03/15/26)	1,138	1,090,356
3.80%, 02/15/28 (Call 11/15/27)	1,420	1,335,018
4.00%, 03/01/27 (Call 12/01/26)	1,112	1,069,566
4.00%, 11/15/49 (Call 05/15/49)	477	360,127
4.15%, 07/01/50 (Call 01/01/50)	863	668,691
4.30%, 02/15/29 (Call 11/15/28)	952	908,832
4.45%, 02/15/26 (Call 11/15/25)	1,107	1,087,383
5.20%, 02/15/49 (Call 08/15/48)(a)	348	316,805
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	420	329,062
2.25%, 12/15/28 (Call 10/15/28)	657	560,934
2.50%, 02/15/32 (Call 11/15/31)(a)	620	494,181
3.00%, 02/15/30 (Call 11/15/29)	531	457,363
3.13%, 09/01/26 (Call 06/01/26)	482	449,004
4.00%, 11/15/25 (Call 08/15/25)	541	519,595
4.38%, 02/15/29 (Call 11/15/28)	495	470,206
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	1,021	888,810
3.70%, 08/15/27 (Call 05/15/27)	1,502	1,371,929
4.45%, 07/15/28 (Call 04/15/28)(a)	1,105	1,027,977
5.55%, 01/15/28 (Call 12/15/27)(a)	1,070	1,052,710
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	110	84,067
3.75%, 08/15/29 (Call 05/15/29)	400	317,216
4.50%, 04/01/25 (Call 01/01/25)	200	192,507
4.50%, 06/01/27 (Call 03/01/27)	300	264,868
4.75%, 12/15/26 (Call 09/15/26)	300	270,822
4.95%, 04/15/28 (Call 01/15/28)	300	259,844
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,279	1,154,698
1.25%, 07/15/25 (Call 06/15/25)	637	582,440
1.45%, 05/15/26 (Call 04/15/26)	475	425,344
1.55%, 03/15/28 (Call 01/15/28)	801	674,833
1.80%, 07/15/27 (Call 05/15/27)	955	828,642
2.00%, 05/15/28 (Call 03/15/28)	985	836,276
2.15%, 07/15/30 (Call 04/15/30)(a)	1,075	871,510
2.50%, 05/15/31 (Call 02/15/31)	1,686	1,375,218
2.63%, 11/18/24 (Call 10/18/24)	889	851,392
2.90%, 11/18/26 (Call 09/18/26)	1,162	1,071,644
2.95%, 09/15/51 (Call 03/15/51)	1,024	637,740
3.00%, 07/15/50 (Call 01/15/50)(a)	606	384,274
3.20%, 11/18/29 (Call 08/18/29)	1,644	1,444,701
3.40%, 02/15/52 (Call 08/15/51)(a)	552	379,826
3.90%, 04/15/32 (Call 01/15/32)	875	785,657
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	735	580,229
2.50%, 02/15/30 (Call 11/15/29)	640	547,213
2.85%, 11/01/26 (Call 08/01/26)	590	547,494
3.00%, 07/01/29 (Call 04/01/29)(a)	715	637,929
3.25%, 08/01/27 (Call 05/01/27)	260	241,308
3.38%, 06/01/25 (Call 03/01/25)	420	405,418
3.50%, 03/01/28 (Call 12/01/27)(a)	607	565,178

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 08/01/47 (Call 02/01/47)	$120	$92,475
4.15%, 12/01/28 (Call 09/01/28)(a)	678	652,790
4.50%, 07/01/44 (Call 01/01/44)	719	624,692
4.50%, 06/01/45 (Call 12/01/44)	680	569,374
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	890	681,129
1.70%, 03/01/28 (Call 01/01/28)	220	187,335
2.55%, 06/15/31 (Call 03/15/31)	155	126,466
2.65%, 03/15/32 (Call 12/15/31)(a)	563	453,420
2.65%, 09/01/50 (Call 03/01/50)	420	237,145
3.00%, 01/15/30 (Call 10/15/29)	577	495,527
3.38%, 04/15/26 (Call 01/15/26)	723	687,707
3.50%, 04/01/25 (Call 01/01/25)	1,115	1,070,113
3.63%, 05/01/27 (Call 02/01/27)	426	398,951
4.00%, 03/01/29 (Call 12/01/28)	751	703,045
4.50%, 03/15/48 (Call 09/15/47)	350	280,474
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53	120	119,917
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	720	564,903
2.55%, 06/01/31 (Call 03/01/31)	670	543,438
3.90%, 04/01/29 (Call 02/01/29)	145	133,599
5.70%, 04/01/28 (Call 03/01/28)	190	192,571
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	547	491,833
3.20%, 06/15/29 (Call 03/15/29)(a)	310	271,909
3.25%, 07/15/27 (Call 04/15/27)	470	430,220
3.50%, 06/01/30 (Call 03/01/30)	609	532,755
3.63%, 08/01/46 (Call 02/01/46)	384	253,500
4.50%, 12/01/44 (Call 06/01/44)	588	462,700
Federal Realty OP LP, 5.38%, 05/01/28	400	392,200
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	985	798,485
3.35%, 09/01/24 (Call 08/01/24)	440	425,639
4.00%, 01/15/30 (Call 10/15/29)	1,007	876,327
4.00%, 01/15/31 (Call 10/15/30)	713	613,200
5.25%, 06/01/25 (Call 03/01/25)	1,011	989,086
5.30%, 01/15/29 (Call 10/15/28)	735	702,707
5.38%, 04/15/26 (Call 01/15/26)	1,619	1,572,565
5.75%, 06/01/28 (Call 03/03/28)	810	782,083
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	415	351,097
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	855	786,493
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	647	495,801
2.05%, 03/15/31 (Call 12/15/30)	493	371,594
2.40%, 03/15/30 (Call 12/15/29)	335	267,199
3.50%, 08/01/26 (Call 05/01/26)	667	617,204
3.63%, 01/15/28 (Call 10/15/27)	516	460,863
3.75%, 07/01/27 (Call 04/01/27)	806	748,792
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	709	605,963
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	613	534,585
2.13%, 12/01/28 (Call 10/01/28)	747	632,516
2.88%, 01/15/31 (Call 10/15/30)	493	418,499
3.00%, 01/15/30 (Call 10/15/29)(a)	521	454,591
3.25%, 07/15/26 (Call 05/15/26)	1,115	1,046,658
3.40%, 02/01/25 (Call 11/01/24)(a)	303	292,899
3.50%, 07/15/29 (Call 04/15/29)	545	495,211
4.00%, 06/01/25 (Call 03/01/25)	582	566,788
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/41 (Call 08/01/40)	$597	$617,802
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	915	895,127
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	635	455,597
3.05%, 02/15/30 (Call 11/15/29)	323	249,762
3.88%, 03/01/27 (Call 12/01/26)(a)	145	130,966
4.13%, 03/15/28 (Call 12/15/27)	447	386,790
4.20%, 04/15/29 (Call 01/15/29)	729	614,695
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	705	681,109
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	600	584,450
Series H, 3.38%, 12/15/29 (Call 09/15/29)	551	467,866
Series I, 3.50%, 09/15/30 (Call 06/15/30)	536	453,563
Series J, 2.90%, 12/15/31 (Call 09/15/31)	765	599,811
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	569	364,701
3.95%, 11/01/27 (Call 08/01/27)	465	340,827
4.65%, 04/01/29 (Call 01/01/29)(a)	649	462,545
5.95%, 02/15/28 (Call 01/15/28)(a)	200	158,133
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	906	690,399
2.30%, 11/15/28 (Call 09/15/28)	550	462,685
2.70%, 01/15/34 (Call 10/15/33)	500	378,167
4.15%, 04/15/32 (Call 01/15/32)(a)	655	587,896
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	418	279,350
2.65%, 11/15/33 (Call 08/15/33)(a)	575	380,682
3.05%, 02/15/30 (Call 11/15/29)(a)	657	502,392
3.45%, 12/15/24 (Call 09/15/24)(a)	455	434,051
4.25%, 08/15/29 (Call 05/15/29)	580	492,356
4.38%, 10/01/25 (Call 07/01/25)	490	452,388
4.75%, 12/15/28 (Call 09/15/28)(a)	450	395,140
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	428	364,679
2.25%, 12/01/31 (Call 09/01/31)	385	297,712
2.70%, 10/01/30 (Call 07/01/30)	1,023	845,933
2.80%, 10/01/26 (Call 07/01/26)	594	545,692
3.20%, 04/01/32 (Call 01/01/32)	270	224,692
3.25%, 08/15/26 (Call 05/15/26)	925	865,480
3.30%, 02/01/25 (Call 12/01/24)	739	710,156
3.70%, 10/01/49 (Call 04/01/49)(a)	356	247,651
3.80%, 04/01/27 (Call 01/01/27)	605	571,009
4.13%, 12/01/46 (Call 06/01/46)	463	339,266
4.25%, 04/01/45 (Call 10/01/44)	274	206,773
4.45%, 09/01/47 (Call 03/01/47)	355	276,326
4.60%, 02/01/33 (Call 11/01/32)	875	809,879
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	642	582,416
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	490	463,921
4.75%, 09/15/30 (Call 06/15/30)	510	458,460
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	574	462,658
2.40%, 10/15/31 (Call 07/15/31)	810	645,527
3.88%, 12/15/27 (Call 09/15/27)	653	613,240
4.00%, 06/15/29 (Call 03/15/29)	662	611,269
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	974	925,868
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	448	340,240
2.70%, 09/15/30 (Call 06/15/30)	770	617,419

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	$893	$784,687
1.70%, 02/15/31 (Call 11/15/30)(a)	572	453,498
2.75%, 03/15/30 (Call 12/15/29)(a)	555	482,145
2.88%, 09/15/51 (Call 03/15/51)	434	276,148
3.60%, 06/01/27 (Call 03/01/27)(a)	360	343,344
3.95%, 03/15/29 (Call 12/15/28)(a)	466	445,523
4.00%, 11/15/25 (Call 08/15/25)	250	244,393
4.20%, 06/15/28 (Call 03/15/28)	635	614,165
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	579	423,263
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	674	560,959
3.00%, 04/15/52 (Call 10/15/51)	140	84,377
3.10%, 04/15/50 (Call 10/15/49)	278	169,940
3.50%, 10/15/27 (Call 07/15/27)	365	338,663
3.50%, 04/15/51 (Call 10/15/50)	440	293,349
3.60%, 12/15/26 (Call 09/15/26)	516	485,665
4.00%, 11/15/25 (Call 08/15/25)	442	425,179
4.30%, 10/15/28 (Call 07/15/28)	597	559,444
4.80%, 10/15/48 (Call 04/15/48)	732	604,774
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	705	521,287
3.38%, 02/01/31 (Call 11/01/30)(a)	948	748,063
3.63%, 10/01/29 (Call 07/01/29)(a)	868	710,131
4.50%, 01/15/25 (Call 10/15/24)	592	568,777
4.50%, 04/01/27 (Call 01/01/27)	320	297,569
4.75%, 01/15/28 (Call 10/15/27)	855	783,830
5.25%, 01/15/26 (Call 10/15/25)	1,000	971,989
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)(a)	640	482,053
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	716	560,225
3.95%, 01/15/28 (Call 10/15/27)	392	361,118
4.30%, 03/15/27 (Call 12/15/26)	748	708,159
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	407	277,839
3.15%, 08/15/30 (Call 05/15/30)(a)	321	236,717
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	523	407,206
1.63%, 03/15/31 (Call 12/15/30)(a)	407	327,467
1.75%, 07/01/30 (Call 04/01/30)	1,125	908,954
1.75%, 02/01/31 (Call 11/01/30)	320	254,894
2.13%, 04/15/27 (Call 02/15/27)	571	519,510
2.13%, 10/15/50 (Call 04/15/50)	476	265,764
2.25%, 04/15/30 (Call 01/15/30)	1,016	863,759
2.25%, 01/15/32 (Call 10/15/31)(a)	625	507,876
2.88%, 11/15/29 (Call 08/15/29)	663	586,441
3.00%, 04/15/50 (Call 10/15/49)	536	359,144
3.05%, 03/01/50 (Call 09/01/49)(a)	537	366,978
3.25%, 06/30/26 (Call 03/30/26)(a)	850	815,198
3.25%, 10/01/26 (Call 07/01/26)	563	539,128
3.38%, 12/15/27 (Call 09/15/27)	674	638,143
3.88%, 09/15/28 (Call 06/15/28)	521	498,436
4.00%, 09/15/28 (Call 06/15/28)	544	526,773
4.38%, 02/01/29 (Call 11/01/28)	399	386,805
4.38%, 09/15/48 (Call 03/15/48)	395	336,439
4.63%, 01/15/33 (Call 10/15/32)(a)	450	440,036
4.75%, 06/15/33 (Call 03/15/33)	1,170	1,144,155
5.25%, 06/15/53 (Call 12/15/52)	520	507,379
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(a)	$1,311	$1,175,600
1.50%, 11/09/26 (Call 10/09/26)	1,197	1,077,875
1.85%, 05/01/28 (Call 03/01/28)	792	691,097
1.95%, 11/09/28 (Call 09/09/28)(a)	675	585,915
2.25%, 11/09/31 (Call 08/09/31)(a)	425	349,675
2.30%, 05/01/31 (Call 02/01/31)	735	615,281
3.09%, 09/15/27 (Call 06/15/27)	731	688,111
3.39%, 05/01/29 (Call 02/01/29)	705	655,236
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	602	492,114
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	475	418,919
1.80%, 03/15/33 (Call 12/15/32)(a)	495	362,006
2.20%, 06/15/28 (Call 04/15/28)	707	618,101
2.85%, 12/15/32 (Call 09/15/32)	767	628,711
3.00%, 01/15/27 (Call 10/15/26)	972	903,834
3.10%, 12/15/29 (Call 09/15/29)	720	640,153
3.25%, 06/15/29 (Call 03/15/29)(a)	516	466,651
3.25%, 01/15/31 (Call 10/15/30)	1,105	966,867
3.40%, 01/15/28 (Call 11/15/27)	723	673,108
3.65%, 01/15/28 (Call 10/15/27)	667	627,467
3.88%, 07/15/24 (Call 04/15/24)	388	380,127
3.88%, 04/15/25 (Call 02/15/25)	648	630,768
3.95%, 08/15/27 (Call 05/15/27)	1,058	1,014,092
4.13%, 10/15/26 (Call 07/15/26)	634	618,209
4.63%, 11/01/25 (Call 09/01/25)(a)	923	912,736
4.65%, 03/15/47 (Call 09/15/46)(a)	441	386,630
4.70%, 12/15/28 (Call 11/15/28)	575	561,192
4.85%, 03/15/30 (Call 01/15/30)	790	772,826
4.88%, 06/01/26 (Call 03/01/26)	720	714,745
4.90%, 07/15/33 (Call 04/15/33)	840	807,359
5.05%, 01/13/26 (Call 01/13/24)	90	89,387
5.63%, 10/13/32 (Call 07/13/32)	535	544,531
5.88%, 03/15/35(a)	200	199,860
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	731	635,715
3.60%, 02/01/27 (Call 11/01/26)	513	487,061
3.70%, 06/15/30 (Call 03/15/30)(a)	463	416,586
3.90%, 11/01/25 (Call 08/01/25)	720	687,387
4.13%, 03/15/28 (Call 12/15/27)	577	543,086
4.40%, 02/01/47 (Call 08/01/46)	478	383,213
4.65%, 03/15/49 (Call 09/15/48)	190	158,201
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24 (Call 09/15/24)	155	149,000
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	734	585,176
2.15%, 09/01/31 (Call 06/01/31)	615	482,287
5.00%, 06/15/28 (Call 05/15/28)(a)	420	411,933
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	710	524,828
3.90%, 10/15/29 (Call 07/15/29)(a)	682	562,070
5.13%, 08/15/26 (Call 05/15/26)	981	928,809
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)(a)	510	397,873
2.85%, 01/15/32 (Call 08/15/31)	360	278,086
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	1,191	1,127,828
3.50%, 02/12/25 (Call 11/12/24)(b)	944	911,291
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	1,236	1,181,674
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	875	827,572

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	$1,635	$1,541,363
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(b)(d)	1,311	1,182,568
5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(b)(d)	399	337,043
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	780	692,795
1.75%, 02/01/28 (Call 11/01/27)(a)	745	640,561
2.20%, 02/01/31 (Call 11/01/30)(a)	750	607,264
2.25%, 01/15/32 (Call 10/15/31)(a)	1,000	782,935
2.45%, 09/13/29 (Call 06/13/29)	1,334	1,136,193
2.65%, 07/15/30 (Call 04/15/30)(a)	1,154	982,441
2.65%, 02/01/32 (Call 12/01/31)(a)	776	630,183
3.25%, 11/30/26 (Call 08/30/26)(a)	749	705,556
3.25%, 09/13/49 (Call 03/13/49)(a)	1,137	750,041
3.30%, 01/15/26 (Call 10/15/25)	1,165	1,115,142
3.38%, 10/01/24 (Call 07/01/24)(a)	934	907,490
3.38%, 06/15/27 (Call 03/15/27)	909	854,466
3.38%, 12/01/27 (Call 09/01/27)(a)	1,712	1,592,299
3.50%, 09/01/25 (Call 06/01/25)	1,392	1,343,125
3.80%, 07/15/50 (Call 01/15/50)	1,057	778,418
4.25%, 10/01/44 (Call 04/01/44)	366	291,830
4.25%, 11/30/46 (Call 05/30/46)	400	313,848
4.75%, 03/15/42 (Call 09/15/41)	423	365,999
5.50%, 03/08/33 (Call 12/08/32)(a)	700	697,505
5.85%, 03/08/53 (Call 09/03/52)	635	628,783
6.75%, 02/01/40 (Call 11/01/39)	1,059	1,152,206
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	828	780,023
4.25%, 02/01/26 (Call 11/01/25)	318	300,460
4.70%, 06/01/27 (Call 03/01/27)	807	743,164
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)(a)	385	323,656
2.70%, 02/15/32 (Call 11/15/31)	421	323,966
3.20%, 01/15/27 (Call 11/15/26)(a)	655	595,401
3.20%, 02/15/31 (Call 11/15/30)	595	488,362
3.40%, 01/15/30 (Call 10/15/29)	531	450,586
4.00%, 07/15/29 (Call 04/15/29)	851	759,682
4.45%, 09/15/26 (Call 06/15/26)	572	546,569
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	465	319,649
2.75%, 11/18/30 (Call 08/18/30)	615	445,681
4.50%, 03/15/28 (Call 12/15/27)	465	401,226
4.63%, 03/15/29 (Call 12/15/28)	556	479,126
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	350	296,420
2.70%, 07/15/31 (Call 04/15/31)	808	637,511
4.20%, 04/15/32 (Call 01/15/32)(a)	605	528,002
5.70%, 01/15/33 (Call 10/15/32)	800	777,990
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	620	445,531
3.13%, 09/01/26 (Call 06/01/26)	581	515,795
3.88%, 07/15/27 (Call 04/15/27)	415	375,520
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(a)(b)	430	362,348
5.25%, 12/15/24 (Call 09/15/24)(b)	100	97,244
6.39%, 01/15/50 (Call 07/28/49)(b)	600	442,530
6.95%, 01/30/44 (Call 07/30/43)(b)	605	503,177
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	$548	$403,614
2.10%, 08/01/32 (Call 05/01/32)(a)	425	325,294
2.10%, 06/15/33 (Call 03/15/33)(a)	330	244,555
2.95%, 09/01/26 (Call 06/01/26)	452	417,683
3.00%, 08/15/31 (Call 05/15/31)(a)	793	671,791
3.10%, 11/01/34 (Call 08/01/34)	433	349,112
3.20%, 01/15/30 (Call 10/15/29)	482	424,730
3.50%, 07/01/27 (Call 04/01/27)	255	239,643
3.50%, 01/15/28 (Call 10/15/27)	643	592,768
4.40%, 01/26/29 (Call 10/26/28)(a)	363	345,562
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	485	384,138
2.65%, 01/15/25 (Call 12/15/24)	655	617,303
3.00%, 01/15/30 (Call 10/15/29)	599	515,418
3.25%, 10/15/26 (Call 07/15/26)	526	487,117
3.50%, 02/01/25 (Call 11/01/24)	733	703,169
3.85%, 04/01/27 (Call 01/01/27)	620	585,695
4.00%, 03/01/28 (Call 12/01/27)	545	508,538
4.13%, 01/15/26 (Call 10/15/25)	1,018	977,283
4.38%, 02/01/45 (Call 08/01/44)	295	232,264
4.40%, 01/15/29 (Call 10/15/28)	843	794,716
4.75%, 11/15/30 (Call 08/15/30)(a)	616	584,620
4.88%, 04/15/49 (Call 10/15/48)	351	293,953
5.70%, 09/30/43 (Call 03/30/43)(a)	386	363,017
VICI Properties LP
4.38%, 05/15/25(a)	160	154,427
4.75%, 02/15/28 (Call 01/15/28)	1,515	1,441,825
4.95%, 02/15/30 (Call 12/15/29)(a)	1,075	1,000,063
5.13%, 05/15/32 (Call 02/15/32)	1,890	1,764,584
5.63%, 05/15/52 (Call 11/15/51)(a)	925	815,374
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(a)(b)	640	610,169
3.75%, 02/15/27 (Call 02/15/24)(b)	1,110	1,027,907
3.88%, 02/15/29 (Call 11/15/28)(b)	1,057	933,990
4.13%, 08/15/30 (Call 02/15/25)(b)	1,240	1,086,854
4.25%, 12/01/26 (Call 12/01/23)(b)	1,775	1,665,057
4.50%, 09/01/26 (Call 06/01/26)(b)	635	601,847
4.50%, 01/15/28 (Call 10/15/27)(b)	460	427,418
4.63%, 06/15/25 (Call 03/15/25)(b)	575	554,929
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	1,305	1,189,392
5.75%, 02/01/27 (Call 11/01/26)(b)	685	675,828
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	358	293,915
3.40%, 06/01/31 (Call 03/01/31)(a)	380	263,035
3.50%, 01/15/25 (Call 11/15/24)	765	708,193
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	980	846,984
3.50%, 06/15/29 (Call 03/15/29)(b)	515	424,151
4.13%, 09/20/28 (Call 06/20/28)(b)	561	490,467
4.63%, 09/20/48 (Call 03/20/48)(b)	682	474,350
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	1,054	995,312
4.75%, 09/17/44 (Call 03/17/44)(b)	540	384,150
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)(a)	615	497,406
3.85%, 06/15/32 (Call 03/15/32)	520	457,136
4.00%, 06/01/25 (Call 03/01/25)	1,058	1,025,992
5.13%, 03/15/43 (Call 09/15/42)(a)	485	416,783
6.50%, 03/15/41 (Call 09/15/40)	515	524,042

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	$660	$552,972
2.70%, 02/15/27 (Call 12/15/26)	688	627,509
2.75%, 01/15/31 (Call 10/15/30)	808	666,249
2.80%, 06/01/31 (Call 03/01/31)	780	644,830
3.10%, 01/15/30 (Call 10/15/29)	419	362,871
4.13%, 03/15/29 (Call 12/15/28)	854	794,068
4.25%, 04/01/26 (Call 01/01/26)	975	950,581
4.25%, 04/15/28 (Call 01/15/28)	707	671,449
4.95%, 09/01/48 (Call 03/01/48)	355	314,935
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	360	310,900
4.00%, 11/15/29 (Call 08/15/29)	947	881,297
4.00%, 04/15/30 (Call 01/15/30)(a)	957	884,107
4.00%, 03/09/52 (Call 09/09/51)	755	590,014
4.75%, 05/15/26	740	735,045
6.88%, 12/15/33(a)	650	709,669
6.95%, 10/01/27(a)	215	229,897
7.38%, 03/15/32	919	1,030,311
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	779	582,282
2.40%, 02/01/31 (Call 11/01/30)(a)	379	303,422
2.45%, 02/01/32 (Call 11/01/31)	305	238,485
3.85%, 07/15/29 (Call 04/15/29)	705	639,463
4.00%, 02/01/25 (Call 11/01/24)	630	612,509
4.25%, 10/01/26 (Call 07/01/26)(a)	431	415,524
		297,805,510
Retail — 2.5%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	2,005	1,805,273
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	1,615	1,380,315
1.80%, 02/10/31 (Call 11/10/30)(a)(b)	2,175	1,723,075
2.50%, 02/10/41 (Call 09/10/40)(a)(b)	1,087	724,431
2.80%, 02/10/51 (Call 08/10/50)(a)(b)	1,526	957,122
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	665	575,074
3.50%, 03/15/32 (Call 12/15/31)(a)	699	593,011
3.90%, 04/15/30 (Call 01/15/30)(a)	878	791,123
5.90%, 03/09/26(a)	145	146,937
5.95%, 03/09/28 (Call 02/09/28)	565	574,539
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	1,124	968,260
3.44%, 05/13/41 (Call 11/13/40)(b)	1,095	786,136
3.55%, 07/26/27 (Call 04/26/27)(b)	1,123	1,049,684
3.63%, 05/13/51 (Call 11/13/50)(b)	335	227,364
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	393	279,830
4.50%, 07/26/47 (Call 01/26/47)(b)	900	717,078
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	405	331,520
2.40%, 08/01/31 (Call 05/01/31)	629	478,359
3.50%, 11/15/24 (Call 09/15/24)	540	521,698
3.80%, 11/15/27 (Call 08/15/27)	765	701,630
3.85%, 03/01/32 (Call 12/01/31)(a)	1,125	950,642
4.50%, 10/01/25 (Call 07/01/25)(a)	1,060	1,032,297
4.75%, 06/01/30 (Call 03/01/30)	510	474,433
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	716	564,719
3.13%, 04/21/26 (Call 01/21/26)(a)	790	751,093
3.25%, 04/15/25 (Call 01/15/25)	656	632,091
3.63%, 04/15/25 (Call 03/15/25)(a)	778	755,405
Security	Par (000)	Value

Retail (continued)
3.75%, 06/01/27 (Call 03/01/27)	$928	$892,146
3.75%, 04/18/29 (Call 01/18/29)	779	723,462
4.00%, 04/15/30 (Call 01/15/30)	605	564,158
4.50%, 02/01/28 (Call 01/01/28)	800	791,350
4.75%, 08/01/32 (Call 05/01/32)	930	905,431
4.75%, 02/01/33 (Call 11/01/32)(a)	725	703,608
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	1,192	957,872
4.45%, 10/01/28 (Call 07/01/28)(a)	1,177	1,151,001
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	550	414,361
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	265	205,183
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,605	1,434,768
1.60%, 04/20/30 (Call 01/20/30)	2,304	1,930,838
1.75%, 04/20/32 (Call 01/20/32)	1,174	951,588
3.00%, 05/18/27 (Call 02/18/27)	1,586	1,520,951
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	1,185	1,141,664
4.55%, 02/15/48 (Call 08/15/47)(a)	256	210,465
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	1,160	938,342
4.10%, 01/15/52 (Call 07/15/51)(a)	1,195	796,475
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,531	1,388,256
3.88%, 04/15/27 (Call 01/15/27)(a)	837	810,514
4.13%, 05/01/28 (Call 02/01/28)(a)	1,116	1,078,514
4.13%, 04/03/50 (Call 10/03/49)	905	717,040
4.15%, 11/01/25 (Call 08/01/25)	979	958,692
4.63%, 11/01/27 (Call 10/01/27)(a)	565	561,051
5.00%, 11/01/32 (Call 08/01/32)(a)	460	453,900
5.50%, 11/01/52 (Call 05/01/52)	375	365,751
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	1,410	1,165,016
3.38%, 12/01/51 (Call 06/01/51)	540	363,816
4.00%, 05/15/25 (Call 03/15/25)	1,484	1,450,456
4.20%, 05/15/28 (Call 02/15/28)	1,841	1,769,835
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)(b)	400	313,877
Genuine Parts Co.
1.75%, 02/01/25 (Call 06/12/23)	827	776,179
1.88%, 11/01/30 (Call 08/01/30)	753	581,465
2.75%, 02/01/32 (Call 11/01/31)	720	595,089
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	650	554,975
1.38%, 03/15/31 (Call 12/15/30)	1,805	1,428,912
1.50%, 09/15/28 (Call 07/15/28)	847	731,972
1.88%, 09/15/31 (Call 06/15/31)	1,295	1,057,098
2.13%, 09/15/26 (Call 06/15/26)	1,298	1,207,217
2.38%, 03/15/51 (Call 09/15/50)	1,480	904,620
2.50%, 04/15/27 (Call 02/15/27)	815	763,342
2.70%, 04/15/25 (Call 03/15/25)	485	468,342
2.70%, 04/15/30 (Call 01/15/30)	1,973	1,764,196
2.75%, 09/15/51 (Call 03/15/51)	1,070	703,974
2.80%, 09/14/27 (Call 06/14/27)	1,305	1,225,622
2.88%, 04/15/27 (Call 03/15/27)	992	940,586
2.95%, 06/15/29 (Call 03/15/29)(a)	2,427	2,232,098
3.00%, 04/01/26 (Call 01/01/26)	1,639	1,582,044
3.13%, 12/15/49 (Call 06/15/49)	1,498	1,071,157
3.25%, 04/15/32 (Call 01/15/32)(a)	1,690	1,527,846

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.30%, 04/15/40 (Call 10/15/39)	$1,061	$851,299
3.35%, 09/15/25 (Call 06/15/25)	1,603	1,559,350
3.35%, 04/15/50 (Call 10/15/49)	2,015	1,503,714
3.50%, 09/15/56 (Call 03/15/56)	940	708,684
3.63%, 04/15/52 (Call 10/15/51)	1,755	1,366,341
3.90%, 12/06/28 (Call 09/06/28)(a)	1,297	1,266,886
3.90%, 06/15/47 (Call 12/15/46)	1,084	905,793
4.00%, 09/15/25 (Call 08/15/25)	485	478,471
4.20%, 04/01/43 (Call 10/01/42)	1,163	1,022,836
4.25%, 04/01/46 (Call 10/01/45)	1,854	1,626,110
4.40%, 03/15/45 (Call 09/15/44)(a)	1,210	1,086,886
4.50%, 09/15/32 (Call 06/15/32)(a)	730	725,819
4.50%, 12/06/48 (Call 06/06/48)	1,545	1,415,814
4.88%, 02/15/44 (Call 08/15/43)	929	894,382
4.95%, 09/15/52 (Call 03/15/52)(a)	670	649,986
5.40%, 09/15/40 (Call 03/15/40)	1,275	1,304,348
5.88%, 12/16/36	3,528	3,866,506
5.95%, 04/01/41 (Call 10/01/40)	1,821	1,991,605
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	1,470	1,252,806
1.70%, 09/15/28 (Call 07/15/28)	1,130	968,941
1.70%, 10/15/30 (Call 07/15/30)	1,000	799,470
2.50%, 04/15/26 (Call 01/15/26)	984	927,308
2.63%, 04/01/31 (Call 01/01/31)	1,835	1,550,898
2.80%, 09/15/41 (Call 03/15/41)	1,125	774,222
3.00%, 10/15/50 (Call 04/15/50)	2,117	1,365,964
3.10%, 05/03/27 (Call 02/03/27)	1,740	1,640,975
3.13%, 09/15/24 (Call 06/15/24)	424	411,966
3.35%, 04/01/27 (Call 03/01/27)(a)	1,165	1,110,246
3.38%, 09/15/25 (Call 06/15/25)	1,210	1,168,068
3.50%, 04/01/51 (Call 10/01/50)	810	557,977
3.65%, 04/05/29 (Call 01/05/29)	1,777	1,667,853
3.70%, 04/15/46 (Call 10/15/45)	1,637	1,233,525
3.75%, 04/01/32 (Call 01/01/32)(a)	1,770	1,605,842
4.00%, 04/15/25 (Call 03/15/25)	1,526	1,497,330
4.05%, 05/03/47 (Call 11/03/46)	1,501	1,181,624
4.25%, 04/01/52 (Call 10/01/51)	1,925	1,540,010
4.38%, 09/15/45 (Call 03/15/45)	677	551,814
4.40%, 09/08/25	452	447,268
4.45%, 04/01/62 (Call 10/01/61)	1,130	886,919
4.50%, 04/15/30 (Call 01/15/30)	1,507	1,472,859
4.55%, 04/05/49 (Call 10/05/48)	700	585,088
4.65%, 04/15/42 (Call 10/15/41)	484	424,506
4.80%, 04/01/26 (Call 03/01/26)	690	688,344
5.00%, 04/15/33 (Call 01/15/33)(a)	850	842,022
5.00%, 04/15/40 (Call 10/15/39)	345	318,080
5.00%, 09/15/43 (Call 03/15/43)(a)	271	250,458
5.13%, 04/15/50 (Call 10/15/49)	560	519,904
5.15%, 07/01/33 (Call 04/01/33)	865	863,006
5.50%, 10/15/35	690	698,192
5.63%, 04/15/53 (Call 10/15/52)(a)	1,870	1,825,816
5.75%, 07/01/53 (Call 01/01/53)	225	222,971
5.80%, 10/15/36	180	182,215
5.80%, 09/15/62 (Call 03/15/62)	944	913,522
5.85%, 04/01/63 (Call 10/01/62)	1,290	1,255,287
6.50%, 03/15/29	550	590,471
6.88%, 02/15/28(a)	280	301,902
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	802	744,293
2.13%, 03/01/30 (Call 12/01/29)	552	473,307
Security	Par (000)	Value

Retail (continued)
2.63%, 09/01/29 (Call 06/01/29)	$981	$877,696
3.25%, 06/10/24	429	419,779
3.30%, 07/01/25 (Call 06/01/25)	1,443	1,397,750
3.38%, 05/26/25 (Call 02/26/25)(a)	858	836,276
3.50%, 03/01/27 (Call 12/01/26)(a)	984	949,860
3.50%, 07/01/27 (Call 05/01/27)	1,492	1,432,986
3.60%, 07/01/30 (Call 04/01/30)	804	751,163
3.63%, 05/01/43	560	442,417
3.63%, 09/01/49 (Call 03/01/49)	2,096	1,613,306
3.70%, 01/30/26 (Call 10/30/25)(a)	2,170	2,114,751
3.70%, 02/15/42	1,225	986,574
3.80%, 04/01/28 (Call 01/01/28)	1,483	1,434,063
4.20%, 04/01/50 (Call 10/01/49)	819	695,092
4.45%, 03/01/47 (Call 09/01/46)	1,225	1,081,505
4.45%, 09/01/48 (Call 03/01/48)	593	523,957
4.60%, 09/09/32 (Call 06/09/32)(a)	760	756,984
4.60%, 05/26/45 (Call 11/26/44)	275	246,562
4.70%, 12/09/35 (Call 06/09/35)	1,517	1,477,907
4.88%, 07/15/40(a)	665	631,691
4.88%, 12/09/45 (Call 06/09/45)	1,530	1,440,873
5.15%, 09/09/52 (Call 03/09/52)	1,065	1,041,796
5.70%, 02/01/39	676	695,947
6.30%, 10/15/37(a)	1,032	1,147,868
6.30%, 03/01/38	660	731,307
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	525	418,664
3.55%, 03/15/26 (Call 12/15/25)	659	637,384
3.60%, 09/01/27 (Call 06/01/27)	965	921,189
3.90%, 06/01/29 (Call 03/01/29)	691	655,747
4.20%, 04/01/30 (Call 01/01/30)	747	710,383
4.35%, 06/01/28 (Call 03/01/28)(a)	932	916,317
4.70%, 06/15/32 (Call 03/15/32)	840	818,336
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	1,217	1,081,857
1.88%, 04/15/31 (Call 01/15/31)	678	537,616
3.38%, 09/15/24 (Call 06/15/24)	272	264,864
4.60%, 04/15/25 (Call 03/15/25)	1,163	1,150,150
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	648	588,253
2.25%, 03/12/30 (Call 12/12/29)	1,175	1,002,068
2.45%, 06/15/26 (Call 03/15/26)(a)	926	869,396
2.55%, 11/15/30 (Call 08/15/30)(a)	1,284	1,104,660
3.00%, 02/14/32 (Call 11/14/31)(a)	1,085	950,187
3.35%, 03/12/50 (Call 09/12/49)	682	493,174
3.50%, 03/01/28 (Call 12/01/27)(a)	674	640,400
3.50%, 11/15/50 (Call 05/15/50)	1,507	1,126,864
3.55%, 08/15/29 (Call 05/15/29)(a)	1,018	958,182
3.75%, 12/01/47 (Call 06/01/47)	755	589,997
3.80%, 08/15/25 (Call 06/15/25)	1,262	1,233,421
4.00%, 11/15/28 (Call 08/15/28)	1,065	1,032,069
4.30%, 06/15/45 (Call 12/15/44)(a)	485	418,750
4.45%, 08/15/49 (Call 02/15/49)	977	852,713
4.50%, 11/15/48 (Call 05/15/48)	1,209	1,062,893
4.75%, 02/15/26	1,270	1,268,563
4.80%, 02/15/33 (Call 11/15/32)(a)	915	910,769
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,390	1,280,746
2.25%, 04/15/25 (Call 03/15/25)	2,240	2,139,115
2.35%, 02/15/30 (Call 11/15/29)	1,070	935,014
2.50%, 04/15/26(a)	1,483	1,414,750

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.65%, 09/15/30 (Call 06/15/30)	$1,080	$950,127
2.95%, 01/15/52 (Call 07/15/51)	1,225	851,253
3.38%, 04/15/29 (Call 01/15/29)	979	930,440
3.50%, 07/01/24	936	921,293
3.63%, 04/15/46(a)	705	568,089
3.90%, 11/15/47 (Call 05/15/47)	582	486,213
4.00%, 07/01/42(a)	1,617	1,440,239
4.40%, 01/15/33 (Call 10/15/32)(a)	675	658,155
4.50%, 09/15/32 (Call 06/15/32)(a)	815	804,044
4.80%, 01/15/53 (Call 07/15/52)	1,370	1,289,192
6.35%, 11/01/32	249	277,416
6.50%, 10/15/37	695	797,727
7.00%, 01/15/38	580	695,530
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	445	414,493
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	665	574,115
1.60%, 05/15/31 (Call 02/15/31)(a)	735	599,257
2.25%, 09/15/26 (Call 06/15/26)	1,690	1,574,628
3.88%, 04/15/30 (Call 01/15/30)	512	491,320
4.50%, 04/15/50 (Call 10/15/49)(a)	501	462,141
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	990	781,877
5.25%, 05/15/33 (Call 02/15/33)	310	308,304
Walgreen Co., 4.40%, 09/15/42	150	115,648
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	620	537,030
3.45%, 06/01/26 (Call 03/01/26)	405	384,390
4.10%, 04/15/50 (Call 10/15/49)	741	540,041
4.50%, 11/18/34 (Call 05/18/34)(a)	150	136,455
4.65%, 06/01/46 (Call 12/01/45)(a)	300	246,061
4.80%, 11/18/44 (Call 05/18/44)(a)	350	291,699
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	404	360,544
2.50%, 09/22/41 (Call 03/22/41)	2,470	1,812,109
2.65%, 12/15/24 (Call 10/15/24)	305	295,461
2.65%, 09/22/51 (Call 03/22/51)(a)	3,103	2,169,082
2.85%, 07/08/24 (Call 06/08/24)(a)	540	527,914
2.95%, 09/24/49 (Call 03/24/49)	803	589,267
3.05%, 07/08/26 (Call 05/08/26)	730	705,680
3.25%, 07/08/29 (Call 04/08/29)	680	643,190
3.55%, 06/26/25 (Call 04/26/25)(a)	1,520	1,493,430
3.63%, 12/15/47 (Call 06/15/47)	585	487,858
3.70%, 06/26/28 (Call 03/26/28)	1,587	1,553,460
3.90%, 04/15/28 (Call 03/15/28)	530	524,103
3.95%, 06/28/38 (Call 12/28/37)	1,665	1,549,434
4.00%, 04/15/26 (Call 03/15/26)(a)	495	491,872
4.00%, 04/15/30 (Call 02/15/30)	980	962,105
4.00%, 04/11/43 (Call 10/11/42)	320	286,372
4.05%, 06/29/48 (Call 12/29/47)	1,935	1,765,360
4.10%, 04/15/33	985	964,102
4.15%, 09/09/32 (Call 06/09/32)(a)	735	729,447
4.30%, 04/22/44 (Call 10/22/43)(a)	70	64,965
4.50%, 09/09/52 (Call 03/09/52)	916	876,927
4.50%, 04/15/53	1,445	1,384,924
4.88%, 07/08/40(a)	75	74,155
5.00%, 10/25/40(a)	630	638,810
5.25%, 09/01/35	1,690	1,823,356
5.63%, 04/01/40(a)	475	514,476
5.63%, 04/15/41(a)	150	164,309
6.20%, 04/15/38	920	1,065,305
Security	Par (000)	Value

Retail (continued)
6.50%, 08/15/37	$625	$739,824
7.55%, 02/15/30	910	1,075,519
		224,951,491
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,941	1,703,822
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(b)(d)	380	344,157
3.90%, 07/21/25(a)(b)	1,157	1,117,820
3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(a)(b)(d)	1,195	1,076,169
4.00%, 09/14/26(b)	865	806,498
4.13%, 10/18/32 (Call 10/18/27), (5-year USD ICE Swap + 1.849%)(a)(b)(d)	1,083	955,398
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(b)(d)	1,250	1,164,646
4.85%, 07/27/27(b)	670	657,993
		7,826,503
Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	960	915,404
4.39%, 06/01/52 (Call 12/01/51)	675	611,113
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	720	626,486
2.10%, 10/01/31 (Call 07/01/31)	1,460	1,215,674
2.80%, 10/01/41 (Call 04/01/41)	832	616,685
2.95%, 04/01/25 (Call 03/01/25)	638	617,760
2.95%, 10/01/51 (Call 04/01/51)	1,543	1,081,895
3.45%, 06/15/27 (Call 03/15/27)(b)	539	518,365
3.50%, 12/05/26 (Call 09/05/26)	899	872,634
4.25%, 10/01/32 (Call 07/01/32)	85	82,765
5.30%, 12/15/45 (Call 06/15/45)(a)	285	283,853
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	830	692,415
2.75%, 06/01/50 (Call 12/01/49)(a)	397	277,442
3.30%, 04/01/27 (Call 01/01/27)	1,944	1,871,349
3.90%, 10/01/25 (Call 07/01/25)(a)	840	825,908
4.35%, 04/01/47 (Call 10/01/46)(a)	819	758,547
5.10%, 10/01/35 (Call 04/01/35)	828	846,185
5.85%, 06/15/41	1,120	1,215,304
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	605	584,561
3.50%, 01/15/28 (Call 10/15/27)	1,393	1,295,868
3.88%, 01/15/27 (Call 10/15/26)(a)	3,282	3,155,174
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	930	808,431
2.45%, 02/15/31 (Call 11/15/30)(b)	3,050	2,462,755
2.60%, 02/15/33 (Call 11/15/32)(b)	1,485	1,154,814
3.14%, 11/15/35 (Call 08/15/35)(b)	3,578	2,727,822
3.15%, 11/15/25 (Call 10/15/25)(a)	1,641	1,566,173
3.19%, 11/15/36 (Call 08/15/36)(b)	2,445	1,829,650
3.42%, 04/15/33 (Call 01/15/33)(b)	2,625	2,180,151
3.46%, 09/15/26 (Call 07/15/26)(a)	800	762,380
3.47%, 04/15/34 (Call 01/15/34)(b)	3,630	2,961,924
3.50%, 02/15/41 (Call 08/15/40)(b)	3,694	2,733,985
3.63%, 10/15/24 (Call 09/15/24)(a)	667	650,541
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,917	1,383,201
4.00%, 04/15/29 (Call 02/15/29)(b)	1,320	1,226,188
4.11%, 09/15/28 (Call 06/15/28)	795	755,191
4.15%, 11/15/30 (Call 08/15/30)	2,652	2,440,664

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.15%, 04/15/32 (Call 01/15/32)(b)	$1,410	$1,269,297
4.30%, 11/15/32 (Call 08/15/32)	2,239	2,036,168
4.75%, 04/15/29 (Call 01/15/29)(a)	490	477,607
4.93%, 05/15/37 (Call 02/15/37)(b)	4,135	3,718,870
5.00%, 04/15/30 (Call 01/15/30)(a)	405	397,985
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	585	507,420
2.00%, 08/12/31 (Call 05/12/31)(a)	645	525,026
2.45%, 11/15/29 (Call 08/15/29)	2,417	2,095,402
2.60%, 05/19/26 (Call 02/19/26)	1,448	1,370,934
2.70%, 06/17/24 (Call 04/17/24)(a)	60	58,384
2.80%, 08/12/41 (Call 02/12/41)	971	682,378
3.05%, 08/12/51 (Call 02/12/51)	1,265	830,954
3.10%, 02/15/60 (Call 08/15/59)	1,108	684,077
3.15%, 05/11/27 (Call 02/11/27)	1,174	1,113,835
3.20%, 08/12/61 (Call 02/12/61)	965	610,761
3.25%, 11/15/49 (Call 05/15/49)	2,324	1,586,706
3.40%, 03/25/25 (Call 02/25/25)	2,160	2,110,037
3.70%, 07/29/25 (Call 04/29/25)	2,266	2,216,270
3.73%, 12/08/47 (Call 06/08/47)	2,584	1,969,653
3.75%, 03/25/27 (Call 01/25/27)	1,047	1,016,149
3.75%, 08/05/27 (Call 07/05/27)	882	852,444
3.90%, 03/25/30 (Call 12/25/29)	1,526	1,445,063
4.00%, 08/05/29 (Call 06/05/29)	770	735,589
4.00%, 12/15/32(a)	863	807,543
4.10%, 05/19/46 (Call 11/19/45)	1,426	1,165,786
4.10%, 05/11/47 (Call 11/11/46)(a)	982	800,781
4.15%, 08/05/32 (Call 05/05/32)(a)	1,560	1,481,006
4.25%, 12/15/42(a)	358	302,923
4.60%, 03/25/40 (Call 09/25/39)	648	594,818
4.75%, 03/25/50 (Call 09/25/49)	2,490	2,188,192
4.80%, 10/01/41	845	775,368
4.88%, 02/10/26	1,310	1,317,304
4.88%, 02/10/28 (Call 01/10/28)	1,950	1,964,111
4.90%, 07/29/45 (Call 01/29/45)	356	344,452
4.90%, 08/05/52 (Call 02/05/52)(a)	2,095	1,886,116
4.95%, 03/25/60 (Call 09/25/59)(a)	976	868,736
5.05%, 08/05/62 (Call 02/05/62)	1,170	1,039,639
5.13%, 02/10/30 (Call 12/10/29)	1,480	1,496,997
5.20%, 02/10/33 (Call 11/10/32)	2,285	2,298,947
5.63%, 02/10/43 (Call 08/10/42)(a)	1,065	1,064,796
5.70%, 02/10/53 (Call 08/10/52)	2,330	2,301,686
5.90%, 02/10/63 (Call 08/10/62)	1,575	1,567,657
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	420	311,121
4.10%, 03/15/29 (Call 12/15/28)	1,573	1,529,952
4.65%, 11/01/24 (Call 08/01/24)	435	431,685
4.65%, 07/15/32 (Call 04/15/32)(a)	1,180	1,179,197
4.95%, 07/15/52 (Call 01/15/52)(a)	1,280	1,235,419
5.00%, 03/15/49 (Call 09/15/48)	477	452,502
5.25%, 07/15/62 (Call 01/15/62)	1,220	1,193,140
5.65%, 11/01/34 (Call 07/01/34)	423	436,528
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,153	965,785
2.88%, 06/15/50 (Call 12/15/49)(a)	1,153	792,515
3.13%, 06/15/60 (Call 12/15/59)	981	653,709
3.75%, 03/15/26 (Call 01/15/26)	1,096	1,072,626
3.80%, 03/15/25 (Call 12/15/24)	493	484,275
4.00%, 03/15/29 (Call 12/15/28)	1,295	1,260,191
4.88%, 03/15/49 (Call 09/15/48)	745	711,199
Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	$705	$636,579
2.45%, 04/15/28 (Call 02/15/28)	1,100	959,829
2.95%, 04/15/31 (Call 01/15/31)(a)	1,205	1,010,015
4.88%, 06/22/28 (Call 03/22/28)(a)	818	796,893
Microchip Technology Inc.
0.98%, 09/01/24	651	613,224
4.25%, 09/01/25 (Call 07/03/23)(a)	1,990	1,939,632
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,478	1,166,134
3.37%, 11/01/41 (Call 05/01/41)	824	563,537
3.48%, 11/01/51 (Call 05/01/51)	905	580,529
4.19%, 02/15/27 (Call 12/15/26)	1,297	1,249,618
4.66%, 02/15/30 (Call 11/15/29)	718	678,220
4.98%, 02/06/26 (Call 12/06/25)	801	795,483
5.33%, 02/06/29 (Call 11/06/28)	877	864,708
5.38%, 04/15/28 (Call 03/15/28)	1,040	1,026,059
5.88%, 02/09/33 (Call 11/09/32)	600	597,307
5.88%, 09/15/33	1,035	1,018,510
6.75%, 11/01/29 (Call 09/01/29)	1,015	1,060,971
NVIDIA Corp.
0.58%, 06/14/24 (Call 07/03/23)	1,001	953,927
1.55%, 06/15/28 (Call 04/15/28)	1,572	1,383,416
2.00%, 06/15/31 (Call 03/15/31)(a)	1,600	1,346,408
2.85%, 04/01/30 (Call 01/01/30)(a)	1,970	1,800,598
3.20%, 09/16/26 (Call 06/16/26)	1,371	1,328,405
3.50%, 04/01/40 (Call 10/01/39)	952	805,790
3.50%, 04/01/50 (Call 10/01/49)	1,964	1,575,438
3.70%, 04/01/60 (Call 10/01/59)	624	492,348
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)	741	741,151
5.55%, 12/01/28 (Call 09/01/28)(a)	881	886,828
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	978	797,284
2.65%, 02/15/32 (Call 11/15/31)	1,033	833,725
2.70%, 05/01/25 (Call 04/01/25)(a)	432	410,189
3.13%, 02/15/42 (Call 08/15/41)	660	453,946
3.15%, 05/01/27 (Call 03/01/27)	567	526,207
3.25%, 05/11/41 (Call 11/11/40)(a)	1,325	947,293
3.25%, 11/30/51 (Call 05/30/51)(a)	675	439,342
3.40%, 05/01/30 (Call 02/01/30)	938	834,681
3.88%, 06/18/26 (Call 04/18/26)	1,151	1,105,380
4.30%, 06/18/29 (Call 03/18/29)	1,654	1,557,480
4.40%, 06/01/27 (Call 05/01/27)	365	355,161
5.00%, 01/15/33 (Call 10/15/32)(a)	1,534	1,477,967
Qorvo Inc.
1.75%, 12/15/24 (Call 06/12/23)(b)	700	653,149
3.38%, 04/01/31 (Call 04/01/26)(b)	1,072	863,174
4.38%, 10/15/29 (Call 10/15/24)	1,105	987,826
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,427	1,226,795
1.65%, 05/20/32 (Call 02/20/32)	1,761	1,380,794
2.15%, 05/20/30 (Call 02/20/30)	605	518,152
3.25%, 05/20/27 (Call 02/20/27)	1,424	1,366,398
3.25%, 05/20/50 (Call 11/20/49)(a)	1,029	760,383
3.45%, 05/20/25 (Call 02/20/25)	1,208	1,176,918
4.25%, 05/20/32 (Call 02/20/32)	450	438,090
4.30%, 05/20/47 (Call 11/20/46)(a)	1,791	1,586,038
4.50%, 05/20/52 (Call 11/20/51)	1,291	1,148,412
4.65%, 05/20/35 (Call 11/20/34)	1,162	1,154,443

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 05/20/45 (Call 11/20/44)	$1,485	$1,415,993
5.40%, 05/20/33 (Call 02/20/33)(a)	1,455	1,521,452
6.00%, 05/20/53 (Call 11/20/52)	1,535	1,661,340
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	710	662,894
2.17%, 11/25/26 (Call 10/25/26)(b)	1,595	1,411,414
SK Hynix Inc.
1.50%, 01/19/26(b)	460	406,777
2.38%, 01/19/31(b)	185	140,254
6.50%, 01/17/33(a)(b)	500	502,421
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	1,182	1,056,670
3.00%, 06/01/31 (Call 03/01/31)	857	676,419
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	662	596,040
1.38%, 03/12/25 (Call 02/12/25)(a)	987	931,842
1.75%, 05/04/30 (Call 02/04/30)	1,170	983,236
1.90%, 09/15/31 (Call 06/15/31)	720	594,425
2.25%, 09/04/29 (Call 06/04/29)	1,150	1,016,503
2.70%, 09/15/51 (Call 03/15/51)	480	325,811
2.90%, 11/03/27 (Call 08/03/27)	784	739,767
3.65%, 08/16/32 (Call 05/16/32)(a)	485	453,366
3.88%, 03/15/39 (Call 09/15/38)	1,347	1,188,672
4.10%, 08/16/52 (Call 02/16/52)	325	281,485
4.15%, 05/15/48 (Call 11/15/47)	1,534	1,362,157
4.60%, 02/15/28 (Call 01/15/28)	735	744,272
4.70%, 11/18/24	300	299,803
4.90%, 03/14/33 (Call 12/14/32)	635	651,060
5.00%, 03/14/53 (Call 09/14/52)	420	419,096
5.05%, 05/18/63	532	520,247
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	1,638	1,479,193
2.50%, 10/25/31 (Call 07/25/31)	2,165	1,829,815
3.13%, 10/25/41 (Call 04/25/41)(a)	925	730,578
3.25%, 10/25/51 (Call 04/25/51)	970	733,204
3.88%, 04/22/27 (Call 03/22/27)	1,740	1,691,882
4.13%, 04/22/29 (Call 02/22/29)	415	404,527
4.25%, 04/22/32 (Call 01/22/32)(a)	905	882,333
4.50%, 04/22/52 (Call 10/22/51)(a)	990	942,453
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	960	867,445
1.00%, 09/28/27 (Call 07/28/27)(b)	300	256,744
1.25%, 04/23/26 (Call 03/23/26)(b)	770	693,975
1.38%, 09/28/30 (Call 06/28/30)(b)	242	191,795
1.75%, 04/23/28 (Call 02/23/28)(b)	1,360	1,186,504
2.25%, 04/23/31 (Call 01/23/31)(b)	1,100	914,339
4.63%, 07/22/32 (Call 04/22/32)(b)	200	199,604
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	738	638,535
2.95%, 06/01/24 (Call 04/01/24)	714	696,664
		194,670,758
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	665	564,438
3.48%, 12/01/27 (Call 09/01/27)	1,226	1,133,444
3.84%, 05/01/25 (Call 04/01/25)	840	813,744
4.20%, 05/01/30 (Call 02/01/30)	657	612,241
		3,123,867
Security	Par (000)	Value

Software — 2.3%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	$699	$558,886
2.50%, 09/15/50 (Call 03/15/50)	1,663	1,049,855
3.40%, 09/15/26 (Call 06/15/26)	1,338	1,287,206
3.40%, 06/15/27 (Call 03/15/27)	398	377,020
4.50%, 06/15/47 (Call 12/15/46)	902	817,866
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	701	669,042
2.15%, 02/01/27 (Call 12/01/26)	1,182	1,092,890
2.30%, 02/01/30 (Call 11/01/29)(a)	1,943	1,712,416
3.25%, 02/01/25 (Call 11/01/24)	1,454	1,420,776
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	1,175	965,089
2.85%, 01/15/30 (Call 10/15/29)	948	837,933
3.50%, 06/15/27 (Call 03/15/27)	914	875,955
4.38%, 06/15/25 (Call 03/15/25)(a)	795	785,161
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,666	1,365,168
2.90%, 12/01/29 (Call 09/01/29)	1,681	1,449,048
3.40%, 06/27/26 (Call 03/27/26)	976	931,258
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	435	429,217
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	856	695,753
2.95%, 02/15/51 (Call 08/15/50)	1,227	820,555
4.80%, 03/01/26 (Call 12/01/25)(a)	715	713,266
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	1,552	1,390,764
1.65%, 03/01/28 (Call 01/01/28)(a)	807	689,780
2.25%, 03/01/31 (Call 12/01/30)(a)	1,250	1,001,855
3.10%, 03/01/41 (Call 09/01/40)	640	440,080
3.75%, 05/21/29 (Call 02/21/29)(a)	130	120,255
4.50%, 07/15/25	498	489,534
4.50%, 08/15/46 (Call 02/15/46)	435	347,444
4.70%, 07/15/27 (Call 06/15/27)(a)	610	600,205
5.10%, 07/15/32 (Call 04/15/32)(a)	715	697,842
5.63%, 07/15/52 (Call 01/15/52)(a)	630	594,089
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	492	388,351
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,303	1,176,880
2.65%, 06/01/30 (Call 03/01/30)	1,138	976,990
2.75%, 07/01/24 (Call 06/01/24)	1,759	1,707,656
3.20%, 07/01/26 (Call 05/01/26)	2,789	2,633,873
3.50%, 07/01/29 (Call 04/01/29)	3,525	3,228,100
3.85%, 06/01/25 (Call 03/01/25)(a)	1,304	1,270,565
4.20%, 10/01/28 (Call 07/01/28)	1,249	1,204,669
4.40%, 07/01/49 (Call 01/01/49)	2,510	2,074,011
5.45%, 03/02/28 (Call 02/02/28)	695	705,700
5.60%, 03/02/33 (Call 12/02/32)	485	496,839
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,209	1,103,479
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	1,011	929,019
1.35%, 07/15/27 (Call 05/15/27)	1,106	969,050
1.65%, 07/15/30 (Call 04/15/30)	995	804,278
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	4,543	4,308,279
2.53%, 06/01/50 (Call 12/01/49)	7,505	5,166,071
2.68%, 06/01/60 (Call 12/01/59)(a)	4,572	3,056,422
2.70%, 02/12/25 (Call 11/12/24)	2,579	2,500,409
2.92%, 03/17/52 (Call 09/17/51)	7,404	5,478,684

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.04%, 03/17/62 (Call 09/17/61)(a)	$2,146	$1,554,887
3.13%, 11/03/25 (Call 08/03/25)	4,469	4,345,570
3.30%, 02/06/27 (Call 11/06/26)	4,875	4,766,823
3.45%, 08/08/36 (Call 02/08/36)	2,196	2,007,862
3.50%, 02/12/35 (Call 08/12/34)(a)	2,252	2,126,353
3.50%, 11/15/42	1,195	1,032,938
3.70%, 08/08/46 (Call 02/08/46)	2,035	1,774,711
3.75%, 02/12/45 (Call 08/12/44)(a)	490	440,781
3.95%, 08/08/56 (Call 02/08/56)(a)	615	551,649
4.00%, 02/12/55 (Call 08/12/54)	380	342,062
4.10%, 02/06/37 (Call 08/06/36)	1,083	1,058,180
4.20%, 11/03/35 (Call 05/03/35)	713	710,146
4.25%, 02/06/47 (Call 08/06/46)	1,080	1,046,524
4.45%, 11/03/45 (Call 05/03/45)(a)	1,106	1,094,401
4.50%, 10/01/40(a)	741	738,263
4.50%, 02/06/57 (Call 08/06/56)(a)	320	317,190
4.75%, 11/03/55 (Call 05/03/55)	100	100,519
5.20%, 06/01/39(a)	225	243,391
5.30%, 02/08/41(a)	932	1,023,705
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	335	268,311
3.63%, 09/01/30 (Call 03/01/25)(b)	800	686,046
3.63%, 11/01/31 (Call 11/01/26)(b)	110	91,834
3.88%, 02/15/31 (Call 06/01/25)(b)	445	383,059
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	365	327,634
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(b)	676	691,172
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,460	2,246,791
2.30%, 03/25/28 (Call 01/25/28)	2,230	1,973,015
2.50%, 04/01/25 (Call 03/01/25)	2,727	2,599,755
2.65%, 07/15/26 (Call 04/15/26)	3,087	2,879,210
2.80%, 04/01/27 (Call 02/01/27)	2,820	2,603,883
2.88%, 03/25/31 (Call 12/25/30)	3,242	2,756,353
2.95%, 11/15/24 (Call 09/15/24)	1,697	1,638,930
2.95%, 05/15/25 (Call 02/15/25)	2,760	2,646,005
2.95%, 04/01/30 (Call 01/01/30)	3,159	2,764,020
3.25%, 11/15/27 (Call 08/15/27)	2,700	2,518,523
3.25%, 05/15/30 (Call 02/15/30)(a)	885	786,674
3.40%, 07/08/24 (Call 04/08/24)	1,824	1,783,211
3.60%, 04/01/40 (Call 10/01/39)	3,475	2,631,080
3.60%, 04/01/50 (Call 10/01/49)	5,031	3,472,217
3.65%, 03/25/41 (Call 09/25/40)	2,509	1,893,870
3.80%, 11/15/37 (Call 05/15/37)	2,206	1,792,327
3.85%, 07/15/36 (Call 01/15/36)	1,758	1,463,983
3.85%, 04/01/60 (Call 10/01/59)	4,181	2,819,123
3.90%, 05/15/35 (Call 11/15/34)	1,789	1,532,299
3.95%, 03/25/51 (Call 09/25/50)	3,706	2,718,016
4.00%, 07/15/46 (Call 01/15/46)	3,342	2,504,166
4.00%, 11/15/47 (Call 05/15/47)	2,862	2,132,309
4.10%, 03/25/61 (Call 09/25/60)	1,811	1,290,098
4.13%, 05/15/45 (Call 11/15/44)	2,356	1,816,626
4.30%, 07/08/34 (Call 01/08/34)	2,314	2,084,571
4.38%, 05/15/55 (Call 11/15/54)	1,584	1,224,449
4.50%, 05/06/28 (Call 04/06/28)(a)	800	781,339
4.50%, 07/08/44 (Call 01/08/44)	1,176	962,793
4.65%, 05/06/30 (Call 03/06/30)	570	550,572
4.90%, 02/06/33 (Call 11/06/32)	1,360	1,313,672
5.38%, 07/15/40	2,682	2,555,860
5.55%, 02/06/53 (Call 08/06/52)	2,295	2,143,160
5.80%, 11/10/25	500	508,698
Security	Par (000)	Value

Software (continued)
6.13%, 07/08/39	$1,464	$1,501,931
6.15%, 11/09/29 (Call 09/09/29)	1,585	1,671,598
6.25%, 11/09/32 (Call 08/09/32)(a)	2,335	2,469,193
6.50%, 04/15/38	1,805	1,928,737
6.90%, 11/09/52 (Call 05/09/52)	3,020	3,286,873
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,050	957,158
1.40%, 09/15/27 (Call 07/15/27)(a)	947	820,897
1.75%, 02/15/31 (Call 11/15/30)(a)	1,127	891,519
2.00%, 06/30/30 (Call 03/30/30)(a)	977	801,302
2.35%, 09/15/24 (Call 08/15/24)	509	489,336
2.95%, 09/15/29 (Call 06/15/29)	780	694,012
3.80%, 12/15/26 (Call 09/15/26)	1,030	990,157
3.85%, 12/15/25 (Call 09/15/25)	463	449,251
4.20%, 09/15/28 (Call 06/15/28)	1,295	1,250,900
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/03/23)(a)	370	351,954
1.50%, 07/15/28 (Call 05/15/28)	1,586	1,384,359
1.95%, 07/15/31 (Call 04/15/31)	1,600	1,326,337
2.70%, 07/15/41 (Call 01/15/41)	1,668	1,204,141
2.90%, 07/15/51 (Call 01/15/51)	2,320	1,593,466
3.05%, 07/15/61 (Call 01/15/61)	1,825	1,202,255
3.70%, 04/11/28 (Call 01/11/28)	1,782	1,736,874
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	2,398	1,907,981
Take-Two Interactive Software Inc.
3.55%, 04/14/25	900	871,181
3.70%, 04/14/27 (Call 03/14/27)	645	616,051
4.00%, 04/14/32 (Call 01/14/32)(a)	885	814,694
4.95%, 03/28/28 (Call 02/28/28)	1,075	1,067,023
5.00%, 03/28/26	1,075	1,070,527
VMware Inc.
1.00%, 08/15/24 (Call 06/12/23)	1,220	1,152,062
1.40%, 08/15/26 (Call 07/15/26)	1,355	1,199,868
1.80%, 08/15/28 (Call 06/15/28)	553	465,188
2.20%, 08/15/31 (Call 05/15/31)	1,645	1,292,757
3.90%, 08/21/27 (Call 05/21/27)	1,566	1,489,971
4.50%, 05/15/25 (Call 04/15/25)	1,239	1,223,154
4.65%, 05/15/27 (Call 03/15/27)	733	718,828
4.70%, 05/15/30 (Call 02/15/30)	1,095	1,041,078
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,300	1,241,331
3.70%, 04/01/29 (Call 02/01/29)	860	800,052
3.80%, 04/01/32 (Call 01/01/32)(a)	1,670	1,505,808
		203,996,946
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,015	886,933
3.63%, 04/22/29 (Call 01/22/29)	1,045	966,630
4.38%, 07/16/42(a)	1,455	1,272,998
4.38%, 04/22/49 (Call 10/22/48)(a)	1,087	946,671
4.70%, 07/21/32 (Call 04/21/32)	1,170	1,134,322
6.13%, 11/15/37	735	791,935
6.13%, 03/30/40	2,135	2,272,025
6.38%, 03/01/35(a)	1,230	1,336,847
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	2,148	1,860,134
1.70%, 03/25/26 (Call 06/12/23)	3,877	3,544,475
2.25%, 02/01/32 (Call 11/01/31)	2,975	2,382,176
2.30%, 06/01/27 (Call 04/01/27)(a)	2,587	2,343,251
2.55%, 12/01/33 (Call 09/01/33)	4,664	3,665,090

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.75%, 06/01/31 (Call 03/01/31)	$3,387	$2,864,784
2.95%, 07/15/26 (Call 04/15/26)	609	574,162
3.10%, 02/01/43 (Call 08/01/42)(a)	938	668,904
3.30%, 02/01/52 (Call 08/01/51)(a)	1,150	794,408
3.50%, 06/01/41 (Call 12/01/40)	3,299	2,517,574
3.50%, 09/15/53 (Call 03/15/53)	8,569	5,948,623
3.50%, 02/01/61 (Call 08/01/60)(a)	585	400,740
3.55%, 09/15/55 (Call 03/15/55)	8,568	5,894,627
3.65%, 06/01/51 (Call 12/01/50)	3,544	2,570,544
3.65%, 09/15/59 (Call 03/15/59)	7,119	4,875,737
3.80%, 02/15/27 (Call 11/15/26)	1,324	1,278,435
3.80%, 12/01/57 (Call 06/01/57)(a)	6,565	4,671,015
3.85%, 06/01/60 (Call 12/01/59)	1,630	1,165,654
3.88%, 01/15/26 (Call 10/15/25)	647	629,941
4.10%, 02/15/28 (Call 11/15/27)	1,655	1,601,174
4.25%, 03/01/27 (Call 12/01/26)(a)	1,862	1,828,596
4.30%, 02/15/30 (Call 11/15/29)	3,705	3,545,809
4.30%, 12/15/42 (Call 06/15/42)	1,778	1,495,588
4.35%, 03/01/29 (Call 12/01/28)	3,788	3,671,521
4.35%, 06/15/45 (Call 12/15/44)	1,490	1,231,660
4.50%, 05/15/35 (Call 11/15/34)	3,153	2,905,623
4.50%, 03/09/48 (Call 09/09/47)	2,125	1,779,662
4.55%, 03/09/49 (Call 09/09/48)(a)	1,310	1,098,483
4.65%, 06/01/44 (Call 12/01/43)	720	624,586
4.75%, 05/15/46 (Call 11/15/45)	2,405	2,087,875
4.80%, 06/15/44 (Call 12/15/43)	362	316,328
4.85%, 03/01/39 (Call 09/01/38)	1,339	1,232,370
4.85%, 07/15/45 (Call 01/15/45)(a)	325	284,762
4.90%, 08/15/37 (Call 02/14/37)	925	871,231
5.15%, 03/15/42(a)	406	378,754
5.15%, 11/15/46 (Call 05/15/46)	1,000	926,072
5.15%, 02/15/50 (Call 08/14/49)(a)	783	726,664
5.25%, 03/01/37 (Call 09/01/36)	1,380	1,356,115
5.35%, 09/01/40(a)	758	730,091
5.40%, 02/15/34	1,555	1,557,775
5.45%, 03/01/47 (Call 09/01/46)(a)	508	484,166
5.54%, 02/20/26 (Call 02/20/24)(a)	280	280,163
5.55%, 08/15/41	453	443,218
5.65%, 02/15/47 (Call 08/15/46)(a)	735	715,255
5.70%, 03/01/57 (Call 09/01/56)(a)	370	361,342
6.00%, 08/15/40 (Call 05/15/40)	581	593,440
6.15%, 09/15/34	35	35,691
6.30%, 01/15/38(a)	580	615,236
6.38%, 03/01/41(a)	636	669,885
6.55%, 02/15/39	537	574,327
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	1,030	767,575
4.30%, 07/29/49 (Call 01/29/49)	1,052	864,499
4.46%, 04/01/48 (Call 10/01/47)	1,368	1,171,832
5.10%, 05/11/33	765	761,144
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)(a)	631	474,794
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	930	753,640
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	705	479,024
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)(b)	120	104,049
4.38%, 06/10/25(a)(b)	775	758,901
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	1,357	1,211,648
4.25%, 11/08/49 (Call 05/08/49)(b)	815	600,667
5.13%, 12/04/28 (Call 09/04/28)(a)	1,080	1,082,977
Security	Par (000)	Value

Telecommunications (continued)
9.63%, 12/15/30	$2,953	$3,656,006
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	1,737	1,641,887
2.95%, 02/28/26	1,463	1,409,667
3.50%, 06/15/25	537	524,799
5.50%, 01/15/40	1,960	2,065,601
5.90%, 02/15/39	2,866	3,152,361
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	446	329,669
4.38%, 11/15/57 (Call 05/15/57)	725	580,360
4.70%, 03/15/37	515	481,355
4.75%, 03/15/42(a)	525	479,366
5.35%, 11/15/48 (Call 05/15/48)(a)	461	442,197
5.45%, 11/15/79 (Call 05/19/79)	1,171	1,035,905
5.75%, 08/15/40(a)	446	450,624
5.85%, 11/15/68 (Call 05/15/68)(a)	418	396,294
7.25%, 08/15/36 (Call 08/15/26)(a)	757	789,360
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	1,122	845,170
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	140	135,595
4.75%, 06/21/38 (Call 12/21/37)(b)	908	839,042
4.88%, 03/06/42(a)(b)	1,068	992,216
8.75%, 06/15/30	3,977	4,787,681
9.25%, 06/01/32	1,066	1,360,815
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	305	241,331
4.75%, 08/01/26 (Call 05/01/26)(b)	818	800,228
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	776	692,399
2.00%, 12/10/30 (Call 09/10/30)	1,148	899,961
3.75%, 08/15/29 (Call 05/15/29)(a)	959	876,030
5.95%, 03/15/41	421	409,716
Koninklijke KPN NV, 8.38%, 10/01/30(a)	1,233	1,439,365
KT Corp., 2.50%, 07/18/26(a)(b)	200	184,622
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,324	1,070,515
2.75%, 05/24/31 (Call 02/24/31)	1,090	897,758
4.00%, 09/01/24	39	38,221
4.60%, 02/23/28 (Call 11/23/27)	1,282	1,262,714
4.60%, 05/23/29 (Call 02/23/29)	1,149	1,124,185
5.50%, 09/01/44	519	483,635
5.60%, 06/01/32 (Call 03/01/32)	625	625,302
7.50%, 05/15/25	98	101,301
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	560	526,138
1.45%, 05/05/26 (Call 04/05/26)(b)	3,103	2,804,941
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	1,124	996,900
2.50%, 01/08/32 (Call 10/08/31)(b)	500	410,976
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	2,244	1,900,830
Nokia OYJ
4.38%, 06/12/27	290	275,763
6.63%, 05/15/39	315	303,824
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	2,734	2,468,409
1.59%, 04/03/28 (Call 02/03/28)(b)	1,800	1,561,588
2.07%, 04/03/31 (Call 01/03/31)(b)	2,012	1,664,020
4.14%, 07/26/24(b)	200	197,365
4.24%, 07/25/25(b)	535	524,821
4.37%, 07/27/27 (Call 06/27/27)(b)	505	499,568

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	$760	$661,200
3.75%, 06/22/26(b)	1,713	1,665,622
3.88%, 01/31/28(a)(b)	463	449,936
4.50%, 01/31/43(a)(b)	550	530,445
Orange SA
5.38%, 01/13/42	1,791	1,780,678
5.50%, 02/06/44 (Call 08/06/43)	525	537,606
9.00%, 03/01/31	3,023	3,756,834
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	862	794,369
2.95%, 03/15/25 (Call 07/04/23)(b)	1,120	1,067,522
3.20%, 03/15/27 (Call 02/15/27)(b)	1,741	1,620,762
3.63%, 12/15/25 (Call 09/15/25)	1,308	1,247,559
3.70%, 11/15/49 (Call 05/15/49)	948	666,047
3.80%, 03/15/32 (Call 12/15/31)(a)(b)	2,616	2,311,823
4.30%, 02/15/48 (Call 08/15/47)	822	635,954
4.35%, 05/01/49 (Call 11/01/48)	1,418	1,111,820
4.50%, 03/15/42 (Call 09/15/41)(b)	1,093	905,585
4.50%, 03/15/43 (Call 09/15/42)	778	640,008
4.55%, 03/15/52 (Call 09/15/51)(a)(b)	2,250	1,786,779
5.00%, 03/15/44 (Call 09/15/43)(a)	1,243	1,094,226
5.45%, 10/01/43 (Call 04/01/43)	876	806,191
7.50%, 08/15/38(a)	600	666,474
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	996,591
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	609	455,664
SES SA, 5.30%, 04/04/43(a)(b)	518	374,028
Sprint Capital Corp.
6.88%, 11/15/28	75	80,180
8.75%, 03/15/32	1,375	1,670,511
Sprint LLC
7.13%, 06/15/24	5	5,051
7.63%, 02/15/25 (Call 11/15/24)	5	5,123
7.63%, 03/01/26 (Call 11/01/25)	225	235,232
Telefonica Emisiones SA
4.10%, 03/08/27	1,502	1,454,135
4.67%, 03/06/38(a)	945	797,071
4.90%, 03/06/48	1,446	1,165,233
5.21%, 03/08/47	2,892	2,442,776
5.52%, 03/01/49 (Call 09/01/48)	1,843	1,605,610
7.05%, 06/20/36	2,675	2,921,132
Telefonica Europe BV, 8.25%, 09/15/30(a)	1,608	1,884,282
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	245	196,613
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)(b)	1,689	1,632,840
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	882	824,522
3.40%, 05/13/32 (Call 02/13/32)	1,551	1,352,605
3.70%, 09/15/27 (Call 06/15/27)	862	823,688
4.30%, 06/15/49 (Call 12/15/48)	777	629,186
4.60%, 11/16/48 (Call 05/16/48)	676	578,775
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,307	1,186,987
2.05%, 02/15/28 (Call 12/15/27)	2,074	1,807,938
2.25%, 02/15/26 (Call 06/12/23)	2,065	1,914,084
2.25%, 11/15/31 (Call 08/15/31)	1,057	849,817
2.40%, 03/15/29 (Call 01/15/29)	610	529,096
2.55%, 02/15/31 (Call 11/15/30)	3,342	2,795,565
2.63%, 04/15/26 (Call 07/03/23)(a)	1,640	1,527,908
2.63%, 02/15/29 (Call 02/15/24)	1,518	1,327,061
Security	Par (000)	Value

Telecommunications (continued)
2.70%, 03/15/32 (Call 12/15/31)	$1,395	$1,157,925
2.88%, 02/15/31 (Call 02/15/26)	1,525	1,303,024
3.00%, 02/15/41 (Call 08/15/40)	2,996	2,163,873
3.30%, 02/15/51 (Call 08/15/50)	3,350	2,315,682
3.38%, 04/15/29 (Call 04/15/24)	2,645	2,393,880
3.40%, 10/15/52 (Call 04/15/52)	3,105	2,175,246
3.50%, 04/15/25 (Call 03/15/25)	2,864	2,777,104
3.50%, 04/15/31 (Call 04/15/26)	3,005	2,676,654
3.60%, 11/15/60 (Call 05/15/60)	1,898	1,314,243
3.75%, 04/15/27 (Call 02/15/27)	4,274	4,060,292
3.88%, 04/15/30 (Call 01/15/30)(a)	7,517	6,974,259
4.38%, 04/15/40 (Call 10/15/39)	2,259	1,983,442
4.50%, 04/15/50 (Call 10/15/49)(a)	3,776	3,218,816
4.75%, 02/01/28 (Call 06/12/23)	1,635	1,605,838
4.80%, 07/15/28	960	947,399
4.95%, 03/15/28 (Call 02/15/28)	1,140	1,135,764
5.05%, 07/15/33 (Call 04/15/33)	1,990	1,962,218
5.20%, 01/15/33 (Call 10/15/32)	720	720,336
5.38%, 04/15/27 (Call 06/12/23)	929	928,996
5.65%, 01/15/53 (Call 07/15/52)	2,070	2,067,138
5.75%, 01/15/54	3,050	3,094,072
5.80%, 09/15/62 (Call 03/15/62)	795	795,837
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,497	1,359,382
1.45%, 03/20/26 (Call 02/20/26)	2,457	2,247,953
1.50%, 09/18/30 (Call 06/18/30)	2,000	1,585,256
1.68%, 10/30/30 (Call 07/30/30)	1,533	1,218,662
1.75%, 01/20/31 (Call 10/20/30)	2,542	2,007,215
2.10%, 03/22/28 (Call 01/22/28)	2,870	2,532,978
2.36%, 03/15/32 (Call 12/15/31)	4,780	3,854,913
2.55%, 03/21/31 (Call 12/21/30)	3,971	3,325,417
2.63%, 08/15/26	1,572	1,475,945
2.65%, 11/20/40 (Call 05/20/40)	3,717	2,551,556
2.85%, 09/03/41 (Call 03/03/41)	1,315	923,908
2.88%, 11/20/50 (Call 05/20/50)	3,403	2,171,683
2.99%, 10/30/56 (Call 04/30/56)	4,346	2,684,419
3.00%, 03/22/27 (Call 01/22/27)	1,251	1,178,546
3.00%, 11/20/60 (Call 05/20/60)	2,055	1,259,809
3.15%, 03/22/30 (Call 12/22/29)	2,228	1,992,282
3.38%, 02/15/25	1,344	1,308,690
3.40%, 03/22/41 (Call 09/22/40)	4,163	3,177,324
3.50%, 11/01/24 (Call 08/01/24)	1,038	1,012,905
3.55%, 03/22/51 (Call 09/22/50)	4,935	3,590,952
3.70%, 03/22/61 (Call 09/22/60)	3,667	2,613,814
3.85%, 11/01/42 (Call 05/01/42)(a)	1,199	959,095
3.88%, 02/08/29 (Call 11/08/28)	2,043	1,931,758
3.88%, 03/01/52 (Call 09/01/51)	1,105	850,153
4.00%, 03/22/50 (Call 09/22/49)	1,454	1,162,374
4.02%, 12/03/29 (Call 09/03/29)	4,460	4,200,450
4.13%, 03/16/27	2,850	2,795,476
4.13%, 08/15/46	1,232	1,009,542
4.27%, 01/15/36	2,361	2,127,935
4.33%, 09/21/28	5,052	4,910,267
4.40%, 11/01/34 (Call 05/01/34)	2,290	2,122,236
4.50%, 08/10/33	2,292	2,165,677
4.52%, 09/15/48	1,175	1,016,746
4.67%, 03/15/55(a)	520	450,010
4.75%, 11/01/41	1,205	1,111,473
4.81%, 03/15/39	1,580	1,468,981
4.86%, 08/21/46(a)	2,675	2,441,981

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.01%, 04/15/49(a)	$620	$574,402
5.01%, 08/21/54	275	252,163
5.05%, 05/09/33(a)	640	633,431
5.25%, 03/16/37	1,518	1,502,431
5.50%, 03/16/47	470	464,562
5.85%, 09/15/35(a)	465	480,159
6.40%, 09/15/33(a)	200	213,829
6.55%, 09/15/43	950	1,047,939
7.75%, 12/01/30(a)	1,185	1,374,061
Vodafone Group PLC
4.13%, 05/30/25	2,014	1,977,774
4.25%, 09/17/50	1,932	1,521,186
4.38%, 05/30/28(a)	985	968,899
4.38%, 02/19/43	1,919	1,580,964
4.88%, 06/19/49(a)	2,095	1,803,589
5.00%, 05/30/38(a)	65	62,053
5.13%, 06/19/59	389	337,791
5.25%, 05/30/48	25	23,188
5.63%, 02/10/53 (Call 08/10/52)(a)	1,075	1,026,604
5.75%, 02/10/63 (Call 08/10/62)(a)	670	634,677
6.15%, 02/27/37	2,307	2,403,327
6.25%, 11/30/32(a)	871	929,522
7.88%, 02/15/30	1,090	1,256,466
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	525	394,474
3.38%, 04/29/30 (Call 01/29/30)(b)	115	92,864
4.10%, 07/14/51 (Call 01/14/51)(b)	275	161,894
		357,086,037
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	560	538,540
3.50%, 09/15/27 (Call 06/15/27)(a)	622	585,147
3.55%, 11/19/26 (Call 09/19/26)	973	915,541
3.90%, 11/19/29 (Call 08/19/29)	1,175	1,072,223
5.10%, 05/15/44 (Call 11/15/43)(a)	477	411,281
6.35%, 03/15/40(a)	584	589,769
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	70	64,208
5.45%, 11/01/41 (Call 05/01/41)(a)	60	49,918
5.88%, 12/15/27 (Call 12/15/23)(b)	80	77,953
		4,304,580
Transportation — 1.9%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	620	602,653
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,210	1,189,736
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	550	371,860
3.00%, 04/01/25 (Call 01/01/25)(a)	884	858,727
3.05%, 02/15/51 (Call 08/15/50)	711	497,798
3.25%, 06/15/27 (Call 03/15/27)(a)	493	472,196
3.30%, 09/15/51 (Call 03/15/51)	1,202	880,843
3.40%, 09/01/24 (Call 06/01/24)	644	631,256
3.55%, 02/15/50 (Call 08/15/49)	749	589,027
3.65%, 09/01/25 (Call 06/01/25)(a)	828	808,856
3.90%, 08/01/46 (Call 02/01/46)	964	794,248
4.05%, 06/15/48 (Call 12/15/47)	816	689,540
4.13%, 06/15/47 (Call 12/15/46)	735	628,851
4.15%, 04/01/45 (Call 10/01/44)	1,057	911,602
4.15%, 12/15/48 (Call 06/15/48)	769	659,031
4.38%, 09/01/42 (Call 03/01/42)	887	798,096
Security	Par (000)	Value

Transportation (continued)
4.40%, 03/15/42 (Call 09/15/41)	$845	$759,373
4.45%, 03/15/43 (Call 09/15/42)	1,072	967,706
4.45%, 01/15/53 (Call 07/15/52)	1,165	1,056,901
4.55%, 09/01/44 (Call 03/01/44)	890	810,374
4.70%, 09/01/45 (Call 03/01/45)(a)	782	723,166
4.90%, 04/01/44 (Call 10/01/43)	937	892,315
4.95%, 09/15/41 (Call 03/15/41)(a)	690	664,270
5.05%, 03/01/41 (Call 09/01/40)	525	514,570
5.15%, 09/01/43 (Call 03/01/43)	895	882,451
5.40%, 06/01/41 (Call 12/01/40)	869	875,272
5.75%, 05/01/40 (Call 11/01/39)	1,080	1,132,911
6.15%, 05/01/37	822	909,998
6.20%, 08/15/36	494	546,149
7.00%, 12/15/25(a)	509	536,709
7.95%, 08/15/30(a)	160	187,477
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,342	840,244
2.75%, 03/01/26 (Call 12/01/25)	1,015	965,135
2.95%, 11/21/24 (Call 08/21/24)	551	533,288
3.20%, 08/02/46 (Call 02/02/46)	1,150	847,564
3.50%, 11/15/42 (Call 05/14/42)	115	86,743
3.65%, 02/03/48 (Call 08/03/47)	449	362,499
3.85%, 08/05/32 (Call 05/05/32)	852	799,720
4.40%, 08/05/52 (Call 02/05/52)	665	603,109
4.45%, 01/20/49 (Call 07/20/48)	566	512,756
4.50%, 11/07/43 (Call 05/07/43)	275	240,814
6.20%, 06/01/36	300	332,500
6.25%, 08/01/34(a)	906	1,007,888
6.38%, 11/15/37	595	673,238
6.71%, 07/15/36	10	11,210
6.90%, 07/15/28	505	557,365
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 07/04/23)	80	75,323
1.75%, 12/02/26 (Call 11/02/26)(a)	970	880,033
2.05%, 03/05/30 (Call 12/05/29)	887	750,443
2.45%, 12/02/31 (Call 09/02/31)	865	765,030
2.88%, 11/15/29	852	762,504
2.90%, 02/01/25 (Call 11/01/24)	1,529	1,471,211
3.00%, 12/02/41 (Call 06/02/41)(a)	995	816,360
3.10%, 12/02/51 (Call 06/02/51)	2,475	1,714,330
3.50%, 05/01/50	704	532,284
3.70%, 02/01/26 (Call 11/01/25)(a)	1,051	1,015,676
4.00%, 06/01/28 (Call 03/01/28)(a)	590	572,775
4.20%, 11/15/69	691	537,114
4.30%, 05/15/43	634	550,601
4.70%, 05/01/48	436	391,277
4.80%, 09/15/35 (Call 03/15/35)	475	469,045
4.80%, 08/01/45 (Call 02/01/45)	213	199,622
4.95%, 08/15/45(a)	624	578,567
5.75%, 03/15/33(a)	685	706,478
5.75%, 01/15/42	690	701,326
5.95%, 05/15/37	792	838,331
6.13%, 09/15/2115 (Call 03/15/2115)	511	517,802
7.13%, 10/15/31	570	640,703
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	60	52,081
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	1,233	1,183,719
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	766	664,068

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.50%, 05/15/51 (Call 11/15/50)(a)	$359	$224,313
2.60%, 11/01/26 (Call 08/01/26)(a)	1,650	1,537,582
3.25%, 06/01/27 (Call 03/01/27)	872	826,291
3.35%, 11/01/25 (Call 08/01/25)	805	775,955
3.35%, 09/15/49 (Call 03/15/49)	980	709,498
3.40%, 08/01/24 (Call 05/01/24)	451	440,726
3.80%, 03/01/28 (Call 12/01/27)(a)	540	520,190
3.80%, 11/01/46 (Call 05/01/46)	881	700,436
3.80%, 04/15/50 (Call 10/15/49)	791	620,047
3.95%, 05/01/50 (Call 11/01/49)	433	348,714
4.10%, 11/15/32 (Call 08/15/32)	815	774,647
4.10%, 03/15/44 (Call 09/15/43)	778	664,589
4.25%, 03/15/29 (Call 12/15/28)	1,172	1,146,802
4.25%, 11/01/66 (Call 05/01/66)(a)	365	295,276
4.30%, 03/01/48 (Call 09/01/47)	1,198	1,024,586
4.40%, 03/01/43 (Call 09/01/42)	520	453,724
4.50%, 03/15/49 (Call 09/15/48)	538	472,636
4.50%, 11/15/52 (Call 05/15/52)	1,240	1,101,391
4.50%, 08/01/54 (Call 02/01/54)	395	341,388
4.65%, 03/01/68 (Call 09/01/67)(a)	605	527,824
4.75%, 05/30/42 (Call 11/30/41)	955	877,254
4.75%, 11/15/48 (Call 05/15/48)	438	397,821
5.50%, 04/15/41 (Call 10/15/40)	610	610,818
6.00%, 10/01/36(a)	1,225	1,303,509
6.15%, 05/01/37	696	754,954
6.22%, 04/30/40	773	833,337
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	365	225,388
3.83%, 09/14/61 (Call 03/14/61)(b)	750	501,818
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	743	680,396
3.69%, 09/13/61 (Call 03/13/61)(b)	605	399,300
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	1,384	1,145,260
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	435	382,713
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	105	78,750
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	705	586,223
3.10%, 08/05/29 (Call 05/05/29)	1,130	1,022,056
3.25%, 04/01/26 (Call 01/01/26)	1,000	964,172
3.25%, 05/15/41 (Call 11/15/40)	1,005	741,885
3.40%, 02/15/28 (Call 11/15/27)	574	541,113
3.88%, 08/01/42	508	403,396
3.90%, 02/01/35	908	796,251
4.05%, 02/15/48 (Call 08/15/47)	1,138	894,073
4.10%, 04/15/43	534	427,651
4.10%, 02/01/45(a)	873	701,471
4.20%, 10/17/28 (Call 07/17/28)	505	492,147
4.25%, 05/15/30 (Call 02/15/30)	910	875,980
4.40%, 01/15/47 (Call 07/15/46)	1,114	925,670
4.50%, 02/01/65	88	67,277
4.55%, 04/01/46 (Call 10/01/45)	1,592	1,342,582
4.75%, 11/15/45 (Call 05/15/45)	1,302	1,134,489
4.90%, 01/15/34	970	947,475
4.95%, 10/17/48 (Call 04/17/48)	793	714,330
5.10%, 01/15/44	934	855,604
5.25%, 05/15/50 (Call 11/15/49)(a)	1,332	1,261,414
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	793	771,014
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	1,059	991,761
Security	Par (000)	Value

Transportation (continued)
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(b)	$145	$140,173
3.75%, 04/06/27 (Call 03/06/27)(b)	950	897,641
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	464	385,747
2.55%, 11/01/29 (Call 08/01/29)(a)	651	569,228
2.90%, 06/15/26 (Call 03/15/26)(a)	387	366,599
2.90%, 08/25/51 (Call 02/25/51)	1,040	667,396
3.00%, 03/15/32 (Call 12/15/31)(a)	609	528,521
3.05%, 05/15/50 (Call 11/15/49)(a)	1,062	717,890
3.15%, 06/01/27 (Call 03/01/27)(a)	388	366,718
3.16%, 05/15/55 (Call 11/15/54)	944	631,268
3.40%, 11/01/49 (Call 05/01/49)	509	363,176
3.65%, 08/01/25 (Call 06/01/25)	420	406,998
3.70%, 03/15/53 (Call 09/15/52)	531	399,780
3.80%, 08/01/28 (Call 05/01/28)	550	528,623
3.94%, 11/01/47 (Call 05/01/47)	768	614,220
3.95%, 10/01/42 (Call 04/01/42)	756	623,242
4.05%, 08/15/52 (Call 02/15/52)	915	744,079
4.10%, 05/15/49 (Call 11/15/48)(a)	544	441,749
4.10%, 05/15/2121 (Call 11/15/2120)	640	438,744
4.15%, 02/28/48 (Call 08/28/47)	727	595,588
4.45%, 03/01/33 (Call 12/01/32)	600	577,950
4.45%, 06/15/45 (Call 12/15/44)	552	474,872
4.55%, 06/01/53 (Call 12/01/52)(a)	820	718,265
4.65%, 01/15/46 (Call 07/15/45)	665	588,163
4.84%, 10/01/41	1,049	959,081
5.10%, 12/31/49 (Call 02/01/2118)	75	63,759
5.59%, 05/17/25	465	468,601
7.25%, 02/15/31(a)	905	1,016,386
7.80%, 05/15/27(a)	285	315,980
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(b)	1,458	1,429,254
4.88%, 10/01/24(b)	623	618,668
5.38%, 05/05/45(b)	492	463,221
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	895	921,567
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	470	420,557
2.50%, 09/01/24 (Call 08/01/24)	719	692,359
2.85%, 03/01/27 (Call 02/01/27)	424	389,495
2.90%, 12/01/26 (Call 10/01/26)	689	634,433
3.35%, 09/01/25 (Call 08/01/25)	714	682,259
4.30%, 06/15/27 (Call 05/15/27)	425	411,526
4.63%, 06/01/25 (Call 05/01/25)	845	832,372
5.25%, 06/01/28 (Call 05/01/28)	525	517,462
5.65%, 03/01/28 (Call 02/01/28)(a)	1,030	1,038,449
TTX Co.
3.60%, 01/15/25(b)	771	750,298
3.90%, 02/01/45 (Call 08/01/44)(b)	50	40,541
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	740	623,210
4.60%, 02/01/49 (Call 08/01/48)(b)	419	367,993
4.65%, 06/15/44(b)	110	96,632
5.65%, 12/01/52 (Call 06/01/52)(a)(b)	640	667,142
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	465	429,423
2.38%, 05/20/31 (Call 02/20/31)	985	837,147
2.40%, 02/05/30 (Call 11/05/29)	1,574	1,379,470
2.75%, 03/01/26 (Call 12/01/25)	1,064	1,013,786
2.80%, 02/14/32 (Call 12/15/31)	915	793,051
2.89%, 04/06/36 (Call 01/06/36)	810	652,077

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.95%, 03/10/52 (Call 09/10/51)	$825	$562,759
2.97%, 09/16/62 (Call 03/16/62)	1,197	762,002
3.00%, 04/15/27 (Call 01/15/27)	928	879,994
3.20%, 05/20/41 (Call 11/20/40)	1,385	1,079,201
3.25%, 01/15/25 (Call 10/15/24)	390	379,798
3.25%, 08/15/25 (Call 05/15/25)	735	714,408
3.25%, 02/05/50 (Call 08/05/49)	2,082	1,532,833
3.35%, 08/15/46 (Call 02/15/46)	120	88,642
3.38%, 02/01/35 (Call 08/01/34)	1,200	1,036,433
3.38%, 02/14/42 (Call 08/14/41)	585	465,929
3.50%, 02/14/53 (Call 08/14/52)	1,395	1,062,666
3.55%, 08/15/39 (Call 02/15/39)	857	712,928
3.55%, 05/20/61 (Call 11/20/60)	818	593,932
3.60%, 09/15/37 (Call 03/15/37)	772	664,340
3.70%, 03/01/29 (Call 12/01/28)	1,261	1,214,750
3.75%, 07/15/25 (Call 05/15/25)	757	741,053
3.75%, 02/05/70 (Call 08/05/69)	580	433,870
3.80%, 10/01/51 (Call 04/01/51)	1,275	1,031,532
3.80%, 04/06/71 (Call 10/06/70)	660	500,581
3.84%, 03/20/60 (Call 09/20/59)	2,117	1,646,611
3.85%, 02/14/72 (Call 08/14/71)(a)	435	331,088
3.88%, 02/01/55 (Call 08/01/54)	550	439,257
3.95%, 09/10/28 (Call 06/10/28)(a)	1,252	1,222,518
3.95%, 08/15/59 (Call 02/15/59)	580	460,533
4.00%, 04/15/47 (Call 10/15/46)	695	576,196
4.05%, 11/15/45 (Call 05/15/45)	635	531,865
4.05%, 03/01/46 (Call 09/01/45)	613	510,555
4.10%, 09/15/67 (Call 03/15/67)	507	409,419
4.30%, 03/01/49 (Call 09/01/48)	743	641,686
4.50%, 01/20/33 (Call 10/20/32)	760	749,619
4.50%, 09/10/48 (Call 03/10/48)	565	494,244
4.75%, 02/21/26 (Call 01/21/26)	950	953,810
4.95%, 09/09/52 (Call 03/09/52)(a)	510	500,822
4.96%, 05/15/53 (Call 11/15/52)(a)	850	826,779
5.15%, 01/20/63 (Call 07/20/62)(a)	575	567,448
6.63%, 02/01/29	27	29,821
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	467	451,162
2.40%, 11/15/26 (Call 08/15/26)	853	799,605
2.50%, 09/01/29 (Call 06/01/29)(a)	657	587,057
2.80%, 11/15/24 (Call 09/15/24)	532	516,695
3.05%, 11/15/27 (Call 08/15/27)(a)	1,251	1,186,969
3.40%, 03/15/29 (Call 12/15/28)	1,082	1,031,198
3.40%, 11/15/46 (Call 05/15/46)	810	632,635
3.40%, 09/01/49 (Call 03/01/49)(a)	668	521,107
3.63%, 10/01/42	391	321,260
3.75%, 11/15/47 (Call 05/15/47)	1,275	1,053,294
3.90%, 04/01/25 (Call 03/01/25)	1,424	1,403,625
4.25%, 03/15/49 (Call 09/15/48)	784	693,414
4.45%, 04/01/30 (Call 01/01/30)	1,167	1,165,967
4.88%, 03/03/33 (Call 12/03/32)	690	700,097
4.88%, 11/15/40 (Call 05/15/40)	835	816,154
5.05%, 03/03/53 (Call 09/03/52)	835	834,092
5.20%, 04/01/40 (Call 10/01/39)	657	668,675
5.30%, 04/01/50 (Call 10/01/49)(a)	1,270	1,320,726
6.20%, 01/15/38	1,814	2,029,278
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(c)	240	279,528
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,600	1,441,721
Security	Par (000)	Value

Transportation (continued)
1.50%, 09/22/28 (Call 07/22/28)	$1,435	$1,252,657
1.80%, 09/22/31 (Call 06/22/31)	1,970	1,642,285
3.95%, 09/09/27 (Call 08/09/27)(a)	565	561,773
XPO Inc., 6.25%, 06/01/28 (Call 06/01/26)(b)	1,140	1,121,946
		168,456,376
Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	495	468,377
2.63%, 03/20/25 (Call 02/20/25)(b)	1,530	1,445,275
3.38%, 03/20/28 (Call 01/20/28)(b)	630	572,603
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	875	673,167
3.10%, 06/01/51 (Call 12/01/50)	440	268,587
3.25%, 03/30/25 (Call 12/30/24)	290	277,420
3.25%, 09/15/26 (Call 06/15/26)	828	772,921
3.50%, 03/15/28 (Call 12/15/27)	413	380,281
3.50%, 06/01/32 (Call 03/01/32)(a)	161	138,833
3.85%, 03/30/27 (Call 12/30/26)	506	480,767
4.00%, 06/30/30 (Call 03/30/30)	630	578,116
4.50%, 03/30/45 (Call 09/30/44)(a)	160	125,146
4.55%, 11/07/28 (Call 08/07/28)	360	348,010
4.70%, 04/01/29 (Call 01/01/29)	620	602,478
4.90%, 03/15/33 (Call 12/15/32)(a)	525	502,638
5.20%, 03/15/44 (Call 09/15/43)(a)	290	254,151
5.45%, 09/15/33	300	295,491
Penske Truck Leasing Co. LP / PTL Finance Corp., 6.20%, 06/15/30 (Call 04/15/30)(b)	420	422,308
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	937	838,016
1.70%, 06/15/26 (Call 05/15/26)(b)	1,577	1,405,745
2.70%, 11/01/24 (Call 10/01/24)(b)	698	666,517
3.35%, 11/01/29 (Call 08/01/29)(a)(b)	523	454,407
3.40%, 11/15/26 (Call 08/15/26)(b)	923	855,952
3.45%, 07/01/24 (Call 06/01/24)(b)	695	676,167
3.95%, 03/10/25 (Call 01/10/25)(b)	956	924,907
4.00%, 07/15/25 (Call 06/15/25)(b)	694	668,487
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	727	688,559
4.40%, 07/01/27 (Call 06/01/27)(b)	477	453,434
4.45%, 01/29/26 (Call 11/29/25)(b)	737	712,554
5.55%, 05/01/28 (Call 04/01/28)(b)	755	745,839
5.70%, 02/01/28 (Call 01/01/28)(b)	785	780,855
5.75%, 05/24/26 (Call 04/24/26)(b)	470	468,967
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	370	371,093
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,310	1,154,200
2.30%, 06/15/28 (Call 04/15/28)(b)	415	354,199
5.45%, 05/03/28 (Call 04/03/28)(b)	370	368,601
		21,195,068
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	595	499,802
3.38%, 01/20/27 (Call 12/20/26)(a)	682	579,766
		1,079,568
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	640	535,149
2.80%, 05/01/30 (Call 02/01/30)	825	725,601
2.95%, 09/01/27 (Call 06/01/27)(a)	767	713,759
3.00%, 12/01/26 (Call 09/01/26)(a)	475	444,327
3.25%, 06/01/51 (Call 12/01/50)(a)	550	392,421

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.40%, 03/01/25 (Call 12/01/24)	$1,036	$1,008,317
3.45%, 06/01/29 (Call 03/01/29)	656	609,191
3.45%, 05/01/50 (Call 11/01/49)	649	478,594
3.75%, 09/01/28 (Call 06/01/28)(a)	642	612,940
3.75%, 09/01/47 (Call 03/01/47)	796	622,678
4.00%, 12/01/46 (Call 06/01/46)	526	417,757
4.15%, 06/01/49 (Call 12/01/48)	574	477,862
4.20%, 09/01/48 (Call 03/01/48)	512	422,209
4.30%, 12/01/42 (Call 06/01/42)	456	399,972
4.30%, 09/01/45 (Call 03/01/45)(a)	329	282,402
4.45%, 06/01/32 (Call 03/01/32)(a)	645	627,017
6.59%, 10/15/37	779	874,150
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	124	121,570
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	765	626,342
2.70%, 04/15/30 (Call 01/15/30)	809	692,921
3.35%, 04/15/50 (Call 10/15/49)	472	325,452
3.57%, 05/01/29 (Call 02/01/29)	990	917,513
4.28%, 05/01/49 (Call 11/01/48)	721	581,456
5.30%, 05/01/52 (Call 11/01/51)	495	463,927
United Utilities PLC, 6.88%, 08/15/28(a)	155	170,158
		13,543,685
Total Corporate Bonds & Notes — 98.0%
(Cost: $9,841,872,101)		8,795,296,054

Foreign Government Obligations(g)
Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (Call 11/04/27)(b)	70	69,462

Japan — 0.0%
Development Bank of Japan Inc., 4.38%, 09/22/25(b)	120	119,099

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	755	704,951

South Korea — 0.2%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	582,886
3.63%, 06/14/25(b)	200	194,030
4.00%, 06/14/27(b)	135	131,914
5.13%, 04/23/34(a)(b)	435	443,350
7.00%, 02/01/27(a)	200	213,892
Korea Gas Corp.
1.13%, 07/13/26(b)	650	577,253
2.00%, 07/13/31(b)	495	408,337
2.25%, 07/18/26(b)	125	114,847
3.13%, 07/20/27(a)(b)	1,776	1,671,892
3.50%, 07/02/26(b)	150	143,299
3.88%, 07/13/27(b)	2,000	1,944,948
Korea Housing Finance Corp.
4.63%, 02/24/28(b)	500	499,555
4.63%, 02/24/33(b)	550	544,689
Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	$480	$429,365
3.13%, 07/25/27(b)	1,170	1,104,234
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	586,033
1.25%, 04/07/26(b)	1,000	898,150
2.38%, 04/07/31(b)	1,000	844,785
2.50%, 10/24/26(b)	143	131,965
2.63%, 04/18/32(b)	500	421,234
3.25%, 10/01/25(b)	450	430,963
3.38%, 03/27/27(b)	500	478,663
		12,796,284
Total Foreign Government Obligations — 0.2%
(Cost: $14,505,564)		13,689,796
Total Long-Term Investments — 98.2%
(Cost: $9,856,377,665)		8,808,985,850

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(h)(i)(j)	871,163	871,337,732
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(h)(i)	92,109	92,109,000

Total Short-Term Securities — 10.7%
(Cost: $963,285,240)		963,446,732

Total Investments — 108.9%
(Cost: $10,819,662,905)		9,772,432,582
Liabilities in Excess of Other Assets — (8.9)%		(795,847,674)

Net Assets — 100.0%		$8,976,584,908

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$756,319,806	$115,337,468	(a)	—	$(30,253)	$(289,289)	$871,337,732	871,163	$930,052	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	65,729,000	26,380,000	(a)	—	—	—	92,109,000	92,109	969,441		—
					$(30,253)	$(289,289)	$963,446,732		$1,899,493		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,156,017,007	$—	$2,156,017,007
Foreign Government Obligations	—	13,689,796	—	13,689,796
Short-Term Securities
Money Market Funds	963,446,732	—	—	963,446,732
	$963,446,732	$8,808,985,850	$—	$9,772,432,582

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company